UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          September 30, 2008

Date of reporting period:         March 31, 2008


ITEM 1.  REPORT TO SHAREHOLDERS
===============================
84 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 93.58%

APPAREL & ACCESSORY STORES: 1.87%
    356,100  KOHL'S CORPORATION+                                                                                  $   15,273,129
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 2.85%
    644,780  JONES APPAREL GROUP INCORPORATED                                                                          8,652,948
    188,850  VF CORPORATION                                                                                           14,637,764

                                                                                                                      23,290,712
                                                                                                                  --------------
BUSINESS SERVICES: 5.89%
    748,000  MICROSOFT CORPORATION                                                                                    21,228,240
    610,100  OMNICOM GROUP INCORPORATED                                                                               26,954,218

                                                                                                                      48,182,458
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 9.78%
    377,400  AVERY DENNISON CORPORATION<<                                                                             18,586,950
    232,690  AVON PRODUCTS INCORPORATED                                                                                9,200,563
    306,390  COLGATE-PALMOLIVE COMPANY<<                                                                              23,870,845
    124,580  HENKEL KGAA ADR                                                                                           5,298,338
    354,400  JOHNSON & JOHNSON                                                                                        22,989,928

                                                                                                                      79,946,624
                                                                                                                  --------------
COMMUNICATIONS: 2.72%
    754,585  VODAFONE GROUP PLC ADR                                                                                   22,267,803
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 7.97%
    603,120  BANK OF AMERICA CORPORATION<<                                                                            22,864,279
    380,100  JPMORGAN CHASE & COMPANY                                                                                 16,325,295
    328,951  STATE STREET CORPORATION                                                                                 25,987,129

                                                                                                                      65,176,703
                                                                                                                  --------------
EATING & DRINKING PLACES: 3.87%
    476,000  DARDEN RESTAURANTS INCORPORATED                                                                          15,493,800
    288,969  MCDONALD'S CORPORATION                                                                                   16,115,801

                                                                                                                      31,609,601
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.30%
  1,152,350  FLEXTRONICS INTERNATIONAL LIMITED+<<                                                                     10,820,567
    592,340  GENERAL ELECTRIC COMPANY                                                                                 21,922,503
    569,432  MOLEX INCORPORATED CLASS A                                                                               12,447,784
    184,050  TYCO ELECTRONICS LIMITED                                                                                  6,316,596

                                                                                                                      51,507,450
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.82%
    308,130  ILLINOIS TOOL WORKS INCORPORATED                                                                         14,861,110
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 3.42%
    263,180  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    12,487,891
    190,150  DIAGEO PLC ADR                                                                                           15,462,998

                                                                                                                      27,950,889
                                                                                                                  --------------
GENERAL MERCHANDISE STORES: 2.37%
    367,100  WAL-MART STORES INCORPORATED                                                                             19,338,828
                                                                                                                  --------------
HEALTH SERVICES: 1.42%
    221,450  CARDINAL HEALTH INCORPORATED                                                                             11,628,340
                                                                                                                  --------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 85


C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

      SHARES   SECURITY NAME                                                                                             VALUE
HOLDING & OTHER INVESTMENT OFFICES: 2.57%
      4,689  BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                             $   20,973,428
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.19%
    749,900  DELL INCORPORATED+                                                                                       14,938,008
    320,800  DIEBOLD INCORPORATED                                                                                     12,046,040
    486,190  DOVER CORPORATION                                                                                        20,313,018
    148,510  EATON CORPORATION                                                                                        11,831,792
    455,900  PITNEY BOWES INCORPORATED                                                                                15,965,618

                                                                                                                      75,094,476
                                                                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE: 2.69%
    654,700  WILLIS GROUP HOLDINGS LIMITED                                                                            22,004,467
                                                                                                                  --------------
INSURANCE CARRIERS: 6.00%
    461,820  ALLSTATE CORPORATION                                                                                     22,195,069
    534,810  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                23,130,533
    303,700  MBIA INCORPORATED+<<                                                                                      3,711,214

                                                                                                                      49,036,816
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.18%
     81,560  BECTON DICKINSON & COMPANY                                                                                7,001,926
  1,040,652  BOSTON SCIENTIFIC CORPORATION+                                                                           13,393,191
    485,410  QUEST DIAGNOSTICS INCORPORATED                                                                           21,974,511

                                                                                                                      42,369,628
                                                                                                                  --------------
MEDICAL PRODUCTS: 1.36%
    191,970  BAXTER INTERNATIONAL INCORPORATED                                                                        11,099,705
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.94%
    359,650  TYCO INTERNATIONAL LIMITED                                                                               15,842,583
                                                                                                                  --------------
MISCELLANEOUS RETAIL: 2.08%
    795,105  OFFICE DEPOT INCORPORATED+                                                                                8,785,910
    414,685  ZALE CORPORATION+<<                                                                                       8,194,176

                                                                                                                      16,980,086
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 3.50%
    545,400  AMERICAN EXPRESS COMPANY                                                                                 23,844,888
    862,830  COUNTRYWIDE FINANCIAL CORPORATION<<                                                                       4,745,565

                                                                                                                      28,590,453
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.59%
   346,900  EXXON MOBIL CORPORATION                                                                                   29,340,802
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES: 0.98%
    182,500  HUBBELL INCORPORATED CLASS B<<                                                                            7,973,425
                                                                                                                  --------------
TRAVEL & RECREATION: 1.82%
    368,490  CARNIVAL CORPORATION<<                                                                                   14,916,473
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS: 2.40%
    303,699  KIMBERLY-CLARK CORPORATION                                                                               19,603,770
                                                                                                                  --------------
TOTAL COMMON STOCKS (COST $812,869,934)                                                                              764,859,759
                                                                                                                  --------------

86 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

     SHARES   SECURITY NAME                                                                                             VALUE
PREFERRED STOCKS: 1.52%
    266,700  HENKEL KGAA ADR PREFERRED                                                                            $   12,361,118
TOTAL PREFERRED STOCKS (COST $12,524,298)                                                                             12,361,118
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING: 6.53%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.26%
    155,056  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 155,056
    658,487  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                    658,487
    592,638  DREYFUS CASH MANAGEMENT FUND                                                                                592,638
    724,335  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      724,335

                                                                                                                       2,130,516
                                                                                                                  --------------

  PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 6.27%
$ 1,382,822  AMSTEL FUNDING CORPORATION                                                2.85%        04/16/2008         1,381,180
    243,640  APRECO LLC                                                                2.70         04/17/2008           243,348
    263,395  APRECO LLC                                                                3.10         04/07/2008           263,259
  1,593,538  ATLANTIC ASSET SECURITIZATION CORPORATION                                 2.80         04/21/2008         1,591,059
    102,724  ATLANTIC ASSET SECURITIZATION CORPORATION                                 3.00         04/18/2008           102,578
    329,243  BANCO SANTANDER TOTTA LOAN+/-++                                           2.83         10/15/2008           328,914
  2,153,251  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $2,153,436)                                                         3.10         04/01/2008         2,153,251
    329,243  BANK OF IRELAND+/-++                                                      3.06         10/14/2008           329,143
     65,849  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
             $65,854)                                                                  2.50         04/01/2008            65,849
    263,395  BNP PARIBAS+/-                                                            3.13         08/07/2008           263,180
  1,455,255  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,455,380)                                                         3.08         04/01/2008         1,455,255
    829,693  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $829,763)                                                           3.04         04/01/2008           829,693
    697,996  BRYANT BANK FUNDING                                                       2.98         04/09/2008           697,534
    197,546  CAFCO LLC                                                                 2.70         04/18/2008           197,294
    542,593  CAFCO LLC                                                                 3.08         04/07/2008           542,314
  1,349,898  CHARIOT FUNDING LLC                                                       2.97         04/14/2008         1,348,450
    987,730  CHARTA LLC                                                                3.08         04/09/2008           987,054
    856,033  CHEYNE FINANCE LLC+/-++(A)(I)^^                                           5.12         02/25/2008           770,429
    658,487  CHEYNE FINANCE LLC+/-++(A)(I)^^                                           5.18         05/19/2008           592,638
  1,316,973  CIESCO LLC                                                                3.08         04/08/2008         1,316,185
  1,330,143  CLIPPER RECEIVABLES CORPORATION                                           3.32         04/01/2008         1,330,143
  2,113,742  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $2,113,924)                                3.10         04/01/2008         2,113,742
    987,730  CULLINAN FINANCE CORPORATION+/-++                                         3.08         08/04/2008           984,768
    388,507  EBBETS FUNDING LLC                                                        3.65         04/01/2008           388,507
    671,656  ERASMUS CAPITAL CORPORATION                                               3.00         04/17/2008           670,761
    526,789  ERASMUS CAPITAL CORPORATION                                               3.09         04/10/2008           526,382
    658,487  EUREKA SECURITIZATION INCORPORATED                                        2.90         04/15/2008           657,744
    256,810  FAIRWAY FINANCE CORPORATION                                               2.80         04/15/2008           256,530
    329,243  FAIRWAY FINANCE CORPORATION                                               2.90         04/07/2008           329,084
  1,316,973  FIVE FINANCE INCORPORATED+/-++                                            4.50         07/09/2008         1,311,078
  1,065,431  GALLEON CAPITAL LLC                                                       2.88         04/16/2008         1,064,153
    526,789  GALLEON CAPITAL LLC                                                       3.10         04/18/2008           526,018
    684,826  GEMINI SECURITIZATION INCORPORATED                                        2.85         04/23/2008           683,633
    921,881  GEMINI SECURITIZATION INCORPORATED                                        3.32         04/02/2008           921,796
    967,975  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $968,056)                                                 3.00         04/01/2008           967,975
  2,706,380  GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $2,706,617)                                3.15         04/01/2008         2,706,380

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 87


C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   131,697  HARRIER FINANCE FUNDING LLC+/-                                            2.62%        04/25/2008    $      131,697
    856,033  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             2.90         10/16/2008           856,033
    329,243  INTESA BANK (IRELAND) PLC+/-++                                            2.61         10/24/2008           328,940
    796,769  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $796,838)                                                           3.10         04/01/2008           796,769
    566,298  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $566,346)                                  3.04         04/01/2008           566,298
    131,697  KESTREL FUNDING US LLC+/-                                                 2.62         04/25/2008           131,697
    460,941  LIBERTY STREET FUNDING CORPORATION                                        3.00         04/07/2008           460,710
    658,487  LINKS FINANCE LLC+/-++                                                    3.09         08/15/2008           654,060
    987,730  MONT BLANC CAPITAL CORPORATION                                            2.86         04/24/2008           985,931
     10,536  MONT BLANC CAPITAL CORPORATION                                            3.20         04/09/2008            10,528
    632,147  MONT BLANC CAPITAL CORPORATION                                            3.25         04/04/2008           631,976
     60,910  MORGAN STANLEY+/-                                                         2.94         10/15/2008            60,879
    563,982  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $564,021)                                                           2.50         04/01/2008           563,982
    994,315  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $994,400)                                                           3.08         04/01/2008           994,315
    658,487  NORTHERN ROCK PLC+/-++                                                    3.14         10/03/2008           654,300
    921,881  OLD LINE FUNDING CORPORATION                                              2.79         04/22/2008           920,381
    597,853  OLD LINE FUNDING CORPORATION                                              3.04         04/04/2008           597,702
    190,961  PICAROS FUNDING LLC                                                       2.60         04/11/2008           190,823
    658,487  RANGER FUNDING CORPORATION                                                2.71         04/18/2008           657,644
    395,092  SCALDIS CAPITAL LIMITED                                                   2.82         04/17/2008           394,597
    474,110  SEDNA FINANCE INCORPORATED+/-++                                           3.03         04/10/2008           473,962
    395,092  SHEFFIELD RECEIVABLES CORPORATION                                         3.25         04/02/2008           395,056
    263,395  SLM CORPORATION+/-++                                                      2.94         05/12/2008           262,920
    658,487  STANFIELD VICTORIA FUNDING LLC+/-++(a)(i)^^                               5.47         02/15/2008           587,107
    408,262  STANFIELD VICTORIA FUNDING LLC+/-++(a)(i)^^                               5.27         04/03/2008           364,006
     79,018  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        2.85         04/03/2008            79,006
    658,487  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        2.85         04/15/2008           657,757
    829,693  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        3.10         04/15/2008           828,693
    395,092  THUNDER BAY FUNDING INCORPORATED                                          2.75         04/15/2008           394,669
    220,672  THUNDER BAY FUNDING INCORPORATED                                          2.80         04/04/2008           220,621
    658,487  TULIP FUNDING CORPORATION                                                 2.88         04/21/2008           657,433
    329,243  UNICREDITO ITALIANO BANK (IRELAND)+/-                                     2.84         04/15/2009           329,024
    329,243  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        3.09         10/08/2008           329,056
    197,546  VARIABLE FUNDING CAPITAL CORPORATION                                      3.02         04/04/2008           197,496
    658,487  VERSAILLES CDS LLC                                                        3.00         04/11/2008           657,938
    329,243  VERSAILLES CDS LLC                                                        3.45         04/08/2008           329,022
    566,298  VICTORIA FINANCE LLC+/-++(a)(i)^^                                         3.44         07/28/2008           504,912
    329,243  VICTORIA FINANCE LLC+/-++(a)(i)^^                                         3.47         08/07/2008           293,553
    658,487  WHITE PINE FINANCE LLC+/-++(a)(i)^^                                       5.41         02/22/2008           625,562
  1,580,368  YORKTOWN CAPITAL LLC                                                      2.72         04/03/2008         1,580,133

                                                                                                                      51,254,489
                                                                                                                  --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $54,264,921)                                                            53,385,005
                                                                                                                  --------------

88 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS: 4.85%
39,642,910   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         $   39,642,910
                                                                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (COST $39,642,910)                                                                       39,642,910
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $919,302,063)*                                 106.48%                                                      $  870,248,792

OTHER ASSETS AND LIABILITIES, NET                    (6.48)                                                          (52,930,171)
                                                     ------                                                       --------------

TOTAL NET ASSETS                                     100.00%                                                      $  817,318,621
                                                     -------                                                      --------------

--------------------------------------------------------------------------------

+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

^^ This security is currently in default with regards to scheduled interest and/or principal payments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++ Short-term security of an affiliate of the Fund with a cost of $39,642,910.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 89


DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 96.24%
APPAREL & ACCESSORY STORES: 3.48%
     85,000  AEROPOSTALE INCORPORATED+                                                                            $    2,304,350
    117,300  GAP INCORPORATED                                                                                          2,308,464

                                                                                                                       4,612,814
                                                                                                                  --------------
BIOPHARMACEUTICALS: 2.58%
     66,400  GILEAD SCIENCES INCORPORATED+                                                                             3,421,592
                                                                                                                  --------------
BUSINESS SERVICES: 15.73%
     49,600  ADOBE SYSTEMS INCORPORATED+                                                                               1,765,264
     82,400  BMC SOFTWARE INCORPORATED+                                                                                2,679,648
     60,800  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       1,752,864
    111,300  JUNIPER NETWORKS INCORPORATED+<<                                                                          2,782,500
    125,900  Microsoft Corporation                                                                                     3,573,042
     64,700  OMNICOM GROUP INCORPORATED                                                                                2,858,446
    151,600  ORACLE CORPORATION+                                                                                       2,965,296
    150,700  SYMANTEC CORPORATION+<<                                                                                   2,504,634

                                                                                                                      20,881,694
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 8.46%
     33,700  COLGATE-PALMOLIVE COMPANY                                                                                 2,625,567
     59,400  ELI LILLY & COMPANY                                                                                       3,064,446
     27,100  MONSANTO COMPANY                                                                                          3,021,650
     42,200  SIGMA-ALDRICH CORPORATION                                                                                 2,517,230

                                                                                                                      11,228,893
                                                                                                                  --------------
COMMUNICATIONS: 1.59%
     55,000  AT&T INCORPORATED                                                                                         2,106,500
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 2.41%
     48,200  NORTHERN TRUST CORPORATION                                                                                3,203,854
                                                                                                                  --------------
E-COMMERCE/SERVICES: 1.85%
     34,400  AMAZON.COM INCORPORATED+                                                                                  2,452,720
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT: 3.90%
     69,600  AMPHENOL CORPORATION CLASS A                                                                              2,592,600
    130,500  NVIDIA CORPORATION+                                                                                       2,582,595

                                                                                                                       5,175,195
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.74%
     49,400  JACOBS ENGINEERING GROUP INCORPORATED+                                                                    3,635,346
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 4.67%
     47,700  PEPSICO INCORPORATED                                                                                      3,443,940
     45,300  THE COCA-COLA COMPANY                                                                                     2,757,411

                                                                                                                       6,201,351
                                                                                                                  --------------
FOOD STORES: 1.80%
     81,600  SAFEWAY INCORPORATED                                                                                      2,394,960
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 17.26%
     58,100  AGCO CORPORATION+<<                                                                                       3,479,028
     23,500  APPLE INCORPORATED+                                                                                       3,372,250
    123,600  EMC CORPORATION                                                                                           1,772,424
     84,600  HEWLETT-PACKARD COMPANY                                                                                   3,862,836

90 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
     36,700  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                          $    4,225,638
     59,900  NATIONAL OILWELL VARCO INCORPORATED+                                                                      3,496,962
     39,100  PARKER HANNIFIN CORPORATION                                                                               2,708,457

                                                                                                                      22,917,595
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS: 7.12%
     85,600  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                              2,812,816
     42,300  BECTON DICKINSON & COMPANY                                                                                3,631,455
     77,800  DENTSPLY INTERNATIONAL INCORPORATED                                                                       3,003,080

                                                                                                                       9,447,351
                                                                                                                  --------------
MEDICAL MANAGEMENT SERVICES: 3.53%
     72,900  EXPRESS SCRIPTS INCORPORATED+                                                                             4,688,928
                                                                                                                  --------------
MEDICAL PRODUCTS: 2.76%
     63,400  BAXTER INTERNATIONAL INCORPORATED                                                                         3,665,788
                                                                                                                  --------------
OIL & GAS EXTRACTION: 3.69%
     25,100  DEVON ENERGY CORPORATION                                                                                  2,618,683
     31,100  OCCIDENTAL PETROLEUM CORPORATION                                                                          2,275,587

                                                                                                                       4,894,270
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.94%
     30,500  EXXON MOBIL CORPORATION                                                                                   2,579,690
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.16%
     74,300  NASDAQ STOCK MARKET INCORPORATED+<<                                                                       2,872,438
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 6.69%
     51,600  AUTOLIV INCORPORATED                                                                                      2,590,320
     38,900  NORTHROP GRUMMAN CORPORATION                                                                              3,026,809
     47,500  UNITED TECHNOLOGIES CORPORATION                                                                           3,268,950

                                                                                                                       8,886,079
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS: 1.88%
     32,600  W.W. GRAINGER INCORPORATED                                                                                2,490,313
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $116,629,828)                                                                              127,757,371
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 2.59%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.10%
     10,004  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                  10,004
     42,485  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                     42,485
     38,236  DREYFUS CASH MANAGEMENT FUND                                                                                 38,236
     46,733  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                       46,733

                                                                                                                         137,458
                                                                                                                  --------------
  PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 2.49%
$    89,218  AMSTEL FUNDING CORPORATION                                                2.85%        04/16/2008            89,112
     15,719  APRECO LLC                                                                2.70         04/17/2008            15,700
     16,994  APRECO LLC                                                                3.10         04/07/2008            16,985
    102,813  ATLANTIC ASSET SECURITIZATION CORPORATION                                 2.80         04/21/2008           102,653
      6,628  ATLANTIC ASSET SECURITIZATION CORPORATION                                 3.00         04/18/2008             6,618
     21,242  BANCO SANTANDER TOTTA LOAN+/-++                                           2.83         10/15/2008            21,221

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 91


DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   138,925  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $138,937)                                                           3.10%        04/01/2008    $      138,925
     21,242  BANK OF IRELAND+/-++                                                      3.06         10/14/2008            21,236
      4,248  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE       2.50         04/01/2008             4,248
             $4,248)
     16,994  BNP PARIBAS+/-                                                            3.13         08/07/2008            16,980
     53,531  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $53,536)                                                            3.04         04/01/2008            53,531
     93,891  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $93,899)                                                            3.08         04/01/2008            93,891
     45,034  BRYANT BANK FUNDING                                                       2.98         04/09/2008            45,004
     12,745  CAFCO LLC                                                                 2.70         04/18/2008            12,729
     35,007  CAFCO LLC                                                                 3.08         04/07/2008            34,989
     87,094  CHARIOT FUNDING LLC                                                       2.97         04/14/2008            87,000
     63,727  CHARTA LLC                                                                3.08         04/09/2008            63,683
     55,230  CHEYNE FINANCE LLC+/-++(a)(i)^^                                           5.12         02/25/2008            49,707
     42,485  CHEYNE FINANCE LLC+/-++(a)(i)^^                                           5.18         05/19/2008            38,236
     84,969  CIESCO LLC                                                                3.08         04/08/2008            84,918
     85,819  CLIPPER RECEIVABLES CORPORATION                                           3.32         04/01/2008            85,819
    136,376  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $136,388)                                  3.10         04/01/2008           136,376
     63,727  CULLINAN FINANCE CORPORATION+/-++                                         3.08         08/04/2008            63,536
     25,066  EBBETS FUNDING LLC                                                        3.65         04/01/2008            25,066
     43,334  ERASMUS CAPITAL CORPORATION                                               3.00         04/17/2008            43,277
     33,988  ERASMUS CAPITAL CORPORATION                                               3.09         04/10/2008            33,961
     42,485  EUREKA SECURITIZATION INCORPORATED                                        2.90         04/15/2008            42,437
     16,569  FAIRWAY FINANCE CORPORATION                                               2.80         04/15/2008            16,551
     21,242  FAIRWAY FINANCE CORPORATION                                               2.90         04/07/2008            21,232
     84,969  FIVE FINANCE INCORPORATED+/-++                                            4.50         07/09/2008            84,589
     68,740  GALLEON CAPITAL LLC                                                       2.88         04/16/2008            68,658
     33,988  GALLEON CAPITAL LLC                                                       3.10         04/18/2008            33,938
     44,184  GEMINI SECURITIZATION INCORPORATED                                        2.85         04/23/2008            44,107
     59,479  GEMINI SECURITIZATION INCORPORATED                                        3.32         04/02/2008            59,473
     62,452  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $62,457)                                                  3.00         04/01/2008            62,452
    174,612  GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $174,627)                                  3.15         04/01/2008           174,612
      8,497  HARRIER FINANCE FUNDING LLC+/-                                            2.62         04/25/2008             8,497
     55,230  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             2.90         10/16/2008            55,230
     21,242  INTESA BANK (IRELAND) PLC+/-++                                            2.61         10/24/2008            21,223
     51,406  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $51,410)                                                            3.10         04/01/2008            51,406
     36,537  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $36,540)                                   3.04         04/01/2008            36,537
      8,497  KESTREL FUNDING US LLC+/-                                                 2.62         04/25/2008             8,497
     29,739  LIBERTY STREET FUNDING CORPORATION                                        3.00         04/07/2008            29,724
     42,485  LINKS FINANCE LLC+/-++                                                    3.09         08/15/2008            42,199
     63,727  MONT BLANC CAPITAL CORPORATION                                            2.86         04/24/2008            63,611
        680  MONT BLANC CAPITAL CORPORATION                                            3.20         04/09/2008               679
     40,785  MONT BLANC CAPITAL CORPORATION                                            3.25         04/04/2008            40,774
      3,930  MORGAN STANLEY+/-                                                         2.94         10/15/2008             3,928
     36,387  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $36,390)                                                            2.50         04/01/2008            36,387
     64,152  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $64,157)                                                            3.08         04/01/2008            64,152
     42,485  NORTHERN ROCK PLC+/-++                                                    3.14         10/03/2008            42,215
     59,479  OLD LINE FUNDING CORPORATION                                              2.79         04/22/2008            59,382
     38,573  OLD LINE FUNDING CORPORATION                                              3.04         04/04/2008            38,563
     12,321  PICAROS FUNDING LLC                                                       2.60         04/11/2008            12,312
     42,485  RANGER FUNDING CORPORATION                                                2.71         04/18/2008            42,430
     25,491  SCALDIS CAPITAL LIMITED                                                   2.82         04/17/2008            25,459

92 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    30,589  SEDNA FINANCE INCORPORATED+/-++                                           3.03%        04/10/2008    $       30,579
     25,491  SHEFFIELD RECEIVABLES CORPORATION                                         3.25         04/02/2008            25,489
     16,994  SLM CORPORATION+/-++                                                      2.94         05/12/2008            16,963
     26,341  STANFIELD VICTORIA FUNDING LLC+/-++(a)(i)^^                               5.27         04/03/2008            23,485
     42,485  STANFIELD VICTORIA FUNDING LLC+/-++(a)(i)^^                               5.47         02/15/2008            37,879
      5,098  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        2.85         04/03/2008             5,097
     42,485  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        2.85         04/15/2008            42,438
     53,531  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        3.10         04/15/2008            53,466
     25,491  THUNDER BAY FUNDING INCORPORATED                                          2.75         04/15/2008            25,464
     14,237  THUNDER BAY FUNDING INCORPORATED                                          2.80         04/04/2008            14,234
     42,485  TULIP FUNDING CORPORATION                                                 2.88         04/21/2008            42,417
     21,242  UNICREDITO ITALIANO BANK (IRELAND)+/-                                     2.84         04/15/2009            21,228
     21,242  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        3.09         10/08/2008            21,230
     12,745  VARIABLE FUNDING CAPITAL CORPORATION                                      3.02         04/04/2008            12,742
     42,485  VERSAILLES CDS LLC                                                        3.00         04/11/2008            42,449
     21,242  VERSAILLES CDS LLC                                                        3.45         04/08/2008            21,228
     36,537  VICTORIA FINANCE LLC+/-++(a)(i)^^                                         3.44         07/28/2008            32,576
     21,242  VICTORIA FINANCE  LLC+/-++(a)(i)^^                                        3.47         08/07/2008            18,940
     42,485  WHITE PINE FINANCE  LLC+/-++(a)(i)^^                                      5.41         02/22/2008            40,360
    101,963  YORKTOWN CAPITAL LLC                                                      2.72         04/03/2008           101,952

                                                                                                                       3,306,871
                                                                                                                  --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,593,979)                                                              3,444,329
                                                                                                                  --------------

     SHARES
SHORT-TERM INVESTMENTS: 3.87%
   5,140,61  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              5,140,615
                                                                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (COST $5,140,615)                                                                         5,140,615
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $125,364,422)*                        102.70%                                                               $  136,342,315

OTHER ASSETS AND LIABILITIES, NET            (2.70)                                                                   (3,585,863)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $  132,756,452
                                            ------                                                                --------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

^^ This security is currently in default with regards to scheduled interest and/or principal payments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $5,140,615.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 93


EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 95.20%

AMUSEMENT & RECREATION SERVICES: 1.07%
     32,600  WMS INDUSTRIES INCORPORATED+                                                                         $    1,172,622
                                                                                                                  --------------
APPAREL & ACCESSORY STORES: 0.74%
     46,400  CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                       804,576
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 3.03%
     30,800  GYMBOREE CORPORATION+                                                                                     1,228,304
     52,900  WARNACO GROUP INCORPORATED+<<                                                                             2,086,376

                                                                                                                       3,314,680
                                                                                                                  --------------
AUTO PARTS & EQUIPMENT: 0.31%
     23,100   AMERIGON INCORPORATED+                                                                                     341,880
                                                                                                                  --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.74%
     20,900  COPART INCORPORATED+                                                                                        810,084
                                                                                                                  --------------
BUSINESS SERVICES: 14.51%
     28,100  BLUEPHOENIX SOLUTIONS LIMITED+<<                                                                            234,635
     85,700  CONCUR TECHNOLOGIES INCORPORATED+<<                                                                       2,660,985
     50,900  DOUBLE-TAKE SOFTWARE INCORPORATED+                                                                          594,512
     85,000  FALCONSTOR SOFTWARE INCORPORATED+<<                                                                         646,850
     33,200  HEALTHCARE SERVICES GROUP<<                                                                                 685,248
     43,200  HMS HOLDINGS CORPORATION+<<                                                                               1,233,360
     37,700  IGATE CORPORATION+                                                                                          268,424
     34,800  MERCADOLIBRE INCORPORATED+<<                                                                              1,383,648
    136,120  OMNICELL INCORPORATED+                                                                                    2,736,012
     28,700  OMNITURE INCORPORATED+<<                                                                                    666,127
     84,200  PROS HOLDINGS INCORPORATED+                                                                               1,056,710
     58,500  SHANDA INTERACTIVE ENTERTAINMENT LIMITED ADR+                                                             1,702,350
     40,850  VOCUS INCORPORATED+                                                                                       1,078,440
     56,700  YUCHENG TECHNOLOGIES LIMITED+                                                                               938,385

                                                                                                                      15,885,686
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 9.05%
     17,200  BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                                     608,364
     34,300  CHATTEM INCORPORATED+<<                                                                                   2,275,462
     35,900  FMC CORPORATION                                                                                           1,992,091
     40,100  IDEXX LABORATORIES INCORPORATED+                                                                          1,975,326
     44,400  MARTEK BIOSCIENCES CORPORATION+<<                                                                         1,357,308
     48,000  TERRA INDUSTRIES INCORPORATED+<<                                                                          1,705,440

                                                                                                                       9,913,991
                                                                                                                  --------------
COMMUNICATIONS: 1.66%
     62,100  DG FASTCHANNEL INCORPORATED+                                                                              1,191,078
     24,200  GEOEYE INCORPORATED+                                                                                        628,958

                                                                                                                       1,820,036
                                                                                                                  --------------
EATING & DRINKING PLACES: 1.43%
     13,800  CHIPOTLE MEXICAN GRILL INCORPORATED+                                                                      1,565,334
                                                                                                                  --------------
EDUCATIONAL SERVICES: 3.95%
     68,900  INVESTOOLS INCORPORATED+<<                                                                                  757,211
     55,100  NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INCORPORATED+                                                   3,573,786

                                                                                                                       4,330,997
                                                                                                                  --------------

94 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.50%
    109,198  COMTECH GROUP INCORPORATED+<<                                                                        $    1,178,246
     59,750  DIODES INCORPORATED+<<                                                                                    1,312,110
     40,100  ENERSYS+                                                                                                    959,192
     96,400  JA SOLAR HOLDINGS COMPANY LIMITED+                                                                        1,793,040
     59,900  SOLERA HOLDINGS INCORPORATED+                                                                             1,459,164
     35,700  ULTRALIFE BATTERIES INCORPORATED+<<                                                                         421,617

                                                                                                                       7,123,369
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.66%
     15,200  CORE LABORATORIES NV+                                                                                     1,813,360
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 2.79%
     43,200  CENTRAL EUROPEAN DISTRIBUTION CORPORATION+<<                                                              2,513,808
     41,500  DARLING INTERNATIONAL INCORPORATED+                                                                         537,425

                                                                                                                       3,051,233
                                                                                                                  --------------
FOOTWEAR: 2.99%
     30,400  DECKERS OUTDOOR CORPORATION+<<                                                                            3,277,728
                                                                                                                  --------------
HEALTH SERVICES: 0.53%
     19,400  CARDIONET INCORPORATED+                                                                                     349,006
     17,600  SUN HEALTHCARE GROUP INCORPORATED+                                                                          231,264

                                                                                                                         580,270
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.79%
      6,700  LINDSAY MANUFACTURING COMPANY<<                                                                             686,549
     50,800  ROBBINS & MYERS INCORPORATED                                                                              1,658,620
     38,000  TEAM INCORPORATED+                                                                                        1,037,400
     74,800  THE MIDDLEBY CORPORATION+<<                                                                               4,666,772
     18,000  WOODWARD GOVERNOR COMPANY                                                                                   480,960

                                                                                                                       8,530,301
                                                                                                                  --------------
INSURANCE CARRIERS: 2.13%
     72,900  ASSURED GUARANTY LIMITED<<                                                                                1,730,646
     11,000  THE NAVIGATORS GROUP INCORPORATED+                                                                          598,400

                                                                                                                       2,329,046
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.02%
     28,400  HOLOGIC INCORPORATED+<<                                                                                   1,579,040
     60,400  ICON PLC ADR+                                                                                             3,919,356

                                                                                                                       5,498,396
                                                                                                                  --------------
MEDICAL EQUIPMENT & SUPPLIES: 1.98%
     66,491  CYNOSURE INCORPORATED+<<                                                                                  1,416,258
     21,800  NUVASIVE INCORPORATED+                                                                                      752,318

                                                                                                                       2,168,576
                                                                                                                  --------------
METAL MINING: 0.53%
     68,400  SHENGDATECH INCORPORATED+<<                                                                                 581,400
                                                                                                                  --------------
OIL & GAS EXTRACTION: 12.69%
    125,800  ARENA RESOURCES INCORPORATED+<<                                                                           4,869,718
     10,700  ATWOOD OCEANICS INCORPORATED+<<                                                                             981,404
     43,900  BILL BARRETT CORPORATION+<<                                                                               2,074,275
     43,500  CARRIZO OIL & GAS INCORPORATED+                                                                           2,578,245

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 95


EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
OIL & GAS EXTRACTION (CONTINUED)
     14,900  CNX GAS CORPORATION+<<                                                                               $      480,972
     18,300  PETROLEUM DEVELOPMENT CORPORATION+                                                                        1,267,641
     72,600  PIONEER DRILLING COMPANY+<<                                                                               1,156,518
     27,700  REX ENERGY CORPORATED+                                                                                      460,928
        800  SANDRIDGE ENERGY INCORPORATED+<<                                                                             31,320

                                                                                                                      13,901,021
                                                                                                                  --------------
PAPER & ALLIED PRODUCTS: 0.92%
     14,800  GREIF INCORPORATED CLASS A<<                                                                              1,005,364
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.21%
     54,700  DOLAN MEDIA COMPANY+                                                                                      1,100,017
     15,400  SHUTTERFLY INCORPORATED+<<                                                                                  228,998

                                                                                                                       1,329,015
                                                                                                                  --------------
REAL ESTATE: 0.52%
     17,000  GAFISA SA<<                                                                                                 567,120
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.69%
     42,375  FCSTONE GROUP INCORPORATED+<<                                                                             1,173,788
     25,500  GREENHILL & COMPANY INCORPORATED<<                                                                        1,773,780

                                                                                                                       2,947,568
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 2.86%
     66,800  EXIDE TECHNOLOGIES+<<                                                                                       875,080
     24,500  HEICO CORPORATION+                                                                                          961,135
     12,300  HORNBECK OFFSHORE+<<                                                                                        561,741
     19,900  TRANSDIGN GROUP INCORPORATED+                                                                               737,295

                                                                                                                       3,135,251
                                                                                                                  --------------
WATER TRANSPORTATION: 1.94%
     11,900  DRYSHIPS INCORPORATED<<                                                                                     712,929
     24,800  KIRBY CORPORATION+                                                                                        1,413,600

                                                                                                                       2,126,529
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.34%
     30,900  HERBALIFE LIMITED                                                                                         1,467,750
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS: 2.62%
     20,000  CHINDEX INTERNATIONAL INCORPORATED+                                                                         754,800
     94,300  LKQ CORPORATION+<<                                                                                        2,118,921

                                                                                                                       2,873,721
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $107,658,120)                                                                              104,266,904
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 38.13%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.52%
    515,145  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                    515,145
    463,630  DREYFUS CASH MANAGEMENT FUND                                                                                463,630
    566,659  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      566,659
    121,303  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                             121,303

                                                                                                                       1,666,737
                                                                                                                  --------------

96 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS: 36.61%
$ 1,081,804  AMSTEL FUNDING CORPORATION                                                2.85%        04/16/2008    $    1,080,520
    190,604  APRECO LLC                                                                2.70         04/17/2008           190,375
    206,058  APRECO LLC                                                                3.10         04/07/2008           205,951
  1,246,651  ATLANTIC ASSET SECURITIZATION CORPORATION                                 2.80         04/21/2008         1,244,711
     80,363  ATLANTIC ASSET SECURITIZATION CORPORATION                                 3.00         04/18/2008            80,249
    257,572  BANCO SANTANDER TOTTA LOAN+/-++                                           2.83         10/15/2008           257,315
  1,684,524  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,684,669)                                                         3.10         04/01/2008         1,684,524
    257,572  BANK OF IRELAND+/-++                                                      3.06         10/14/2008           257,494
     51,514  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE       2.50         04/01/2008            51,514
             $51,518)
    206,058  BNP PARIBAS+/-                                                            3.13         08/07/2008           205,890
  1,138,470  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY          3.08         04/01/2008         1,138,470
             VALUE $1,138,567)
    649,083  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY          3.04         04/01/2008           649,083
             VALUE $649,138)
    546,054  BRYANT BANK FUNDING                                                       2.98         04/09/2008           545,692
    154,543  CAFCO LLC                                                                 2.70         04/18/2008           154,346
    424,479  CAFCO LLC                                                                 3.08         04/07/2008           424,261
  1,056,047  CHARIOT FUNDING LLC                                                       2.97         04/14/2008         1,054,914
    772,717  CHARTA LLC                                                                3.08         04/09/2008           772,188
    669,688  CHEYNE FINANCE LLC+/-++(a)(i)^^                                           5.12         02/25/2008           602,720
    515,145  CHEYNE FINANCE LLC+/-++(a)(i)^^                                           5.18         05/19/2008           463,630
  1,030,290  CIESCO LLC                                                                3.08         04/08/2008         1,029,673
  1,040,593  CLIPPER RECEIVABLES CORPORATION                                           3.32         04/01/2008         1,040,593
  1,653,615  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $1,653,757)                                               3.10         04/01/2008         1,653,615
    772,717  CULLINAN FINANCE CORPORATION+/-++                                         3.08         08/04/2008           770,400
    303,935  EBBETS FUNDING LLC                                                        3.65         04/01/2008           303,935
    525,448  ERASMUS CAPITAL CORPORATION                                               3.00         04/17/2008           524,747
    412,116  ERASMUS CAPITAL CORPORATION                                               3.09         04/10/2008           411,798
    515,145  EUREKA SECURITIZATION INCORPORATED                                        2.90         04/15/2008           514,564
    200,907  FAIRWAY FINANCE CORPORATION                                               2.80         04/15/2008           200,688
    257,572  FAIRWAY FINANCE CORPORATION                                               2.90         04/07/2008           257,448
  1,030,290  FIVE FINANCE INCORPORATED+/-++                                            4.50         07/09/2008         1,025,678
    833,504  GALLEON CAPITAL LLC                                                       2.88         04/16/2008           832,504
    412,116  GALLEON CAPITAL LLC                                                       3.10         04/18/2008           411,513
    535,751  GEMINI SECURITIZATION INCORPORATED                                        2.85         04/23/2008           534,818
    721,203  GEMINI SECURITIZATION INCORPORATED                                        3.32         04/02/2008           721,136
    757,263  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $757,326)                                                 3.00         04/01/2008           757,263
  2,117,245  GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $2,117,430)                                3.15         04/01/2008         2,117,245
    103,029  HARRIER FINANCE FUNDING LLC+/-                                            2.62         04/25/2008           103,029
    669,688  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             2.90         10/16/2008           669,688
    257,572  INTESA BANK (IRELAND) PLC+/-++                                            2.61         10/24/2008           257,335
    623,325  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY       3.10         04/01/2008           623,325
             VALUE $623,379)
    443,025  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED  (MATURITY VALUE $443,062)                                 3.04         04/01/2008           443,025
    103,029  KESTREL FUNDING US LLC+/-                                                 2.62         04/25/2008           103,029
    360,601  LIBERTY STREET FUNDING CORPORATION                                        3.00         04/07/2008           360,421
    515,145  LINKS FINANCE LLC+/-++                                                    3.09         08/15/2008           511,682
    772,717  MONT BLANC CAPITAL CORPORATION                                            2.86         04/24/2008           771,310
      8,242  MONT BLANC CAPITAL CORPORATION                                            3.20         04/09/2008             8,236
    494,539  MONT BLANC CAPITAL CORPORATION                                            3.25         04/04/2008           494,405
     47,651  MORGAN STANLEY+/-                                                         2.94         10/15/2008            47,627
    441,213  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY       2.50         04/01/2008           441,213
             VALUE $441,244)
    777,869  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY       3.08         04/01/2008           777,869
             VALUE $777,936)
    515,145  NORTHERN ROCK PLC+/-++                                                    3.14         10/03/2008           511,870
    721,203  OLD LINE FUNDING CORPORATION                                              2.79         04/22/2008           720,029

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 97


EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     467,710   OLD LINE FUNDING CORPORATION                                              3.04%         04/04/2008    $     467,592
      149,392   PICAROS FUNDING LLC                                                       2.60          04/11/2008          149,284
      515,145   RANGER FUNDING CORPORATION                                                2.71          04/18/2008          514,486
      309,087   SCALDIS CAPITAL LIMITED                                                   2.82          04/17/2008          308,700
      370,904   SEDNA FINANCE INCORPORATED+/-++                                           3.03          04/10/2008          370,788
      309,087   SHEFFIELD RECEIVABLES CORPORATION                                         3.25          04/02/2008          309,059
      206,058   SLM CORPORATION+/-++                                                      2.94          05/12/2008          205,686
      319,390   STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                               5.27          04/03/2008          284,768
      515,145   STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                               5.47          02/15/2008          459,303
       61,817   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        2.85          04/03/2008           61,808
      515,145   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        2.85          04/15/2008          514,574
      649,083   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        3.10          04/15/2008          648,300
      309,087   THUNDER BAY FUNDING INCORPORATED                                          2.75          04/15/2008          308,756
      172,635   THUNDER BAY FUNDING INCORPORATED                                          2.80          04/04/2008          172,595
      515,145   TULIP FUNDING CORPORATION                                                 2.88          04/21/2008          514,321
      257,572   UNICREDITO ITALIANO BANK (IRELAND)+/-                                     2.84          04/15/2009          257,401
      257,572   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        3.09          10/08/2008          257,426
      154,543   VARIABLE FUNDING CAPITAL CORPORATION                                      3.02          04/04/2008          154,505
      515,145   VERSAILLES CDS LLC                                                        3.00          04/11/2008          514,716
      257,572   VERSAILLES CDS LLC                                                        3.45          04/08/2008          257,400
      443,025   VICTORIA FINANCE LLC+/-++(A)(I)^^                                         3.44          07/28/2008          395,001
      257,572   VICTORIA FINANCE LLC+/-++(A)(I)^^                                         3.47          08/07/2008          229,652
      515,145   WHITE PINE FINANCE LLC+/-++(A)(I)^^                                       5.41          02/22/2008          489,388
    1,236,348   YORKTOWN CAPITAL LLC                                                      2.72          04/03/2008        1,236,160

                                                                                                                         40,097,227
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $41,970,475)                                                               41,763,964
                                                                                                                      -------------

       SHARES
SHORT-TERM INVESTMENTS: 3.94%
    4,308,287   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              4,308,287
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,308,287)                                                                            4,308,287
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $153,936,882)*                        137.27%                                                                   $ 150,339,155

OTHER ASSETS AND LIABILITIES, NET           (37.27)                                                                     (40,817,347)
                                            ------                                                                    -------------

TOTAL NET ASSETS                            100.00%                                                                   $ 109,521,808
                                            ------                                                                    -------------

--------------------------------------------------------------------------------
  +   Non-income earning securities.

 <<   All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $4,308,287.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

98 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 99.55%

BUSINESS SERVICES: 2.49%
      157,025   MICROSOFT CORPORATION                                                                                 $   4,456,370
      117,800   ORACLE CORPORATION+                                                                                       2,304,168
      268,625   SYMANTEC CORPORATION+<<                                                                                   4,464,548

                                                                                                                         11,225,086
                                                                                                                      -------------
CHEMICALS & ALLIED PRODUCTS: 12.08%
       84,650   ABBOTT LABORATORIES                                                                                       4,668,448
       65,247   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     6,002,724
      202,925   BRISTOL-MYERS SQUIBB COMPANY                                                                              4,322,303
       24,625   COLGATE-PALMOLIVE COMPANY                                                                                 1,918,534
      137,009   E.I. DU PONT DE NEMOURS & COMPANY<<                                                                       6,406,541
       78,140   JOHNSON & JOHNSON                                                                                         5,068,942
      364,385   PFIZER INCORPORATED                                                                                       7,626,578
      162,860   PROCTER & GAMBLE COMPANY                                                                                 11,411,600
       90,831   ROHM & HAAS COMPANY<<                                                                                     4,912,140
       50,600   WYETH                                                                                                     2,113,056

                                                                                                                         54,450,866
                                                                                                                      -------------
COMMUNICATIONS: 6.26%
      458,740   AT&T INCORPORATED                                                                                        17,569,742
      291,436   VERIZON COMMUNICATIONS INCORPORATED                                                                      10,622,842

                                                                                                                         28,192,584
                                                                                                                      -------------
DEPOSITORY INSTITUTIONS: 13.34%
      347,730   BANK OF AMERICA CORPORATION<<                                                                            13,182,444
      168,105   BANK OF NEW YORK MELLON CORPORATION                                                                       7,015,022
      375,740   CITIGROUP INCORPORATED                                                                                    8,048,351
      307,890   JPMORGAN CHASE & COMPANY                                                                                 13,223,876
       73,950   STATE STREET CORPORATION                                                                                  5,842,050
      225,156   US BANCORP                                                                                                7,286,048
      204,190   WACHOVIA CORPORATION<<                                                                                    5,513,130

                                                                                                                         60,110,921
                                                                                                                      -------------
EATING & DRINKING PLACES: 1.21%
       97,820   MCDONALD'S CORPORATION                                                                                    5,455,421
                                                                                                                      -------------
ELECTRIC, GAS & SANITARY SERVICES: 5.20%
      104,466   DOMINION RESOURCES INCORPORATED                                                                           4,266,391
          525   EXELON CORPORATION                                                                                           42,667
       49,295   FIRSTENERGY CORPORATION                                                                                   3,382,623
      147,170   FPL GROUP INCORPORATED                                                                                    9,233,446
       74,775   MDU RESOURCES GROUP INCORPORATED                                                                          1,835,726
      115,930   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              4,659,227

                                                                                                                         23,420,080
                                                                                                                      -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.30%
      158,200   CISCO SYSTEMS INCORPORATED+                                                                               3,811,038
      129,175   EMERSON ELECTRIC COMPANY                                                                                  6,647,346
      462,494   GENERAL ELECTRIC COMPANY                                                                                 17,116,903
      167,695   NOKIA OYJ ADR                                                                                             5,337,732

                                                                                                                         32,913,019
                                                                                                                      -------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                      Wells Fargo Advantage Master Portfolios 99


EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.29%
      102,475   COMMERCIAL METALS COMPANY                                                                             $   3,071,176
      103,960   FORTUNE BRANDS INCORPORATED                                                                               7,225,220

                                                                                                                         10,296,396
                                                                                                                      -------------
FOOD & KINDRED PRODUCTS: 2.24%
       68,162   KRAFT FOODS INCORPORATED CLASS A                                                                          2,113,704
      110,395   PEPSICO INCORPORATED                                                                                      7,970,519

                                                                                                                         10,084,223
                                                                                                                      -------------
FOOD STORES: 0.90%
      137,400   SAFEWAY INCORPORATED                                                                                      4,032,690
                                                                                                                      -------------
GENERAL MERCHANDISE STORES: 1.98%
      176,295   TARGET CORPORATION                                                                                        8,934,631
                                                                                                                      -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.61%
       68,016   3M COMPANY<<                                                                                              5,383,466
      204,670   HEWLETT-PACKARD COMPANY                                                                                   9,345,232
      248,250   INTEL CORPORATION                                                                                         5,257,935
       46,092   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               5,307,033

                                                                                                                         25,293,666
                                                                                                                      -------------
INSURANCE CARRIERS: 6.45%
      183,918   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 7,954,454
      153,705   METLIFE INCORPORATED                                                                                      9,262,263
      181,650   THE TRAVELERS COMPANIES INCORPORATED<<                                                                    8,691,953
       71,525   WELLPOINT INCORPORATED+<<                                                                                 3,156,398

                                                                                                                         29,065,068
                                                                                                                      -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.55%
       27,234   BECTON DICKINSON & COMPANY                                                                                2,338,039
       80,525   ROCKWELL AUTOMATION INCORPORATED                                                                          4,623,746

                                                                                                                          6,961,785
                                                                                                                      -------------
MEDICAL PRODUCTS: 0.85%
      101,075   MERCK & COMPANY INCORPORATED                                                                              3,835,796
                                                                                                                      -------------
MISCELLANEOUS RETAIL: 1.13%
      125,875   CVS CAREMARK CORPORATION                                                                                  5,099,196
                                                                                                                      -------------
MOTION PICTURES: 1.60%
      260,350   TIME WARNER INCORPORATED                                                                                  3,650,107
      112,815   WALT DISNEY COMPANY<<                                                                                     3,540,135

                                                                                                                          7,190,242
                                                                                                                      -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.41%
       98,900   AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                     3,378,424
      103,410   AMERICAN EXPRESS COMPANY                                                                                  4,521,085
       59,925   CAPITAL ONE FINANCIAL CORPORATION<<                                                                       2,949,509

                                                                                                                         10,849,018
                                                                                                                      -------------
OIL & GAS EXTRACTION: 2.80%
      123,100   CHESAPEAKE ENERGY CORPORATION                                                                             5,681,065
      171,375   HALLIBURTON COMPANY                                                                                       6,740,179
        2,200   SCHLUMBERGER LIMITED                                                                                        191,400

                                                                                                                         12,612,644
                                                                                                                      -------------

100 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
PETROLEUM REFINING & RELATED INDUSTRIES: 13.29%
      198,420   CHEVRON CORPORATION                                                                                   $  16,937,131
      187,400   CONOCOPHILLIPS<<                                                                                         14,281,754
      260,736   EXXON MOBIL CORPORATION                                                                                  22,053,051
       97,250   MARATHON OIL CORPORATION                                                                                  4,434,600
       44,700   VALERO ENERGY CORPORATION                                                                                 2,195,217

                                                                                                                         59,901,753
                                                                                                                      -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.80%
       14,572   AMERIPRISE FINANCIAL INCORPORATED                                                                           755,558
       15,275   GOLDMAN SACHS GROUP INCORPORATED                                                                          2,526,332
       47,500   LEHMAN BROTHERS HOLDINGS INCORPORATED<<                                                                   1,787,900
       36,000   MERRILL LYNCH & COMPANY INCORPORATED<<                                                                    1,466,640
      132,600   MORGAN STANLEY                                                                                            6,059,820

                                                                                                                         12,596,250
                                                                                                                      -------------
TOBACCO PRODUCTS: 1.45%
       89,875   ALTRIA GROUP INCORPORATED                                                                                 1,995,225
       89,875   PHILIP MORRIS INTERNATIONAL+                                                                              4,548,574

                                                                                                                          6,543,799
                                                                                                                      -------------
TRANSPORTATION EQUIPMENT: 3.51%
      156,730   HONEYWELL INTERNATIONAL INCORPORATED                                                                      8,842,707
      101,400   UNITED TECHNOLOGIES CORPORATION                                                                           6,978,343

                                                                                                                         15,821,050
                                                                                                                      -------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.81%
      125,825   SYSCO CORPORATION                                                                                         3,651,442
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $373,705,087)                                                                                 448,537,626
                                                                                                                      -------------
COLLATERAL FOR SECURITIES LENDING: 13.52%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.54%
      176,896   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 176,896
      751,233   BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                    751,233
      676,110   DREYFUS CASH MANAGEMENT FUND                                                                                676,110
      826,357   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      826,357

                                                                                                                          2,430,596
                                                                                                                      -------------

    PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 12.98%
$   1,577,590   AMSTEL FUNDING CORPORATION                                                2.85%         04/16/2008        1,575,717
      277,956   APRECO LLC                                                                2.70          04/17/2008          277,623
      300,493   APRECO LLC                                                                3.10          04/07/2008          300,338
    1,817,985   ATLANTIC ASSET SECURITIZATION CORPORATION                                 2.80          04/21/2008        1,815,157
      117,192   ATLANTIC ASSET SECURITIZATION CORPORATION                                 3.00          04/18/2008          117,026
      375,617   BANCO SANTANDER TOTTA LOAN+/-++                                           2.83          10/15/2008          375,242
    2,456,533   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $2,456,745)                                               3.10          04/01/2008        2,456,533
      375,617   BANK OF IRELAND+/-++                                                      3.06          10/14/2008          375,502
       75,123   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $75,128)                                                            2.50          04/01/2008           75,123
      300,493   BNP PARIBAS+/-                                                            3.13          08/07/2008          300,249
    1,660,226   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $1,660,368)                                                         3.08          04/01/2008        1,660,226
      946,554   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $946,634)                                                           3.04          04/01/2008          946,554
      796,307   BRYANT BANK FUNDING                                                       2.98          04/09/2008          795,780
      225,370   CAFCO LLC                                                                 2.70          04/18/2008          225,083

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 101


EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     619,016   CAFCO LLC                                                                 3.08%         04/07/2008    $     618,699
    1,540,029   CHARIOT FUNDING LLC                                                       2.97          04/14/2008        1,538,377
    1,126,850   CHARTA LLC                                                                3.08          04/09/2008        1,126,079
      976,604   CHEYNE FINANCE LLC+/-++(A)(I)^^                                           5.12          02/25/2008          878,943
      751,233   CHEYNE FINANCE LLC+/-++(A)(I)^^                                           5.18          05/19/2008          676,110
    1,502,467   CIESCO LLC                                                                3.08          04/08/2008        1,501,567
    1,517,492   CLIPPER RECEIVABLES CORPORATION                                           3.32          04/01/2008        1,517,492
    2,411,459   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $2,411,667)                                3.10          04/01/2008        2,411,459
    1,126,850   CULLINAN FINANCE CORPORATION+/-++                                         3.08          08/04/2008        1,123,471
      443,228   EBBETS FUNDING LLC                                                        3.65          04/01/2008          443,228
      766,258   ERASMUS CAPITAL CORPORATION                                               3.00          04/17/2008          765,236
      600,987   ERASMUS CAPITAL CORPORATION                                               3.09          04/10/2008          600,523
      751,233   EUREKA SECURITIZATION INCORPORATED                                        2.90          04/15/2008          750,386
      292,981   FAIRWAY FINANCE CORPORATION                                               2.80          04/15/2008          292,662
      375,617   FAIRWAY FINANCE CORPORATION                                               2.90          04/07/2008          375,435
    1,502,467   FIVE FINANCE INCORPORATED+/-++                                            4.50          07/09/2008        1,495,742
    1,215,496   GALLEON CAPITAL LLC                                                       2.88          04/16/2008        1,214,037
      600,987   GALLEON CAPITAL LLC                                                       3.10          04/18/2008          600,107
      781,283   GEMINI SECURITIZATION INCORPORATED                                        2.85          04/23/2008          779,922
    1,051,727   GEMINI SECURITIZATION INCORPORATED                                        3.32          04/02/2008        1,051,630
    1,104,313   GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $1,104,405)                                               3.00          04/01/2008        1,104,313
    3,087,570   GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $3,087,840)                                3.15          04/01/2008        3,087,570
      150,247   HARRIER FINANCE FUNDING LLC+/-                                            2.62          04/25/2008          150,247
      976,604   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             2.90          10/16/2008          976,604
      375,617   INTESA BANK (IRELAND) PLC+/-++                                            2.61          10/24/2008          375,270
      908,993   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $909,071)                                                           3.10          04/01/2008          908,993
      646,061   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $646,116)                                  3.04          04/01/2008          646,061
      150,247   KESTREL FUNDING US LLC+/-                                                 2.62          04/25/2008          150,247
      525,863   LIBERTY STREET FUNDING CORPORATION                                        3.00          04/07/2008          525,601
      751,233   LINKS FINANCE LLC+/-++                                                    3.09          08/15/2008          746,184
    1,126,850   MONT BLANC CAPITAL CORPORATION                                            2.86          04/24/2008        1,124,798
       12,020   MONT BLANC CAPITAL CORPORATION                                            3.20          04/09/2008           12,011
      721,184   MONT BLANC CAPITAL CORPORATION                                            3.25          04/04/2008          720,989
       69,489   MORGAN STANLEY+/-                                                         2.94          10/15/2008           69,454
    1,134,363   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $1,134,460)                                                         3.08          04/01/2008        1,134,363
      643,418   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $643,463)                                                           2.50          04/01/2008          643,418
      751,233   NORTHERN ROCK PLC+/-++                                                    3.14          10/03/2008          746,457
    1,051,727   OLD LINE FUNDING CORPORATION                                              2.79          04/22/2008        1,050,015
      682,060   OLD LINE FUNDING CORPORATION                                              3.04          04/04/2008          681,887
      217,858   PICAROS FUNDING LLC                                                       2.60          04/11/2008          217,700
      751,233   RANGER FUNDING CORPORATION                                                2.71          04/18/2008          750,272
      450,740   SCALDIS CAPITAL LIMITED                                                   2.82          04/17/2008          450,175
      540,888   SEDNA FINANCE INCORPORATED+/-++                                           3.03          04/10/2008          540,719
      450,740   SHEFFIELD RECEIVABLES CORPORATION                                         3.25          04/02/2008          450,699
      300,493   SLM CORPORATION+/-++                                                      2.94          05/12/2008          299,952
      465,765   STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                               5.27          04/03/2008          415,276
      751,233   STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                               5.47          02/15/2008          669,800
       90,148   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        2.85          04/03/2008           90,134
      751,233   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        2.85          04/15/2008          750,401
      946,554   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        3.10          04/15/2008          945,413
      450,740   THUNDER BAY FUNDING INCORPORATED                                          2.75          04/15/2008          450,258
      251,753   THUNDER BAY FUNDING INCORPORATED                                          2.80          04/04/2008          251,695

102 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
  $ 751,233  TULIP FUNDING CORPORATION                                                 2.88%        04/21/2008    $      750,032
    375,617  UNICREDITO ITALIANO BANK (IRELAND)+/-                                     2.84         04/15/2009           375,367
    375,617  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        3.09         10/08/2008           375,403
    225,370  VARIABLE FUNDING CAPITAL CORPORATION                                      3.02         04/04/2008           225,313
    751,233  VERSAILLES CDS LLC                                                        3.00         04/11/2008           750,607
    375,617  VERSAILLES CDS LLC                                                        3.45         04/08/2008           375,365
    646,061  VICTORIA FINANCE LLC+/-++(A)(I)^^                                         3.44         07/28/2008           576,028
    375,617  VICTORIA FINANCE LLC+/-++(A)(I)^^                                         3.47         08/07/2008           334,900
    751,233  WHITE PINE FINANCE LLC+/-++(A)(I)^^                                       5.41         02/22/2008           713,672
  1,802,960  YORKTOWN CAPITAL LLC                                                      2.72         04/03/2008         1,802,686

                                                                                                                      58,473,607
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $61,379,842)                                                            60,904,203
                                                                                                                  --------------

     SHARES
SHORT-TERM INVESTMENTS: 0.48%
  2,170,153  WELLS FARGO ADVANTAGE MONEY MARKET TRUST+++                                                               2,170,153
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,170,153)                                                                         2,170,153
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $437,255,082)*                                          113.55%                                             $  511,611,982

OTHER ASSETS AND LIABILITIES, NET                             (13.55)                                                (61,038,677)
                                                              ------                                              --------------

TOTAL NET ASSETS                                              100.00%                                             $  450,573,305
                                                              ------                                              --------------

--------------------------------------------------------------------------------
  +   Non-income earning securities.

 <<   All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $2,170,153.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 103


EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 97.93%

APPAREL & ACCESSORY STORES: 1.27%
    427,400  GAP INCORPORATED                                                                                     $    8,411,232
                                                                                                                  --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.52%
    217,400  D.R. HORTON INCORPORATED                                                                                  3,424,050
                                                                                                                  --------------
BUSINESS SERVICES: 2.20%
    323,400  MICROSOFT CORPORATION                                                                                     9,178,092
    344,850  SUN MICROSYSTEMS INCORPORATED+                                                                            5,355,521

                                                                                                                      14,533,613
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 11.85%
     99,700  BIOGEN IDEC INCORPORATED+                                                                                 6,150,493
    487,100  CELANESE CORPORATION CLASS A                                                                             19,021,255
     39,200  CF INDUSTRIES HOLDINGS INCORPORATED                                                                       4,061,904
    109,100  E.I. DU PONT DE NEMOURS & COMPANY                                                                         5,101,516
    124,200  FOREST LABORATORIES INCORPORATED+                                                                         4,969,242
    145,200  INVITROGEN CORPORATION+<<                                                                                12,410,244
     43,000  MOSAIC COMPANY+                                                                                           4,411,800
    453,700  PFIZER INCORPORATED                                                                                       9,495,941
    113,100  PROCTER & GAMBLE COMPANY                                                                                  7,924,917
    137,200  TERRA INDUSTRIES INCORPORATED+<<                                                                          4,874,716

                                                                                                                      78,422,028
                                                                                                                  --------------
COMMUNICATIONS: 7.18%
    704,600  AT&T INCORPORATED                                                                                        26,986,180
    301,300  TURKCELL ILETISIM HIZMETLERI AS ADR<<                                                                     6,294,157
    389,400  VERIZON COMMUNICATIONS INCORPORATED                                                                      14,193,630

                                                                                                                      47,473,967
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 12.54%
    110,200  BANCO BRADESCO SA ADR<<                                                                                   3,059,152
    602,600  BANK OF AMERICA CORPORATION<<                                                                            22,844,566
    180,600  BANK OF NEW YORK MELLON CORPORATION                                                                       7,536,438
    349,500  BB&T CORPORATION<<                                                                                       11,204,970
    581,400  JPMORGAN CHASE & COMPANY                                                                                 24,971,130
    368,200  NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                                 6,708,604
     99,600  NORTHERN TRUST CORPORATION                                                                                6,620,412

                                                                                                                      82,945,272
                                                                                                                  --------------
EATING & DRINKING PLACES: 0.71%
    175,500  JACK IN THE BOX INCORPORATED+                                                                             4,715,685
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES: 7.64%
    399,000  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                             16,610,370
    221,900  EDISON INTERNATIONAL                                                                                     10,877,538
     57,900  FIRSTENERGY CORPORATION                                                                                   3,973,098
    240,700  NORTHEAST UTILITIES                                                                                       5,906,778
    167,000  NRG ENERGY INCORPORATED+<<                                                                                6,511,330
    333,400  XCEL ENERGY INCORPORATED                                                                                  6,651,330

                                                                                                                      50,530,444
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 3.89%
    209,900  COOPER INDUSTRIES LIMITED CLASS A                                                                         8,427,485
    353,800  GENERAL ELECTRIC COMPANY                                                                                 13,094,138
     59,000  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                   4,183,100

                                                                                                                      25,704,723
                                                                                                                  --------------

104 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.87%
    112,900  SNAP-ON INCORPORATED                                                                                 $    5,740,965
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES: 2.67%
    221,900  ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                                   3,399,508
     65,000  EXTERRAN HOLDINGS INCORPORATED+<<                                                                         4,195,100
    171,200  PROLOGIS<<                                                                                               10,076,832

                                                                                                                      17,671,440
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.65%
     19,900  APPLE INCORPORATED+                                                                                       2,855,650
    183,400  CNH GLOBAL N.V.<<                                                                                         9,542,302
    104,400  CUMMINS INCORPORATED                                                                                      4,888,008
    214,700  HEWLETT-PACKARD COMPANY                                                                                   9,803,202
     79,900  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               9,199,686
    207,000  SANDISK CORPORATION+<<                                                                                    4,671,990
    154,000  TEREX CORPORATION+                                                                                        9,625,000

                                                                                                                      50,585,838
                                                                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE: 2.10%
    161,200  AON CORPORATION                                                                                           6,480,240
    338,300  UNUMPROVIDENT CORPORATION                                                                                 7,445,983

                                                                                                                      13,926,223
                                                                                                                  --------------
INSURANCE CARRIERS: 3.07%
     82,800  ASSURANT INCORPORATED                                                                                     5,039,208
     94,800  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                            7,182,996
    168,900  THE TRAVELERS COMPANIES INCORPORATED                                                                      8,081,865

                                                                                                                      20,304,069
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.83%
     56,800  METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                                5,516,416
                                                                                                                  --------------
MEDICAL MANAGEMENT SERVICES: 0.83%
    126,100  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                      5,521,919
                                                                                                                  --------------
METAL MINING: 1.69%
    116,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                      11,161,520
                                                                                                                  --------------
MISCELLANEOUS RETAIL: 1.66%
     50,800  COSTCO WHOLESALE CORPORATION                                                                              3,300,476
    189,600  CVS CAREMARK CORPORATION                                                                                  7,680,696

                                                                                                                      10,981,172
                                                                                                                  --------------
MOTION PICTURES: 0.99%
    208,400  WALT DISNEY COMPANY                                                                                       6,539,592
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.42%
    191,100  CAPITAL ONE FINANCIAL CORPORATION<<                                                                       9,405,942
                                                                                                                  --------------
OIL & GAS EXTRACTION: 3.31%
    134,300  ANADARKO PETROLEUM CORPORATION                                                                            8,464,929
     64,500  CIMAREX ENERGY COMPANY                                                                                    3,530,730
    135,200  OCCIDENTAL PETROLEUM CORPORATION                                                                          9,892,584

                                                                                                                      21,888,243
                                                                                                                  --------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 105


EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
PETROLEUM REFINING & RELATED INDUSTRIES: 10.91%
    156,400  CHEVRON CORPORATION                                                                                  $   13,350,304
    106,400  CONOCOPHILLIPS<<                                                                                          8,108,744
    362,900  EXXON MOBIL CORPORATION                                                                                  30,694,082
     59,700  HESS CORPORATION                                                                                          5,264,346
    155,900  MARATHON OIL CORPORATION                                                                                  7,109,040
    155,500  VALERO ENERGY CORPORATION                                                                                 7,636,605

                                                                                                                      72,163,121
                                                                                                                  --------------
PIPELINES: 0.71%
    142,800  THE WILLIAMS COMPANIES INCORPORATED                                                                       4,709,544
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES: 1.08%
     51,700  NUCOR CORPORATION                                                                                         3,502,158
     28,600  UNITED STATES STEEL CORPORATION<<                                                                         3,628,482

                                                                                                                       7,130,640
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.53%
     52,900  GOLDMAN SACHS GROUP INCORPORATED                                                                          8,749,131
    208,400  INVESCO LIMITED<<                                                                                         5,076,624
    128,100  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                     4,821,684
    103,500  MORGAN STANLEY                                                                                            4,729,950

                                                                                                                      23,377,389
                                                                                                                  --------------
TOBACCO PRODUCTS: 3.70%
    225,300  ALTRIA GROUP INCORPORATED                                                                                 5,001,660
    111,700  LOEWS CORPORATION - CAROLINA GROUP<<                                                                      8,103,835
    225,300  PHILIP MORRIS INTERNATIONAL+                                                                             11,402,433

                                                                                                                      24,507,928
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 2.62%
     81,800  HARSCO CORPORATION                                                                                        4,530,084
     91,000  ITT CORPORATION                                                                                           4,714,710
    143,900  JOHNSON CONTROLS INCORPORATED                                                                             4,863,820
     41,800  NORTHROP GRUMMAN CORPORATION                                                                              3,252,457

                                                                                                                      17,361,071
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.49%
     47,600  NIKE INCORPORATED CLASS B                                                                                 3,236,800
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $644,692,429)                                                                              647,890,846
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING: 15.10%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.60%
    290,151  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 290,151
  1,232,202  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                  1,232,202
  1,108,982  DREYFUS CASH MANAGEMENT FUND                                                                              1,108,982
  1,355,423  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    1,355,423

                                                                                                                       3,986,758
                                                                                                                  --------------

  PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 14.50%
$ 2,587,625  AMSTEL FUNDING CORPORATION                                                2.85%        04/16/2008         2,584,552
    455,915  APRECO LLC                                                                2.70         04/17/2008           455,368
    492,881  APRECO LLC                                                                3.10         04/07/2008           492,626
  2,981,930  ATLANTIC ASSET SECURITIZATION CORPORATION                                 2.80         04/21/2008         2,977,291

106 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   192,224  ATLANTIC ASSET SECURITIZATION CORPORATION                                 3.00%        04/18/2008    $      191,951
    616,101  BANCO SANTANDER TOTTA LOAN+/-++                                           2.83         10/15/2008           615,486
  4,029,302  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $4,029,649)                                               3.10         04/01/2008         4,029,302
    616,101  BANK OF IRELAND+/-++                                                      3.06         10/14/2008           615,913
    123,220  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $123,229)                                                           2.50         04/01/2008           123,220
    492,881  BNP PARIBAS+/-                                                            3.13         08/07/2008           492,480
  1,552,575  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,552,706)                                                         3.04         04/01/2008         1,552,575
  2,723,167  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $2,723,400)                                                         3.08         04/01/2008         2,723,167
  1,306,135  BRYANT BANK FUNDING                                                       2.98         04/09/2008         1,305,270
    369,661  CAFCO LLC                                                                 2.70         04/18/2008           369,189
  1,015,335  CAFCO LLC                                                                 3.08         04/07/2008         1,014,814
  2,526,015  CHARIOT FUNDING LLC                                                       2.97         04/14/2008         2,523,306
  1,848,304  CHARTA LLC                                                                3.08         04/09/2008         1,847,039
  1,601,863  CHEYNE FINANCE LLC+/-++(A)(I)^^                                           5.12         02/25/2008         1,441,677
  1,232,202  CHEYNE FINANCE LLC+/-++(A)(I)^^                                           5.18         05/19/2008         1,108,982
  2,464,405  CIESCO LLC                                                                3.08         04/08/2008         2,462,929
  2,489,049  CLIPPER RECEIVABLES CORPORATION                                           3.32         04/01/2008         2,489,049
  3,955,370  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $3,955,711)                                3.10         04/01/2008         3,955,370
  1,848,304  CULLINAN FINANCE CORPORATION+/-++                                         3.08         08/04/2008         1,842,761
    726,999  EBBETS FUNDING LLC                                                        3.65         04/01/2008           726,999
  1,256,847  ERASMUS CAPITAL CORPORATION                                               3.00         04/17/2008         1,255,171
    985,762  ERASMUS CAPITAL CORPORATION                                               3.09         04/10/2008           985,000
  1,232,202  EUREKA SECURITIZATION INCORPORATED                                        2.90         04/15/2008         1,230,813
    480,559  FAIRWAY FINANCE CORPORATION                                               2.80         04/15/2008           480,036
    616,101  FAIRWAY FINANCE CORPORATION                                               2.90         04/07/2008           615,803
  2,464,405  FIVE FINANCE INCORPORATED+/-++                                            4.50         07/09/2008         2,453,374
  1,993,704  GALLEON CAPITAL LLC                                                       2.88         04/16/2008         1,991,311
    985,762  GALLEON CAPITAL LLC                                                       3.10         04/18/2008           984,319
  1,281,491  GEMINI SECURITIZATION INCORPORATED                                        2.85         04/23/2008         1,279,259
  1,725,083  GEMINI SECURITIZATION INCORPORATED                                        3.32         04/02/2008         1,724,924
  1,811,338  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $1,811,489)                                               3.00         04/01/2008         1,811,338
  5,064,352  GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $5,064,795)                                3.15         04/01/2008         5,064,352
    246,440  HARRIER FINANCE FUNDING LLC+/-                                            2.62         04/25/2008           246,440
  1,601,863  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             2.90         10/16/2008         1,601,863
    616,101  INTESA BANK (IRELAND) PLC+/-++                                            2.61         10/24/2008           615,533
  1,490,965  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $1,491,093)                                               3.10         04/01/2008         1,490,965
  1,059,694  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $1,059,783)                                3.04         04/01/2008         1,059,694
    246,440  KESTREL FUNDING US LLC+/-                                                 2.62         04/25/2008           246,440
    862,542  LIBERTY STREET FUNDING CORPORATION                                        3.00         04/07/2008           862,110
  1,232,202  LINKS FINANCE LLC+/-++                                                    3.09         08/15/2008         1,223,920
  1,848,304  MONT BLANC CAPITAL CORPORATION                                            2.86         04/24/2008         1,844,938
     19,715  MONT BLANC CAPITAL CORPORATION                                            3.20         04/09/2008            19,701
  1,182,914  MONT BLANC CAPITAL CORPORATION                                            3.25         04/04/2008         1,182,594
    113,979  MORGAN STANLEY+/-                                                         2.94         10/15/2008           113,921
  1,055,360  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $1,055,433)                                               2.50         04/01/2008         1,055,360
  1,860,626  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $1,860,785)                                               3.08         04/01/2008         1,860,626
  1,232,202  NORTHERN ROCK PLC+/-++                                                    3.14         10/03/2008         1,224,368
  1,725,083  OLD LINE FUNDING CORPORATION                                              2.79         04/22/2008         1,722,276
  1,118,741  OLD LINE FUNDING CORPORATION                                              3.04         04/04/2008         1,118,458
    357,339  PICAROS FUNDING LLC                                                       2.60         04/11/2008           357,081

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 107


EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 1,232,202  RANGER FUNDING CORPORATION                                                 2.71%       04/18/2008    $    1,230,626
    739,321  SCALDIS CAPITAL LIMITED                                                    2.82        04/17/2008           738,395
    887,186  SEDNA FINANCE INCORPORATED+/-++                                            3.03        04/10/2008           886,908
    739,321  SHEFFIELD RECEIVABLES CORPORATION                                          3.25        04/02/2008           739,255
    492,881  SLM CORPORATION+/-++                                                       2.94        05/12/2008           491,992
    763,966  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                                5.27        04/03/2008           681,152
  1,232,202  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                                5.47        02/15/2008         1,098,632
    147,864  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         2.85        04/03/2008           147,841
  1,232,202  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         2.85        04/15/2008         1,230,837
  1,552,575  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         3.10        04/15/2008         1,550,703
    739,321  THUNDER BAY FUNDING INCORPORATED                                           2.75        04/15/2008           738,531
    412,936  THUNDER BAY FUNDING INCORPORATED                                           2.80        04/04/2008           412,839
  1,232,202  TULIP FUNDING CORPORATION                                                  2.88        04/21/2008         1,230,231
    616,101  UNICREDITO ITALIANO BANK (IRELAND)+/-                                      2.84        04/15/2009           615,692
    616,101  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         3.09        10/08/2008           615,751
    369,661  VARIABLE FUNDING CAPITAL CORPORATION                                       3.02        04/04/2008           369,568
  1,232,202  VERSAILLES CDS LLC                                                         3.00        04/11/2008         1,231,176
    616,101  VERSAILLES CDS LLC                                                         3.45        04/08/2008           615,688
  1,059,694  VICTORIA FINANCE LLC+/-++(A)(I)^^                                          3.44        07/28/2008           944,823
    616,101  VICTORIA FINANCE LLC+/-++(A)(I)^^                                          3.47        08/07/2008           549,316
  1,232,202  WHITE PINE FINANCE LLC+/-++(A)(I)^^                                        5.41        02/22/2008         1,170,592
  2,957,286  YORKTOWN CAPITAL LLC                                                       2.72        04/03/2008         2,956,841
                                                                                                                      95,910,693
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $100,523,548)                                                           99,897,451
                                                                                                                  --------------

     SHARES
SHORT-TERM INVESTMENTS: 3.19%
 21,079,670  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             21,079,670
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $21,079,670)                                                                       21,079,670
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $766,295,647)*                                     116.22%                                                  $  768,867,967

OTHER ASSETS AND LIABILITIES, NET                        (16.22)                                                    (107,293,820)
                                                         ------                                                   --------------

TOTAL NET ASSETS                                         100.00%                                                  $  661,574,147
                                                         ------                                                   --------------

--------------------------------------------------------------------------------
  +   Non-income earning securities.

 <<   All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++ Short-term security of an affiliate of the Fund with a cost of $21,079,670.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

108 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 99.69%

AMUSEMENT &  RECREATION SERVICES: 0.11%
     63,462  INTERNATIONAL GAME TECHNOLOGY                                                                        $    2,551,807
                                                                                                                  --------------

APPAREL & ACCESSORY STORES: 0.35%
     17,479  ABERCROMBIE & FITCH COMPANY CLASS A<<                                                                     1,278,414
     92,262  GAP INCORPORATED                                                                                          1,815,716
     63,639  KOHL'S CORPORATION<<+                                                                                     2,729,477
     63,050  LIMITED BRANDS INCORPORATED<<                                                                             1,078,155
     36,318  NORDSTROM INCORPORATED                                                                                    1,183,967

                                                                                                                       8,085,729
                                                                                                                  --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.11%
     17,565  JONES APPAREL GROUP INCORPORATED                                                                            235,722
     20,183  LIZ CLAIBORNE INCORPORATED<<                                                                                366,321
     11,947  POLO RALPH LAUREN CORPORATION                                                                               696,391
     17,795  VF CORPORATION                                                                                            1,379,290

                                                                                                                       2,677,724
                                                                                                                  --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.06%
     27,392  AUTONATION INCORPORATED<<+                                                                                  410,058
      8,722  AUTOZONE INCORPORATED<<+                                                                                    992,825

                                                                                                                       1,402,883
                                                                                                                  --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.03%
     11,777  RYDER SYSTEM INCORPORATED                                                                                   717,337
                                                                                                                  --------------

BIOPHARMACEUTICALS: 0.82%
     88,269  CELGENE CORPORATION+                                                                                      5,410,007
     54,298  GENZYME CORPORATION+                                                                                      4,047,373
    188,455  GILEAD SCIENCES INCORPORATED+                                                                             9,711,086

                                                                                                                      19,168,466
                                                                                                                  --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.13%
     24,831  CENTEX CORPORATION<<                                                                                        601,159
     55,592  D.R. HORTON INCORPORATED                                                                                    875,574
     15,620  KB HOME<<                                                                                                   386,283
     28,221  LENNAR CORPORATION CLASS A<<                                                                                530,837
     43,365  PULTE HOMES INCORPORATED<<                                                                                  630,961

                                                                                                                       3,024,814
                                                                                                                  --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.74%
    342,394  HOME DEPOT INCORPORATED<<                                                                                 9,576,760
    296,742  LOWE'S COMPANIES INCORPORATED                                                                             6,807,261
     20,679  SHERWIN-WILLIAMS COMPANY<<                                                                                1,055,456

                                                                                                                      17,439,477
                                                                                                                  --------------

BUSINESS SERVICES: 6.18%
    115,433  ADOBE SYSTEMS INCORPORATED+                                                                               4,108,260
     19,471  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                          975,692
     33,908  AKAMAI TECHNOLOGIES INCORPORATED<<+                                                                         954,849
     46,846  AUTODESK INCORPORATED+                                                                                    1,474,712
    106,059  AUTOMATIC DATA PROCESSING INCORPORATED                                                                    4,495,841
     38,980  BMC SOFTWARE INCORPORATED<<+                                                                              1,267,630
     79,161  CA INCORPORATED<<                                                                                         1,781,123
     37,592  CITRIX SYSTEMS INCORPORATED+                                                                              1,102,573
     58,501  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       1,686,584

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 109


INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
BUSINESS SERVICES (CONTINUED)
     33,199  COMPUTER SCIENCES CORPORATION+                                                                       $    1,354,187
     55,634  COMPUWARE CORPORATION+                                                                                      408,354
     25,717  CONVERGYS CORPORATION+                                                                                      387,298
    226,314  EBAY INCORPORATED+                                                                                        6,753,210
     64,270  ELECTRONIC ARTS INCORPORATED+                                                                             3,208,358
    103,333  ELECTRONIC DATA SYSTEMS CORPORATION<<                                                                     1,720,494
     26,303  EQUIFAX INCORPORATED                                                                                        906,927
     34,722  FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                       1,324,297
     33,357  FISERV INCORPORATED+                                                                                      1,604,138
     47,049  GOOGLE INCORPORATED CLASS A+                                                                             20,723,673
     37,197  IMS HEALTH INCORPORATED                                                                                     781,509
     95,590  INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<+                                                              803,912
     66,492  INTUIT INCORPORATED<<+                                                                                    1,795,949
    106,227  JUNIPER NETWORKS INCORPORATED<<+                                                                          2,655,675
  1,623,903  MICROSOFT CORPORATION                                                                                    46,086,367
     25,467  MONSTER WORLDWIDE INCORPORATED+                                                                             616,556
     71,439  NOVELL INCORPORATED+                                                                                        449,351
     65,045  OMNICOM GROUP INCORPORATED                                                                                2,873,688
    802,450  ORACLE CORPORATION<<+                                                                                    15,695,922
     32,224  ROBERT HALF INTERNATIONAL INCORPORATED                                                                      829,446
    160,843  SUN MICROSYSTEMS INCORPORATED<<+                                                                          2,497,884
    171,728  SYMANTEC CORPORATION<<+                                                                                   2,854,119
     40,343  TOTAL SYSTEM SERVICES INCORPORATED                                                                          954,515
     71,701  UNISYS CORPORATION<<+                                                                                       317,635
     43,293  VERISIGN INCORPORATED<<+                                                                                  1,439,059
    271,292  YAHOO! INCORPORATED+                                                                                      7,848,478

                                                                                                                     144,738,265
                                                                                                                  --------------

CHEMICALS & ALLIED PRODUCTS: 10.32%
    313,609  ABBOTT LABORATORIES                                                                                      17,295,536
     43,508  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     4,002,736
    220,664  AMGEN INCORPORATED+                                                                                       9,219,342
     21,603  AVERY DENNISON CORPORATION                                                                                1,063,948
     86,585  AVON PRODUCTS INCORPORATED                                                                                3,423,571
     21,892  BARR PHARMACEUTICALS INCORPORATED+                                                                        1,057,603
     60,409  BIOGEN IDEC INCORPORATED+                                                                                 3,726,631
    401,590  BRISTOL-MYERS SQUIBB COMPANY                                                                              8,553,867
     28,172  CLOROX COMPANY                                                                                            1,595,662
    103,435  COLGATE-PALMOLIVE COMPANY                                                                                 8,058,621
    190,633  DOW CHEMICAL COMPANY                                                                                      7,024,826
    182,465  E.I. DU PONT DE NEMOURS & COMPANY<<                                                                       8,532,063
     16,180  EASTMAN CHEMICAL COMPANY                                                                                  1,010,441
     35,609  ECOLAB INCORPORATED                                                                                       1,546,499
    200,690  ELI LILLY & COMPANY                                                                                      10,353,597
     23,154  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                               1,061,611
     63,174  FOREST LABORATORIES INCORPORATED+                                                                         2,527,592
     32,196  HOSPIRA INCORPORATED<<+                                                                                   1,377,023
     16,438  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                             724,094
    574,696  JOHNSON & JOHNSON                                                                                        37,280,530
     49,920  KING PHARMACEUTICALS INCORPORATED+                                                                          434,304
    111,180  MONSANTO COMPANY                                                                                         12,396,570
     61,752  MYLAN LABORATORIES INCORPORATED<<+                                                                          716,323
  1,371,712  PFIZER INCORPORATED                                                                                      28,709,932
     33,237  PPG INDUSTRIES INCORPORATED                                                                               2,011,171
     63,555  PRAXAIR INCORPORATED                                                                                      5,353,238
    624,382  PROCTER & GAMBLE COMPANY                                                                                 43,750,447

110 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
     25,434  ROHM & HAAS COMPANY<<                                                                                $    1,375,471
    328,878  SCHERING-PLOUGH CORPORATION                                                                               4,739,132
     26,252  SIGMA-ALDRICH CORPORATION                                                                                 1,565,932
    271,455  WYETH<<                                                                                                  11,335,961

                                                                                                                     241,824,274
                                                                                                                  --------------

COAL MINING: 0.23%
     37,027  CONSOL ENERGY INCORPORATED<<                                                                              2,561,898
     54,984  PEABODY ENERGY CORPORATION                                                                                2,804,184

                                                                                                                       5,366,082
                                                                                                                  --------------

COMMUNICATIONS: 4.25%
     82,116  AMERICAN TOWER CORPORATION CLASS A+                                                                       3,219,768
  1,224,566  AT&T INCORPORATED                                                                                        46,900,878
     21,637  CENTURYTEL INCORPORATED                                                                                     719,214
     66,498  CITIZENS COMMUNICATIONS COMPANY                                                                             697,564
    101,012  CLEAR CHANNEL COMMUNICATIONS INCORPORATED<<                                                               2,951,571
    610,898  COMCAST CORPORATION CLASS A                                                                              11,814,767
    144,557  DIRECTV GROUP INCORPORATED+                                                                               3,583,568
     31,125  EMBARQ CORPORATION                                                                                        1,248,113
     36,660  IAC/INTERACTIVECORP+                                                                                        761,062
    311,942  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                         1,413,097
    578,012  SPRINT NEXTEL CORPORATION<<+                                                                              3,866,900
    582,477  VERIZON COMMUNICATIONS INCORPORATED                                                                      21,231,287
     92,106  WINDSTREAM CORPORATION                                                                                    1,100,667

                                                                                                                      99,508,456
                                                                                                                  --------------

DEPOSITORY INSTITUTIONS: 7.68%
    901,267  BANK OF AMERICA CORPORATION<<                                                                            34,167,032
    231,568  BANK OF NEW YORK MELLON CORPORATION                                                                       9,663,333
    110,819  BB&T CORPORATION<<                                                                                        3,552,857
  1,056,291  CITIGROUP INCORPORATED<<                                                                                 22,625,753
     30,537  COMERICA INCORPORATED<<                                                                                   1,071,238
    108,097  FIFTH THIRD BANCORP                                                                                       2,261,389
     25,649  FIRST HORIZON NATIONAL CORPORATION<<                                                                        359,342
    105,170  HUDSON CITY BANCORP INCORPORATED                                                                          1,859,406
     74,305  HUNTINGTON BANCSHARES INCORPORATED<<                                                                        798,779
    689,111  JPMORGAN CHASE & COMPANY                                                                                 29,597,317
     80,903  KEYCORP                                                                                                   1,775,821
     15,622  M&T BANK CORPORATION<<                                                                                    1,257,259
     53,112  MARSHALL & ILSLEY CORPORATION<<                                                                           1,232,198
    128,619  NATIONAL CITY CORPORATION                                                                                 1,279,759
     38,939  NORTHERN TRUST CORPORATION                                                                                2,588,275
     69,138  PNC FINANCIAL SERVICES GROUP<<                                                                            4,533,379
    140,722  REGIONS FINANCIAL CORPORATION<<                                                                           2,779,260
     73,308  SOVEREIGN BANCORP INCORPORATED<<+                                                                           683,233
     78,607  STATE STREET CORPORATION                                                                                  6,209,953
     71,178  SUNTRUST BANKS INCORPORATED<<                                                                             3,924,755
    350,941  US BANCORP                                                                                               11,356,451
    402,117  WACHOVIA CORPORATION<<                                                                                   10,857,159
    179,058  WASHINGTON MUTUAL INCORPORATED<<                                                                          1,844,297
    668,877  WELLS FARGO & COMPANY<<(L)                                                                               19,464,321
    152,092  WESTERN UNION COMPANY                                                                                     3,234,997
     21,737  ZIONS BANCORPORATION                                                                                        990,120

                                                                                                                     179,967,683
                                                                                                                  --------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 111


INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
E-COMMERCE/SERVICES: 0.19%
     62,579  AMAZON.COM INCORPORATED+                                                                             $    4,461,883
                                                                                                                  --------------

EATING & DRINKING PLACES: 0.77%
     29,069  DARDEN RESTAURANTS INCORPORATED                                                                             946,196
    233,652  MCDONALD'S CORPORATION                                                                                   13,030,772
     17,733  WENDY'S INTERNATIONAL INCORPORATED                                                                          408,923
     96,471  YUM! BRANDS INCORPORATED                                                                                  3,589,686

                                                                                                                      17,975,577
                                                                                                                  --------------

EDUCATIONAL SERVICES: 0.05%
     27,868  APOLLO GROUP INCORPORATED CLASS A<<+                                                                      1,203,898
                                                                                                                  --------------

ELECTRIC, GAS & SANITARY SERVICES: 4.00%
    135,783  AES CORPORATION+                                                                                          2,263,503
     33,927  ALLEGHENY ENERGY INCORPORATED                                                                             1,713,314
     68,409  ALLIED WASTE INDUSTRIES INCORPORATED+                                                                       739,501
     42,348  AMEREN CORPORATION                                                                                        1,865,006
     81,241  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                              3,382,063
     66,414  CENTERPOINT ENERGY INCORPORATED                                                                             947,728
     45,685  CMS ENERGY CORPORATION                                                                                      618,575
     55,213  CONSOLIDATED EDISON INCORPORATED<<                                                                        2,191,956
     36,098  CONSTELLATION ENERGY GROUP INCORPORATED                                                                   3,186,370
    116,627  DOMINION RESOURCES INCORPORATED                                                                           4,763,047
     33,117  DTE ENERGY COMPANY<<                                                                                      1,287,920
    256,218  DUKE ENERGY CORPORATION                                                                                   4,573,491
    100,607  DYNEGY INCORPORATED CLASS A+                                                                                793,789
     66,102  EDISON INTERNATIONAL                                                                                      3,240,320
    142,179  EL PASO CORPORATION                                                                                       2,365,859
     38,786  ENTERGY CORPORATION<<                                                                                     4,230,777
    134,152  EXELON CORPORATION                                                                                       10,902,533
     61,846  FIRSTENERGY CORPORATION                                                                                   4,243,873
     82,649  FPL GROUP INCORPORATED                                                                                    5,185,398
     15,505  INTEGRYS ENERGY GROUP INCORPORATED                                                                          723,153
      9,157  NICOR INCORPORATED                                                                                          306,851
     55,622  NISOURCE INCORPORATED                                                                                       958,923
     40,802  PEPCO HOLDINGS INCORPORATED                                                                               1,008,625
     72,176  PG&E CORPORATION                                                                                          2,657,520
     20,389  PINNACLE WEST CAPITAL CORPORATION                                                                           715,246
     75,751  PPL CORPORATION                                                                                           3,478,486
     52,770  PROGRESS ENERGY INCORPORATED                                                                              2,200,509
    103,159  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              4,145,960
     35,057  QUESTAR CORPORATION                                                                                       1,982,824
     53,015  SEMPRA ENERGY                                                                                             2,824,639
    128,333  SPECTRA ENERGY CORPORATION<<                                                                              2,919,576
     42,791  TECO ENERGY INCORPORATED<<                                                                                  682,516
    155,149  THE SOUTHERN COMPANY<<                                                                                    5,524,856
    100,500  WASTE MANAGEMENT INCORPORATED                                                                             3,372,763
     87,068  XCEL ENERGY INCORPORATED                                                                                  1,737,007

                                                                                                                      93,734,477
                                                                                                                  --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.37%
    122,858  ADVANCED MICRO DEVICES INCORPORATED<<+                                                                      723,634
     62,348  ALTERA CORPORATION<<                                                                                      1,149,074
     59,635  ANALOG DEVICES INCORPORATED                                                                               1,760,425
     94,839  BROADCOM CORPORATION CLASS A+                                                                             1,827,548
     17,662  CIENA CORPORATION<<+                                                                                        544,519

112 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                               VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
  1,209,405  CISCO SYSTEMS INCORPORATED+                                                                            $    29,134,566
     35,760  COOPER INDUSTRIES LIMITED CLASS A                                                                            1,435,764
    159,718  EMERSON ELECTRIC COMPANY                                                                                     8,219,088
  2,025,956  GENERAL ELECTRIC COMPANY                                                                                    74,980,632
     12,269  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED<<                                                                 534,192
     42,214  JABIL CIRCUIT INCORPORATED<<                                                                                   399,344
     45,630  JDS UNIPHASE CORPORATION<<+                                                                                    610,986
     36,529  KLA-TENCOR CORPORATION<<                                                                                     1,355,226
     24,833  L-3 COMMUNICATIONS HOLDINGS INCORPORATED<<                                                                   2,715,240
     44,829  LINEAR TECHNOLOGY CORPORATION<<                                                                              1,375,802
    134,124  LSI LOGIC CORPORATION<<+                                                                                       663,914
     46,341  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                      3,285,577
     38,305  MICROCHIP TECHNOLOGY INCORPORATED<<                                                                          1,253,723
    154,277  MICRON TECHNOLOGY INCORPORATED+                                                                                921,034
     28,526  MOLEX INCORPORATED                                                                                             660,662
    457,465  MOTOROLA INCORPORATED                                                                                        4,254,425
     46,024  NATIONAL SEMICONDUCTOR CORPORATION                                                                             843,160
     69,696  NETAPP INCORPORATED+                                                                                         1,397,405
     20,687  NOVELLUS SYSTEMS INCORPORATED<<+                                                                               435,461
    112,717  NVIDIA CORPORATION+                                                                                          2,230,669
     27,254  QLOGIC CORPORATION<<+                                                                                          418,349
    327,111  QUALCOMM INCORPORATED                                                                                       13,411,551
     32,947  ROCKWELL COLLINS INCORPORATED                                                                                1,882,921
     83,949  TELLABS INCORPORATED<<+                                                                                        457,522
    269,092  TEXAS INSTRUMENTS INCORPORATED                                                                               7,607,231
     98,889  TYCO ELECTRONICS LIMITED                                                                                     3,393,870
     15,342  WHIRLPOOL CORPORATION<<                                                                                      1,331,379
     58,089  XILINX INCORPORATED<<                                                                                        1,379,614

                                                                                                                        172,594,507
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.34%
     17,974  FLUOR CORPORATION                                                                                            2,537,210
     24,618  JACOBS ENGINEERING GROUP INCORPORATED+                                                                       1,811,639
     41,728  MOODY'S CORPORATION<<                                                                                        1,453,386
     65,668  PAYCHEX INCORPORATED<<                                                                                       2,249,786

                                                                                                                          8,052,021
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.32%
     19,790  BALL CORPORATION                                                                                               909,153
     31,253  FORTUNE BRANDS INCORPORATED                                                                                  2,172,084
     81,246  ILLINOIS TOOL WORKS INCORPORATED                                                                             3,918,495
     11,704  SNAP-ON INCORPORATED                                                                                           595,148

                                                                                                                          7,594,880
                                                                                                                    ---------------

FINANCIAL SERVICES: 0.03%
     29,970  JANUS CAPITAL GROUP INCORPORATED                                                                               697,402
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS: 4.13%
    145,093  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                        6,884,663
    130,573  ARCHER DANIELS MIDLAND COMPANY                                                                               5,374,385
     44,667  CAMPBELL SOUP COMPANY                                                                                        1,516,445
     58,342  COCA-COLA ENTERPRISES INCORPORATED                                                                           1,411,876
     98,924  CONAGRA FOODS INCORPORATED                                                                                   2,369,230
     39,373  CONSTELLATION BRANDS INCORPORATED CLASS A<<+                                                                   695,721
     68,324  GENERAL MILLS INCORPORATED                                                                                   4,091,241

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 113


INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                               VALUE
FOOD & KINDRED PRODUCTS (continued)
     63,939  H.J. HEINZ COMPANY                                                                                     $     3,003,215
     23,025  HERCULES INCORPORATED                                                                                          421,127
     52,872  KELLOGG COMPANY                                                                                              2,778,952
    311,088  KRAFT FOODS INCORPORATED CLASS A                                                                             9,646,839
     25,961  MCCORMICK & COMPANY INCORPORATED                                                                               959,778
     27,906  MOLSON COORS BREWING COMPANY                                                                                 1,467,018
     27,834  PEPSI BOTTLING GROUP INCORPORATED                                                                              943,851
    324,981  PEPSICO INCORPORATED                                                                                        23,463,628
    144,490  SARA LEE CORPORATION                                                                                         2,019,970
    405,499  THE COCA-COLA COMPANY<<                                                                                     24,682,724
     34,128  THE HERSHEY COMPANY<<                                                                                        1,285,602
     55,545  TYSON FOODS INCORPORATED CLASS A                                                                               885,943
     43,911  WM. WRIGLEY JR. COMPANY                                                                                      2,759,367

                                                                                                                         96,661,575
                                                                                                                    ---------------

FOOD STORES: 0.41%
    136,481  KROGER COMPANY                                                                                               3,466,617
     89,310  SAFEWAY INCORPORATED                                                                                         2,621,249
    148,188  STARBUCKS CORPORATION<<+                                                                                     2,593,290
     28,304  WHOLE FOODS MARKET INCORPORATED<<                                                                              933,183

                                                                                                                          9,614,339
                                                                                                                    ---------------

FORESTRY: 0.12%
     42,515  WEYERHAEUSER COMPANY<<                                                                                       2,765,176
                                                                                                                    ---------------

FURNITURE & FIXTURES: 0.14%
     34,004  LEGGETT & PLATT INCORPORATED<<                                                                                 518,561
     73,992  MASCO CORPORATION                                                                                            1,467,261
     56,138  NEWELL RUBBERMAID INCORPORATED                                                                               1,283,876

                                                                                                                          3,269,698
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES: 1.83%
     18,342  BIG LOTS INCORPORATED<<+                                                                                       409,027
     28,511  FAMILY DOLLAR STORES INCORPORATED<<                                                                            555,965
     44,983  JCPENNEY COMPANY INCORPORATED                                                                                1,696,309
     87,847  MACY'S INCORPORATED                                                                                          2,025,752
     14,800  SEARS HOLDINGS CORPORATION<<+                                                                                1,510,932
    166,103  TARGET CORPORATION                                                                                           8,418,100
     88,665  TJX COMPANIES INCORPORATED<<                                                                                 2,932,152
    479,387  WAL-MART STORES INCORPORATED                                                                                25,254,107

                                                                                                                         42,802,344
                                                                                                                    ---------------

HEALTH SERVICES: 0.28%
     72,348  CARDINAL HEALTH INCORPORATED                                                                                 3,798,993
     22,418  LABORATORY CORPORATION OF AMERICA HOLDINGS<<+                                                                1,651,758
     96,248  TENET HEALTHCARE CORPORATION+                                                                                  544,764
     21,030  WATSON PHARMACEUTICALS INCORPORATED<<+                                                                         616,600

                                                                                                                          6,612,115
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES: 1.21%
     18,612  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<                                                            666,506
     15,590  AVALONBAY COMMUNITIES INCORPORATED                                                                           1,504,747
     24,242  BOSTON PROPERTIES INCORPORATED                                                                               2,231,961
     24,234  DEVELOPERS DIVERSIFIED REALTY CORPORATION                                                                    1,014,920
     54,707  EQUITY RESIDENTIAL                                                                                           2,269,793

114 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                               VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
     54,123  GENERAL GROWTH PROPERTIES INCORPORATED                                                                 $     2,065,875
     47,648  HCP INCORPORATED                                                                                             1,610,979
    106,218  HOST HOTELS & RESORTS INCORPORATED                                                                           1,690,991
     51,301  KIMCO REALTY CORPORATION                                                                                     2,009,460
     34,723  PLUM CREEK TIMBER COMPANY<<                                                                                  1,413,226
     52,385  PROLOGIS<<                                                                                                   3,083,381
     25,267  PUBLIC STORAGE INCORPORATED                                                                                  2,239,162
     45,252  SIMON PROPERTY GROUP INCORPORATED<<                                                                          4,204,363
     27,383  VORNADO REALTY TRUST<<                                                                                       2,360,688

                                                                                                                         28,366,052
                                                                                                                    ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.19%
     53,146  BED BATH & BEYOND INCORPORATED<<+                                                                            1,567,807
     71,490  BEST BUY COMPANY INCORPORATED<<                                                                              2,963,975

                                                                                                                          4,531,782
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.21%
     61,055  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                                  2,097,850
     38,200  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                             1,976,850
     35,915  WYNDHAM WORLDWIDE CORPORATION<<                                                                                742,722

                                                                                                                          4,817,422
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.13%
    143,575  3M COMPANY<<                                                                                                11,363,961
    178,312  APPLE INCORPORATED+                                                                                         25,587,772
    274,629  APPLIED MATERIALS INCORPORATED                                                                               5,358,012
     62,772  BAKER HUGHES INCORPORATED                                                                                    4,299,882
     12,360  BLACK & DECKER CORPORATION<<                                                                                   816,996
     44,291  CAMERON INTERNATIONAL CORPORATION<<+                                                                         1,844,277
    126,598  CATERPILLAR INCORPORATED                                                                                     9,911,357
     41,022  CUMMINS INCORPORATED                                                                                         1,920,650
     88,465  DEERE & COMPANY                                                                                              7,116,125
    454,665  DELL INCORPORATED+                                                                                           9,056,927
     38,939  DOVER CORPORATION                                                                                            1,626,871
     29,722  EATON CORPORATION                                                                                            2,367,952
    426,177  EMC CORPORATION                                                                                              6,111,378
     32,657  GAMESTOP CORPORATION CLASS A+                                                                                1,688,693
    500,175  HEWLETT-PACKARD COMPANY                                                                                     22,837,991
     55,315  INGERSOLL-RAND COMPANY LIMITED CLASS A<<                                                                     2,465,943
  1,174,306  INTEL CORPORATION                                                                                           24,871,801
    280,861  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                                 32,338,336
     19,265  LEXMARK INTERNATIONAL INCORPORATED+                                                                            591,821
     26,347  MANITOWOC COMPANY INCORPORATED                                                                               1,074,958
     72,428  NATIONAL OILWELL VARCO INCORPORATED+                                                                         4,228,347
     24,873  PALL CORPORATION                                                                                               872,296
     34,186  PARKER HANNIFIN CORPORATION                                                                                  2,368,064
     42,826  PITNEY BOWES INCORPORATED                                                                                    1,499,767
     46,478  SANDISK CORPORATION<<+                                                                                       1,049,008
     40,741  SMITH INTERNATIONAL INCORPORATED                                                                             2,616,794
     15,880  STANLEY WORKS                                                                                                  756,206
     36,436  TERADATA CORPORATION+                                                                                          803,778
     20,613  TEREX CORPORATION+                                                                                           1,288,313
     35,258  TRANE INCORPORATED                                                                                           1,618,342

                                                                                                                        190,352,618
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 115


INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                               VALUE
INSURANCE AGENTS, BROKERS & SERVICE: 0.35%
     61,986  AON CORPORATION                                                                                        $     2,491,837
     34,525  HUMANA INCORPORATED<<+                                                                                       1,548,792
    105,708  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                      2,573,990
     70,389  UNUMPROVIDENT CORPORATION                                                                                    1,549,262

                                                                                                                          8,163,881
                                                                                                                    ---------------
INSURANCE CARRIERS: 4.68%
     66,929  ACE LIMITED                                                                                                  3,685,111
    100,753  AETNA INCORPORATED                                                                                           4,240,694
     96,321  AFLAC INCORPORATED                                                                                           6,256,049
    113,701  ALLSTATE CORPORATION                                                                                         5,464,470
     58,191  AMBAC FINANCIAL GROUP INCORPORATED<<                                                                           334,598
    511,747  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                   22,133,058
     19,408  ASSURANT INCORPORATED                                                                                        1,181,171
     75,118  CHUBB CORPORATION                                                                                            3,716,839
     56,825  CIGNA CORPORATION                                                                                            2,305,390
     33,570  CINCINNATI FINANCIAL CORPORATION                                                                             1,277,003
     87,777  GENWORTH FINANCIAL INCORPORATED                                                                              1,987,271
     63,708  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                               4,827,155
     34,319  LEUCADIA NATIONAL CORPORATION                                                                                1,551,905
     53,677  LINCOLN NATIONAL CORPORATION                                                                                 2,791,204
     89,198  LOEWS CORPORATION                                                                                            3,587,544
     42,639  MBIA INCORPORATED<<+                                                                                           521,049
    143,880  METLIFE INCORPORATED                                                                                         8,670,209
     24,141  MGIC INVESTMENT CORPORATION<<                                                                                  254,205
     52,417  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                       2,920,675
     90,487  PRUDENTIAL FINANCIAL INCORPORATED<<                                                                          7,080,608
     18,207  SAFECO CORPORATION                                                                                             798,923
    137,631  THE PROGRESSIVE CORPORATION<<                                                                                2,211,730
    125,856  THE TRAVELERS COMPANIES INCORPORATED<<                                                                       6,022,210
     18,456  TORCHMARK CORPORATION                                                                                        1,109,390
    253,888  UNITEDHEALTH GROUP INCORPORATED                                                                              8,723,592
    109,952  WELLPOINT INCORPORATED<<+                                                                                    4,852,182
     36,094  XL CAPITAL LIMITED CLASS A                                                                                   1,066,578

                                                                                                                        109,570,813
                                                                                                                    ---------------
LEATHER & LEATHER PRODUCTS: 0.09%
     71,398  COACH INCORPORATED+                                                                                          2,152,650
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.66%
     74,062  AGILENT TECHNOLOGIES INCORPORATED+                                                                           2,209,269
     33,958  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                                 1,115,860
     49,515  BECTON DICKINSON & COMPANY                                                                                   4,250,863
    272,494  BOSTON SCIENTIFIC CORPORATION<<+                                                                             3,507,001
     20,356  C.R. BARD INCORPORATED<<                                                                                     1,962,318
    101,189  COVIDIEN LIMITED                                                                                             4,477,613
     51,663  DANAHER CORPORATION                                                                                          3,927,938
     58,460  EASTMAN KODAK COMPANY<<                                                                                      1,032,988
     11,164  MILLIPORE CORPORATION+                                                                                         752,565
     23,864  PERKINELMER INCORPORATED                                                                                       578,702
     31,906  QUEST DIAGNOSTICS INCORPORATED                                                                               1,444,385
     86,507  RAYTHEON COMPANY                                                                                             5,589,217
     30,100  ROCKWELL AUTOMATION INCORPORATED                                                                             1,728,342
     35,372  TERADYNE INCORPORATED+                                                                                         439,320
     84,928  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                       4,827,308
     20,280  WATERS CORPORATION<<+                                                                                        1,129,596

                                                                                                                         38,973,285
                                                                                                                    ---------------

116 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                               VALUE
MEDICAL EQUIPMENT & SUPPLIES: 0.65%
    227,846  MEDTRONIC INCORPORATED                                                                                 $    11,020,911
     69,796  ST. JUDE MEDICAL INCORPORATED+                                                                               3,014,489
     25,497  VARIAN MEDICAL SYSTEMS INCORPORATED<<+                                                                       1,194,279

                                                                                                                         15,229,679
                                                                                                                    ---------------
MEDICAL MANAGEMENT SERVICES: 0.39%
     31,387  COVENTRY HEALTH CARE INCORPORATED+                                                                           1,266,465
     51,291  EXPRESS SCRIPTS INCORPORATED+                                                                                3,299,037
    106,296  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                         4,654,702

                                                                                                                          9,220,204
                                                                                                                    ---------------
MEDICAL PRODUCTS: 1.47%
     62,069  ALLERGAN INCORPORATED                                                                                        3,500,071
    128,716  BAXTER INTERNATIONAL INCORPORATED                                                                            7,442,359
    439,307  MERCK & COMPANY INCORPORATED                                                                                16,671,701
     48,385  STRYKER CORPORATION                                                                                          3,147,444
     47,310  ZIMMER HOLDINGS INCORPORATED+                                                                                3,683,557

                                                                                                                         34,445,132
                                                                                                                    ---------------
METAL MINING: 0.50%
     77,658  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                          7,472,253
     91,966  NEWMONT MINING CORPORATION<<                                                                                 4,166,060
                                                                                                                         11,638,313
                                                                                                                    ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.06%
     21,987  VULCAN MATERIALS COMPANY<<                                                                                   1,459,937
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.33%
     28,931  HASBRO INCORPORATED                                                                                            807,175
     73,314  MATTEL INCORPORATED                                                                                          1,458,949
     25,766  TIFFANY & COMPANY                                                                                            1,078,049
     98,391  TYCO INTERNATIONAL LIMITED                                                                                   4,334,124

                                                                                                                          7,678,297
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 1.27%
     88,206  COSTCO WHOLESALE CORPORATION                                                                                 5,730,744
    290,508  CVS CAREMARK CORPORATION                                                                                    11,768,479
     11,590  DILLARD'S INCORPORATED CLASS A                                                                                 199,464
     55,381  OFFICE DEPOT INCORPORATED+                                                                                     611,960
     15,400  OFFICEMAX INCORPORATED                                                                                         294,756
     26,598  RADIOSHACK CORPORATION                                                                                         432,218
    142,219  STAPLES INCORPORATED                                                                                         3,144,462
    201,137  WALGREEN COMPANY<<                                                                                           7,661,308

                                                                                                                         29,843,391
                                                                                                                    ---------------
MOTION PICTURES: 1.32%
    466,812  NEWS CORPORATION CLASS A                                                                                     8,752,725
    725,587  TIME WARNER INCORPORATED                                                                                    10,172,730
    382,036  WALT DISNEY COMPANY<<                                                                                       11,988,290

                                                                                                                         30,913,745
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.90%
     62,786  FEDEX CORPORATION                                                                                            5,818,379
    209,858  UNITED PARCEL SERVICE INCORPORATED CLASS B<<                                                                15,323,831

                                                                                                                         21,142,210
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 117


INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                               VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.20%
     39,581  AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                  $     1,352,087
    234,554  AMERICAN EXPRESS COMPANY                                                                                    10,254,701
     75,673  CAPITAL ONE FINANCIAL CORPORATION<<                                                                          3,724,625
     38,798  CIT GROUP INCORPORATED                                                                                         459,756
    117,833  COUNTRYWIDE FINANCIAL CORPORATION<<                                                                            648,082
     97,208  DISCOVER FINANCIAL SERVICES                                                                                  1,591,295
    198,480  FANNIE MAE<<                                                                                                 5,223,994
    131,077  FREDDIE MAC                                                                                                  3,318,870
     94,660  SLM CORPORATION+                                                                                             1,453,031

                                                                                                                         28,026,441
                                                                                                                    ---------------
OFFICE EQUIPMENT: 0.12%
    186,162  XEROX CORPORATION                                                                                            2,786,845
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 4.61%
     94,964  ANADARKO PETROLEUM CORPORATION                                                                               5,985,581
     67,559  APACHE CORPORATION                                                                                           8,162,478
     59,433  BJ SERVICES COMPANY                                                                                          1,694,435
     92,814  CHESAPEAKE ENERGY CORPORATION                                                                                4,283,366
     90,160  DEVON ENERGY CORPORATION<<                                                                                   9,406,393
     29,201  ENSCO INTERNATIONAL INCORPORATED                                                                             1,828,567
     50,116  EOG RESOURCES INCORPORATED<<                                                                                 6,013,920
    178,571  HALLIBURTON COMPANY                                                                                          7,023,197
     56,945  NABORS INDUSTRIES LIMITED<<+                                                                                 1,923,033
     54,504  NOBLE CORPORATION                                                                                            2,707,214
     34,862  NOBLE ENERGY INCORPORATED                                                                                    2,537,954
    166,887  OCCIDENTAL PETROLEUM CORPORATION                                                                            12,211,122
     30,413  RANGE RESOURCES CORPORATION<<                                                                                1,929,705
     22,583  ROWAN COMPANIES INCORPORATED                                                                                   929,968
    242,999  SCHLUMBERGER LIMITED                                                                                        21,140,913
     64,466  TRANSOCEAN INCORPORATED+                                                                                     8,715,855
     68,823  WEATHERFORD INTERNATIONAL LIMITED+                                                                           4,987,603
    103,537  XTO ENERGY INCORPORATED                                                                                      6,404,799

                                                                                                                        107,886,103
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS: 0.19%
     20,212  BEMIS COMPANY INCORPORATED<<                                                                                   513,991
     86,786  INTERNATIONAL PAPER COMPANY                                                                                  2,360,579
     35,272  MEADWESTVACO CORPORATION                                                                                       960,104
     26,456  PACTIV CORPORATION+                                                                                            693,412

                                                                                                                          4,528,086
                                                                                                                    ---------------
PERSONAL SERVICES: 0.09%
     26,502  CINTAS CORPORATION                                                                                             756,367
     66,013  H & R BLOCK INCORPORATED<<                                                                                   1,370,430

                                                                                                                          2,126,797
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 7.45%
     11,358  ASHLAND INCORPORATED                                                                                           537,233
    421,330  CHEVRON CORPORATION                                                                                         35,964,729
    316,808  CONOCOPHILLIPS<<                                                                                            24,143,938
  1,085,447  EXXON MOBIL CORPORATION<<                                                                                   91,807,107
     56,589  HESS CORPORATION                                                                                             4,990,018
    143,839  MARATHON OIL CORPORATION                                                                                     6,559,058
     38,493  MURPHY OIL CORPORATION<<                                                                                     3,161,815
     23,861  SUNOCO INCORPORATED<<                                                                                        1,251,987

118 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                              VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
     27,917  TESORO PETROLEUM CORPORATION                                                                           $       837,510
    108,473  VALERO ENERGY CORPORATION                                                                                    5,327,109

                                                                                                                        174,580,504
                                                                                                                    ---------------

PIPELINES: 0.17%
    118,692  THE WILLIAMS COMPANIES INCORPORATED                                                                          3,914,462
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES: 0.75%
    165,224  ALCOA INCORPORATED                                                                                           5,957,977
     20,481  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                          1,461,524
     58,440  NUCOR CORPORATION                                                                                            3,958,726
     28,187  PRECISION CASTPARTS CORPORATION                                                                              2,877,329
     20,057  TITANIUM METALS CORPORATION<<                                                                                  301,858
     23,899  UNITED STATES STEEL CORPORATION<<                                                                            3,032,066

                                                                                                                         17,589,480
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.67%
    138,108  CBS CORPORATION CLASS B                                                                                      3,049,425
     18,165  E.W. SCRIPPS COMPANY CLASS A                                                                                   763,112
     46,623  GANNETT COMPANY INCORPORATED<<                                                                               1,354,398
     65,488  MCGRAW-HILL COMPANIES INCORPORATED                                                                           2,419,782
      7,651  MEREDITH CORPORATION                                                                                           292,651
     29,170  NEW YORK TIMES COMPANY CLASS A<<                                                                               550,730
     43,592  RR DONNELLEY & SONS COMPANY                                                                                  1,321,274
    130,026  VIACOM INCORPORATED CLASS B<<+                                                                               5,151,630
      1,177  WASHINGTON POST COMPANY CLASS B                                                                                778,586

                                                                                                                         15,681,588
                                                                                                                    ---------------

RAILROAD TRANSPORTATION: 0.89%
     60,048  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                     5,537,627
     81,836  CSX CORPORATION                                                                                              4,588,545
     76,352  NORFOLK SOUTHERN CORPORATION                                                                                 4,147,441
     52,892  UNION PACIFIC CORPORATION                                                                                    6,631,599

                                                                                                                         20,905,212
                                                                                                                    ---------------

REAL ESTATE: 0.03%
     35,254  CB RICHARD ELLIS GROUP INCORPORATED CLASS A<<+                                                                 762,897
                                                                                                                    ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.09%
     32,787  SEALED AIR CORPORATION                                                                                         827,872
     48,729  THE GOODYEAR TIRE & RUBBER COMPANY+                                                                          1,257,208

                                                                                                                          2,085,080
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.58%
     46,046  AMERIPRISE FINANCIAL INCORPORATED                                                                            2,387,485
     23,959  BEAR STEARNS COMPANIES INCORPORATED<<                                                                          251,330
    190,494  CHARLES SCHWAB CORPORATION                                                                                   3,587,002
     10,817  CME GROUP INCORPORATED                                                                                       5,074,255
     93,732   E*TRADE FINANCIAL CORPORATION<<+                                                                              361,806
     17,546  FEDERATED INVESTORS INCORPORATED CLASS B                                                                       687,101
     31,906  FRANKLIN RESOURCES INCORPORATED                                                                              3,094,563
     80,162  GOLDMAN SACHS GROUP INCORPORATED                                                                            13,257,993
     14,229  INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                      1,856,885
     27,352  LEGG MASON INCORPORATED                                                                                      1,531,165
    107,649  LEHMAN BROTHERS HOLDINGS INCORPORATED<<                                                                      4,051,908
    197,114  MERRILL LYNCH & COMPANY INCORPORATED<<                                                                       8,030,424

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 119


INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                               VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
    224,105  MORGAN STANLEY                                                                                         $    10,241,583
     53,764  NYSE EURONEXT INCORPORATED                                                                                   3,317,776
     53,512  T.ROWE PRICE GROUP INCORPORATED                                                                              2,675,600

                                                                                                                         60,406,876
                                                                                                                    ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.33%
    319,425  CORNING INCORPORATED                                                                                         7,678,977
                                                                                                                    ---------------

TOBACCO PRODUCTS: 1.49%
    427,745  ALTRIA GROUP INCORPORATED                                                                                    9,495,939
    427,745  PHILIP MORRIS INTERNATIONAL+                                                                                21,635,342
     34,714  REYNOLDS AMERICAN INCORPORATED<<                                                                             2,049,167
     30,325  UST INCORPORATED                                                                                             1,653,319

                                                                                                                         34,833,767
                                                                                                                    ---------------

TRANSPORTATION BY AIR: 0.08%
    149,256  SOUTHWEST AIRLINES COMPANY                                                                                   1,850,774
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT: 3.18%
    155,174  BOEING COMPANY                                                                                              11,540,290
     17,766  BRUNSWICK CORPORATION<<                                                                                        283,723
    447,770  FORD MOTOR COMPANY<<+                                                                                        2,561,244
     81,605  GENERAL DYNAMICS CORPORATION                                                                                 6,803,409
    114,845  GENERAL MOTORS CORPORATION<<                                                                                 2,187,797
     33,538  GENUINE PARTS COMPANY                                                                                        1,348,898
     25,376  GOODRICH CORPORATION                                                                                         1,459,374
     48,388  HARLEY-DAVIDSON INCORPORATED<<                                                                               1,814,550
    151,025  HONEYWELL INTERNATIONAL INCORPORATED                                                                         8,520,831
     36,837  ITT CORPORATION                                                                                              1,908,525
    120,467  JOHNSON CONTROLS INCORPORATED                                                                                4,071,785
     69,554  LOCKHEED MARTIN CORPORATION                                                                                  6,906,712
     68,559  NORTHROP GRUMMAN CORPORATION                                                                                 5,334,576
     74,393  PACCAR INCORPORATED                                                                                          3,347,685
     50,455  TEXTRON INCORPORATED                                                                                         2,796,216
    199,136  UNITED TECHNOLOGIES CORPORATION                                                                             13,704,540

                                                                                                                         74,590,155
                                                                                                                    ---------------

TRANSPORTATION SERVICES: 0.16%
     34,764  C.H.ROBINSON WORLDWIDE INCORPORATED                                                                          1,891,162
     43,244  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                          1,953,764

                                                                                                                          3,844,926
                                                                                                                    ---------------

TRAVEL & RECREATION: 0.19%
     88,566  CARNIVAL CORPORATION<<                                                                                       3,585,152
     42,299  EXPEDIA INCORPORATED<<+                                                                                        925,925

                                                                                                                          4,511,077
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS: 0.70%
     32,990  AMERISOURCEBERGEN CORPORATION                                                                                1,351,930
     17,112  BROWN-FORMAN CORPORATION CLASS B                                                                             1,133,157
     30,707  DEAN FOODS COMPANY<<+                                                                                          616,904
     58,712  MCKESSON CORPORATION                                                                                         3,074,747
     77,682  NIKE INCORPORATED CLASS B                                                                                    5,282,376
     42,914  SUPERVALU INCORPORATED                                                                                       1,286,562
    122,458  SYSCO CORPORATION                                                                                            3,553,731

                                                                                                                         16,299,407
                                                                                                                    ---------------

120 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                               VALUE
WHOLESALE TRADE-DURABLE GOODS: 0.32%
     85,264  KIMBERLY-CLARK CORPORATION                                                                             $     5,503,791
     26,242  PATTERSON COMPANIES INCORPORATED<<+                                                                            952,585
     13,617  W.W. GRAINGER INCORPORATED                                                                                   1,040,203

                                                                                                                          7,496,579
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $1,991,400,583)                                                                             2,335,398,333
                                                                                                                    ---------------

RIGHTS: 0.00%
     32,300  SEAGATE TECHNOLOGY RIGHTS+(A)(I)                                                                                     0

TOTAL RIGHTS (COST $0)                                                                                                            0
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING: 18.17%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.73%
  1,236,281  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                  1,236,281
  5,250,183  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                     5,250,183
  4,725,165  DREYFUS CASH MANAGEMENT FUND                                                                                 4,725,165
  5,775,202  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                       5,775,202

                                                                                                                         16,986,831
                                                                                                                    ---------------

  PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 17.44%
$11,025,385  AMSTEL FUNDING CORPORATION                                                 2.85%         04/16/2008         11,012,292
  1,942,568  APRECO LLC                                                                 2.70          04/17/2008          1,940,237
  2,100,073  APRECO LLC                                                                 3.10          04/07/2008          2,098,988
 12,705,444  ATLANTIC ASSET SECURITIZATION CORPORATION                                  2.80          04/21/2008         12,685,680
    819,029  ATLANTIC ASSET SECURITIZATION CORPORATION                                  3.00          04/18/2008            817,868
  2,625,092  BANCO SANTANDER TOTTA LOAN+/-++                                            2.83          10/15/2008          2,622,469
 17,168,100  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $17,169,578)                                                         3.10          04/01/2008         17,168,100
  2,625,092  BANK OF IRELAND+/-++                                                       3.06          10/14/2008          2,624,291
    525,018  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
             $525,054)                                                                  2.50          04/01/2008            525,018
  2,100,073  BNP PARIBAS+/-                                                             3.13          08/07/2008          2,098,364
 11,602,905  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $11,603,898)                                                         3.08          04/01/2008         11,602,905
  6,615,231  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $6,615,790)                                                          3.04          04/01/2008          6,615,231
  5,565,194  BRYANT BANK FUNDING                                                        2.98          04/09/2008          5,561,509
  1,575,055  CAFCO LLC                                                                  2.70          04/18/2008          1,573,047
  4,326,151  CAFCO LLC                                                                  3.08          04/07/2008          4,323,930
 10,762,876  CHARIOT FUNDING LLC                                                        2.97          04/14/2008         10,751,333
  7,875,275  CHARTA LLC                                                                 3.08          04/09/2008          7,869,885
  6,825,238  CHEYNE FINANCE LLC+/-++(A)(I)^^                                            5.12          02/25/2008          6,142,715
  5,250,183  CHEYNE FINANCE LLC+/-++(A)(I)^^                                            5.18          05/19/2008          4,725,165
 10,500,367  CIESCO LLC                                                                 3.08          04/08/2008         10,494,078
 10,605,370  CLIPPER RECEIVABLES CORPORATION                                            3.32          04/01/2008         10,605,370
 16,853,089  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $16,854,540)                                3.10          04/01/2008         16,853,089
  7,875,275  CULLINAN FINANCE CORPORATION+/-++                                          3.08          08/04/2008          7,851,657
  3,097,608  EBBETS FUNDING LLC                                                         3.65          04/01/2008          3,097,608
  5,355,187  ERASMUS CAPITAL CORPORATION                                                3.00          04/17/2008          5,348,047
  4,200,147  ERASMUS CAPITAL CORPORATION                                                3.09          04/10/2008          4,196,902
  5,250,183  EUREKA SECURITIZATION INCORPORATED                                         2.90          04/15/2008          5,244,262
  2,047,572  FAIRWAY FINANCE CORPORATION                                                2.80          04/15/2008          2,045,342
  2,625,092  FAIRWAY FINANCE CORPORATION                                                2.90          04/07/2008          2,623,823
 10,500,367  FIVE FINANCE INCORPORATED+/-++                                             4.50          07/09/2008         10,453,367
  8,494,797  GALLEON CAPITAL LLC                                                        2.88          04/16/2008          8,484,603

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 121


INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS: 17.44%
$ 4,200,147  GALLEON CAPITAL LLC                                                        3.10%       04/18/2008    $    4,193,998
  5,460,191  GEMINI SECURITIZATION INCORPORATED                                         2.85        04/23/2008         5,450,681
  7,350,257  GEMINI SECURITIZATION INCORPORATED                                         3.32        04/02/2008         7,349,579
  7,717,770  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $7,718,413)                                                3.00        04/01/2008         7,717,770
 21,578,254  GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $21,580,142)                                3.15        04/01/2008        21,578,254
  1,050,037  HARRIER FINANCE FUNDING LLC+/-                                             2.62        04/25/2008         1,050,037
  6,825,238  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              2.90        10/16/2008         6,825,238
  2,625,092  INTESA BANK (IRELAND) PLC+/-++                                             2.61        10/24/2008         2,622,671
  6,352,722  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $6,353,269)                                                          3.10        04/01/2008         6,352,722
  4,515,158  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $4,515,539)                                 3.04        04/01/2008         4,515,158
  1,050,037  KESTREL FUNDING US LLC+/-                                                  2.62        04/25/2008         1,050,037
  3,675,128  LIBERTY STREET FUNDING CORPORATION                                         3.00        04/07/2008         3,673,291
  5,250,183  LINKS FINANCE LLC+/-++                                                     3.09        08/15/2008         5,214,892
  7,875,275  MONT BLANC CAPITAL CORPORATION                                             2.86        04/24/2008         7,860,935
     84,003  MONT BLANC CAPITAL CORPORATION                                             3.20        04/09/2008            83,943
  5,040,176  MONT BLANC CAPITAL CORPORATION                                             3.25        04/04/2008         5,038,811
    485,642  MORGAN STANLEY+/-                                                          2.94        10/15/2008           485,396
  4,496,691  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $4,497,003)                                                          2.50        04/01/2008         4,496,691
  7,927,777  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $7,928,455)                                                          3.08        04/01/2008         7,927,777
  5,250,183  NORTHERN ROCK PLC+/-++                                                     3.14        10/03/2008         5,216,803
  7,350,257  OLD LINE FUNDING CORPORATION                                               2.79        04/22/2008         7,338,294
  4,766,746  OLD LINE FUNDING CORPORATION                                               3.04        04/04/2008         4,765,539
  1,522,553  PICAROS FUNDING LLC                                                        2.60        04/11/2008         1,521,454
  5,250,183  RANGER FUNDING CORPORATION                                                 2.71        04/18/2008         5,243,465
  3,150,110  SCALDIS CAPITAL LIMITED                                                    2.82        04/17/2008         3,146,162
  3,780,132  SEDNA FINANCE INCORPORATED+/-++                                            3.03        04/10/2008         3,778,947
  3,150,110  SHEFFIELD RECEIVABLES CORPORATION                                          3.25        04/02/2008         3,149,826
  2,100,073  SLM CORPORATION+/-++                                                       2.94        05/12/2008         2,096,286
  3,255,114  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                                5.27        04/03/2008         2,902,259
  5,250,183  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                                5.47        02/15/2008         4,681,063
    630,022  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         2.85        04/03/2008           629,922
  5,250,183  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         2.85        04/15/2008         5,244,364
  6,615,231  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         3.10        04/15/2008         6,607,256
  3,150,110  THUNDER BAY FUNDING INCORPORATED                                           2.75        04/15/2008         3,146,741
  1,759,441  THUNDER BAY FUNDING INCORPORATED                                           2.80        04/04/2008         1,759,031
  5,250,183  TULIP FUNDING CORPORATION                                                  2.88        04/21/2008         5,241,783
  2,625,092  UNICREDITO ITALIANO BANK (IRELAND)+/-                                      2.84        10/14/2008         2,623,346
  2,625,092  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         3.09        10/08/2008         2,623,601
  1,575,055  VARIABLE FUNDING CAPITAL CORPORATION                                       3.02        04/04/2008         1,574,659
  5,250,183  VERSAILLES CDS LLC                                                         3.00        04/11/2008         5,245,808
  2,625,092  VERSAILLES CDS LLC                                                         3.45        04/08/2008         2,623,331
  4,515,158  VICTORIA FINANCE LLC+/-++(A)(I)^^                                          3.44        07/28/2008         4,025,715
  2,625,092  VICTORIA FINANCE LLC+/-++(A)(I)^^                                          3.47        08/07/2008         2,340,532
  5,250,183  WHITE PINE FINANCE LLC+/-++(A)(I)^^                                        5.41        02/22/2008         4,987,674
 12,600,440  YORKTOWN CAPITAL LLC                                                       2.72        04/03/2008        12,598,534

                                                                                                                     408,657,451
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $428,961,515)                                                          425,644,282
                                                                                                                  --------------
SHORT-TERM INVESTMENTS: 0.32%

MUTUAL FUNDS: 0.27%
  6,320,407  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              6,320,407
                                                                                                                  --------------

122 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INDEX PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
US TREASURY BILLS: 0.05%
$ 1,135,000  US TREASURY BILL^#                                                         2.04%       08/07/2008    $    1,129,532
     40,000  US TREASURY BILL^#                                                         3.12        05/08/2008            39,940

                                                                                                                       1,169,472
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,487,046)                                                                         7,489,879
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,427,849,144)*                      118.18%                                                               $2,768,532,494

OTHER ASSETS AND LIABILITIES, NET           (18.18)                                                                 (425,945,973)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $2,342,586,521
                                            ------                                                                --------------

--------------------------------------------------------------------------------
 <<   All or a portion of this security is on loan. (See Note 2)

  +   Non-income earning securities.

(l)   Long-term security of an affiliate of the fund with a cost of $15,742,049.

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144a or securities offered pursuant to section 4(2) of the securities act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

  ^   Zero coupon bond. interest rate presented is yield to maturity.

  #   Security pledged as collateral for futures transactions. (See Note 2)

  ~ This Wells Fargo Advantage Fund Invests cash balances that it retains for liquidity purposes in a wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such Investments.

+++   Short-term security of an affiliate of the Fund with a cost of $6,320,407.

  * Cost for federal Income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 123


INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 99.17%

AUSTRALIA: 7.36%
    165,551  AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                               $      832,135
     57,717  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    1,536,538
     50,100  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                          1,016,917
     28,479  RIO TINTO LIMITED (METAL MINING)                                                                          3,188,306
     73,988  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                       980,457
     13,473  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                           671,058

                                                                                                                       8,225,411
                                                                                                                  --------------
BELGIUM: 1.02%
     14,500  DELHAIZE GROUP (FOOD STORES)                                                                              1,140,936
                                                                                                                  --------------
FINLAND: 2.75%
     27,170  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                            1,107,115
     62,191  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               1,967,616

                                                                                                                       3,074,731
                                                                                                                  --------------
FRANCE: 13.98%
      6,700  ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           1,452,525
     14,900  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                      946,584
     15,913  COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                 1,661,116
     24,500  FRANCE TELECOM SA (COMMUNICATIONS)                                                                          823,874
     12,032  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                   1,339,189
      8,450  PPR SA (APPAREL & ACCESSORY STORES)                                                                       1,252,005
     26,118  PUBLICIS GROUPE (COMMUNICATIONS)                                                                            997,862
     16,260  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                           1,219,866
     13,800  SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                    905,679
      7,817  TECHNIP SA (OIL & GAS EXTRACTION)                                                                           608,788
     31,900  TOTAL SA (OIL & GAS EXTRACTION)                                                                           2,369,044
      2,870  VALLOUREC SA (STEEL PRODUCERS, PRODUCTS)                                                                    696,737
     34,669  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                     1,354,664

                                                                                                                      15,627,933
                                                                                                                  --------------
GERMANY: 9.62%
      7,400  ALLIANZ SE (INSURANCE CARRIERS)                                                                           1,465,957
     30,760  ARCANDOR AG (GENERAL MERCHANDISE STORES)                                                                    615,287
     14,500  BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                1,161,996
     13,900  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                             1,188,306
     11,800  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                1,335,723
    101,280  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                      1,686,907
      9,400  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                               1,740,175
     26,352  GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                           886,152
     26,400  SYMRISE AG (CHEMICALS & ALLIED PRODUCTS)                                                                    681,871

                                                                                                                      10,762,374
                                                                                                                  --------------
GREECE: 1.06%
     35,824  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                   1,187,705
                                                                                                                  --------------
HONG KONG: 4.25%
    156,000  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                         780,737
     66,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                  937,084
     68,000  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                         1,011,789
    304,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                1,076,137
        940  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                                14,663
    174,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                             932,305

                                                                                                                       4,752,715
                                                                                                                  --------------

124 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
ITALY: 2.09%
     40,585  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    $    1,383,995
    142,500  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                           953,885

                                                                                                                       2,337,880
                                                                                                                  --------------
JAPAN: 19.47%
    107,000  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                          726,715
        186  EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                    1,546,890
     14,700  FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           1,398,034
     49,500  HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
             EQUIPMENT)                                                                                                1,238,990
        127  INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                       1,414,226
     77,000  ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)(A)                                                      894,522
     52,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             1,473,716
     42,200  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                1,274,298
     76,000  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                       655,698
     60,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                              1,191,212
     22,100  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                    1,097,462
     87,000  NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                            1,344,974
     45,400  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                  678,632
     53,200  NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                1,390,309
    116,000  SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    1,072,953
     14,800  SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            764,647
     25,400  TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                       1,271,529
     31,800  TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                 1,585,534
     41,100  YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                     756,194

                                                                                                                      21,776,535
                                                                                                                  --------------
LUXEMBOURG: 1.31%
     17,875  ARCELORMITTAL (PRIMARY METAL INDUSTRIES)                                                                  1,464,350
                                                                                                                  --------------
NETHERLANDS: 6.55%
     42,577  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                        1,047,267
     70,000  ING GROEP NV (FINANCIAL SERVICES)                                                                         2,621,367
         83  RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               3,888
     71,300  UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                     2,394,264
     47,500  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                              1,257,598

                                                                                                                       7,324,384
                                                                                                                  --------------
RUSSIA: 2.00%
     17,757  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                         1,523,551
     98,078  VTB BANK OJSC GDR (NON-DEPOSITORY CREDIT INSTITUTIONS)+                                                     709,104

                                                                                                                       2,232,655
                                                                                                                  --------------
SINGAPORE: 0.96%
    232,000  CAPITALAND LIMITED (REAL ESTATE)                                                                          1,070,290
                                                                                                                  --------------
SPAIN: 2.89%
     40,879  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                1,177,173
     71,600  TELEFONICA SA (COMMUNICATIONS)                                                                            2,057,309

                                                                                                                       3,234,482
                                                                                                                  --------------
SWEDEN: 1.44%
     47,100  SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                          943,292
    338,500  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                    664,256

                                                                                                                       1,607,548
                                                                                                                  --------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 125


INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
SWITZERLAND: 6.18%
     32,600  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             $    1,659,380
     12,200  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                           1,281,301
     11,400  ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                          2,145,464
      5,800  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                         1,826,553

                                                                                                                       6,912,698
                                                                                                                  --------------
TAIWAN: 0.90%
     88,539  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (SEMICONDUCTORS)                                     909,296
      9,500  TAIWAN SEMICONDUCTORS MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                       96,423

                                                                                                                       1,005,719
                                                                                                                  --------------
UNITED KINGDOM: 15.34%
    101,600  AVIVA PLC (INSURANCE CARRIERS)                                                                            1,245,123
     98,670  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                     950,238
     99,000  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                      890,051
    124,018  BP PLC (OIL & GAS EXTRACTION)                                                                             1,260,191
    111,600  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                             1,232,568
     72,600  EASYJET PLC (TRANSPORTATION BY AIR)                                                                         534,915
     52,930  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                         1,119,800
     17,978  JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                           715,381
    644,760  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                            1,617,434
     76,839  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                1,054,521
     15,792  RIO TINTO PLC (METAL MINING)                                                                              1,640,096
    122,504  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                                  979,799
 10,976,358  ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)+(A)                                                       21,784
     39,500  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                      1,361,691
          3  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                               47
     48,830  SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          910,953
    539,586  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                       1,615,958
          9  WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                                 95

                                                                                                                      17,150,645
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $102,529,283)                                                                              110,888,991
                                                                                                                  --------------
SHORT-TERM INVESTMENTS: 0.59%
    659,911  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                659,911

TOTAL SHORT-TERM INVESTMENTS (COST $659,911)                                                                             659,911
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $103,189,194)*                         99.76%                                                               $  111,548,902

OTHER ASSETS AND LIABILITIES, NET             0.24                                                                       270,134
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $  111,819,036
                                            ------                                                                --------------

--------------------------------------------------------------------------------
  +   Non-income Earning Securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

  ~ This Wells Fargo Advantage Fund Invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an Investment advisory fee for such Investments.

+++   Short-term security of an affiliate of the Fund with a cost of $659,911.

  * Cost for federal Income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an Integral part of these financial statements.

126 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 97.93%

AUSTRALIA: 0.06%
    133,835  BABCOCK & BROWN INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                            $      143,717
                                                                                                                  --------------
BELGIUM: 0.75%
     13,561  DELHAIZE GROUP (FOOD STORES)                                                                              1,067,050
     14,338  UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                          746,089

                                                                                                                       1,813,139
                                                                                                                  --------------
BRAZIL: 0.58%
     11,500  REDECARD SA (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                            189,078
    201,481  VIVO PARTICIPACOES SA ADR (COMMUNICATIONS)                                                                1,200,827

                                                                                                                       1,389,905
                                                                                                                  --------------
CANADA: 1.55%
     58,267  CANADIAN PACIFIC RAILWAY LIMITED (RAILROAD TRANSPORTATION)                                                3,745,985
                                                                                                                  --------------
CHINA: 3.04%
  3,353,500  CHINA CONSTRUCTION BANK CLASS H (FINANCIAL SERVICES)                                                      2,503,496
    264,000  CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                   907,403
  1,934,700  CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                          1,655,619
    972,200  PICC PROPERTY & CASUALTY COMPANY LIMITED (INSURANCE CARRIERS)<<                                             878,180
  2,271,543  SHANGHAI ELECTRIC GROUP COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)          1,386,395

                                                                                                                       7,331,093
                                                                                                                  --------------
FINLAND: 2.68%
    158,865  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)<<                                                          6,473,383
                                                                                                                  --------------
FRANCE: 13.15%
     17,879  ALSTOM SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        3,876,074
     61,494  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                    3,906,662
     37,314  CARREFOUR SA (FOOD STORES)                                                                                2,878,918
     53,810  ELECTRICITE DE FRANCE SA (ELECTRIC, GAS & SANITARY SERVICES)                                              4,681,753
     59,046  FRANCE TELECOM SA (COMMUNICATIONS)                                                                        1,985,570
     43,240  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                   4,812,712
     43,096  TECHNIP SA (OIL & GAS EXTRACTION)                                                                         3,356,318
     86,723  VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)<<                                6,269,314

                                                                                                                      31,767,321
                                                                                                                  --------------
GERMANY: 15.00%
     18,010  ALLIANZ AG (INSURANCE CARRIERS)                                                                           3,567,823
     85,029  BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                6,814,026
     60,502  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                             5,172,295
    150,068  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                      2,499,514
     39,161  FRAPORT AG (TRANSPORTATION SERVICES)                                                                      2,826,670
     18,020  IVG IMMOBILIEN AG (REAL ESTATE)                                                                             504,120
     35,761  LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              5,052,418
     18,648  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                2,292,249
     43,373  UNITED INTERNET AG (COMMUNICATIONS)<<                                                                       933,320
     32,131  WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                                            6,583,352

                                                                                                                      36,245,787
                                                                                                                  --------------
HONG KONG: 10.25%
    533,200  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                       2,668,518
    317,600  CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY (HONG KONG) LIMITED (MOTOR FREIGHT TRANSPORTATION
             & WAREHOUSING)                                                                                            1,507,882
    497,250  CHINA NETCOM GROUP CORPORATION (HONG KONG) LIMITED (COMMUNICATIONS)                                       1,431,183


Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 127


INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                               VALUE
HONG KONG (continued)
  1,341,200  CHINA RESOURCES LAND (HONG KONG) LIMITED (REAL ESTATE)                                                 $     2,326,483
  1,850,170  CHINA UNICOM (HONG KONG) LIMITED (BUSINESS SERVICES)                                                         3,894,019
    584,998  HUTCHINSON WHAMPOA LIMITED (DIVERSIFIED OPERATIONS)                                                          5,536,045
    134,300  NEW WORLD DEVELOPMENT COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
             OPERATIVE BUILDERS)                                                                                            325,454
    584,329  NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                                     1,982,138
    191,200  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                                2,982,491
    187,247  SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                    2,112,428

                                                                                                                         24,766,641
                                                                                                                    ---------------
INDIA: 0.35%
     14,180  HOUSING DEVELOPMENT FINANCE CORPORATION (BUSINESS SERVICES)                                                    841,098
                                                                                                                    ---------------
ITALY: 0.75%
    258,193  INTESA SANPAOLO SPA (DEPOSITORY INSTITUTIONS)                                                                1,820,040
                                                                                                                    ---------------
JAPAN: 10.35%
     17,100  CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                     787,410
     99,500  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                         2,774,980
     42,800  DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                                 1,382,584
     39,100  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                       1,115,966
        971  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                                4,860,845
      3,093  JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)+                                                 2,891,930
     64,000  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                              1,553,772
    661,600  MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)<<                               2,827,464
    103,200  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                     2,091,332
     79,883  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                                 1,585,960
     88,200  SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                          2,225,351
    142,150  TOKYU LAND CORPORATION (REAL ESTATE)                                                                           891,290

                                                                                                                         24,988,884
                                                                                                                    ---------------
LUXEMBOURG: 0.70%
     10,213  RTL GROUP SA (COMMUNICATIONS)                                                                                1,290,068
     16,254  TENARIS SA (PRIMARY METAL INDUSTRIES)<<                                                                        404,676

                                                                                                                          1,694,744
                                                                                                                    ---------------
MEXICO: 0.34%
     34,200  GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                                         829,008
                                                                                                                    ---------------
NETHERLANDS: 2.38%
    233,723  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+<<                                         5,748,890
                                                                                                                    ---------------
NORWAY: 5.23%
    426,768  ORKLA ASA (MISCELLANEOUS RETAIL)                                                                             5,405,468
     34,000  RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                           948,089
    233,900  SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)<<                                                 6,269,669

                                                                                                                         12,623,226
                                                                                                                    ---------------
QATAR: 0.33%
     22,388  INDUSTRIES QATAR (CHEMICALS & ALLIED PRODUCTS)                                                                 799,912
                                                                                                                    ---------------
RUSSIA: 6.70%
    114,400  GAZPROM OAO (OIL & GAS EXTRACTION)                                                                           5,834,400
     59,881  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                            5,119,826
     48,500  MINING & METALLURGICAL COMPANY NORILSK NICKEL GDR (METAL MINING)                                             1,365,275
      3,200  NOVOROSSIYSK SEA TRADE PORT GDR (BUSINESS SERVICES)+                                                            48,000
     31,059  RAO UNIFIED ENERGY SYSTEM GDR (ELECTRIC, GAS & SANITARY SERVICES)                                            3,222,371

128 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                               VALUE
RUSSIA (continued)
     10,709  TMK OAO GDR (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                   $       348,043
      5,950  URALKALI GDR (CHEMICALS & ALLIED PRODUCTS)+                                                                    243,950

                                                                                                                         16,181,865
                                                                                                                    ---------------
SOUTH AFRICA: 0.61%
     85,056  NASPERS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   1,478,779
                                                                                                                    ---------------
SOUTH KOREA: 3.07%
     54,171  KOOKMIN BANK (FINANCIAL SERVICES)                                                                            3,030,316
     18,245  KT CORPORATION (COMMUNICATIONS)                                                                                864,950
     15,108  NHN CORPORATION (BUSINESS SERVICES)                                                                          3,525,480

                                                                                                                          7,420,746
                                                                                                                    ---------------
SPAIN: 4.97%
     73,593  GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                        3,357,758
     42,618  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)<<                                                 2,367,704
    218,356  TELEFONICA SA (COMMUNICATIONS)                                                                               6,274,102

                                                                                                                         11,999,564
                                                                                                                    ---------------
SWEDEN: 0.09%
     12,200  ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
             TRANSPORTATION EQUIPMENT)                                                                                      221,236
                                                                                                                    ---------------
SWITZERLAND: 9.90%
     31,104  ADECCO SA (BUSINESS SERVICES)                                                                                1,796,208
     23,685  COMPAGNIE FINANCIERE RICHEMONT SA (GENERAL MERCHANDISE STORES)                                               1,328,421
     37,851  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              3,975,289
     16,321  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                          8,155,570
      5,787  ROCHE HOLDINGS AG - BEARER SHARES (MEDICAL PRODUCTS)                                                         1,170,103
     39,788  ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                             7,488,045

                                                                                                                         23,913,636
                                                                                                                    ---------------
UNITED KINGDOM: 5.10%
     26,750  ACERGY SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                                    576,514
     13,977  BRITISH ENERGY GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                   180,999
    382,665  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                               3,425,128
    299,958  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                   4,116,557
    738,238  WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                                  4,018,132

                                                                                                                         12,317,330
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $216,793,608)                                                                                 236,555,929
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING: 8.85%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 8.85%
 21,383,063  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                            21,383,063
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $21,383,063)                                                               21,383,063
                                                                                                                    ---------------
SHORT-TERM INVESTMENTS: 2.35%
  5,673,218  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                 5,673,218
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,673,218)                                                                            5,673,218
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 129


INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                                                                                                         VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $243,849,889)*                        109.13%                                                                 $   263,612,210
OTHER ASSETS AND LIABILITIES, NET            (9.13)                                                                     (22,044,455)
                                            ------                                                                  ---------------

TOTAL NET ASSETS                            100.00%                                                                 $   241,567,755
                                            ------                                                                  ---------------

--------------------------------------------------------------------------------
  +   Non-income earning securities.

 <<   All or a portion of this security is on loan. (See Note 2)

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $5,673,218.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

130 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                               VALUE
COMMON STOCKS: 97.13%

AUSTRALIA: 6.30%
      4,004  ABC LEARNING (SCHOOLS)                                                                                 $         5,123
      3,715  AGL ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                          37,482
      9,792  ALUMINA LIMITED (METAL MINING)                                                                                  51,009
      7,594  AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                        49,622
     16,212  AMP LIMITED (INSURANCE CARRIERS)                                                                               116,307
        741  ANSELL LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                        7,876
      2,939  ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)                                                    25,785
      4,651  ASCIANO GROUP (TRANSPORTATION SERVICES)                                                                         17,004
      1,489  ASX LIMITED (BUSINESS SERVICES)                                                                                 50,895
     16,156  AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                        332,950
      7,391  AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                                          37,151
      1,996  BABCOCK & BROWN LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)<<                         26,851
      2,130  BENDIGO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                  23,165
     29,020  BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                949,732
      1,354  BILLABONG INTERNATIONAL LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
             SIMILAR MATERIALS)<<                                                                                            16,086
      6,469  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                58,352
     11,858  BOART LONGYEAR GROUP (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                            19,832
      5,447  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)<<                                                        31,162
     13,462  BRAMBLES LIMITED (BUSINESS SERVICES)                                                                           122,783
      1,184  CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                              14,078
      8,707  CENTRO PROPERTIES GROUP (REAL ESTATE)                                                                            2,387
     11,898  CENTRO RETAIL GROUP (REAL ESTATE)                                                                                3,697
     12,411  CFS GANDEL RETAIL TRUST (REAL ESTATE)                                                                           24,613
      4,085  CHALLENGER FINANCIAL SERVICES GROUP LIMITED (FINANCE & FINANCIAL SERVICES)<<                                     6,795
      4,494  COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)                                                              34,910
        465  COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             MEDICAL & OPTICAL)                                                                                              23,246
     11,379  COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                       434,794
      7,580  COMMONWEALTH PROPERTY OFFICE FUND (REAL ESTATE)                                                                  9,213
      4,263  COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                                                       34,090
      3,850  CROWN LIMITED (MEMBERSHIP ORGANIZATIONS)<<                                                                      36,944
      4,759  CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                                      160,531
      7,480  CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                    21,875
     27,703  DB RREEF TRUST (REAL ESTATE)                                                                                    42,660
      1,589  DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                             9,091
     11,099  FAIRFAX MEDIA LIMITED (COMMUNICATIONS)<<                                                                        35,198
     22,751  FORTESCUE METALS GROUP LIMITED (METAL MINING)+                                                                 135,357
     16,903  FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                                                79,092
      3,051  FUTURIS CORPORATION LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                             5,284
      9,374  GOODMAN FIELDER LIMITED (DURABLE GOODS - CONSUMER)                                                              15,420
     18,854  GPT GROUP (REAL ESTATE)                                                                                         56,000
      4,800  HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                                     17,152
      1,238  ILUKA RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                               5,261
        442  INCITEC PIVOT LIMITED (CHEMICALS & ALLIED PRODUCTS)<<                                                           57,017
      5,284  ING INDUSTRIAL FUND (REAL ESTATE)                                                                               10,286
     15,586  INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                                                          52,133
      4,102  JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                             23,430
      1,211  LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)<<                    47,368
      3,112  LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                                                    37,684
      2,599  LION NATHAN LIMITED (FOOD & KINDRED PRODUCTS)                                                                   20,783
     16,677  MACQUAIRE OFFICE TRUST (REAL ESTATE)                                                                            13,869
      6,030  MACQUARIE AIRPORTS (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                17,800
      2,379  MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                               9,132
     13,297  MACQUARIE GOODMAN GROUP (PROPERTIES)                                                                            52,376
      2,397  MACQUARIE GROUP LIMITED (DEPOSITORY INSTITUTIONS)<<                                                            115,709
     21,457  MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                                             54,515

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 131


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                               VALUE
AUSTRALIA (continued)
      9,531  MIRVAC GROUP (REAL ESTATE)<<                                                                           $        35,016
     14,036  NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                      386,750
      3,678  NEWCREST MINING LIMITED (METAL MINING)                                                                         112,168
      6,545  ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                                     38,222
      2,702  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                          71,919
      7,625  ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                                                    63,831
     11,746  OXIANA LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                       34,136
      2,616  PACIFIC BRANDS LIMITED (GENERAL MERCHANDISE STORES)                                                              4,829
      4,915  PALADIN RESOURCES LIMITED (DIVERSIFIED MINING)+                                                                 22,863
      2,337  PAPERLINX LIMITED (PAPER & ALLIED PRODUCTS)                                                                      5,873
        294  PERPETUAL TRUSTEES AUSTRALIA LIMITED (BUSINESS SERVICES)                                                        14,469
      4,719  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                    16,086
      8,303  QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                          29,821
      7,630  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                               154,872
      2,471  RIO TINTO LIMITED (METAL MINING)<<                                                                             276,636
      5,066  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                           67,132
        832  SIMS GROUP LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                   22,583
      2,759  SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                                                      34,670
      2,445  ST. GEORGE BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                               57,449
     13,188  STOCKLAND (REAL ESTATE)                                                                                         84,247
      8,180  SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                                96,212
      4,572  TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                                      59,124
      9,046  TATTERSALL'S LIMITED (AMUSEMENT & RECREATION SERVICES)                                                          28,771
     25,542  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                                   102,709
     12,586  TELSTRA CORPORATION LIMITED - INSTALLMENT RECEIPTS (COMMUNICATIONS)                                             32,322
      4,708  TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                                                                 43,116
      9,438  TRANSURBAN GROUP (SOCIAL SERVICES)                                                                              56,066
      4,712  WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)<<                                                  172,191
      1,256  WESFARMERS LIMITED - PRICE PROTECTED SHARES (MISCELLANEOUS MANUFACTURING INDUSTRIES)                            46,195
     15,263  WESTFIELD GROUP (PROPERTIES)                                                                                   248,290
        471  WESTFIELD GROUP - NEW (PROPERTIES)+                                                                              7,404
     16,128  WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                          350,061
      4,166  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                              207,498
     10,578  WOOLWORTHS LIMITED (FOOD STORES)                                                                               280,350
      1,292  WORLEYPARSONS LIMITED (PERSONAL SERVICES)                                                                       39,520
      4,190  ZINIFEX LIMITED (METAL MINING)                                                                                  38,216

                                                                                                                          7,040,574
                                                                                                                    ---------------
AUSTRIA: 0.58%
        344  ANDRITZ AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                           18,883
        136  BWIN INTERACTIVE ENTERTAINMENT AG (GAMING)+                                                                      4,472
      1,664  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                                       107,840
         55  FLUGHAFEN WIEN AG (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                                       6,628
      3,546  IMMOEAST IMMOBILIEN ANLAGEN AG (REAL ESTATE)+                                                                   34,149
      3,913  IMMOFINANZ IMMOBILIEN ANLAGEN AG (REAL ESTATE)                                                                  42,379
         44  MAYR-MELNHOF KARTON AG (PAPER & ALLIED PRODUCTS)                                                                 4,440
      2,540  MEINL EUROPEAN LAND LIMITED (REAL ESTATE)+                                                                      28,912
      1,447  OMV AG (OIL & GAS EXTRACTION)                                                                                   95,628
        475  RAIFFEISEN INTERNATIONAL BANK HOLDINGS (DEPOSITORY INSTITUTIONS)                                                64,755
        136  RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                                 5,475
      3,013  TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                             62,266
        664  VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG (ELECTRIC, GAS & SANITARY SERVICES)                     47,268
      1,005  VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                         69,813
        255  WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                                              19,537
        679  WIENERBERGER AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                             36,115

                                                                                                                            648,560
                                                                                                                    ---------------

132 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                               VALUE
BELGIUM: 1.28%
        671  AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)      $         5,244
         59  BARCO NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                       4,225
         62  BEKAERT SA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                     9,022
      1,476  BELGACOM SA (COMMUNICATIONS)                                                                                    65,363
         44  COFINIMMO SA (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                             9,513
        140  COLRUYT SA (FOOD STORES)                                                                                        36,027
         73  COMPAGNIE MARITIME BELGE SA (WATER TRANSPORTATION)                                                               4,912
        171  COMPAGNIE NATIONALE A PORTEFEUILLE (HOLDING & OTHER INVESTMENT OFFICES)                                         13,026
         14  D'IETEREN SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                                    4,979
        874  DELHAIZE GROUP (FOOD STORES)                                                                                    68,771
      4,638  DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                             132,167
        123  EURONAV SA (WATER TRANSPORTATION)                                                                                4,672
     18,084  FORTIS (DEPOSITORY INSTITUTIONS)                                                                               455,662
      9,100  FORTIS - STRIP WHEN PRESENTED (DEPOSITORY INSTITUTIONS)+                                                           144
        708  GROUPE BRUXELLES LAMBERT SA (INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES)                                    86,392
      1,592  INBEV NA (FOOD & KINDRED PRODUCTS)                                                                             140,096
        136  KBC ANCORA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                                    13,991
      1,401  KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                                                       181,680
        260  MOBISTAR SA (COMMUNICATIONS)                                                                                    23,561
         96  OMEGA PHARMA SA (CHEMICALS & ALLIED PRODUCTS)                                                                    4,450
        555  SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                                                         70,815
      1,796  SUEZ LYONNAISE DES EAUX STRIP (ELECTRIC, GAS & SANITARY SERVICES)+                                                  28
      1,010  UCB SA (CHEMICALS & ALLIED PRODUCTS)                                                                            35,088
      1,075  UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                              55,938

                                                                                                                          1,425,766
                                                                                                                    ---------------
BERMUDA: 0.00%
         50  INDEPENDENT TANKERS CORPORATION LIMITED (WATER TRANSPORTATION)+                                                     83
                                                                                                                    ---------------
CHINA: 0.01%
     16,764  FOSUN INTERNATIONAL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                            11,309
                                                                                                                    ---------------
DENMARK: 0.96%
         10  A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)                        111,572
         63  BANG & OLUFSEN A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             3,935
        306  CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                         39,129
        213  COLOPLAST A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                 19,458
        438  DANISCO A/S (FOOD & KINDRED PRODUCTS)                                                                           31,992
      3,928  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                      144,907
      1,750  DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                            38,254
         84  EAST ASIATIC COMPANY LIMITED A/S (FOOD & KINDRED PRODUCTS)                                                       7,345
        423  FLSMIDTH & COMPANY A/S (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                      41,867
      1,202  GN STORE NORD A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)              6,006
        314  H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                                    7,844
        464  JYSKE BANK (BUSINESS SERVICES)+                                                                                 31,140
        132  NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                         9,502
      4,202  NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                         287,345
        406  NOVOZYMES A/S CLASS B (HEALTH SERVICES)                                                                         37,992
         50  ROCKWOOL INTERNATIONAL A/S (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      8,341
        510  SYDBANK (DEPOSITORY INSTITUTIONS)                                                                               18,544
        133  TOPDANMARK A/S (INSURANCE CARRIERS)+                                                                            22,385
        257  TRYGVESTA A/S (WHOLESALE TRADE-DURABLE GOODS)                                                                   22,580
      1,548  VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
             & OPTICAL)+                                                                                                    169,109
        220  WILLIAM DEMANT HOLDING A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
             & OPTICAL)+                                                                                                     17,583

                                                                                                                          1,076,830
                                                                                                                    ---------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 133


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
FINLAND: 1.78%
        353  AMER SPORTS OYJ (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                     $        7,106
        333  CARGOTEC CORPORATION (TRANSPORTATION SERVICES)                                                               16,345
      1,257  ELISA OYJ (COMMUNICATIONS)                                                                                   31,395
      3,857  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)<<                                                            157,164
        282  KCI KONECRANES OYJ (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)<<                     10,863
        538  KESKO OYJ (FOOD STORES)<<                                                                                    27,817
      1,312  KONE OYJ (BUSINESS SERVICES)                                                                                 53,834
      1,057  METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           57,071
      1,092  NESTE OIL OYJ LIMITED (OIL & GAS EXTRACTION)<<                                                               38,161
     34,026  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               1,076,524
        880  NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)<<                                                              37,511
        900  OKO BANK (DEPOSITORY INSTITUTIONS)                                                                           16,951
      1,353  ORIOLA-KD OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)<<             6,365
        776  ORION OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)<<                16,809
      1,038  OUTOKUMPU OYJ (METAL MINING)<<                                                                               47,212
        800  RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)<<                                                                 38,610
      3,798  SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                              102,833
        720  SANOMAWSOY OYJ (MULTI MEDIA)<<                                                                               19,961
      5,060  STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)<<                                                                   58,396
        381  TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                    9,408
      4,640  UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)<<                                                                  82,411
        330  UPONOR OYJ (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)<<                                                       7,763
        589  WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)<<                                                      39,719
      1,113  YIT OYJ (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                     31,576

                                                                                                                       1,991,805
                                                                                                                  --------------
FRANCE: 9.86%
      1,706  ACCOR SA (METAL MINING)                                                                                     124,595
        289  AEROPORTS DE PARIS (TRANSPORTATION BY AIR)                                                                   32,915
      1,072  AIR FRANCE-KLM (TRANSPORTATION BY AIR)                                                                       30,193
      2,065  AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                                                   314,831
     20,424  ALCATEL SA (COMMUNICATIONS)                                                                                 116,725
        843  ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                             182,758
        577  ATOS ORIGIN (BUSINESS SERVICES)+                                                                             32,120
     13,760  AXA SA (INSURANCE CARRIERS)                                                                                 499,428
      7,046  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                    710,707
      1,941  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                      123,310
      1,202  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       68,449
      5,181  CARREFOUR SA (FOOD STORES)                                                                                  399,734
        372  CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                                   44,599
        228  CHRISTIAN DIOR SA (CHEMICALS & ALLIED PRODUCTS)                                                              25,237
        385  CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                         47,459
      2,444  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                          199,291
        227  COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                                                            56,509
      1,244  COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                   129,858
      5,697  CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                                176,286
        509  DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                29,556
        162  EIFFAGE SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                  15,755
        879  ELECTRICITE DE FRANCE SA (ELECTRIC, GAS & SANITARY SERVICES)                                                 76,478
      1,731  ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                            113,112
        106  EURAZEO SA (HOLDING & OTHER INVESTMENT OFFICES)                                                              13,555
     15,791  FRANCE TELECOM SA (COMMUNICATIONS)                                                                          531,012
      1,726  GAZ DE FRANCE (GAS DISTRIBUTION)                                                                            104,201

134 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
FRANCE (continued)
        109  GECINA SA (REAL ESTATE)                                                                              $       16,262
      3,769  GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                     337,027
        605  HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)               75,552
        170  ICADE (REAL ESTATE)                                                                                          25,298
        279  IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                           25,587
        580  JCDECAUX SA (BUSINESS SERVICES)                                                                              17,050
        599  KLEPIERRE (REAL ESTATE)                                                                                      36,758
      2,137  L'OREAL SA (APPAREL & ACCESSORY STORES)                                                                     271,389
      1,283  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                         223,134
      1,118  LAGARDERE SCA (COMMUNICATIONS)                                                                               83,593
        408  LEGRAND SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                 12,799
      2,139  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                     238,076
        502  M6 METROPOLE TELEVISION (COMMUNICATIONS)                                                                     11,175
      1,531  NATIXIS (DEPOSITORY INSTITUTIONS)                                                                            24,630
        268  NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          30,079
        274  NEUF CEGETEL (COMMUNICATIONS)                                                                                15,257
          1  NYSE EURONEXT (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                      62
      1,108  PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    19,732
      1,517  PERNOD-RICARD (FOOD & KINDRED PRODUCTS)<<                                                                   156,015
      1,336  PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                                 103,584
        676  PPR SA (APPAREL & ACCESSORY STORES)                                                                         100,160
      1,210  PUBLICIS GROUPE (COMMUNICATIONS)<<                                                                           46,229
      1,602  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                       177,295
      1,388  SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                        28,421
      8,837  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                             662,974
      1,922  SCHNEIDER ELECTRIC SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  248,697
      1,535  SCOR REGROUPE (INSURANCE CARRIERS)                                                                           36,642
        211  SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                              13,012
        197  SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE (TRANSPORTATION SERVICES)                                            23,824
      3,297  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                  322,824
        824  SOCIETE GENERALE NV (DEPOSITORY INSTITUTIONS)+                                                               79,290
        975  SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                                              21,442
        831  SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                                                51,087
      8,991  SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                    590,069
        886  TECHNIP SA (OIL & GAS EXTRACTION)                                                                            69,002
        762  THALES SA (TRANSPORTATION BY AIR)                                                                            49,336
      2,034  THOMSON (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                     14,129
     18,565  TOTAL SA (OIL & GAS EXTRACTION)                                                                           1,378,724
         56  TOTAL SA - CLASS B (OIL & GAS EXTRACTION)                                                                     4,159
        565  UNIBAIL (REAL ESTATE)                                                                                       145,404
        577  VALEO SA (TRANSPORTATION EQUIPMENT)                                                                          22,883
        419  VALLOUREC SA (STEEL PRODUCERS, PRODUCTS)                                                                    101,719
      3,061  VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                                                    213,406
      3,582  VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                    258,947
     10,063  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                       393,204
        143  WENDEL INVESTISSEMENT (HOLDING & OTHER INVESTMENT OFFICES)                                                   17,953
        340  ZODIAC SA (TRANSPORTATION BY AIR)                                                                            16,678

                                                                                                                      11,009,242
                                                                                                                  --------------
GERMANY: 8.90%
          2  A.P. MOLLER-MAERSK A/S (WATER TRANSPORTATION)                                                                22,145
      1,761  ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                              117,074
      3,893  ALLIANZ SE (INSURANCE CARRIERS)                                                                             771,212
        366  ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                   7,720
        574  ARCANDOR AG (GENERAL MERCHANDISE STORES)                                                                     11,482
      4,241  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                       571,194

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 135


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
GERMANY (continued)
      6,260  BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)           $      501,662
      1,452  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                 80,209
        770  BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                                                   64,782
        304  BILFINGER BERGER AG (BUILDING & CONSTRUCTION)                                                                26,186
        781  CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                                   38,667
      5,398  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                    168,738
      1,328  CONTINENTAL AG (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                   135,419
      8,125  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                               694,603
      4,342  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                  491,501
      1,729  DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                            278,508
      1,980  DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                                53,547
      6,819  DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                                  208,299
        716  DEUTSCHE POSTBANK AG (DEPOSITORY INSTITUTIONS)                                                               68,355
     24,506  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                        408,169
        163  DOUGLAS HOLDING AG (APPAREL & ACCESSORY STORES)                                                               8,870
      5,385  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                 996,898
        320  FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               26,649
      1,662  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                                  83,571
      1,377  GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                            46,305
        105  HEIDELBERGCEMENT AG (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                 18,080
        572  HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                    15,361
        893  HENKEL KGAA (CHEMICALS & ALLIED PRODUCTS)                                                                    37,896
      1,556  HENKEL KGAA VORZUG (CHEMICALS & ALLIED PRODUCTS)                                                             71,928
        362  HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                 33,148
      1,752  HYPO REAL ESTATE HOLDING AG (DEPOSITORY INSTITUTIONS)                                                        45,530
      6,532  INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)+                                                                                                  45,890
        766  IVG IMMOBILIEN AG (REAL ESTATE)                                                                              21,429
        326  K+S AG (CHEMICALS & ALLIED PRODUCTS)                                                                        106,697
      1,044  LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                147,499
        975  MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                             129,516
        564  MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)<<                                                                   69,515
      1,401  METRO AG (FOOD STORES)                                                                                      113,202
        283  MLP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                                   4,030
      1,790  MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                          350,082
        770  PORSCHE AG (TRANSPORTATION EQUIPMENT)                                                                       140,747
        498  PREMIERE AG (ENTERTAINMENT)+                                                                                 10,748
        715  PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                                                                     15,465
         52  PUMA AG RUDOLF DASSLER SPORT (APPAREL & ACCESSORY STORES)                                                    20,026
        436  Q-CELLS AG (ELECTRIC, GAS & SANITARY SERVICES)+                                                              43,269
        293  RHEINMETALL BERLIN (MACHINERY)                                                                               20,677
      3,850  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                  473,250
        333  RWE AG NON-VOTING PREFERRED (ELECTRIC, GAS & SANITARY SERVICES)                                              31,591
        359  SALZGITTER AG (STEEL PRODUCERS, PRODUCTS)                                                                    62,453
      7,542  SAP AG (BUSINESS SERVICES)                                                                                  374,832
      7,469  SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                              809,502
        719  SOLARWORLD AG (ENERGY)                                                                                       34,247
        345  SUEDZUCKER AG (FOOD & KINDRED PRODUCTS)                                                                       7,653
      3,138  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                                  179,538
      1,847  TUI AG (TRANSPORTATION BY AIR)                                                                               47,384
      1,367  VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                                                    396,324
        910  VOLKSWAGEN AG PREFERRED (TRANSPORTATION EQUIPMENT)                                                          151,209
         68  WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                                               13,933
        164  WINCOR NIXDORF AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   13,127

                                                                                                                       9,937,543
                                                                                                                  --------------

136 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
GREECE: 0.70%
      3,469  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                              $      115,011
      1,425  COCA-COLA HELLENIC BOTTLING COMPANY SA (FOOD & KINDRED PRODUCTS)                                             66,367
      2,767  EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)                                                           84,048
         90  FOLLIE SA (APPAREL & ACCESSORY STORES)                                                                        3,009
        310  HELLENIC EXCHANGES SA HOLDING (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                   7,361
      1,100  HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)                                                                 14,484
        620  HELLENIC TECHNODOMIKI TEV SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                  7,576
      2,360  HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                                 66,991
        231  MOTOR OIL (HELLAS) CORINTH REFINERIES SA (PETROLEUM REFINING & RELATED INDUSTRIES)                            4,872
      3,524  NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                        185,933
      1,950  OPAP SA (AMUSEMENT & RECREATION SERVICES)                                                                    69,514
      2,825  PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)                                                                    86,881
        900  PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                                              39,358
        540  TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                             22,950
        980  VIOHALCO SA (BUSINESS SERVICES)                                                                              10,150

                                                                                                                         784,505
                                                                                                                  --------------
HONG KONG: 2.10%
      2,000  ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   14,430
     12,426  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                          62,189
     18,000  BELLE INTERNATIONAL HOLDINGS LIMITED (APPAREL & ACCESSORY STORES)                                            18,665
     32,500  BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                     78,257
     10,000  C C LAND HOLDINGS LIMITED (MEMBERSHIP ORGANIZATIONS)<<                                                        9,585
     11,000  CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                       21,625
     13,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                  184,577
      4,000  CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
             CONTRACTS)                                                                                                   16,061
     11,500  CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                     94,643
      9,000  ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                 108,009
     18,000  FOXCONN INTERNATIONAL HOLDINGS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                             24,285
      8,000  GIORDANO INTERNATIONAL LIMITED (APPAREL & ACCESSORY STORES)                                                   3,228
      4,000  HANG LUNG GROUP LIMITED (REAL ESTATE)                                                                        18,888
     18,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                   63,719
      6,600  HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                            119,489
      9,000  HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                     63,950
     32,200  HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                                 96,815
        400  HONG KONG AIRCRAFT ENGINEERG (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                6,599
     10,000  HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                                                  171,664
     12,000  HONGKONG ELECTRIC HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                       75,784
      5,000  HOPEWELL HOLDINGS (REAL ESTATE)                                                                              18,985
     11,000  HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LIMITED (TELECOMMUNICATIONS)+                                     15,689
     18,000  HUTCHISON WHAMPOA (DIVERSIFIED OPERATIONS)                                                                  170,340
      5,358  HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                              15,008
      5,368  KERRY PROPERTIES LIMITED (REAL ESTATE)                                                                       32,349
      6,000  KINGBOARD CHEMICALS HOLDINGS (CHEMICALS & ALLIED PRODUCTS)                                                   21,240
      4,000  LEE & MAN PAPER MANUFACTURING LIMITED (PAPER & ALLIED PRODUCTS)<<                                             6,404
     20,200  LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                        74,881
      6,000  LIFESTYLE INTERNATIONAL HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                        12,751
     18,499  LINK REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                            41,026
      6,000  MELCO INTERNATIONAL DEVELOPMENT LIMITED (DIVERSIFIED OPERATIONS)                                              8,342
     12,048  MTR CORPORATION (RAILROAD TRANSPORTATION)                                                                    41,333
     21,046  NEW WORLD DEVELOPMENT COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
             BUILDERS)                                                                                                    51,002
      9,000  NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                 14,385
      2,200  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                                 12,876
     11,000  PACIFIC BASIN SHIPPING LIMITED (WATER TRANSPORTATION)                                                        18,092
     36,000  PCCW LIMITED (COMMUNICATIONS)                                                                                22,666

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 137


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
HONG KONG (continued)
     10,000  SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                         $       26,983
     16,500  SHUI ON LAND LIMITED (REAL ESTATE)                                                                           15,456
     10,000  SHUN TAK HOLDINGS LIMITED (REAL ESTATE)                                                                      13,235
     13,087  SINO LAND COMPANY (REAL ESTATE)                                                                              28,250
     12,000  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                               187,186
      7,000  SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                    78,971
      2,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                              10,716
      8,000  TENCENT HOLDINGS LIMITED (COMMUNICATIONS)                                                                    45,589
     14,000  TINGYI (CAYMAN ISLANDS) HOLDING CORPORATION (FOOD & KINDRED PRODUCTS)<<                                      18,349
     11,625  WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                                   54,744
      1,500  WING HANG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                             22,801
      4,500  YUE YUEN INDUSTRIAL HOLDINGS LIMITED (APPAREL & ACCESSORY STORES)                                            14,108

                                                                                                                       2,346,219
                                                                                                                  --------------
IRELAND: 0.74%
      7,615  ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                            162,300
      3,298  ANGLO IRISH BANK CORPORATION PLC (DEPOSITORY INSTITUTIONS)                                                   44,257
      8,690  BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                                                   129,237
      4,731  CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                            179,856
        419  DCC PLC (BUSINESS SERVICES)                                                                                   9,889
      4,150  ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                                          85,108
      8,976  EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                   65,378
        830  GREENCORE GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                 4,901
        548  IAWS GROUP PLC (AGRICULTURAL PRODUCTION CROPS)                                                               12,804
      2,358  IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              46,087
      1,108  KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                    34,723
      1,137  KINGSPAN GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       15,168
        243  PADDY POWER PLC (AMUSEMENT & RECREATION SERVICES)                                                             8,985
        624  RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                                            17,647
      1,045  SMURFIT KAPPA GROUP PLC (PAPER & ALLIED PRODUCTS)                                                            12,571

                                                                                                                         828,911
                                                                                                                  --------------
ITALY: 3.73%
      4,687  AEM SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                  17,223
      3,646  ALLEANZA ASSICURAZIONI SPA (INSURANCE CARRIERS)                                                              47,632
        608  ARNOLDO MONDADORI EDITORE SPA (COMMUNICATIONS)<<                                                              5,135
      9,125  ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                             410,296
      2,249  ATLANTIA SPA (SOCIAL SERVICES)                                                                               67,994
        776  AUTOGRILL SPA (EATING & DRINKING PLACES)                                                                     11,583
      9,550  BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)<<                                              42,291
      3,578  BANCA POPOLARE DI MILANO SCARL (DEPOSITORY INSTITUTIONS)                                                     39,287
      5,618  BANCO POPOLARE SPA (DEPOSITORY INSTITUTIONS)+                                                                93,041
      1,307  BULGARI SPA (APPAREL & ACCESSORY STORES)                                                                     15,104
     37,433  ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                397,136
     22,513  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                           767,719
      6,139  FIAT SPA (TRANSPORTATION EQUIPMENT)                                                                         141,988
      2,611  FINMECCANICA SPA (TRANSPORTATION BY AIR)                                                                     88,786
        563  FONDIARIA SAI SPA (INSURANCE-MULTI LINE)                                                                     23,323
      1,893  IFIL INVESTMENTS SPA (MISCELLANEOUS SERVICES)                                                                15,272
     66,601  INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                                   469,480
      8,125  INTESA SANPAOLO RNC (DEPOSITORY INSTITUTIONS)                                                                53,490
        502  ISTITUTO FINANZIARIO INDUSTRIALE SPA (HOLDING & OTHER INVESTMENT OFFICES)+                                   13,822
        820  ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                     16,609
        550  LOTTOMATICA SPA (AMUSEMENT & RECREATION SERVICES)                                                            17,115
      1,178  LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                     29,701

138 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
ITALY (continued)
      6,704  MEDIASET SPA (COMMUNICATIONS)                                                                        $       62,022
      4,311  MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                                     88,410
      2,004  MEDIOLANUM SPA (INSURANCE CARRIERS)<<                                                                        12,276
     13,583  PARMALAT SPA (FOOD & KINDRED PRODUCTS)                                                                       52,217
     23,782  PIRELLI & COMPANY SPA (TRANSPORTATION EQUIPMENT)                                                             20,819
      1,120  PRYSMIAN SPA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+              23,906
      1,137  SAIPEM SPA (OIL & GAS EXTRACTION)                                                                            46,025
     35,998  SEAT PAGINE GIALLE SPA (COMMUNICATIONS)                                                                       6,229
      7,589  SNAM RETE GAS SPA (OIL & GAS EXTRACTION)                                                                     48,254
     53,294  TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                                      88,261
     93,270  TELECOM ITALIA SPA (COMMUNICATIONS)                                                                         195,107
     10,379  TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                44,283
     80,893  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                           541,494
      5,250  UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)                                                    134,522
      7,366  UNIPOL PREFERRED (INSURANCE COMPANIES)                                                                       21,153

                                                                                                                       4,169,005
                                                                                                                  --------------
JAPAN: 19.48%
      3,000  77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                    16,794
          1  ACCESS COMPANY LIMITED (INTERNET SOFTWARE)+                                                                   3,541
        560  ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                    14,860
        200  ADERANS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                          3,704
      1,400  ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   36,306
      5,600  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                  66,742
        900  AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                     12,026
        600  AEON MALL COMPANY LIMITED (REAL ESTATE)                                                                      16,643
        650  AIFUL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                       10,440
      3,000  AIOI INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                          16,583
      1,700  AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                       63,443
      6,000  AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                                     60,795
        200  ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                             15,710
      5,000  ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                                                   22,020
      1,500  ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                          14,762
      3,000  AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               22,693
        600  AOYAMA TRADING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                  12,941
      3,600  ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                            74,217
      8,000  ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)              88,202
     10,000  ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                        52,167
        200  ASATSU-DK INCORPORATED (COMMUNICATIONS)                                                                       7,123
      1,000  ASICS CORPORATION (FOOTWEAR)                                                                                 11,497
      4,300  ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                                  166,513
        200  AUTOBACS SEVEN COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                               5,467
      2,000  BANK OF KYOTO LIMITED (DEPOSITORY INSTITUTIONS)                                                              24,318
     10,000  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                           67,917
        600  BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                                   28,291
      5,300  BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                     90,230
      1,100  BROTHER INDUSTRIES LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   11,311
      9,200  CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        423,636
        700  CANON MARKETING JAPAN INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                           13,202
      2,100  CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      30,737
      1,000  CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)             3,902
         14  CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                     144,663
      7,000  CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                 47,542
      1,000  CHIYODA CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                         9,079
      5,800  CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                               144,884

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 139


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
JAPAN (continued)
      2,400  CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                  $       27,135
        200  CIRCLE K SUNKUS COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                  3,397
          7  CITIGROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                                                150
      2,800  CITIZEN HOLDINGS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                23,680
        500  COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                               12,039
      1,000  COMSYS HOLDINGS CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                  8,668
      5,000  COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                             15,700
      1,400  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                         39,045
        500  CSK HOLDINGS CORPORATION (BUSINESS SERVICES)                                                                 11,537
      5,000  DAI NIPPON PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                               79,555
      2,000  DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             10,273
      3,000  DAIDO STEEL COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   15,500
        500  DAIFUKU COMPANY LIMITED (MACHINERY)                                                                           6,395
      6,100  DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                180,222
      2,300  DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                98,987
      5,000  DAINIPPON INK & CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                         15,550
        700  DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                                                       36,096
      4,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
             BUILDERS)                                                                                                    39,607
     12,000  DAIWA SECURITIES GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                    104,013
      4,000  DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                            12,600
      4,200  DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                                135,674
         17  DENTSU INCORPORATED (BUSINESS SERVICES)                                                                      38,714
      2,000  DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                       11,858
          7  EACCESS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      4,312
         29  EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                      241,182
      4,000  EBARA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   12,199
        400  EDION CORPORATION (ELECTRONIC)                                                                                3,700
      2,200  EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                          75,040
      1,280  ELECTRIC POWER DEVELOPMENT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                               46,100
        900  ELPIDA MEMORY INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                         29,976
        500  FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                      17,907
      1,700  FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             161,677
        500  FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                  44,091
      5,000  FUJI ELECTRIC HOLDINGS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
             DEALERS)                                                                                                     20,315
      3,000  FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       12,550
        200  FUJI SOFT INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               3,736
          5  FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)                                                         7,374
      4,200  FUJIFILM HOLDINGS CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             MEDICAL & OPTICAL)                                                                                          148,736
      3,000  FUJIKURA LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)           13,543
     16,000  FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    104,655
      7,000  FUKUOKA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                               36,447
      5,000  FURUKAWA ELECTRIC COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             MEDICAL & OPTICAL)                                                                                           16,152
        300  GLORY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                        6,380
          7  GOODWILL GROUP INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                          909
      3,000  GUNMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                 21,459
      1,000  GUNZE LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                       4,213
        200  HAKUHODO DY HOLDINGS INCORPORATED (CONSUMER SERVICES)                                                        11,898
      1,000  HANKYU DEPARTMENT STORES (APPAREL & ACCESSORY STORES)                                                         6,701
     10,800  HANKYU HANSHIN HOLDINGS INCORPORATED (RAILROAD TRANSPORTATION)                                               46,697
      9,000  HASEKO CORPORATION (RESIDENTIAL)                                                                             13,272
        300  HIKARI TSUSHIN INCORPORATED (MISCELLANEOUS RETAIL)                                                            8,848
      2,000  HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                               13,202
        300  HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                          33,678
      2,000  HITACHI CABLE LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                      7,444
        900  HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               16,920

140 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
JAPAN (continued)
        900  HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
             EQUIPMENT)                                                                                           $       22,527
        600  HITACHI HIGH-TECHNOLOGIES CORPORATION (MACHINERY)                                                             9,926
     29,000  HITACHI LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    171,940
      1,500  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                   34,836
     10,000  HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                              30,096
        800  HOKURIKU ELECTRIC POWER COMPANY (ELECTRIC, GAS & SANITARY SERVICES)                                          18,860
     13,500  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                      385,308
        400  HOUSE FOODS CORPORATION (FOOD & KINDRED PRODUCTS)                                                             5,951
      3,600  HOYA CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)           84,510
      1,100  IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   43,258
        200  IDEMITSU KOSAN COMPANY LIMITED (OIL & GAS EXTRACTION)                                                        15,470
          7  INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                          77,949
      1,700  ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)<<(A)                                                     19,382
     11,000  ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                21,298
      6,000  ISUZU MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                              29,976
        500  ITO EN LIMITED (EATING & DRINKING PLACES)                                                                     8,848
     13,000  ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                                      128,331
        300  ITOCHU TECHNO-SCIENCE CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    9,059
      3,800  J FRONT RETAILING COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                            24,246
        300  JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                    9,992
      7,000  JAPAN AIRLINES CORPORATION (TRANSPORTATION BY AIR)                                                           18,188
        200  JAPAN PETROLEUM EXPLORATION COMPANY (OIL & GAS EXTRACTION)                                                   13,242
          5  JAPAN PRIME REALTY INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                            16,503
          3  JAPAN REAL ESTATE INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                             34,912
          3  JAPAN RETAIL FUND INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                             18,931
      3,000  JAPAN STEEL WORKS (MACHINERY)                                                                                51,134
         39  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                               195,235
      5,100  JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                        226,144
      2,000  JGC CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             30,538
      6,000  JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                  30,337
      1,500  JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                                33,934
      1,600  JTEKT CORPORATION (TRANSPORTATION EQUIPMENT)                                                                 26,100
          6  K.K. DAVINCI ADVISORS (CONSULTING SERVICES)+                                                                  4,593
      8,000  KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          22,632
      2,000  KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                                           15,811
      3,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             18,750
      6,700  KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                              166,693
      2,000  KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                   13,002
      5,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                               141,703
     12,000  KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                   26,726
      5,000  KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                                                         48,606
         21  KDDI CORPORATION (COMMUNICATIONS)                                                                           128,301
      4,000  KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                    27,207
      5,000  KEIO CORPORATION (RAILROAD TRANSPORTATION)                                                                   27,839
      3,000  KEISEI ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                            16,102
        300  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   68,981
      1,000  KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                                               12,289
      1,000  KINDEN CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                           9,621
     14,000  KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                                               50,000
      7,000  KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                     132,374
     23,000  KOBE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                  65,530
        400  KOKUYO COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                       3,431
      7,800  KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    216,362
        800  KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  30,096

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 141


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                               VALUE
JAPAN (continued)
      4,000  KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             MEDICAL & OPTICAL)                                                                                     $       54,334
        200  KOSE CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       4,324
      9,000  KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    55,889
      3,000  KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                                35,754
        900  KURITA WATER INDUSTRIES LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                   33,136
      1,400  KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         117,556
      2,000  KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                19,101
      3,300  KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                                 80,613
        500  LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                                               22,121
      1,100  LEOPALACE 21 CORPORATION (REAL ESTATE)                                                                         17,778
        200  MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                      9,651
      1,000  MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           31,400
     14,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                                      101,966
      2,600  MARUI COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                             27,675
      1,300  MATSUI SECURITIES COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)<<                                       7,356
        200  MATSUMOTOKIYOSHI HOLDINGS COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)<<                                4,344
     17,000  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)               368,379
      3,000  MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)          30,849
      4,000  MAZDA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                             14,165
      1,300  MEDICEO PALTAC HOLDINGS COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                    23,553
      2,000  MEIJI DAIRIES CORPORATION (FOOD & KINDRED PRODUCTS)                                                            12,039
      1,000  MEIJI SEIKA KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                            5,086
        200  MEITEC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     6,059
      6,400  MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                             236,276
      3,000  MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                     17,456
     10,500  MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                         69,417
     11,700  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                    353,301
     17,000  MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      147,010
     10,000  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                               242,777
      3,000  MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                     21,338
     28,000  MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                  119,663
      1,000  MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                  12,821
     10,000  MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                    43,439
     15,000  MITSUBISHI MOTORS CORPORATION (TRANSPORTATION EQUIPMENT)+                                                      24,679
      4,000  MITSUBISHI RAYON COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                       12,801
     75,160  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                         648,451
        350  MITSUBISHI UFJ SECURITIES COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                 12,184
     15,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                      303,973
      5,000  MITSUI CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                                    33,106
      6,000  MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                   16,071
      7,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                                  138,975
      5,000  MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                                        15,650
      9,000  MITSUI O.S.K. LINES LIMITED (WATER TRANSPORTATION)                                                            108,798
     10,000  MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)(A)                                              98,286
      7,000  MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                   42,346
      4,000  MITSUKOSHI LIMITED (APPAREL & ACCESSORY STORES)(A)                                                             15,799
        700  MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                            22,121
         79  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                                 289,276
      1,900  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                            94,352
      1,800  NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                           24,378
     18,000  NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)              68,620
        400  NEC ELECTRONICS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)+                                                                                                     7,737
      2,000  NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                     35,393
      1,000  NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)<<                                                    13,002

142 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
JAPAN (continued)
      1,000  NHK SPRING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                $        7,083
      1,000  NICHIREI CORPORATION (FOOD & KINDRED PRODUCTS)                                                                4,805
        900  NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                            55,347
      3,000  NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)<<                                                                                                   79,906
        900  NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  464,085
          4  NIPPON BUILDING FUND INCORPORATED (REAL ESTATE INVESTMENT TRUSTS (REITS))                                    50,562
      3,000  NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                               46,378
      7,000  NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                  40,239
      1,000  NIPPON KAYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                   6,069
      3,000  NIPPON LIGHT METAL COMPANY LIMITED (METAL MINING)                                                             4,514
      2,000  NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)                                                   29,535
      7,500  NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                   39,727
     11,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                                68,640
          8  NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                                    18,941
      5,000  NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
             DEALERS)                                                                                                     22,121
      1,000  NIPPON SHOKUBAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                 6,631
     50,000  NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                         253,311
         45  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                   194,121
     10,000  NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                         93,900
      3,000  NIPPONKOA INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                     22,873
      6,000  NISHI-NIPPON CITY BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                     15,770
      1,000  NISHIMATSU CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
             BUILDERS)                                                                                                     2,147
      1,000  NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             10,534
     19,700  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                               162,849
      1,500  NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                                                  16,011
      7,000  NISSHIN STEEL COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
             EQUIPMENT)                                                                                                   24,228
      1,000  NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                     9,290
        800  NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)<<                                             26,966
        300  NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                      16,974
      1,400  NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                        59,129
      1,000  NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                                                   20,465
     15,400  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                  230,197
        500  NOMURA REAL ESTATE HOLDINGS INCORPORATED (REAL ESTATE)                                                        8,327
          2  NOMURA REAL ESTATE OFFICE FUND (REAL ESTATE INVESTMENT TRUSTS (REITS))                                       16,212
        900  NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   23,520
      4,000  NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                       30,297
      3,000  NTN CORPORATION (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                     20,465
         11  NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                   48,114
        140  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                    212,079
          9  NTT URBAN DEVELOPMENT CORPORATION (REAL ESTATE)                                                              12,911
      5,000  OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                        20,967
         60  OBIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                10,642
      5,000  ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                            37,018
      7,000  OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                          31,531
      3,000  OKI ELECTRIC INDUSTRY COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                           5,778
      1,000  OKUMA CORPORATION (MACHINERY)                                                                                10,714
      1,000  OKUMURA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          5,096
      2,000  OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)                                                             60,594
      1,800  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          36,928
        400  ONO PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             19,342
      1,000  ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
             MATERIALS)                                                                                                   10,213
        300  ORACLE CORPORATION JAPAN (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            13,904
        400  ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)<<                                            23,475
        810  ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                     110,514
     18,000  OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                71,870

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 143


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
JAPAN (continued)
          400   OSG CORPORATION (MACHINE & MACHINE TOOLS)                                                             $       4,631
          100   OTSUKA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   8,437
        1,400   PIONEER CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                         13,904
          650   PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 18,682
          500   QP CORPORATION (FOOD & KINDRED PRODUCTS)                                                                      5,162
           54   RAKUTEN INCORPORATED (COMMUNICATIONS)                                                                        32,341
           50   RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                       83,266
        6,000   RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   98,596
          200   RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                        6,541
          900   ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   55,708
            2   ROUND ONE CORPORATION (AMUSEMENT & RECREATION SERVICES)                                                       2,087
          100   RYOHIN KEIKAKU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                         5,799
          400   SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                   23,756
          700   SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          16,327
        1,000   SANWA HOLDINGS CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                4,344
       14,000   SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                     29,494
            3   SAPPORO HOKUYO HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                               20,917
        2,000   SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)                                                          16,352
           15   SBI E*TRADE SECURITIES COMPANY LIMITED (FINANCE & FINANCIAL SERVICES)                                        13,047
           81   SBI HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)<<                                             19,486
        1,800   SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   87,400
        1,800   SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                           19,051
        1,000   SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   26,936
        1,000   SEINO HOLDINGS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                   6,501
        4,000   SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)            24,197
        4,000   SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       36,998
        7,220   SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)                                                            181,079
        9,000   SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                  152,949
          800   SHIKOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                              23,796
          200   SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                               6,009
          200   SHIMAMURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                       17,135
          600   SHIMANO INCORPORATED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                        27,568
        5,000   SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         22,974
        3,500   SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            180,829
          600   SHINKO ELECTRIC INDUSTRIES (ELECT COMPONENTS-SEMICONDUCTORS)                                                  6,772
        5,000   SHINKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)              14,547
        3,000   SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)<<                                                              9,902
        3,000   SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                     51,224
        3,000   SHISEIDO COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                        79,304
        5,000   SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              59,039
        9,000   SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                                                 30,337
        1,500   SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                                 15,169
          500   SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     52,719
        6,500   SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)<<                                                 117,832
       10,200   SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                              33,768
        7,000   SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                                      61,798
        8,700   SONY CORPORATION (ELECTRONIC)                                                                               346,499
            7   SONY FINANCIAL HOLDINGS INCORPORATED (MEMBERSHIP ORGANIZATIONS)                                              28,301
          500   SQUARE ENIX COMPANY LIMITED (BUSINESS SERVICES)<<                                                            17,456
        1,300   STANLEY ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    31,691
          900   SUMCO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   19,638
       14,000   SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              89,607
        9,200   SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                          121,184
        6,600   SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                             83,559
        5,000   SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   32,303

144 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
JAPAN (continued)
       36,000   SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                EQUIPMENT)                                                                                            $     136,517
        5,000   SUMITOMO METAL MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)             93,048
           57   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                      375,120
        2,000   SUMITOMO OSAKA CEMENT COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                4,635
        3,000   SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                  52,879
        1,500   SUMITOMO RUBBER INDUSTRIES LIMITED (TRANSPORTATION EQUIPMENT)                                                11,497
          200   SUMITOMO TITANIUM (NON-FERROUS METALS)                                                                       12,380
       11,000   SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                           75,702
        2,000   SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                25,221
          600   SUZUKEN COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)                                                                                                     24,679
        1,500   SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                          37,846
        1,700   T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                               89,025
        7,000   TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                         16,854
        8,000   TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          20,385
        1,000   TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                             19,833
        2,000   TAIYO NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                 16,011
        1,000   TAIYO YUDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                           9,751
        1,000   TAKARA HOLDINGS INCORPORATED (EATING & DRINKING PLACES)                                                       6,872
        3,000   TAKASHIMAYA COMPANY LIMITED (APPAREL & ACCESSORY STORES)<<                                                   33,738
        7,300   TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         365,439
          980   TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                    20,744
        2,000   TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                 23,295
        1,100   TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     64,998
        8,000   TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                                                       33,708
        1,500   TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)                                                                                                     78,250
        1,200   THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                          26,726
        3,000   THE HACHIJUNI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         19,051
        4,000   The Hiroshima Bank Limited (Depository Institutions)                                                         19,302
        1,000   THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 17,225
          200   TIS INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)(A)                                                3,982
        7,000   TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                       37,360
        1,000   TODA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             4,113
        1,000   TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                                 23,475
          300   TOHO TITANIUM COMPANY LIMITED (METAL MINING)                                                                  7,705
        3,700   TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                               90,384
          500   TOKAI RIKA COMPANY LIMITED (AUTO PARTS - ORIGINAL EQUIPMENT)                                                 13,067
        2,000   TOKUYAMA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                           14,506
          300   TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                                       7,163
       10,600   TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                               283,397
        1,500   TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   91,192
       19,000   TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                76,816
          200   TOKYO SEIMITSU COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                           3,672
          900   TOKYO STEEL MANUFACTURING COMPANY LIMITED (FURNITURE & FIXTURES)                                             12,207
        2,000   TOKYO TATEMONO COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                         13,162
       10,000   TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                                  50,963
        4,000   TOKYU LAND CORPORATION (REAL ESTATE)                                                                         25,080
        2,000   TONENGENERAL SEKIYU KK (OIL & GAS EXTRACTION)                                                                17,115
        5,000   TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                   57,986
       12,000   TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)<<                                                      77,889
       27,000   TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                180,397
        4,000   TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                              13,764
        2,300   TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                     34,542
        2,000   TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                18,921
        1,400   TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                          26,587
        1,000   TOYO SUISAN KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                         15,048

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 145


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
JAPAN (continued)
          600   TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                               $      22,572
          600   TOYOTA BOSHOKU CORPORATION (TRANSPORTATION EQUIPMENT)                                                        17,967
        1,600   TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                                                     56,822
       23,400   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                 1,166,713
        1,800   TOYOTA TSUSHO CORPORATION (BUSINESS SERVICES)                                                                38,192
        1,000   TREND MICRO INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            39,226
        8,000   UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                                                   25,923
          400   UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                           29,254
        2,000   UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                   19,141
        1,800   URBAN CORPORATION (REAL ESTATE)                                                                               7,657
        1,000   USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)                                                                                                     18,780
          210   USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                         14,537
           15   WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                         65,911
          132   YAHOO JAPAN CORPORATION (BUSINESS SERVICES)                                                                  68,596
          900   YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                      27,899
          760   YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                65,570
        1,500   YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                          28,682
        1,600   YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                      29,438
          300   YAMATO KOGYO COMPANY LIMITED (PRIMARY METAL INDUSTRIES)                                                      12,099
        3,000   YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)                                                   43,941
        1,000   YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                     9,470
        2,000   YASKAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                          19,001
        1,900   YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                          19,023
        2,000   ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                                8,949
                                                                                                                         21,764,237
                                                                                                                      -------------

KAZAKHSTAN: 0.05%
        2,824   EURASIAN NATURAL RESOURCES CORP (METAL MINING)+                                                              55,206
                                                                                                                      -------------

LUXEMBOURG: 0.64%
        8,004   ARCELORMITTAL (PRIMARY METAL INDUSTRIES)<<                                                                  655,701
          276   MILLICOM INTERNATIONAL CELLULAR SA (COMMUNICATIONS)+                                                         26,291
        1,272   SES FDR (COMMUNICATIONS)                                                                                     26,849
                                                                                                                            708,841
                                                                                                                      -------------

NETHERLANDS: 3.70%
       12,740   AEGON NV (INSURANCE CARRIERS)                                                                               187,459
        2,369   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                                 190,071
        3,594   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)<<+                                         88,410
          335   CORIO NV (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                             29,353
          758   CORPORATE EXPRESS (WHOLESALE TRADE-DURABLE GOODS)                                                             8,820
        2,855   EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY (TRANSPORTATION BY AIR)                                          67,655
          493   FUGRO NV (OIL FIELD SERVICES)                                                                                38,286
          455   HEINEKEN HOLDING NV (FOOD & KINDRED PRODUCTS)                                                                22,879
        2,118   HEINEKEN NV (EATING & DRINKING PLACES)                                                                      123,019
       16,363   ING GROEP NV (FINANCIAL SERVICES)                                                                           612,763
       15,941   KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                                 269,286
        9,882   KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                COMPONENTS, EXCEPT COMPUTER EQUIPMENT)<<                                                                    378,019
       10,917   KONINKLIJKE AHOLD NV (FOOD STORES)                                                                          162,015
        1,194   KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)<<                                                           57,588
          409   OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                               6,961
          804   QIAGEN NV (HEALTH SERVICES)+                                                                                 16,628
          460   RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                              21,547
        5,480   REED ELSEVIER NV (COMMUNICATIONS)                                                                           104,511

146 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
NETHERLANDS (continued)
       27,038   ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                               $     933,125
        1,198   SBM OFFSHORE NV (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    38,640
        3,437   TNT NV (TRANSPORTATION SERVICES)                                                                            127,678
          532   TOMTOM NV (BUSINESS SERVICES)+                                                                               22,005
       14,827   UNILEVER NV (FOOD & KINDRED PRODUCTS)<<                                                                     497,893
        1,477   VEDIOR NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                         42,906
          108   WERELDHAVE NV (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                        13,323
        2,585   WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                 68,440
                                                                                                                          4,129,280
                                                                                                                      -------------

NEW ZEALAND: 0.12%
        7,762   AUCKLAND INTERNATIONAL AIRPORT LIMITED (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                              13,914
        2,518   CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                   15,817
        1,408   FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                  2,601
        2,652   FISHER & PAYKEL HEALTHCARE CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                              6,109
        4,229   FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)<<              27,895
        4,036   SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                    11,709
        1,013   SKY NETWORK TELEVISION LIMITED (COMMUNICATIONS)                                                               3,823
       16,834   TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS)<<                                                49,498
        1,302   VECTOR LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)              1,761
                                                                                                                            133,127
                                                                                                                      -------------

NORWAY: 1.01%
        1,442   AKER KVAERNER ASA (ENGINEERING CONSTRUCTION)                                                                 32,848
        6,414   DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                        97,362
        4,000   DNO ASA (OIL & GAS EXTRACTION)                                                                                7,140
          254   FRONTLINE LIMITED (WATER TRANSPORTATION)                                                                     11,622
        6,206   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                       90,427
          887   OCEAN RIG ASA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                       6,793
        7,170   ORKLA ASA (MISCELLANEOUS RETAIL)                                                                             90,816
        1,462   PETROLEUM GEO-SERVICES ASA (OIL & GAS EXTRACTION)+                                                           36,174
        1,500   PROSAFE ASA (OIL & GAS EXTRACTION)                                                                           23,565
        1,588   RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                         44,281
          219   SCHIBSTED ASA (COMMUNICATIONS)                                                                                6,537
        2,265   SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                                   60,713
       11,103   STATOILHYDRO ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                  332,708
          200   STOLT-NIELSEN SA (WATER TRANSPORTATION)                                                                       4,163
        3,662   STOREBRAND ASA (INSURANCE CARRIERS)                                                                          28,835
          616   TANDBERG ASA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                9,205
        7,293   TELENOR ASA (COMMUNICATIONS)                                                                                139,634
          600   TGS NOPEC GEOPHYSICAL COMPANY ASA (OIL FIELD SERVICES)+                                                       8,731
          783   TOMRA SYSTEMS ASA (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                                5,920
        1,600   YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                               92,531
                                                                                                                          1,130,005
                                                                                                                      -------------

PORTUGAL: 0.36%
        2,592   BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                                       13,709
       15,614   BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)<<                                                     50,780
        1,928   BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                            33,504
        2,550   BRISA-AUTO ESTRADAS DE PORTUGAL SA (CONSTRUCTION)                                                            36,434
        1,783   CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)<<                                    16,158
       16,037   ENERGIAS DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   97,223
          983   JERONIMO MARTINS (WHOLESALE TRADE NON-DURABLE GOODS)                                                          7,899
        8,983   PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                                   104,379
        2,035   PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA (COMMUNICATIONS)                             24,131

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 147


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
PORTUGAL (continued)
          794   SONAE CAPITAL (GENERAL MERCHANDISE STORES)+                                                           $       1,729
        6,350   SONAE SGPS SA (GENERAL MERCHANDISE STORES)                                                                   11,679
                                                                                                                            397,625
                                                                                                                      -------------

SINGAPORE: 1.09%
        7,500   ALLGREEN PROPERTIES LIMITED (REAL ESTATE)                                                                     6,702
        9,000   ASCENDAS REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                        15,562
        9,000   CAPITACOMMERICAL TRUST (REAL ESTATE)                                                                         14,516
       14,000   CAPITALAND LIMITED (REAL ESTATE)                                                                             64,586
       10,300   CAPITAMALL TRUST (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                     25,816
        4,000   CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                                      32,024
       16,000   COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                  21,156
        7,000   COSCO CORPORATION SINGAPORE LIMITED (WATER TRANSPORTATION)                                                   18,766
       10,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                        130,771
        7,000   FRASER & NEAVE LIMITED (MULTI-INDUSTRY COMPANIES)                                                            24,665
        1,000   HAW PAR CORPORATION LIMITED (BUSINESS SERVICES)                                                               4,991
        1,094   JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                         15,530
          400   K-REIT ASIA (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                             445
       10,000   KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                               71,924
        3,000   KEPPEL LAND LIMITED (REAL ESTATE)                                                                            12,096
        4,000   NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                           9,445
        5,000   OLAM INTERNATIONAL LIMITED (AGRICULTURAL SERVICES)                                                            7,810
       21,200   OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                       124,756
        5,550   PARKWAY HOLDINGS LIMITED (HEALTH SERVICES)                                                                   12,903
        7,980   SEMBCORP INDUSTRIES LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 23,596
        7,000   SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                                                           19,427
        4,600   SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                         52,134
        7,000   SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                                               38,142
        1,000   SINGAPORE LAND LIMITED (REAL ESTATE)                                                                          4,940
        8,000   SINGAPORE POST LIMITED (TRANSPORTATION SERVICES)                                                              6,684
       13,000   SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                  43,445
       12,000   SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                OPERATIVE BUILDERS)                                                                                          29,467
       69,000   SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                       196,004
        4,000   SMRT CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                            5,289
       11,000   UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                      152,959
        5,000   UOL GROUP LIMITED (REAL ESTATE)                                                                              14,022
        2,000   VENTURE CORPORATION LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                          15,315
        3,000   WING TAI HOLDINGS LIMITED (REAL ESTATE)                                                                       4,773
                                                                                                                          1,220,661
                                                                                                                      -------------

SPAIN: 4.33%
        2,239   ABERTIS INFRAESTRUCTURAS SA (SOCIAL SERVICES)<<                                                              72,962
          250   ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                   66,959
        1,311   ACERINOX SA (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                         36,345
        1,857   ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                CONTRACTS)                                                                                                  105,748
          892   ANTENA 3 DE TELEVISION SA (COMMUNICATIONS)<<                                                                 12,250
       32,409   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                                713,764
        4,210   BANCO DE SABADELL SA (DEPOSITORY INSTITUTIONS)                                                               46,194
        7,357   BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)<<                                                        133,571
       54,082   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)<<                                            1,077,525
        1,213   BANKINTER SA (DEPOSITORY INSTITUTIONS)<<                                                                     19,246
        1,803   CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA (TRANSPORTATION SERVICES)<<                          26,669
        5,900   CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)+                         40,519
        1,466   ENAGAS SA (ELECTRIC, GAS & SANITARY SERVICES)                                                                43,813
          381   FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                CONTRACTS)<<                                                                                                 25,083

148 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
SPAIN (continued)
        1,484   GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                 $      67,709
          975   GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                     60,309
          861   GESTEVISION TELECINCO SA (AMUSEMENT & RECREATION SERVICES)                                                   17,521
          538   GRUPO FERROVIAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)<<                         39,063
        7,507   IBERDROLA RENOVABLES (PIPELINES)+                                                                            52,266
       31,329   IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                            485,706
        4,151   IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR)                                                    18,087
          949   INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                 27,328
        1,929   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)<<                                                107,168
        4,603   MAPFRE SA (INSURANCE CARRIERS)                                                                               23,109
          808   PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                     12,170
          943   RED ELECTRICA DE ESPANA (ELECTRIC, GAS & SANITARY SERVICES)                                                  57,734
        6,914   REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                        238,613
          710   SACYR VALLEHERMOSO SA (REAL ESTATE)<<                                                                        24,670
          457   SOGECABLE SA (COMMUNICATIONS)<<+                                                                             20,036
       37,149   TELEFONICA SA (COMMUNICATIONS)                                                                            1,067,416
          931   UNION FENOSA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                          62,570
          958   ZARDOYA-OTIS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                   26,630
          843   ZELTIA SA (HEALTH SERVICES)<<                                                                                 6,162
                                                                                                                          4,834,915
                                                                                                                      -------------

SWEDEN: 2.37%
          792   ALFA LAVAL AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)                                                                                                     48,118
        2,687   ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                EQUIPMENT)                                                                                                   48,726
        5,890   ATLAS COPCO AB CLASS A (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             100,614
        3,355   ATLAS COPCO AB CLASS B (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              52,653
          158   AXFOOD AB (FOOD & KINDRED PRODUCTS)                                                                           5,624
          263   BILLERUD AKTIEBOLAG (PAPER & ALLIED PRODUCTS)                                                                 2,988
        2,500   BOLIDEN AB (METAL MINING)                                                                                    26,612
          796   CASTELLUM AB (REAL ESTATE)                                                                                    9,712
          325   D CARNEGIE & COMPANY AB (HOLDING & OTHER INVESTMENT OFFICES)                                                  5,470
        2,155   ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                          35,361
          447   ELEKTA AB CLASS B (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                MEDICAL & OPTICAL)                                                                                            7,711
          881   ENIRO AB (COMMUNICATIONS)                                                                                     6,405
          670   FABEGE AB (REAL ESTATE)                                                                                       7,160
        1,433   GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)                                                                                                     37,140
        4,080   HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                SIMILAR MATERIALS)                                                                                          250,629
          117   HOGANAS AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                           2,781
          431   HOLMEN AB CLASS B (PAPER & ALLIED PRODUCTS)                                                                  14,906
            1   HUSQVARNA AB A SHARES (MACHINERY)                                                                                11
        2,409   HUSQVARNA AB B SHARES (MACHINERY)                                                                            28,988
        2,000   INVESTOR AB (HOLDING & OTHER INVESTMENT OFFICES)                                                             45,020
          711   KUNGSLEDEN (REAL ESTATE)                                                                                      8,825
        2,068   LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                                                                  28,104
          532   METRO INTERNATIONAL SA A SHARES (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                                     421
          433   MODERN TIMES GROUP MTG B SHARES (MEDIA)                                                                      30,169
          800   NOBIA AB (FURNITURE & FIXTURES)                                                                               6,900
       17,859   NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                         289,442
          164   ORIFLAME COSMETICS SA (APPAREL & ACCESSORY STORES)                                                           10,889
        8,206   SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                              142,594
        3,192   SCANIA AB CLASS B (TRANSPORTATION EQUIPMENT)                                                                 67,017
        2,707   SECURITAS AB (BUSINESS SERVICES)                                                                             35,763
        1,631   SECURITAS SYSTEMS AB CLASS B (BUSINESS SERVICES)                                                              4,749
        4,012   SKANDINAVISKA ENSKILDA BANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                          104,995
        3,340   SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                           66,892

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 149


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
SWEDEN (continued)
        3,540   SKF AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)               $      71,195
        1,592   SSAB SVENSKT STAL AB A SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                EQUIPMENT)                                                                                                   44,744
          675   SSAB SVENSKT STAL AB B SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                EQUIPMENT)                                                                                                   17,324
        4,977   SVENSKA CELLULOSA AB CLASS B (PAPER & ALLIED PRODUCTS)                                                       90,672
        4,314   SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                                  125,604
        1,500   SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                        42,032
        2,125   SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                          46,313
        2,637   TELE2 AB (COMMUNICATIONS)                                                                                    49,817
      127,937   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                    251,057
       19,411   TELIASONERA AB (COMMUNICATIONS)<<                                                                           155,828
          392   TRELLEBORG AB (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                        7,818
        4,175   VOLVO AB CLASS A (TRANSPORTATION EQUIPMENT)<<                                                                62,184
        9,395   VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)                                                                 142,304
          150   WIHLBORGS FASTIGHETER AB (REAL ESTATE)                                                                        3,427

                                                                                                                          2,643,708
                                                                                                                      -------------
SWITZERLAND: 7.07%
       18,975   ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                            509,388
          815   ACTELION LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                               44,439
        1,154   ADECCO SA (BUSINESS SERVICES)                                                                                66,642
          587   CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                    21,409
        4,514   COMPAGNIE FINANCIERE RICHEMONT SA (GENERAL MERCHANDISE STORES)                                              253,177
        9,044   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                    460,351
          383   EFG INTERNATIONAL (MEMBERSHIP ORGANIZATIONS)                                                                 13,112
          340   GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                               50,670
           57   GIVAUDAN (CHEMICALS & ALLIED PRODUCTS)                                                                       56,392
        1,825   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             191,670
          926   JULIUS BAER HOLDING AG (DEPOSITORY INSTITUTIONS)                                                             68,254
          186   KUDELSKI SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                 2,731
          464   KUEHNE & NAGEL INTERNATIONAL AG (TRANSPORTATION SERVICES)                                                    46,419
           15   KUONI REISEN HOLDING (AMUSEMENT & RECREATION SERVICES)                                                        8,330
            7   LINDT & SPRUENGLI AG (FOOD & KINDRED PRODUCTS)                                                               23,260
        1,495   LOGITECH INTERNATIONAL SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                          37,845
          391   LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                                 51,852
        3,399   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                       1,698,473
          207   NOBEL BIOCARE HOLDING AG (MEDICAL PRODUCTS)                                                                  48,149
       20,058   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                 1,028,046
           56   OC OERLIKON CORPORATION AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)+                                                                                                  19,708
          117   PARGESA HOLDING SA (HOLDING & OTHER INVESTMENT OFFICES)                                                      13,042
          404   PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)                                                                                                     37,060
          193   PSP SWISS PROPERTY AG (REAL ESTATE)                                                                          13,031
           23   RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                               8,801
        6,075   ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                          1,143,306
          450   SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                     33,713
           41   SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)                                          58,955
        5,988   STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   63,717
           69   STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)                                                                                                     19,697
           25   SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           33,053
          453   SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                                                 23,264
          278   SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                         74,322
          310   SWISS LIFE HOLDING (INSURANCE CARRIERS)+                                                                     86,154
        3,062   SWISS REINSURANCE (INSURANCE CARRIERS)                                                                      267,474
          199   SWISSCOM AG (COMMUNICATIONS)                                                                                 68,180
          900   SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                                   263,720
          525   SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)                                                                                                     73,429

150 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
SWITZERLAND (continued)
       17,927   UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                  $     520,968
        1,258   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                           396,173

                                                                                                                          7,898,376
                                                                                                                      -------------
 UNITED KINGDOM: 19.97%
        3,381   3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                            55,694
        1,650   ACERGY SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                                  35,561
        1,121   AGGREKO PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                       14,361
        1,713   ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                           17,627
        2,879   AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                    41,339
       11,433   ANGLO AMERICAN PLC (METAL MINING)                                                                           687,085
        1,633   ANTOFAGASTA PLC (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                   22,719
       10,901   ARM HOLDINGS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           19,038
        1,034   ARRIVA PLC (TRANSPORTATION BY AIR)                                                                           14,078
        1,476   ASSOCIATED BRITISH FOODS PLC (FOOD & KINDRED PRODUCTS)                                                       25,632
       12,612   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                               471,570
       22,641   AVIVA PLC (INSURANCE CARRIERS)                                                                              277,469
       30,370   BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                     292,477
        3,672   BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          34,325
       57,222   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                      514,450
        2,840   BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    23,306
        2,148   BBA AVIATION PLC (TRANSPORTATION EQUIPMENT)                                                                   6,416
          674   BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 14,901
       29,113   BG GROUP PLC (OIL & GAS EXTRACTION)                                                                         674,279
       19,513   BHP BILLITON PLC (COAL MINING)                                                                              578,958
        1,822   BIFFA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                                12,611
          629   BOVIS HOMES GROUP PLC (BUILDING)                                                                              7,565
      163,860   BP PLC (OIL & GAS EXTRACTION)                                                                             1,665,039
        4,818   BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)+                                                                 22,399
       13,085   BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                             491,074
        9,060   BRITISH ENERGY GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                117,325
        4,487   BRITISH LAND COMPANY PLC (REAL ESTATE)                                                                       81,704
       10,076   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                               111,285
        1,409   BRIXTON PLC (REAL ESTATE)                                                                                     9,228
       69,363   BT GROUP PLC (COMMUNICATIONS)                                                                               299,067
        2,832   BUNZL PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                           39,877
        3,712   BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                 33,188
       18,370   CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                                                             201,794
        5,248   CAPITA GROUP PLC (PERSONAL SERVICES)                                                                         70,665
        1,438   CARNIVAL PLC (WATER TRANSPORTATION)                                                                          57,107
        3,304   CARPHONE WAREHOUSE PLC (ELECTRONICS)                                                                         18,688
        1,890   CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                              8,683
       32,057   CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                            189,751
          868   CHARTER PLC (DIVERSIFIED MANUFACTURING)                                                                      14,643
          691   CLOSE BROTHERS GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                 8,461
        9,684   COBHAM PLC (TRANSPORTATION BY AIR)                                                                           38,438
       16,613   COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                 106,248
        1,105   COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                   14,563
          686   CSR PLC (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                                    4,438
        2,419   DAILY MAIL & GENERAL TRUST CLASS A NV (COMMUNICATIONS)                                                       20,752
          887   DAVIS SERVICE GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                              8,696
          779   DE LA RUE (BUSINESS SERVICES)                                                                                13,706
       22,457   DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                        452,821
       15,384   DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                           19,388
        2,267   ELECTROCOMPONENTS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                    8,177
        1,821   EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)(A)                                                       16,986

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 151


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
UNITED KINGDOM (continued)
        4,416   ENTERPRISE INNS PLC (EATING & DRINKING PLACES)                                                        $      35,166
        3,762   FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                     42,072
        3,064   FKI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                              4,241
       15,778   FRIENDS PROVIDENT PLC (INSURANCE CARRIERS)                                                                   38,704
        3,135   GALIFORM PLC (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                 4,931
        5,942   GKN PLC (TRANSPORTATION EQUIPMENT)                                                                           35,879
       47,717   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                         1,009,513
          943   GREAT PORTLAND ESTATES PLC (REAL ESTATE)                                                                      9,910
        9,967   GROUP 4 SECURICOR PLC (SOCIAL SERVICES)                                                                      45,051
        2,510   HAMMERSON PLC (REAL ESTATE)                                                                                  55,493
       11,959   HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                          27,116
       32,263   HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                          358,570
        8,055   HOME RETAIL GROUP (GENERAL MERCHANDISE STORES)                                                               41,764
      102,283   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                               1,684,857
        4,501   ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                                50,828
        2,692   IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                             24,296
        5,903   IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                               271,561
        3,925   INCHCAPE PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                             31,315
        2,571   INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                       38,776
       13,267   INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                 104,794
          680   INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                13,927
        6,669   INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                       29,780
        3,492   INVESTEC PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                            23,459
       28,996   ITV PLC (COMMUNICATIONS)                                                                                     36,427
       13,563   J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                                                    92,328
        1,883   JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                            74,928
          912   KAZAKHMYS PLC (METAL MINING)                                                                                 28,906
        4,683   KESA ELECTRICALS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                   19,123
       20,410   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                           53,469
        5,298   LADBROKERS PLC (AMUSEMENT & RECREATION SERVICES)                                                             32,727
        4,023   LAND SECURITIES GROUP PLC (REAL ESTATE)                                                                     120,482
       55,645   LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                              139,590
        2,183   LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                                                      42,263
          248   LIGHTHOUSE CALEDONIA ASA (FISHING, HUNTING & TRAPPING)+                                                         204
       48,834   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                              437,100
       13,620   LOGICACMG PLC (BUSINESS SERVICES)                                                                            28,585
        1,329   LONDON STOCK EXCHANGE GROUP PLC (FINANCIAL)                                                                  31,873
          666   LONMIN PLC (METAL MINING)                                                                                    40,592
       14,384   MAN GROUP PLC (BUSINESS SERVICES)                                                                           158,292
       14,674   MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)                                                      112,777
        5,557   MEGGITT PLC (TRANSPORTATION BY AIR)                                                                          30,411
        2,622   MISYS PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                            7,207
        3,037   MONDI PLC (PAPER & ALLIED PRODUCTS)                                                                          25,190
        1,148   NATIONAL EXPRESS GROUP PLC (TRANSPORTATION SERVICES)                                                         22,898
       22,156   NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         304,064
        1,796   NEXT PLC (APPAREL & ACCESSORY STORES)                                                                        40,599
       45,007   OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                          98,702
        7,087   PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                       95,854
        2,448   PERSIMMON PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                               37,167
        1,899   PREMIER FARNELL PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                    6,718
       21,521   PRUDENTIAL PLC (INSURANCE CARRIERS)                                                                         284,249
        2,249   PUNCH TAVERNS PLC (EATING & DRINKING PLACES)                                                                 24,058
        2,034   RANK GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       3,563
        5,232   RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                                       289,807
        9,499   REED ELSEVIER PLC (COMMUNICATIONS)                                                                          120,842
       15,414   RENTOKIL INITIAL PLC (COMMUNICATIONS)                                                                        29,750

152 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
UNITED KINGDOM (continued)
        5,981   RESOLUTION PLC (INSURANCE CARRIERS)                                                                   $      81,251
       11,173   REUTERS GROUP PLC (COMMUNICATIONS)                                                                          128,611
        5,525   REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                           46,766
        8,623   RIO TINTO PLC (METAL MINING)                                                                                895,552
       15,735   ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                                  125,852
    1,441,932   ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)+(A)                                                        2,862
       86,525   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                                  579,132
        4,946   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                        170,504
       23,861   ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                        803,149
        7,808   SABMILLER PLC (EATING & DRINKING PLACES)                                                                    171,077
       11,272   SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      42,080
          985   SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                           18,337
        7,102   SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                          111,350
        7,543   SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY SERVICES)                                          210,181
        3,676   SEGRO PLC (REAL ESTATE)                                                                                      37,061
        4,114   SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   37,048
        2,043   SEVERN TRENT PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                         57,535
        2,416   SHIRE PLC (CHEMICALS & ALLIED PRODUCTS)                                                                      46,678
       19,428   SIGNET GROUP PLC (APPAREL & ACCESSORY STORES)                                                                23,809
        7,884   SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                            104,287
        3,386   SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           63,174
          993   SSL INTERNATIONAL PLC (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                OPTICAL)                                                                                                      8,937
        4,401   STAGECOACH GROUP PLC (TRANSPORTATION SERVICES)                                                               21,137
        5,894   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                            201,430
       19,067   STANDARD LIFE PLC (INSURANCE AGENTS, BROKERS & SERVICE)                                                      93,184
        4,100   TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                    43,940
        9,604   TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          35,738
       67,799   TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                         509,969
        4,284   THOMAS COOK GROUP PLC (TRANSPORTATION SERVICES)                                                              24,656
        7,797   TOMKINS PLC (BUSINESS SERVICES)                                                                              27,660
          949   TRAVIS PERKINS PLC (BUSINESS SERVICES)                                                                       20,190
        1,527   TRINITY MIRROR PLC (COMMUNICATIONS)                                                                           8,940
        4,645   TUI TRAVEL PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                          23,761
          940   TULLETT PREBON PLC (INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES)                                           8,885
        6,311   TULLOW OIL PLC (OIL & GAS EXTRACTION)                                                                        82,728
       11,230   UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                                      378,659
        2,075   UNITED BUSINESS MEDIA PLC (COMMUNICATIONS)                                                                   22,197
        7,785   UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                    106,685
          595   VEDANTA RESOURCES PLC (METAL MINING)                                                                         24,751
      459,234   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                       1,375,323
        1,582   WHITBREAD PLC (EATING & DRINKING PLACES)                                                                     36,640
        2,951   WILLIAM HILL PLC (AMUSEMENT & RECREATION SERVICES)                                                           22,006
       10,551   WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                                  57,428
        5,803   WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                             61,039
        9,889   WPP GROUP PLC (BUSINESS SERVICES)                                                                           117,953
        5,461   XSTRATA PLC (DIVERSIFIED MINING)                                                                            382,260
        7,155   YELL GROUP PLC (COMMUNICATIONS)                                                                              21,846
                                                                                                                         22,312,638
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $79,231,045)                                                                                  108,498,971
                                                                                                                      -------------
RIGHTS: 0.00%
          707   ILUKA RESOURCES LIMITED RIGHTS+                                                                               1,358
          328   SONAE BONUS RIGHTS+                                                                                           2,278

TOTAL RIGHTS (COST $1,573)                                                                                                    3,636
                                                                                                                      -------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 153


INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
WARRANTS: 0.00%
        4,000   DOWA MINING WARRANTS+                                                                                 $       1,111

TOTAL WARRANTS (COST $0)                                                                                                      1,111
                                                                                                                      -------------
PREFERRED STOCKS: 0.00%
          200   ITO EN LIMITED PREFERRED<<                                                                                    2,259

TOTAL PREFERRED STOCKS (COST $3,250)                                                                                          2,259
                                                                                                                      -------------
COLLATERAL FOR SECURITIES LENDING: 3.04%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.04%
    3,399,214   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                          3,399,214
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,399,214)                                                                 3,399,214
                                                                                                                      -------------
SHORT-TERM INVESTMENTS: 1.06%
    1,178,469   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              1,178,469
                                                                                                                      -------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,178,469)                                                                            1,178,469
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $83,813,551)*                            101.23%                                                                $ 113,083,660

OTHER ASSETS AND LIABILITIES, NET               (1.23)                                                                   (1,377,870)
                                               ------                                                                 -------------

TOTAL NET ASSETS                               100.00%                                                                $ 111,705,790
                                               ------                                                                 -------------

--------------------------------------------------------------------------------
 <<   All or a portion of this security is on loan. (See Note 2)

  +   Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $1,178,469.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

154 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 95.98%

AUSTRALIA: 5.18%
      448,500   AWB LIMITED (AGRICULTURAL SERVICES)                                                                   $   1,127,183
      430,100   BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                          3,879,589
      269,800   BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)<<                                                  1,543,531
       66,600   COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                  2,544,799
      228,400   CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                667,952
      481,736   METCASH LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                           1,796,257
      700,300   MINCOR RESOURCES NL (METAL MINING)                                                                        1,958,415
      845,300   PERILYA LIMITED (METAL MINING)<<                                                                            811,147
    1,067,200   QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                    3,832,989
      561,900   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                              2,259,492

                                                                                                                         20,421,354
                                                                                                                      -------------
AUSTRIA: 0.69%
       39,300   VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                   2,729,985
                                                                                                                      -------------
BELGIUM: 1.15%
        7,700   DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                          219,423
       99,600   FORTIS (DEPOSITORY INSTITUTIONS)                                                                          2,509,616
       40,000   TESSENDERLO CHEMIE NV (CHEMICALS & ALLIED PRODUCTS)                                                       1,818,096

                                                                                                                          4,547,135
                                                                                                                      -------------
DENMARK: 1.19%
       44,400   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                 1,637,951
      122,400   H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                             3,057,797

                                                                                                                          4,695,748
                                                                                                                      -------------
FINLAND: 1.15%
       51,800   RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)<<                                                              2,500,002
       82,700   TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                2,042,008

                                                                                                                          4,542,010
                                                                                                                      -------------
FRANCE: 9.04%
          730   ARKEMA (OIL & GAS EXTRACTION)+                                                                               40,821
       76,300   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                  7,696,132
       32,800   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                        2,674,603
       17,400   COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                 1,816,340
       74,700   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                              2,311,489
       21,200   PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                               1,643,694
       27,600   RALLYE SA (GENERAL MERCHANDISE STORES)                                                                    1,746,869
       21,400   RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                     2,368,355
       84,300   SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                           6,324,397
        4,300   SCOR SE (INSURANCE AGENTS, BROKERS & SERVICE)                                                               102,618
       17,600   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                1,723,295
       45,800   TOTAL SA (OIL & GAS EXTRACTION)                                                                           3,401,323
       28,844   VALEO SA (TRANSPORTATION EQUIPMENT)                                                                       1,143,906
       68,000   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                     2,657,047

                                                                                                                         35,650,889
                                                                                                                      -------------
GERMANY: 10.03%
        2,825   ALLIANZ SE (INSURANCE CARRIERS)                                                                             559,639
       60,800   BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                     8,188,769
       72,500   BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                              4,004,949
       39,000   DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)<<                                                           3,334,096
       47,500   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                5,376,849

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 155


INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
GERMANY (continued)
      122,200   DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                         $   3,304,788
       31,000   HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                        1,616,046
       64,000   HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                 1,718,697
       19,000   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)<<                                      3,715,950
      110,800   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                                6,339,325
       53,300   TUI AG (TRANSPORTATION BY AIR)<<                                                                          1,367,400

                                                                                                                         39,526,508
                                                                                                                      -------------
GREECE: 0.16%
       10,300   DRYSHIPS INCORPORATED (WATER TRANSPORTATION)                                                                617,073
                                                                                                                      -------------
HONG KONG: 3.03%
    1,133,000   CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)<<                                                  2,227,378
      511,000   CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                              2,166,743
      853,000   HONGKONG ELECTRIC HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                    5,386,976
      371,500   ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                              2,174,301

                                                                                                                         11,955,398
                                                                                                                      -------------
IRELAND: 0.75%
       79,300   ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                          1,690,138
       64,700   IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           1,264,562

                                                                                                                          2,954,700
                                                                                                                      -------------
ITALY: 4.05%
      167,100   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                         5,698,300
      206,700   FIAT SPA (TRANSPORTATION EQUIPMENT)                                                                       4,780,719
      175,000   INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                                 1,233,601
      166,200   UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)                                                  4,258,578

                                                                                                                         15,971,198
                                                                                                                      -------------
JAPAN: 20.31%
       24,200   ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                   642,145
      190,000   ADEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                           1,917,536
       96,400   ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                         948,720
      244,000   ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                     1,272,873
       49,100   ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                                1,901,344
      180,000   CALSONIC KANSEI CORPORATION (TRANSPORTATION EQUIPMENT)                                                      651,886
      315,000   CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)         1,229,284
      510,000   COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                          1,601,425
      294,900   DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                           928,959
       72,500   EIZO NANAO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                1,396,469
      350,000   FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    1,464,185
       61,400   HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                            739,165
        4,500   HITACHI MAXELL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                              46,363
      101,800   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                    2,905,508
       52,100   JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                      2,310,213
      391,000   MARUBENI CORPORATION (BUSINESS SERVICES)                                                                  2,847,773
      154,000   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)           3,337,079
      237,000   MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                    1,566,844
       80,800   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                2,439,888
       97,000   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                  1,965,690
      663,000   MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                                   2,075,201
       55,500   NIFCO INCORPORATED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                             1,277,814
      406,500   NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                2,153,210
      303,300   NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                             1,892,582

156 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
JAPAN (continued)
          426   NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                             $   1,008,587
          900   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                 3,882,424
      289,600   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                             2,393,965
        3,300   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                  4,998,997
      119,000   OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                2,441,362
       28,500   PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                819,146
      170,000   RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                2,793,539
       40,000   RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                  945,024
      252,000   SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                       1,481,461
       31,300   SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                1,858,909
       25,200   SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         587,781
      501,000   SANWA HOLDINGS CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)<<          2,176,294
       26,800   SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                  721,890
       94,500   SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                                955,618
      177,000   SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             896,720
      237,200   SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                        3,124,434
      264,000   SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                        1,816,854
        4,000   TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                    84,671
       94,000   TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              1,094,843
       61,000   TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                  707,424
      234,000   TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                1,420,245
       87,000   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                 4,337,781

                                                                                                                         80,060,125
                                                                                                                      -------------
NETHERLANDS: 3.28%
      312,700   AEGON NV (INSURANCE CARRIERS)                                                                             4,601,070
      137,300   ING GROEP NV (FINANCIAL SERVICES)                                                                         5,141,624
       91,700   KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                               1,549,060
       47,800   ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                   1,649,655

                                                                                                                         12,941,409
                                                                                                                      -------------
NORWAY: 1.39%
      170,500   CERMAQ ASA (FOOD & KINDRED PRODUCTS)                                                                      2,159,563
       50,000   DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                       758,982
       63,600   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                      926,708
       54,835   STATOILHYDRO ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                1,643,212

                                                                                                                          5,488,465
                                                                                                                      -------------
SINGAPORE: 1.07%
      606,490   MOBILONE LIMITED (COMMUNICATIONS)                                                                           934,113
      787,000   NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)<<                                                     1,858,222
      126,000   SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                      1,428,021

                                                                                                                          4,220,356
                                                                                                                      -------------
SPAIN: 4.01%
       75,800   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)<<                                            1,669,393
      327,000   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                              6,515,117
      152,400   REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                      5,259,570
       82,400   TELEFONICA SA (COMMUNICATIONS)                                                                            2,367,629

                                                                                                                         15,811,709
                                                                                                                      -------------
SWEDEN: 3.16%
       87,600   ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)<<                                                                                              1,437,431
      270,600   NORDEA AB (DEPOSITORY INSTITUTIONS)<<                                                                     4,385,634
       70,500   SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                                2,052,644

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 157


INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
SWEDEN (continued)
       22,200   SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                 $     622,079
      262,000   VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)<<                                                             3,968,461

                                                                                                                         12,466,249
                                                                                                                      -------------
SWITZERLAND: 6.07%
       37,700   BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                  3,746,843
       26,300   CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)<<                                                 959,205
      112,200   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                  5,711,117
        3,700   GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)+                                                              1,832,117
       43,700   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                 2,239,785
        3,700   RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                           1,415,769
        9,000   SWISSCOM AG (COMMUNICATIONS)                                                                              3,083,526
       27,200   UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                        790,446
        2,000   VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                              521,599
        7,800   VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                                  1,722,425
        6,000   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)<<                                                       1,889,538

                                                                                                                         23,912,370
                                                                                                                      -------------
UNITED KINGDOM: 20.27%
      175,800   ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                        1,809,044
      149,000   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                             5,571,199
      114,500   AVIVA PLC (INSURANCE CARRIERS)                                                                            1,403,214
      539,900   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                    4,853,925
       89,600   BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                BUILDERS)                                                                                                   735,301
      637,900   BP PLC (OIL & GAS EXTRACTION)                                                                             6,481,926
      257,000   BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 952,523
      332,100   BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                                          1,596,666
    1,016,100   BT GROUP PLC (COMMUNICATIONS)                                                                             4,381,045
      181,087   DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                        1,933,531
      390,000   DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                    1,211,324
    1,057,400   DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                        1,332,584
      414,000   GKN PLC (TRANSPORTATION EQUIPMENT)                                                                        2,499,841
       85,100   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                         1,800,397
      131,200   GREENE KING PLC (FOOD & KINDRED PRODUCTS)                                                                 1,471,173
      298,900   HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                        3,321,968
      234,300   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                               3,859,508
      172,200   JJB SPORTS PLC (APPAREL & ACCESSORY STORES)                                                                 372,513
      593,200   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                            5,309,568
      237,100   NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                                434,090
    1,123,200   OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                       2,463,207
      315,100   PREMIER FOODS PLC (WHOLESALE TRADE-DURABLE GOODS)                                                           701,966
      962,500   ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                             2,458,447
      255,100   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                                1,707,434
      264,000   ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                      8,886,104
      319,900   TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                 3,428,384
      212,947   TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         792,417
    2,709,400   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                       8,114,160

                                                                                                                         79,883,459
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $373,640,790)                                                                                 378,396,140
                                                                                                                      -------------
COLLATERAL FOR SECURITIES LENDING: 7.41%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 7.41%
   29,204,017   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                         29,204,017
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $29,204,017)                                                               29,204,017
                                                                                                                      -------------

158 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS: 2.29%
    9,021,416   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          $   9,021,416
                                                                                                                      -------------

                                                                                                                          9,021,416
                                                                                                                      -------------
TOTAL SHORT-TERM INVESTMENTS (COST $9,021,416)

TOTAL INVESTMENTS IN SECURITIES
(COST $411,866,223)*                                                      105.68%                                     $ 416,621,573

OTHER ASSETS AND LIABILITIES, NET                                          (5.68)                                       (22,396,587)
                                                                          ------                                      -------------

TOTAL NET ASSETS                                                          100.00%                                     $ 394,224,986
                                                                          ------                                      -------------

--------------------------------------------------------------------------------
 <<   All or a portion of this security is on loan. (See Note 2)

  +   Non-income earning securities.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $9,021,416.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 159


LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 97.01%

APPAREL & ACCESSORY STORES: 1.30%
       96,090   GAP INCORPORATED                                                                                      $   1,891,050
                                                                                                                      -------------
BIOPHARMACEUTICALS: 3.80%
       22,150   GENENTECH INCORPORATED+                                                                                   1,798,137
       25,100   GENZYME CORPORATION+                                                                                      1,870,954
       36,310   GILEAD SCIENCES INCORPORATED+                                                                             1,871,054

                                                                                                                          5,540,145
                                                                                                                      -------------
BUSINESS SERVICES: 12.91%
       49,520   ADOBE SYSTEMS INCORPORATED+                                                                               1,762,417
       56,860   BMC SOFTWARE INCORPORATED+<<                                                                              1,849,087
       71,840   CA INCORPORATED                                                                                           1,616,400
       62,540   JUNIPER NETWORKS INCORPORATED+                                                                            1,563,500
        7,200   MASTERCARD INCORPORATED CLASS A<<                                                                         1,605,528
      132,580   MICROSOFT CORPORATION                                                                                     3,762,620
       34,300   OMNICOM GROUP INCORPORATED                                                                                1,515,374
       94,600   ORACLE CORPORATION+                                                                                       1,850,376
      104,670   SUN MICROSYSTEMS INCORPORATED+                                                                            1,625,525
       99,620   SYMANTEC CORPORATION+                                                                                     1,655,684

                                                                                                                         18,806,511
                                                                                                                      -------------
CHEMICALS & ALLIED PRODUCTS: 5.03%
       50,230   CELANESE CORPORATION CLASS A                                                                              1,961,482
       35,470   ELI LILLY & COMPANY                                                                                       1,829,897
       43,220   FOREST LABORATORIES INCORPORATED+                                                                         1,729,232
       16,290   MONSANTO COMPANY                                                                                          1,816,335

                                                                                                                          7,336,946
                                                                                                                      -------------
COMMUNICATIONS: 2.38%
       43,500   AMERICAN TOWER CORPORATION CLASS A+                                                                       1,705,635
       71,270   DIRECTV GROUP INCORPORATED+                                                                               1,766,783

                                                                                                                          3,472,418
                                                                                                                      -------------
DEPOSITORY INSTITUTIONS: 1.47%
       27,080   STATE STREET CORPORATION                                                                                  2,139,320
                                                                                                                      -------------
ELECTRIC, GAS & SANITARY SERVICES: 2.32%
       18,160   CONSTELLATION ENERGY GROUP INCORPORATED                                                                   1,602,983
      106,620   EL PASO CORPORATION                                                                                       1,774,157

                                                                                                                          3,377,140
                                                                                                                      -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 3.75%
       41,160   EMERSON ELECTRIC COMPANY                                                                                  2,118,094
       22,550   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                   1,598,795
       73,700   XILINX INCORPORATED                                                                                       1,750,375

                                                                                                                          5,467,264
                                                                                                                      -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.48%
       55,940   ACCENTURE LIMITED CLASS A                                                                                 1,967,410
       22,380   JACOBS ENGINEERING GROUP INCORPORATED+                                                                    1,646,944

                                                                                                                          3,614,354
                                                                                                                      -------------

160 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
FOOD & KINDRED PRODUCTS: 3.80%
       42,120   ARCHER DANIELS MIDLAND COMPANY                                                                        $   1,733,659
       19,210   BUNGE LIMITED<<                                                                                           1,668,965
       35,100   THE COCA-COLA COMPANY                                                                                     2,136,537

                                                                                                                          5,539,161
                                                                                                                      -------------
GENERAL MERCHANDISE STORES: 1.21%
       53,180   TJX COMPANIES INCORPORATED                                                                                1,758,663
                                                                                                                      -------------
HEALTH SERVICES: 1.13%
       22,370   LABORATORY CORPORATION OF AMERICA HOLDINGS+<<                                                             1,648,222
                                                                                                                      -------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.42%
       37,760   MCDERMOTT INTERNATIONAL INCORPORATED+                                                                     2,070,003
                                                                                                                      -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 15.34%
       29,970   AGCO CORPORATION+                                                                                         1,794,604
       17,860   APPLE INCORPORATED+                                                                                       2,562,910
       24,600   DEERE & COMPANY                                                                                           1,978,824
       36,350   GAMESTOP CORPORATION CLASS A+                                                                             1,879,659
       53,700   HEWLETT-PACKARD COMPANY                                                                                   2,451,942
       22,790   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               2,624,041
       42,210   MANITOWOC COMPANY INCORPORATED                                                                            1,722,168
       28,230   NATIONAL OILWELL VARCO INCORPORATED+                                                                      1,648,067
       27,750   PARKER HANNIFIN CORPORATION                                                                               1,922,243
       85,880   SEAGATE TECHNOLOGY                                                                                        1,798,327
       18,780   SPX CORPORATION                                                                                           1,970,022

                                                                                                                         22,352,807
                                                                                                                      -------------
INSURANCE CARRIERS: 3.36%
       26,260   ASSURANT INCORPORATED                                                                                     1,598,184
       30,600   CHUBB CORPORATION                                                                                         1,514,088
       29,650   METLIFE INCORPORATED                                                                                      1,786,709

                                                                                                                          4,898,981
                                                                                                                      -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.28%
       20,790   BECTON DICKINSON & COMPANY                                                                                1,784,822
       18,570   C.R. BARD INCORPORATED<<                                                                                  1,790,148
       33,910   RAYTHEON COMPANY                                                                                          2,190,925
       33,980   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                    1,931,423

                                                                                                                          7,697,318
                                                                                                                      -------------
MEDICAL EQUIPMENT & SUPPLIES: 1.23%
       41,430   ST. JUDE MEDICAL INCORPORATED+                                                                            1,789,362
                                                                                                                      -------------
MEDICAL PRODUCTS: 1.43%
       36,010   BAXTER INTERNATIONAL INCORPORATED                                                                         2,082,098
                                                                                                                      -------------
MOTION PICTURES: 1.15%
       53,400   WALT DISNEY COMPANY                                                                                       1,675,692
                                                                                                                      -------------
OIL & GAS EXTRACTION: 6.18%
       16,320   APACHE CORPORATION                                                                                        1,971,782
       18,480   DEVON ENERGY CORPORATION                                                                                  1,928,018
       25,500   OCCIDENTAL PETROLEUM CORPORATION                                                                          1,865,835
       53,260   SOUTHWESTERN ENERGY COMPANY+                                                                              1,794,329
       10,679   TRANSOCEAN INCORPORATED+                                                                                  1,443,801

                                                                                                                          9,003,765
                                                                                                                      -------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 161


LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
PETROLEUM REFINING & RELATED INDUSTRIES: 1.32%
       22,700   EXXON MOBIL CORPORATION                                                                               $   1,919,966
                                                                                                                      -------------
PRIMARY METAL INDUSTRIES: 1.24%
       26,770   NUCOR CORPORATION                                                                                         1,813,400
                                                                                                                      -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.25%
       46,030   VIACOM INCORPORATED CLASS B+                                                                              1,823,709
                                                                                                                      -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.08%
        3,342   CME GROUP INCORPORATED                                                                                    1,567,732
                                                                                                                      -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 2.69%
       83,520   CORNING INCORPORATED                                                                                      2,007,821
       33,920   OWENS-ILLINOIS INCORPORATED+                                                                              1,914,106

                                                                                                                          3,921,927
                                                                                                                      -------------
TOBACCO PRODUCTS: 2.46%
       24,420   ALTRIA GROUP INCORPORATED                                                                                   542,124
       24,960   LOEWS CORPORATION - CAROLINA GROUP                                                                        1,810,848
       24,420   PHILIP MORRIS INTERNATIONAL+                                                                              1,235,896

                                                                                                                          3,588,868
                                                                                                                      -------------
TRANSPORTATION EQUIPMENT: 8.49%
       22,980   BOEING COMPANY                                                                                            1,709,023
       23,250   GENERAL DYNAMICS CORPORATION                                                                              1,938,353
       27,140   GOODRICH CORPORATION                                                                                      1,560,821
       32,300   HONEYWELL INTERNATIONAL INCORPORATED                                                                      1,822,366
       17,550   LOCKHEED MARTIN CORPORATION                                                                               1,742,715
       24,440   NORTHROP GRUMMAN CORPORATION                                                                              1,901,676
       30,600   TEXTRON INCORPORATED                                                                                      1,695,852

                                                                                                                         12,370,806
                                                                                                                      -------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.51%
       32,380   NIKE INCORPORATED CLASS B                                                                                 2,201,840
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $134,374,992)                                                                                 141,369,468
                                                                                                                      -------------
COLLATERAL FOR SECURITIES LENDING: 4.99%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.20%
       21,103   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                  21,103
       89,619   BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                     89,619
       80,657   DREYFUS CASH MANAGEMENT FUND                                                                                 80,657
       98,581   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                       98,581

                                                                                                                            289,960
                                                                                                                      -------------

    PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 4.79%
$     188,200   AMSTEL FUNDING CORPORATION                                                 2.85%        04/16/2008          187,976
       33,159   APRECO LLC                                                                 2.70         04/17/2008           33,119
       35,848   APRECO LLC                                                                 3.10         04/07/2008           35,829
      216,878   ATLANTIC ASSET SECURITIZATION CORPORATION                                  2.80         04/21/2008          216,540
       13,981   ATLANTIC ASSET SECURITIZATION CORPORATION                                  3.00         04/18/2008           13,961
       44,809   BANCO SANTANDER TOTTA LOAN+/-++                                            2.83         10/15/2008           44,765
      293,054   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $293,079)                                                  3.10         04/01/2008          293,054
       44,809   BANK OF IRELAND+/-++                                                       3.06         10/14/2008           44,796

162 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       8,962   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $8,963)                                                    2.50%        04/01/2008    $       8,962
       35,848   BNP PARIBAS+/-                                                             3.13         08/07/2008           35,818
      112,920   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $112,930)                                                            3.04         04/01/2008          112,920
      198,058   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $198,075)                                                            3.08         04/01/2008          198,058
       94,996   BRYANT BANK FUNDING                                                        2.98         04/09/2008           94,933
       26,886   CAFCO LLC                                                                  2.70         04/18/2008           26,851
       73,846   CAFCO LLC                                                                  3.08         04/07/2008           73,808
      183,719   CHARIOT FUNDING LLC                                                        2.97         04/14/2008          183,522
      134,428   CHARTA LLC                                                                 3.08         04/09/2008          134,336
      116,504   CHEYNE FINANCE LLC+/-++(A)(I)^^                                            5.12         02/25/2008          104,854
       89,619   CHEYNE FINANCE LLC+/-++(A)(I)^^                                            5.18         05/19/2008           80,657
      179,238   CIESCO LLC                                                                 3.08         04/08/2008          179,130
      181,030   CLIPPER RECEIVABLES CORPORATION                                            3.32         04/01/2008          181,030
      287,676   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $287,701)                                   3.10         04/01/2008          287,676
      134,428   CULLINAN FINANCE CORPORATION+/-++                                          3.08         08/04/2008          134,025
       52,875   EBBETS FUNDING LLC                                                         3.65         04/01/2008           52,875
       91,411   ERASMUS CAPITAL CORPORATION                                                3.00         04/17/2008           91,289
       71,695   ERASMUS CAPITAL CORPORATION                                                3.09         04/10/2008           71,640
       89,619   EUREKA SECURITIZATION INCORPORATED                                         2.90         04/15/2008           89,518
       34,951   FAIRWAY FINANCE CORPORATION                                                2.80         04/15/2008           34,913
       44,809   FAIRWAY FINANCE CORPORATION                                                2.90         04/07/2008           44,788
      179,238   FIVE FINANCE INCORPORATED+/-++                                             4.50         07/09/2008          178,435
      145,003   GALLEON CAPITAL LLC                                                        2.88         04/16/2008          144,829
       71,695   GALLEON CAPITAL LLC                                                        3.10         04/18/2008           71,590
       93,204   GEMINI SECURITIZATION INCORPORATED                                         2.85         04/23/2008           93,041
      125,466   GEMINI SECURITIZATION INCORPORATED                                         3.32         04/02/2008          125,455
      131,740   GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $131,751)                                                  3.00         04/01/2008          131,740
      368,333   GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE AGREEMENT -
                102% COLLATERALIZED (MATURITY VALUE $368,365)                              3.15         04/01/2008          368,333
       17,924   HARRIER FINANCE FUNDING LLC+/-                                             2.62         04/25/2008           17,924
      116,504   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              2.90         10/16/2008          116,504
       44,809   INTESA BANK (IRELAND) PLC+/-++                                             2.61         10/24/2008           44,768
      108,439   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $108,448)                                                            3.10         04/01/2008          108,439
       77,072   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $77,079)                                    3.04         04/01/2008           77,072
       17,924   KESTREL FUNDING US LLC+/-                                                  2.62         04/25/2008           17,924
       62,733   LIBERTY STREET FUNDING CORPORATION                                         3.00         04/07/2008           62,702
       89,619   LINKS FINANCE LLC+/-++                                                     3.09         08/15/2008           89,016
      134,428   MONT BLANC CAPITAL CORPORATION                                             2.86         04/24/2008          134,183
        1,434   MONT BLANC CAPITAL CORPORATION                                             3.20         04/09/2008            1,433
       86,034   MONT BLANC CAPITAL CORPORATION                                             3.25         04/04/2008           86,011
        8,290   MORGAN STANLEY+/-                                                          2.94         10/15/2008            8,286
      135,324   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $135.336)                                                  3.08         04/01/2008          135,324
       76,757   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $76,762)                                                   2.50         04/01/2008           76,757
       89,619   NORTHERN ROCK PLC+/-++                                                     3.14         10/03/2008           89,049
      125,466   OLD LINE FUNDING CORPORATION                                               2.79         04/22/2008          125,262
       81,367   OLD LINE FUNDING CORPORATION                                               3.04         04/04/2008           81,346
       25,989   PICAROS FUNDING LLC                                                        2.60         04/11/2008           25,971
       89,619   RANGER FUNDING CORPORATION                                                 2.71         04/18/2008           89,504
       53,771   SCALDIS CAPITAL LIMITED                                                    2.82         04/17/2008           53,704
       64,526   SEDNA FINANCE INCORPORATED+/-++                                            3.03         04/10/2008           64,505
       53,771   SHEFFIELD RECEIVABLES CORPORATION                                          3.25         04/02/2008           53,766
       35,848   SLM CORPORATION+/-++                                                       2.94         05/12/2008           35,783

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 163


LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      55,564   STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                                5.27%        04/03/2008    $      49,541
       89,619   STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                                5.47         02/15/2008           79,904
       10,754   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         2.85         04/03/2008           10,753
       89,619   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         2.85         04/15/2008           89,520
      112,920   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         3.10         04/15/2008          112,784
       53,771   THUNDER BAY FUNDING INCORPORATED                                           2.75         04/15/2008           53,714
       30,033   THUNDER BAY FUNDING INCORPORATED                                           2.80         04/04/2008           30,026
       89,619   TULIP FUNDING CORPORATION                                                  2.88         04/21/2008           89,475
       44,809   UNICREDITO ITALIANO BANK (IRELAND)+/-                                      2.84         10/14/2008           44,780
       44,809   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         3.09         10/08/2008           44,784
       26,886   VARIABLE FUNDING CAPITAL CORPORATION                                       3.02         04/04/2008           26,879
       89,619   VERSAILLES CDS LLC                                                         3.00         04/11/2008           89,544
       44,809   VERSAILLES CDS LLC                                                         3.45         04/08/2008           44,779
       77,072   VICTORIA FINANCE LLC+/-++(A)(I)^^                                          3.44         07/28/2008           68,718
       44,809   VICTORIA FINANCE LLC+/-++(A)(I)^^                                          3.47         08/07/2008           39,952
       89,619   WHITE PINE FINANCE LLC+/-++(A)(I)^^                                        5.41         02/22/2008           85,138
      215,085   YORKTOWN CAPITAL LLC                                                       2.72         04/03/2008          215,052

                                                                                                                          6,975,642
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $7,370,781)                                                                 7,265,602
                                                                                                                      -------------

       SHARES
SHORT-TERM INVESTMENTS: 3.49%
    5,093,290   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              5,093,290
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,093,290)                                                                            5,093,290
                                                                                                                      -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $146,839,063)*                           105.49%                                                                $ 153,728,360

OTHER ASSETS AND LIABILITIES, NET               (5.49)                                                                   (8,005,552)
                                               ------                                                                 -------------

TOTAL NET ASSETS                               100.00%                                                                $ 145,722,808
                                               ------                                                                 -------------

--------------------------------------------------------------------------------
  +   Non-income earning securities.

 <<   All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $5,093,290.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

164 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 98.11%

APPAREL & ACCESSORY STORES: 1.46%
      675,800   KOHL'S CORPORATION+<<                                                                                 $  28,985,062
                                                                                                                      -------------

BIOPHARMACEUTICALS: 5.80%
      899,600   GENENTECH INCORPORATED+<<                                                                                73,029,528
      566,240   GENZYME CORPORATION+                                                                                     42,207,530

                                                                                                                        115,237,058
                                                                                                                      -------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 5.31%
    1,137,700   FASTENAL COMPANY<<                                                                                       52,254,561
    2,322,000   LOWE'S COMPANIES INCORPORATED<<                                                                          53,266,680

                                                                                                                        105,521,241
                                                                                                                      -------------
BUSINESS SERVICES: 17.66%
      707,700   AUTOMATIC DATA PROCESSING INCORPORATED                                                                   29,999,403
    2,987,370   EBAY INCORPORATED+                                                                                       89,143,121
      209,400   GOOGLE INCORPORATED CLASS A+                                                                             92,234,418
    4,906,498   MICROSOFT CORPORATION<<                                                                                 139,246,413

                                                                                                                        350,623,355
                                                                                                                      -------------

CHEMICALS & ALLIED PRODUCTS: 1.90%
      903,800   AMGEN INCORPORATED+                                                                                      37,760,764
                                                                                                                      -------------

DEPOSITORY INSTITUTIONS: 1.12%
    1,042,800   WESTERN UNION COMPANY                                                                                    22,180,356
                                                                                                                      -------------

E-COMMERCE/SERVICES: 1.34%
      374,500   AMAZON.COM INCORPORATED+<<                                                                               26,701,850
                                                                                                                      -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 15.56%
    4,604,343   CISCO SYSTEMS INCORPORATED+                                                                             110,918,623
    1,072,200   LINEAR TECHNOLOGY CORPORATION<<                                                                          32,905,818
    3,690,500   NOKIA OYJ ADR                                                                                           117,468,615
    1,683,300   TEXAS INSTRUMENTS INCORPORATED                                                                           47,586,891

                                                                                                                        308,879,947
                                                                                                                      -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 4.11%
    2,380,500   PAYCHEX INCORPORATED<<                                                                                   81,555,930
                                                                                                                      -------------

GENERAL MERCHANDISE STORES: 6.14%
    1,692,460   TARGET CORPORATION<<                                                                                     85,773,873
      686,200   WAL-MART STORES INCORPORATED<<                                                                           36,149,016

                                                                                                                        121,922,889
                                                                                                                      -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.97%
    1,560,500   EMC CORPORATION                                                                                          22,377,570
    2,663,570   INTEL CORPORATION                                                                                        56,414,413

                                                                                                                         78,791,983
                                                                                                                      -------------

INSURANCE CARRIERS: 2.51%
    1,153,266   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                49,878,755
                                                                                                                      -------------

MEDICAL EQUIPMENT & SUPPLIES: 5.77%
    2,369,410   MEDTRONIC INCORPORATED                                                                                  114,608,362
                                                                                                                      -------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 165


LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                              VALUE
PERSONAL SERVICES: 0.98%
      682,850   CINTAS CORPORATION                                                                                    $  19,488,539
                                                                                                                      -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 20.81%
    5,467,537   CHARLES SCHWAB CORPORATION                                                                              102,953,722
       52,000   CME GROUP INCORPORATED                                                                                   24,393,200
      626,600   FRANKLIN RESOURCES INCORPORATED                                                                          60,773,934
      965,990   GOLDMAN SACHS GROUP INCORPORATED                                                                        159,765,086
      426,700   LEGG MASON INCORPORATED<<                                                                                23,886,666
      827,300   T. ROWE PRICE GROUP INCORPORATED<<                                                                       41,365,000

                                                                                                                        413,137,608
                                                                                                                      -------------

TRANSPORTATION SERVICES: 3.67%
      738,800   C.H. ROBINSON WORLDWIDE INCORPORATED                                                                     40,190,720
      725,700   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED<<                                                    32,787,124

                                                                                                                         72,977,844
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $1,734,699,725)                                                                             1,948,251,543
                                                                                                                      -------------
COLLATERAL FOR SECURITIES LENDING: 11.94%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.48%
      688,609   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 688,609
    2,924,355   BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                  2,924,355
    2,631,919   DREYFUS CASH MANAGEMENT FUND                                                                              2,631,919
    3,216,790   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    3,216,790

                                                                                                                          9,461,673
                                                                                                                      -------------
    PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 11.46%
$   6,141,145   AMSTEL FUNDING CORPORATION                                                 2.85%        04/16/2008        6,133,853
    1,082,011   APRECO LLC                                                                 2.70         04/17/2008        1,080,713
    1,169,742   APRECO LLC                                                                 3.10         04/07/2008        1,169,138
    7,076,939   ATLANTIC ASSET SECURITIZATION CORPORATION                                  2.80         04/21/2008        7,065,930
      456,199   ATLANTIC ASSET SECURITIZATION CORPORATION                                  3.00         04/18/2008          455,553
    1,462,177   BANCO SANTANDER TOTTA LOAN+/-++                                            2.83         10/15/2008        1,460,717
    9,562,641   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $9,563,464)                                                3.10         04/01/2008        9,562,641
    1,462,177   BANK OF IRELAND+/-++                                                       3.06         10/14/2008        1,461,732
      292,436   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $292,456)                                                            2.50         04/01/2008          292,436
    1,169,742   BNP PARIBAS+/-                                                             3.13         08/07/2008        1,168,790
    3,684,687   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $3,684,998)                                                          3.04         04/01/2008        3,684,687
    6,462,824   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $6,463,377)                                                          3.08         04/01/2008        6,462,824
    3,099,816   BRYANT BANK FUNDING                                                        2.98         04/09/2008        3,097,763
      877,306   CAFCO LLC                                                                  2.70         04/18/2008          876,188
    2,409,668   CAFCO LLC                                                                  3.08         04/07/2008        2,408,432
    5,994,928   CHARIOT FUNDING LLC                                                        2.97         04/14/2008        5,988,498
    4,386,532   CHARTA LLC                                                                 3.08         04/09/2008        4,383,530
    3,801,661   CHEYNE FINANCE LLC+/-++(A)(I)^^                                            5.12         02/25/2008        3,421,495
    2,924,355   CHEYNE FINANCE LLC+/-++(A)(I)^^                                            5.18         05/19/2008        2,631,919
    5,848,710   CIESCO LLC                                                                 3.08         04/08/2008        5,845,207
    5,907,197   CLIPPER RECEIVABLES CORPORATION                                            3.32         04/01/2008        5,907,197
    9,387,179   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $9,387,987)                                 3.10         04/01/2008        9,387,179
    4,386,532   CULLINAN FINANCE CORPORATION+/-++                                          3.08         08/04/2008        4,373,377
    1,725,369   EBBETS FUNDING LLC                                                         3.65         04/01/2008        1,725,369

166 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   2,982,842   ERASMUS CAPITAL CORPORATION                                                3.00%        04/17/2008    $   2,978,865
    2,339,484   ERASMUS CAPITAL CORPORATION                                                3.09         04/10/2008        2,337,677
    2,924,355   EUREKA SECURITIZATION INCORPORATED                                         2.90         04/15/2008        2,921,057
    1,140,498   FAIRWAY FINANCE CORPORATION                                                2.80         04/15/2008        1,139,257
    1,462,177   FAIRWAY FINANCE CORPORATION                                                2.90         04/07/2008        1,461,471
    5,848,710   FIVE FINANCE INCORPORATED+/-++                                             4.50         07/09/2008        5,822,531
    4,731,606   GALLEON CAPITAL LLC                                                        2.88         04/16/2008        4,725,928
    2,339,484   GALLEON CAPITAL LLC                                                        3.10         04/18/2008        2,336,059
    3,041,329   GEMINI SECURITIZATION INCORPORATED                                         2.85         04/23/2008        3,036,032
    4,094,097   GEMINI SECURITIZATION INCORPORATED                                         3.32         04/02/2008        4,093,719
    4,298,802   GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $4,299,160)                                                3.00         04/01/2008        4,298,802
   12,019,099   GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE AGREEMENT -
                102% COLLATERALIZED (MATURITY VALUE $12,020,151)                           3.15         04/01/2008       12,019,099
      584,871   HARRIER FINANCE FUNDING LLC+/-                                             2.62         04/25/2008          584,871
    3,801,661   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              2.90         10/16/2008        3,801,661
    1,462,177   INTESA BANK (IRELAND) PLC+/-++                                             2.61         10/24/2008        1,460,829
    3,538,470   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $3,538,775)                                                          3.10         04/01/2008        3,538,470
    2,514,945   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $2,515,157)                                 3.04         04/01/2008        2,514,945
      584,871   KESTREL FUNDING US LLC+/-                                                  2.62         04/25/2008          584,871
    2,047,048   LIBERTY STREET FUNDING CORPORATION                                         3.00         04/07/2008        2,046,025
    2,924,355   LINKS FINANCE LLC+/-++                                                     3.09         08/15/2008        2,904,697
    4,386,532   MONT BLANC CAPITAL CORPORATION                                             2.86         04/24/2008        4,378,545
       46,790   MONT BLANC CAPITAL CORPORATION                                             3.20         04/09/2008           46,756
    2,807,381   MONT BLANC CAPITAL CORPORATION                                             3.25         04/04/2008        2,806,620
      270,503   MORGAN STANLEY+/-                                                          2.94         10/15/2008          270,366
    2,504,659   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $2,504,833)                                                          2.50         04/01/2008        2,504,659
    4,415,776   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $4,416,154)                                                          3.08         04/01/2008        4,415,776
    2,924,355   NORTHERN ROCK PLC+/-++                                                     3.14         10/03/2008        2,905,762
    4,094,097   OLD LINE FUNDING CORPORATION                                               2.79         04/22/2008        4,087,434
    2,655,080   OLD LINE FUNDING CORPORATION                                               3.04         04/04/2008        2,654,408
      848,063   PICAROS FUNDING LLC                                                        2.60         04/11/2008          847,450
    2,924,355   RANGER FUNDING CORPORATION                                                 2.71         04/18/2008        2,920,613
    1,754,613   SCALDIS CAPITAL LIMITED                                                    2.82         04/17/2008        1,752,414
    2,105,536   SEDNA FINANCE INCORPORATED+/-++                                            3.03         04/10/2008        2,104,876
    1,754,613   SHEFFIELD RECEIVABLES CORPORATION                                          3.25         04/02/2008        1,754,455
    1,169,742   SLM CORPORATION+/-++                                                       2.94         05/12/2008        1,167,633
    1,813,100   STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                                5.27         04/03/2008        1,616,560
    2,924,355   STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                                5.47         02/15/2008        2,607,355
      350,923   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         2.85         04/03/2008          350,867
    2,924,355   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         2.85         04/15/2008        2,921,114
    3,684,687   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         3.10         04/15/2008        3,680,245
    1,754,613   THUNDER BAY FUNDING INCORPORATED                                           2.75         04/15/2008        1,752,737
      980,010   THUNDER BAY FUNDING INCORPORATED                                           2.80         04/04/2008          979,781
    2,924,355   TULIP FUNDING CORPORATION                                                  2.88         04/21/2008        2,919,676
    1,462,177   UNICREDITO ITALIANO BANK (IRELAND)+/-                                      2.84         10/14/2008        1,461,205
    1,462,177   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         3.09         10/08/2008        1,461,347
      877,306   VARIABLE FUNDING CAPITAL CORPORATION                                       3.02         04/04/2008          877,086
    2,924,355   VERSAILLES CDS LLC                                                         3.00         04/11/2008        2,921,918
    1,462,177   VERSAILLES CDS LLC                                                         3.45         04/08/2008        1,461,197
    2,514,945   VICTORIA FINANCE LLC+/-++(A)(I)^^                                          3.44         07/28/2008        2,242,325

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 167


LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE   MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   1,462,177   VICTORIA FINANCE LLC+/-++(A)(I)^^                                          3.47%        08/07/2008  $     1,303,677
    2,924,355   WHITE PINE FINANCE LLC+/-++(A)(I)^^                                        5.41         02/22/2008        2,778,137
    7,018,452   YORKTOWN CAPITAL LLC                                                       2.72         04/03/2008        7,017,393
                                                                                                                        227,622,421
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $239,520,774)                                                             237,084,094
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS: 0.82%
   16,208,568   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             16,208,568

TOTAL SHORT-TERM INVESTMENTS (COST $16,208,568)                                                                          16,208,568
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,990,429,067)*                                  110.87%                                                     $ 2,201,544,205

OTHER ASSETS AND LIABILITIES, NET                       (10.87)                                                        (215,876,062)
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $ 1,985,668,143
                                                        ------                                                      ---------------

----------
  +   Non-income earning securities.

 <<   All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++ Short-term security of an affiliate of the Fund with a cost of $16,208,568.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

168 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 99.32%

AMUSEMENT & RECREATION SERVICES: 0.33%
       14,943   MULTIMEDIA GAMES INCORPORATED<<+                                                                      $      79,796
       26,831   WMS INDUSTRIES INCORPORATED<<+                                                                              965,111

                                                                                                                          1,044,907
                                                                                                                      -------------
APPAREL & ACCESSORY STORES: 0.98%
       16,138   CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                       279,833
       15,226   CHILDREN'S PLACE RETAIL STORES INCORPORATED<<+                                                              373,951
       22,994   CHRISTOPHER & BANKS CORPORATION<<                                                                           229,710
       29,195   DRESS BARN INCORPORATED<<+                                                                                  377,783
       31,216   FINISH LINE INCORPORATED CLASS A<<                                                                          148,588
       28,172   HOT TOPIC INCORPORATED<<+                                                                                   121,421
       11,750   JOS. A. BANK CLOTHIERS INCORPORATED<<+                                                                      240,875
       26,763   STAGE STORES INCORPORATED                                                                                   433,561
       20,178   THE CATO CORPORATION CLASS A                                                                                301,459
       15,964   TWEEN BRANDS INCORPORATED<<+                                                                                394,949
       11,622   ZUMIEZ INCORPORATED<<+                                                                                      182,349

                                                                                                                          3,084,479
                                                                                                                      -------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.75%
       18,525   GYMBOREE CORPORATION<<+                                                                                     738,777
       12,191   MAIDENFORM BRANDS INCORPORATED+                                                                             198,348
       80,711   QUIKSILVER INCORPORATED<<+                                                                                  791,775
       21,046   SKECHERS U.S.A. INCORPORATED CLASS A+                                                                       425,340
        9,443   VOLCOM INCORPORATED+                                                                                        190,843

                                                                                                                          2,345,083
                                                                                                                      -------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.21%
       10,327   LITHIA MOTORS INCORPORATED CLASS A<<                                                                        104,922
       11,869   MARINEMAX INCORPORATED<<+                                                                                   147,888
       19,018   SONIC AUTOMOTIVE INCORPORATED                                                                               390,820

                                                                                                                            643,630
                                                                                                                      -------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.30%
        9,247   MIDAS INCORPORATED<<+                                                                                       158,956
       25,377   WRIGHT EXPRESS CORPORATION<<+                                                                               779,835

                                                                                                                            938,791
                                                                                                                      -------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.11%
        7,965   M/I HOMES INCORPORATED                                                                                      135,246
       41,972   STANDARD-PACIFIC CORPORATION<<+                                                                             203,984

                                                                                                                            339,230
                                                                                                                      -------------
BUSINESS SERVICES: 9.07%
       34,651   AARON RENTS INCORPORATED                                                                                    746,383
       28,551   ABM INDUSTRIES INCORPORATED                                                                                 640,684
       14,749   ADMINISTAFF INCORPORATED                                                                                    348,224
       36,782   ALLSCRIPTS HEALTHCARE SOLUTIONS INCORPORATED<<+                                                             379,590
       19,460   AMN HEALTHCARE SERVICES INCORPORATED+                                                                       300,073
       10,250   ANSOFT CORPORATION+                                                                                         312,830
       50,633   ANSYS INCORPORATED<<+                                                                                     1,747,851
       18,300   ARBITRON INCORPORATED<<                                                                                     789,828
        8,540   BANKRATE INCORPORATED<<+                                                                                    426,061
       29,116   BLACKBAUD INCORPORATED                                                                                      706,936

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 169


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
BUSINESS SERVICES (continued)
       24,691   BLUE COAT SYSTEMS INCORPORATED<<+                                                                     $     544,190
       35,111   BRADY CORPORATION CLASS A                                                                                 1,173,761
       16,993   BRIGHT HORIZONS FAMILY SOLUTIONS INCORPORATED+                                                              731,379
       19,444   CACI INTERNATIONAL INCORPORATED CLASS A+                                                                    885,674
       17,222   CAPTARIS INCORPORATED+                                                                                       76,121
       34,573   CIBER INCORPORATED+                                                                                         169,408
       28,035   COGNEX CORPORATION                                                                                          612,004
       28,471   CONCUR TECHNOLOGIES INCORPORATED<<+                                                                         884,025
       44,486   CYBERSOURCE CORPORATION<<+                                                                                  649,940
       19,254   DEALERTRACK HOLDINGS INCORPORATED<<+                                                                        389,316
       37,744   EPICOR SOFTWARE CORPORATION<<+                                                                              422,733
       27,433   FACTSET RESEARCH SYSTEMS INCORPORATED<<                                                                   1,477,816
       15,298   GERBER SCIENTIFIC INCORPORATED+                                                                             135,999
       15,056   GEVITY HR INCORPORATED                                                                                      130,385
       27,741   HEALTHCARE SERVICES GROUP<<                                                                                 572,569
       11,167   HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED                                                             363,263
       14,235   HMS HOLDINGS CORPORATION<<+                                                                                 406,409
       56,888   INFORMATICA CORPORATION<<+                                                                                  970,509
       22,210   INFOSPACE INCORPORATED+                                                                                     256,970
       17,155   JDA SOFTWARE GROUP INCORPORATED+                                                                            313,079
       11,978   LOJACK CORPORATION+                                                                                         151,402
       15,829   MANHATTAN ASSOCIATES INCORPORATED<<+                                                                        362,959
       18,880   NETWORK EQUIPMENT TECHNOLOGY INCORPORATED<<+                                                                124,042
       22,289   OMNICELL INCORPORATED+                                                                                      448,009
       22,897   ON ASSIGNMENT INCORPORATED+                                                                                 145,396
       14,187   PCTEL INCORPORATED+                                                                                          96,472
       20,624   PERFICIENT INCORPORATED+                                                                                    163,755
       27,336   PHASE FORWARD INCORPORATED+                                                                                 466,899
       17,710   PHOENIX TECHNOLOGIES LIMITED+                                                                               277,339
        9,800   PORTFOLIO RECOVERY ASSOCIATES INCORPORATED<<+                                                               420,322
       27,195   PROGRESS SOFTWARE CORPORATION+                                                                              813,674
       11,331   QUALITY SYSTEMS INCORPORATED<<                                                                              338,457
       17,394   RADIANT SYSTEMS INCORPORATED+                                                                               242,994
       14,509   RADISYS CORPORATION+                                                                                        146,396
       37,038   SECURE COMPUTING CORPORATION+                                                                               238,895
        8,458   SI INTERNATIONAL INCORPORATED+                                                                              162,309
       19,532   SMITH MICRO SOFTWARE INCORPORATED<<+                                                                        119,536
       36,111   SPHERION CORPORATION+                                                                                       220,999
       11,481   SPSS INCORPORATED<<+                                                                                        445,233
        7,333   STARTEK INCORPORATED+                                                                                        67,537
       13,580   STRATASYS INCORPORATED<<+                                                                                   241,724
       21,116   SYKES ENTERPRISES INCORPORATED+                                                                             371,430
       10,912   SYNNEX CORPORATION+                                                                                         231,553
       49,681   TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+                                                               1,267,859
       17,947   THE KNOT INCORPORATED<<+                                                                                    210,877
       42,989   THQ INCORPORATED+                                                                                           937,160
       18,550   TRADESTATION GROUP INCORPORATED<<+                                                                          158,046
       28,342   TRUEBLUE INCORPORATED<<+                                                                                    380,916
       43,882   UNITED ONLINE INCORPORATED                                                                                  463,394
       13,286   VIAD CORPORATION                                                                                            478,429
        8,667   VOLT INFORMATION SCIENCE INCORPORATED+                                                                      146,992
       29,366   WEBSENSE INCORPORATED<<+                                                                                    550,613

                                                                                                                         28,455,628
                                                                                                                      -------------

170 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
CASINO & GAMING: 0.16%
       38,740   PINNACLE ENTERTAINMENT INCORPORATED<<+                                                                $     495,872
                                                                                                                      -------------
CHEMICALS & ALLIED PRODUCTS: 4.18%
       28,544   ALPHARMA INCORPORATED CLASS A<<+                                                                            748,138
       16,052   ARCH CHEMICALS INCORPORATED                                                                                 598,098
       22,319   ARQULE INCORPORATED<<+                                                                                       95,525
       18,753   CAMBREX CORPORATION+                                                                                        129,958
       12,384   CHATTEM INCORPORATED<<+                                                                                     821,555
       36,337   CUBIST PHARMACEUTICALS INCORPORATED<<+                                                                      669,328
       22,229   GEORGIA GULF CORPORATION<<                                                                                  154,047
       37,169   HB FULLER COMPANY                                                                                           758,619
       39,397   IDEXX LABORATORIES INCORPORATED+                                                                          1,940,696
       45,225   IMMUCOR INCORPORATED+                                                                                       965,102
       10,090   MANNATECH INCORPORATED<<                                                                                     71,942
       21,241   MARTEK BIOSCIENCES CORPORATION<<+                                                                           649,337
        8,883   NEWMARKET CORPORATION                                                                                       670,222
       15,869   NOVEN PHARMACEUTICALS INCORPORATED+                                                                         142,504
       19,434   OM GROUP INCORPORATED<<+                                                                                  1,059,930
       27,546   OMNOVA SOLUTIONS INCORPORATED+                                                                              109,909
       36,370   PAREXEL INTERNATIONAL CORPORATION<<+                                                                        949,257
        7,251   PENFORD CORPORATION                                                                                         157,564
       19,621   PHARMERICA CORPORATION<<+                                                                                   325,120
       60,212   POLYONE CORPORATION+                                                                                        383,550
        6,610   QUAKER CHEMICAL CORPORATION                                                                                 206,827
       30,759   SALIX PHARMACEUTICALS LIMITED<<+                                                                            193,167
       23,456   SCIELE PHARMA INCORPORATED<<+                                                                               457,392
        9,921   SURMODICS INCORPORATED<<+                                                                                   415,491
       26,782   TRONOX INCORPORATED CLASS B                                                                                 104,450
        5,423   USANA HEALTH SCIENCES INCORPORATED<<+                                                                       119,469
       13,824   ZEP INCORPORATED                                                                                            224,225

                                                                                                                         13,121,422
                                                                                                                      -------------
COAL MINING: 1.24%
       52,026   MASSEY ENERGY COMPANY                                                                                     1,898,949
       17,174   PATRIOT COAL CORPORATION+                                                                                   806,663
       26,909   PENN VIRGINIA CORPORATION<<                                                                               1,186,418

                                                                                                                          3,892,030
                                                                                                                      -------------
COMMUNICATIONS: 1.25%
       19,520   ANIXTER INTERNATIONAL INCORPORATED<<+                                                                     1,250,061
       11,817   AUDIOVOX CORPORATION CLASS A+                                                                               126,206
       33,226   BRIGHTPOINT INCORPORATED+                                                                                   277,771
       57,680   FAIRPOINT COMMUNICATIONS INCORPORATED                                                                       520,274
       29,212   GENERAL COMMUNICATION INCORPORATED CLASS A+                                                                 179,362
       31,456   J2 GLOBAL COMMUNICATIONS INCORPORATED<<+                                                                    702,098
       48,436   LIVE NATION INCORPORATED<<+                                                                                 587,529
       21,172   NOVATEL WIRELESS INCORPORATED+                                                                              204,945
       52,440   RADIO ONE INCORPORATED CLASS D+                                                                              79,709

                                                                                                                          3,927,955
                                                                                                                      -------------
COMPUTERS-INTEGRATED SYSTEMS: 0.05%
       14,709   AGILYSYS INCORPORATED                                                                                       170,624
                                                                                                                      -------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 171


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.93%
       50,122   CHAMPION ENTERPRISES INCORPORATED<<+                                                                  $     502,724
       15,608   CHEMED CORPORATION                                                                                          658,658
       11,761   DREW INDUSTRIES INCORPORATED<<+                                                                             287,674
       42,160   EMCOR GROUP INCORPORATED+                                                                                   936,374
       17,755   INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                               245,552
       17,237   MATRIX SERVICE COMPANY+                                                                                     296,132

                                                                                                                          2,927,114
                                                                                                                      -------------
DEPOSITORY INSTITUTIONS: 6.75%
       11,447   ANCHOR BANCORP WISCONSIN INCORPORATED<<                                                                     217,150
       31,415   BANK MUTUAL CORPORATION                                                                                     337,397
       26,819   BANKATLANTIC BANCORP INCORPORATED CLASS A                                                                   104,862
       20,280   BANKUNITED FINANCIAL CORPORATION CLASS A<<                                                                  101,603
       24,191   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                            256,183
       37,641   BROOKLINE BANCORP INCORPORATED                                                                              432,119
       18,105   CASCADE BANCORP<<                                                                                           173,084
       18,587   CENTRAL PACIFIC FINANCIAL CORPORATION<<                                                                     350,367
       11,621   COLUMBIA BANKING SYSTEM INCORPORATED                                                                        260,078
       19,157   COMMUNITY BANK SYSTEM INCORPORATED<<                                                                        470,496
       20,623   CORUS BANKSHARES INCORPORATED<<                                                                             200,662
       16,219   DIME COMMUNITY BANCSHARES                                                                                   283,508
       12,602   DOWNEY FINANCIAL CORPORATION<<                                                                              231,625
       40,813   EAST WEST BANCORP INCORPORATED                                                                              724,431
       49,028   FIRST BANCORP PUERTO RICO<<                                                                                 498,124
       41,138   FIRST COMMONWEALTH FINANCIAL CORPORATION                                                                    476,789
       19,803   FIRST FINANCIAL BANCORP<<                                                                                   266,350
       31,379   FIRST MIDWEST BANCORP INCORPORATED                                                                          871,395
        8,840   FIRSTFED FINANCIAL CORPORATION<<+                                                                           240,006
       23,763   FLAGSTAR BANCORP INCORPORATED<<+                                                                            171,569
       16,398   FRANKLIN BANK CORPORATION<<+                                                                                 49,686
       26,728   FRONTIER FINANCIAL CORPORATION<<                                                                            472,551
       34,831   GLACIER BANCORP INCORPORATED<<                                                                              667,710
       15,608   HANCOCK HOLDING COMPANY<<                                                                                   655,848
       24,902   HANMI FINANCIAL CORPORATION                                                                                 184,026
       12,881   INDEPENDENT BANK CORPORATION                                                                                133,705
       12,140   IRWIN FINANCIAL CORPORATION<<+                                                                               64,463
       15,703   JPMORGAN CHASE & COMPANY<<+                                                                                 174,146
       14,079   NARA BANK NATIONAL ASSOCIATION                                                                              182,886
       51,394   NATIONAL PENN BANCSHARES INCORPORATED<<                                                                     934,857
       42,908   OLD NATIONAL BANCORP<<                                                                                      772,344
       15,947   PRIVATEBANCORP INCORPORATED<<                                                                               501,852
       24,852   PROSPERITY BANCSHARES INCORPORATED                                                                          712,258
       20,441   PROVIDENT BANKSHARES CORPORATION<<                                                                          219,546
       19,194   SIGNATURE BANK<<+                                                                                           489,447
       46,924   SOUTH FINANCIAL GROUP INCORPORATED<<                                                                        697,291
       11,517   STERLING BANCORPORATION (NEW YORK)                                                                          178,859
       47,326   STERLING BANCSHARES INCORPORATED (TEXAS)                                                                    470,420
       33,395   STERLING FINANCIAL CORPORATION                                                                              521,296
       55,554   SUSQUEHANNA BANCSHARES INCORPORATED<<                                                                     1,131,635
       48,817   TRUSTCO BANK CORPORATION NEW YORK SHARES<<                                                                  433,983
       67,504   UCBH HOLDINGS INCORPORATED                                                                                  523,831
       23,236   UMB FINANCIAL CORPORATION                                                                                   957,323
       38,816   UMPQUA HOLDINGS CORPORATION                                                                                 602,036
       24,882   UNITED BANKSHARES INCORPORATED                                                                              663,105

172 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
DEPOSITORY INSTITUTIONS (continued)
       26,464   UNITED COMMUNITY BANKS INCORPORATED<<                                                                 $     449,359
       41,853   WHITNEY HOLDING CORPORATION<<                                                                             1,037,536
       11,344   WILSHIRE BANCORP INCORPORATED                                                                                86,668
       15,219   WINTRUST FINANCIAL CORPORATION                                                                              531,904

                                                                                                                         21,168,369
                                                                                                                      -------------
DURABLE GOODS - CONSUMER: 0.04%
       13,436   STURM, RUGER & COMPANY INCORPORATED+                                                                        110,713
                                                                                                                      -------------
EATING & DRINKING PLACES: 1.86%
       18,865   CALIFORNIA PIZZA KITCHEN INCORPORATED<<+                                                                    247,320
       17,219   CEC ENTERTAINMENT INCORPORATED+                                                                             497,285
       35,344   CKE RESTAURANTS INCORPORATED<<                                                                              396,560
        9,713   IHOP CORPORATION<<                                                                                          465,253
       38,503   JACK IN THE BOX INCORPORATED+                                                                             1,034,576
        8,036   LANDRY'S RESTAURANTS INCORPORATED<<                                                                         130,826
       14,319   O'CHARLEYS INCORPORATED                                                                                     164,955
       15,624   P.F. CHANG'S CHINA BISTRO INCORPORATED<<+                                                                   444,347
       13,425   PAPA JOHNS INTERNATIONAL INCORPORATED+                                                                      325,019
       10,867   RED ROBIN GOURMET BURGERS INCORPORATED+                                                                     408,273
       12,862   RUTH'S CHRIS STEAK HOUSE INCORPORATED<<+                                                                     88,876
       39,302   SONIC CORPORATION<<+                                                                                        866,216
       18,416   STEAK N SHAKE COMPANY<<+                                                                                    144,934
       34,858   TEXAS ROADHOUSE INCORPORATED CLASS A<<+                                                                     341,608
       40,774   TRIARC COMPANIES INCORPORATED CLASS B                                                                       281,748

                                                                                                                          5,837,796
                                                                                                                      -------------
EDUCATIONAL SERVICES: 0.05%
       13,547   UNIVERSAL TECHNICAL INSTITUTE INCORPORATED<<+                                                               158,906
                                                                                                                      -------------
ELECTRIC, GAS & SANITARY SERVICES: 5.06%
       16,738   ALLETE INCORPORATED<<                                                                                       646,422
       11,115   AMERICAN STATES WATER COMPANY<<                                                                             400,140
       58,144   ATMOS ENERGY CORPORATION                                                                                  1,482,672
       34,266   AVISTA CORPORATION                                                                                          670,243
        6,641   CENTRAL VERMONT PUBLIC SERVICE                                                                              158,720
        8,768   CH ENERGY GROUP INCORPORATED                                                                                341,075
       38,893   CLECO CORPORATION                                                                                           862,647
       29,183   EL PASO ELECTRIC COMPANY+                                                                                   623,641
       14,083   LACLEDE GROUP INCORPORATED                                                                                  501,777
       27,040   NEW JERSEY RESOURCES<<                                                                                      839,592
       17,068   NORTHWEST NATURAL GAS COMPANY                                                                               741,434
       47,447   PIEDMONT NATURAL GAS COMPANY<<                                                                            1,245,958
       19,147   SOUTH JERSEY INDUSTRIES INCORPORATED                                                                        672,251
       80,002   SOUTHERN UNION COMPANY                                                                                    1,861,639
       27,821   SOUTHWEST GAS CORPORATION                                                                                   777,875
       69,002   UGI CORPORATION                                                                                           1,719,530
       16,262   UIL HOLDINGS CORPORATION                                                                                    489,974
       22,873   UNISOURCE ENERGY CORPORATION                                                                                509,153
       43,347   WASTE CONNECTIONS INCORPORATED+                                                                           1,332,487

                                                                                                                         15,877,230
                                                                                                                      -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.40%
       17,125   ACTEL CORPORATION+                                                                                          262,184
       27,305   ACUITY BRANDS INCORPORATED                                                                                1,172,750
       78,158   ADAPTEC INCORPORATED+                                                                                       229,785

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 173


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
       23,117   ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                              $     306,531
       13,985   AO SMITH CORPORATION                                                                                        459,687
        8,136   APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                       96,005
       87,449   ARRIS GROUP INCORPORATED<<+                                                                                 508,953
       21,448   ATMI INCORPORATED+                                                                                          596,898
       29,726   BALDOR ELECTRIC COMPANY                                                                                     832,328
        7,666   BEL FUSE INCORPORATED CLASS B                                                                               213,575
       44,698   BENCHMARK ELECTRONICS INCORPORATED+                                                                         802,329
       16,589   C&D TECHNOLOGIES INCORPORATED<<+                                                                             83,277
        5,911   CATAPULT COMMUNICATIONS CORPORATION+                                                                         30,442
       17,662   CERADYNE INCORPORATED+                                                                                      564,478
       25,766   CHECKPOINT SYSTEMS INCORPORATED+                                                                            691,817
       15,650   COMTECH TELECOMMUNICATIONS CORPORATION<<+                                                                   610,350
       21,804   CTS CORPORATION                                                                                             233,303
       10,018   CUBIC CORPORATION                                                                                           284,812
       19,597   CYMER INCORPORATED+                                                                                         510,306
       20,791   DIODES INCORPORATED<<+                                                                                      456,570
       12,001   DIONEX CORPORATION+                                                                                         923,957
       16,854   DITECH NETWORKS INCORPORATED<<+                                                                              49,551
       20,958   DSP GROUP INCORPORATED+                                                                                     267,005
       18,025   ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                                 297,052
       30,090   EXAR CORPORATION<<+                                                                                         247,641
       14,599   GREATBATCH INCORPORATED+                                                                                    268,768
       60,303   HARMONIC INCORPORATED+                                                                                      458,303
       17,058   HUTCHINSON TECHNOLOGY INCORPORATED<<+                                                                       271,393
       14,679   LITTELFUSE INCORPORATED+                                                                                    513,325
       19,645   MAGNETEK INCORPORATED+                                                                                       67,579
       14,741   MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                       82,844
       24,540   METHODE ELECTRONICS INCORPORATED                                                                            286,873
       33,391   MICREL INCORPORATED                                                                                         309,535
       50,542   MICROSEMI CORPORATION<<+                                                                                  1,152,358
       27,535   MOOG INCORPORATED CLASS A<<+                                                                              1,162,231
        3,049   NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                     159,768
       13,144   PARK ELECTROCHEMICAL CORPORATION                                                                            339,772
       16,929   PERICOM SEMICONDUCTOR+                                                                                      248,518
       27,073   PHOTRONICS INCORPORATED+                                                                                    258,547
       30,030   PLEXUS CORPORATION+                                                                                         842,342
       20,261   REGAL-BELOIT CORPORATION+                                                                                   742,160
       11,578   ROGERS CORPORATION+                                                                                         386,821
      104,758   SKYWORKS SOLUTIONS INCORPORATED<<+                                                                          762,638
       15,092   STANDARD MICROSYSTEMS CORPORATION<<+                                                                        440,385
        8,320   SUPERTEX INCORPORATED<<+                                                                                    169,811
       29,719   SYMMETRICOM INCORPORATED<<+                                                                                 103,719
       15,539   SYNAPTICS INCORPORATED<<+                                                                                   371,071
       26,436   TECHNITROL INCORPORATED                                                                                     611,465
        8,503   TOLLGRADE COMMUNICATIONS INCORPORATED+                                                                       44,556
       27,396   TTM TECHNOLOGIES INCORPORATED+                                                                              310,123
        9,416   UNIVERSAL ELECTRONICS INCORPORATED+                                                                         227,961
       49,054   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                   1,380,870
       17,131   VIASAT INCORPORATED+                                                                                        372,085
       12,379   VICOR CORPORATION                                                                                           147,805

                                                                                                                         23,225,212
                                                                                                                      -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.55%
        8,805   CDI CORPORATION                                                                                             220,565
       19,884   LIFECELL CORPORATION<<+                                                                                     835,725

174 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
       11,955   MAXMUS INCORPORATED                                                                                   $     438,868
       12,291   PHARMANET DEVELOPMENT GROUP INCORPORATED<<+                                                                 310,102
       40,331   REGENERON PHARMACEUTICAL INCORPORATED+                                                                      773,952
       37,994   TETRA TECH INCORPORATED<<+                                                                                  741,263
       27,351   WATSON WYATT & COMPANY HOLDINGS                                                                           1,552,169

                                                                                                                          4,872,644
                                                                                                                      -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.85%
       17,000   GRIFFON CORPORATION<<+                                                                                      146,200
        7,075   GULF ISLAND FABRICATION INCORPORATED                                                                        203,194
        8,024   MATERIAL SCIENCES CORPORATION+                                                                               62,266
       22,377   MOBILE MINI INCORPORATED<<+                                                                                 425,163
       12,755   NCI BUILDING SYSTEMS INCORPORATED<<+                                                                        308,671
       52,821   SHAW GROUP INCORPORATED+                                                                                  2,489,982
       24,152   SIMPSON MANUFACTURING COMPANY INCORPORATED                                                                  656,451
       11,239   VALMONT INDUSTRIES INCORPORATED<<                                                                           987,796
       19,144   WATTS WATER TECHNOLOGIES INCORPORATED<<                                                                     536,606

                                                                                                                          5,816,329
                                                                                                                      -------------
FINANCE COMPANIES: 0.03%
       17,355   REWARDS NETWORK INCORPORATED+                                                                                77,750
                                                                                                                      -------------
FOOD & KINDRED PRODUCTS: 1.51%
        6,598   BOSTON BEER COMPANY INCORPORATED<<+                                                                         313,669
       50,576   FLOWERS FOODS INCORPORATED                                                                                1,251,756
        9,070   J & J SNACK FOODS CORPORATION                                                                               249,153
       20,173   LANCE INCORPORATED                                                                                          395,391
        8,104   PEET'S COFFEE & TEA INCORPORATED<<+                                                                         190,525
       16,785   RALCORP HOLDINGS INCORPORATED<<+                                                                            976,048
        9,941   SANDERSON FARMS INCORPORATED<<                                                                              377,857
       20,168   TREEHOUSE FOODS INCORPORATED+                                                                               461,040
       27,857   UNITED NATURAL FOODS INCORPORATED<<+                                                                        521,204

                                                                                                                          4,736,643
                                                                                                                      -------------
FOOD STORES: 0.38%
       14,844   GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED<<+                                                        389,210
       19,468   PANERA BREAD COMPANY<<+                                                                                     815,515

                                                                                                                          1,204,725
                                                                                                                      -------------
FOOTWEAR: 0.59%
       53,285   CROCS INCORPORATED<<+                                                                                       930,889
        8,406   DECKERS OUTDOOR CORPORATION<<+                                                                              906,335

                                                                                                                          1,837,224
                                                                                                                      -------------
FURNITURE & FIXTURES: 0.32%
        7,630   BASSETT FURNITURE INDUSTRIES INCORPORATED                                                                    94,154
       18,758   ETHAN ALLEN INTERIORS INCORPORATED                                                                          533,290
       33,233   LA-Z-BOY INCORPORATED<<                                                                                     277,163
       28,841   SELECT COMFORT CORPORATION<<+                                                                               103,828

                                                                                                                          1,008,435
                                                                                                                      -------------
GENERAL MERCHANDISE STORES: 0.47%
       25,552   CABELA'S INCORPORTED<<+                                                                                     361,816
       32,776   CASEY'S GENERAL STORES INCORPORATED<<                                                                       740,738

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 175


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
GENERAL MERCHANDISE STORES (continued)
     26,046  FRED'S INCORPORATED                                                                                  $      266,972
     16,693  STEIN MART INCORPORATED<<+                                                                                   93,815

                                                                                                                       1,463,341
                                                                                                                  --------------
HEALTH SERVICES: 2.40%
     17,109  AMEDISYS INCORPORATED<<+                                                                                    673,068
     20,280  AMSURG CORPORATION+                                                                                         480,230
     20,627  CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                      255,156
     16,070  CRYOLIFE INCORPORATED+                                                                                      151,058
     20,223  ENZO BIOCHEM INCORPORATED+                                                                                  183,827
     18,127  GENTIVA HEALTH SERVICES INCORPORATED+                                                                       394,444
     23,211  HEALTHWAYS INCORPORATED<<+                                                                                  820,277
     20,956  INVENTIV HEALTH INCORPORATED<<+                                                                             603,742
     11,948  LCA-VISION INCORPORATED<<                                                                                   149,344
      9,312  LHC GROUP INCORPORATED<<+                                                                                   156,442
     13,865  MATRIA HEALTHCARE INCORPORATED+                                                                             309,190
      8,805  MEDCATH CORPORATION+                                                                                        160,251
     20,395  NAUTILUS GROUP INCORPORATED<<                                                                                67,100
     21,140  ODYSSEY HEALTHCARE INCORPORATED+                                                                            190,260
     31,361  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                     2,113,731
     11,658  REHABCARE GROUP INCORPORATED+                                                                               174,870
     28,953  SUNRISE SENIOR LIVING INCORPORATED<<+                                                                       645,073

                                                                                                                       7,528,063
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES: 4.62%
      8,539  4KIDS ENTERTAINMENT INCORPORATED+                                                                            83,426
     20,802  ACADIA REALTY TRUST                                                                                         502,368
     42,396  BIOMED REALTY TRUST INCORPORATED                                                                          1,012,840
     30,567  COLONIAL PROPERTIES TRUST<<                                                                                 735,136
      4,323  DEERFIELD CAPITAL CORPORATION                                                                                 6,096
     61,256  DIAMONDROCK HOSPITALITY                                                                                     776,114
     15,385  EASTGROUP PROPERTIES INCORPORATED                                                                           714,787
     19,500  ENTERTAINMENT PROPERTIES TRUST                                                                              961,935
     16,494  ESSEX PROPERTY TRUST INCORPORATED                                                                         1,879,986
     21,084  HOME PROPERTIES INCORPORATED<<                                                                            1,011,821
     37,858  INLAND REAL ESTATE CORPORATION                                                                              575,820
     21,259  KILROY REALTY CORPORATION                                                                                 1,044,029
     18,730  KITE REALTY GROUP TRUST                                                                                     262,220
     13,112  LTC PROPERTIES INCORPORATED                                                                                 337,110
     41,826  MEDICAL PROPERTIES TRUST INCORPORATED<<                                                                     473,470
     16,660  MID-AMERICA APARTMENT COMMUNITIES INCORPORATED<<                                                            830,334
     46,883  NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                                 1,033,770
      9,839  PARKWAY PROPERTIES INCORPORATED                                                                             363,649
      9,895  PS BUSINESS PARKS INCORPORATED                                                                              513,551
     14,068  SOVRAN SELF STORAGE INCORPORATED                                                                            600,844
     20,256  TANGER FACTORY OUTLET CENTERS INCORPORATED<<                                                                779,248

                                                                                                                      14,498,554
                                                                                                                  --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.08%
     14,111  HAVERTY FURNITURE COMPANIES INCORPORATED<<                                                                  150,141
     19,457  TUESDAY MORNING CORPORATION<<+                                                                              100,787
                                                                                                                         250,928
                                                                                                                  --------------

176 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                              VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.14%
     13,737  MARCUS CORPORATION                                                                                   $      263,750
      9,130  MONARCH CASINO & RESORT INCORPORATED+                                                                       161,692

                                                                                                                         425,442
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.09%
     12,395  ASTEC INDUSTRIES INCORPORATED+                                                                              480,430
     66,089  AXCELIS TECHNOLOGIES INCORPORATED+                                                                          370,098
     11,444  BLACK BOX CORPORATION                                                                                       353,047
     32,126  BRIGGS & STRATTON CORPORATION<<                                                                             575,055
     42,376  BROOKS AUTOMATION INCORPORATED+                                                                             411,895
      5,886  CASCADE CORPORATION                                                                                         290,239
     17,667  DRIL-QUIP INCORPORATED+                                                                                     820,985
     13,981  ENPRO INDUSTRIES INCORPORATED+                                                                              436,067
     34,312  GARDNER DENVER INCORPORATED+                                                                              1,272,975
     13,945  INTEVAC INCORPORATED+                                                                                       180,588
     17,982  KAYDON CORPORATION<<                                                                                        789,590
     34,496  KULICKE & SOFFA INDUSTRIES INCORPORATED<<+                                                                  164,891
     39,143  LENNOX INTERNATIONAL INCORPORATED                                                                         1,407,974
      7,650  LINDSAY MANUFACTURING COMPANY<<                                                                             783,896
      9,462  LUFKIN INDUSTRIES INCORPORATED                                                                              603,865
     52,992  MICROS SYSTEMS INCORPORATED<<+                                                                            1,783,711
     12,051  NATCO GROUP INCORPORATED<<+                                                                                 563,384
     22,833  NETGEAR INCORPORATED+                                                                                       455,518
     11,477  PLANAR SYSTEMS INCORPORATED+                                                                                 46,023
     22,286  ROBBINS & MYERS INCORPORATED                                                                                727,638
     16,770  SCANSOURCE INCORPORATED+                                                                                    606,906
     24,214  TORO COMPANY                                                                                              1,002,217
     15,105  ULTRATECH INCORPORATED+                                                                                     145,159
     15,911  WATSCO INCORPORATED<<                                                                                       659,034
     38,324  WOODWARD GOVERNOR COMPANY                                                                                 1,024,017

                                                                                                                      15,955,202
                                                                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.24%
     23,756  HILB, ROGAL & HAMILTON COMPANY                                                                              747,601
                                                                                                                  --------------
INSURANCE CARRIERS: 3.45%
     34,571  AMERIGROUP CORPORATION<<+                                                                                   944,825
     28,221  CENTENE CORPORATION                                                                                         393,401
     27,756  DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                                 811,308
     24,037  HEALTHEXTRAS INCORPORATED+                                                                                  597,079
     10,471  INFINITY PROPERTY & CASUALTY CORPORATION                                                                    435,594
      9,922  LANDAMERICA FINANCIAL GROUP INCORPORATED<<                                                                  391,621
      9,192  MOLINA HEALTHCARE INCORPORATED<<+                                                                           224,469
     37,742  PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                            1,215,292
     13,944  PRESIDENTIAL LIFE CORPORATION                                                                               243,183
     20,815  PROASSURANCE CORPORATION+                                                                                 1,120,471
     11,720  RLI CORPORATION                                                                                             580,960
     10,461  SAFETY INSURANCE GROUP INCORPORATED                                                                         357,034
      5,079  SCPIE HOLDINGS INCORPORATED+                                                                                139,926
     34,819  SELECTIVE INSURANCE GROUP INCORPORATED                                                                      831,478
     11,655  STEWART INFORMATION SERVICES CORPORATION                                                                    326,223
      8,617  THE NAVIGATORS GROUP INCORPORATED+                                                                          468,765
     13,037  TOWER GROUP INCORPORATED                                                                                    328,141
      8,004  TRIAD GUARANTY INCORPORATED<<+                                                                               40,020
     14,021  UNITED FIRE & CASUALTY COMPANY                                                                              524,385
     23,984  ZENITH NATIONAL INSURANCE CORPORATION<<                                                                     860,066
                                                                                                                      10,834,241
                                                                                                                  --------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 177


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                              VALUE
LEATHER & LEATHER PRODUCTS: 0.33%
     28,597  BROWN SHOE COMPANY INCORPORATED                                                                      $      430,957
     14,734  GENESCO INCORPORATED<<+                                                                                     340,503
     17,298  K-SWISS INCORPORATED                                                                                        273,654

                                                                                                                       1,045,114
                                                                                                                  --------------
LEGAL SERVICES: 0.07%
      5,464  PRE-PAID LEGAL SERVICES INCORPORATED+                                                                       231,728
                                                                                                                  --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.29%
      6,810  DELTIC TIMBER CORPORATION                                                                                   379,317
      4,393  SKYLINE CORPORATION                                                                                         122,213
     12,230  UNIVERSAL FOREST PRODUCTS                                                                                   393,806

                                                                                                                         895,336
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS: 7.24%
     14,009  ABAXIS INCORPORATED<<+                                                                                      324,589
     46,824  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED<<+                                                           664,433
      8,657  ANALOGIC CORPORATION                                                                                        576,037
     17,183  ARTHROCARE CORPORATION<<+                                                                                   573,053
     15,440  BIOLASE TECHNOLOGY INCORPORATED<<+                                                                           47,710
     14,902  COHU INCORPORATED                                                                                           242,158
     18,501  CONMED CORPORATION+                                                                                         474,366
     29,078  COOPER COMPANIES INCORPORATED                                                                             1,001,156
     14,515  CYBERONICS INCORPORATED<<+                                                                                  210,468
      8,383  DATASCOPE CORPORATION                                                                                       347,308
     19,006  ESTERLINE TECHNOLOGIES CORPORATION<<+                                                                       957,332
     10,769  FARO TECHNOLOGIES INCORPORATED+                                                                             335,777
     23,552  FEI COMPANY<<+                                                                                              514,140
     88,712  FLIR SYSTEMS INCORPORATED<<+                                                                              2,669,344
     29,818  FOSSIL INCORPORATED+                                                                                        910,642
     16,560  HAEMONETICS CORPORATION<<+                                                                                  986,645
      7,912  ICU MEDICAL INCORPORATED+                                                                                   227,628
     11,927  INTEGRA LIFESCIENCES HOLDINGS<<+                                                                            518,467
     53,464  ION GEOPHYSICAL CORPORATION<<+                                                                              737,803
     19,825  ITRON INCORPORATED<<+                                                                                     1,788,810
      8,923  KEITHLEY INSTRUMENTS INCORPORATED                                                                            86,553
      7,708  KENSEY NASH CORPORATION+                                                                                    223,147
     43,873  KOPIN CORPORATION+                                                                                          116,702
     21,806  MENTOR CORPORATION<<                                                                                        560,850
     25,905  MERIDIAN DIAGNOSTICS INCORPORATED<<                                                                         866,004
     17,649  MERIT MEDICAL SYSTEMS INCORPORATED+                                                                         279,384
     29,612  MKS INSTRUMENTS INCORPORATED<<+                                                                             633,697
     11,391  MTS SYSTEMS CORPORATION                                                                                     367,474
     23,227  NEWPORT CORPORATION<<+                                                                                      259,446
     11,457  OSTEOTECH INCORPORATED+                                                                                      54,421
     11,852  PALOMAR MEDICAL TECHNOLOGIES INCORPORATED<<+                                                                178,965
     11,466  PHOTON DYNAMICS INCORPORATED+                                                                               121,540
     19,710  RUDOLPH TECHNOLOGIES INCORPORATED+                                                                          192,567
     17,033  SONIC SOLUTIONS<<+                                                                                          164,368
     22,903  SYMMETRY MEDICAL INCORPORATED<<+                                                                            380,190
     22,827  TELEDYNE TECHNOLOGIES INCORPORATED+                                                                       1,072,869
     21,504  THERAGENICS CORPORATION+                                                                                     84,726
     78,313  TRIMBLE NAVIGATION LIMITED+                                                                               2,238,969
     20,596  VEECO INSTRUMENTS INCORPORATED<<+                                                                           342,511
      5,152  VITAL SIGNS INCORPORATED                                                                                    260,949
     18,914  X-RITE INCORPORATED+                                                                                        112,917
                                                                                                                      22,706,115
                                                                                                                  --------------

178 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                              VALUE
MEDICAL EQUIPMENT & SUPPLIES: 0.37%
     20,706  INVACARE CORPORATION                                                                                 $      461,330
     41,795  PSS WORLD MEDICAL INCORPORATED<<+                                                                           696,305

                                                                                                                       1,157,635
                                                                                                                  --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.14%
     14,382  AMCOL INTERNATIONAL CORPORATION<<                                                                           449,150
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.90%
     46,402  CENTRAL GARDEN & PET COMPANY CLASS A+                                                                       206,025
     21,816  DAKTRONICS INCORPORATED<<                                                                                   390,725
     40,232  HILLENBRAND INCORPORATED                                                                                    889,127
     18,501  JAKKS PACIFIC INCORPORATED+                                                                                 510,073
     10,657  LYDALL INCORPORATED+                                                                                        122,023
     11,600  RC2 CORPORATION+                                                                                            243,252
     10,805  RUSS BERRIE & COMPANY INCORPORATED+                                                                         151,918
     22,750  SHUFFLE MASTER INCORPORATED<<+                                                                              121,713
      8,071  STANDEX INTERNATIONAL CORPORATION                                                                           180,306

                                                                                                                       2,815,162
                                                                                                                  --------------
MISCELLANEOUS RETAIL: 1.21%
     14,169  BIG 5 SPORTING GOODS CORPORATION<<                                                                          124,262
     10,192  BLUE NILE INCORPORATED<<+                                                                                   551,897
     18,879  CASH AMERICA INTERNATIONAL INCORPORATED                                                                     687,196
     19,696  HIBBETT SPORTS INCORPORATED<<+                                                                              304,106
     16,112  JO ANN STORES INCORPORATED<<+                                                                               237,330
     20,481  LONGS DRUG STORES CORPORATION                                                                               869,623
     12,477  NORTH AMERICAN WATCH CORPORATION                                                                            243,177
     26,275  SPECTRUM BRANDS INCORPORATED<<+                                                                             120,077
     10,509  STAMPS.COM INCORPORATED+                                                                                    107,822
     27,629  ZALE CORPORATION<<+                                                                                         545,949

                                                                                                                       3,791,439
                                                                                                                  --------------
MOTION PICTURES: 0.16%
     20,855  AVID TECHNOLOGY INCORPORATED<<+                                                                             507,611
                                                                                                                  --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.29%
     16,265  ARKANSAS BEST CORPORATION<<                                                                                 518,203
     18,618  FORWARD AIR CORPORATION                                                                                     659,822
     36,669  HEARTLAND EXPRESS INCORPORATED<<                                                                            522,900
     33,940  LANDSTAR SYSTEM INCORPORATED                                                                              1,770,310
     18,315  OLD DOMINION FREIGHT LINE+                                                                                  582,966

                                                                                                                       4,054,201
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.28%
     16,460  FINANCIAL FEDERAL CORPORATION                                                                               358,993
     17,673  FIRST CASH FINANCIAL SERVICES INCORPORATED+                                                                 182,562
     10,942  WORLD ACCEPTANCE CORPORATION<<+                                                                             348,503

                                                                                                                         890,058
                                                                                                                  --------------
OIL & GAS EXTRACTION: 6.27%
     17,839  ATWOOD OCEANICS INCORPORATED<<+                                                                           1,636,193
     14,548  BASIC ENERGY SERVICES INCORPORATED+                                                                         321,220
     63,193  CABOT OIL & GAS CORPORATION                                                                               3,212,732
     59,253  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                1,866,470
     35,600  OCEANEERING INTERNATIONAL INCORPORATED+                                                                   2,242,800
      9,632  PETROLEUM DEVELOPMENT CORPORATION+                                                                          667,209

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 179


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
OIL & GAS EXTRACTION (continued)
     27,976  PETROQUEST ENERGY INCORPORATED+                                                                      $      485,104
     32,163  PIONEER DRILLING COMPANY<<+                                                                                 512,357
     14,597  SEACOR HOLDINGS INCORPORATED<<+                                                                           1,246,000
     40,733  ST. MARY LAND & EXPLORATION COMPANY                                                                       1,568,221
     18,289  STONE ENERGY CORPORATION+                                                                                   956,698
     10,167  SUPERIOR WELL SERVICES<<+                                                                                   222,352
     19,547  SWIFT ENERGY COMPANY<<+                                                                                     879,420
     48,124  TETRA TECHNOLOGIES INCORPORATED+                                                                            762,284
     30,470  UNIT CORPORATION+                                                                                         1,726,126
     19,941  W-H ENERGY SERVICES INCORPORATED+                                                                         1,372,938

                                                                                                                      19,678,124
                                                                                                                  --------------
PAPER & ALLIED PRODUCTS: 0.58%
     25,377  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                          283,207
     12,934  CHESAPEAKE CORPORATION+                                                                                      62,213
      9,663  NEENAH PAPER INCORPORATED                                                                                   249,112
     21,620  ROCK-TENN COMPANY CLASS A                                                                                   647,951
     10,013  SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                                                               231,701
      8,170  STANDARD REGISTER COMPANY                                                                                    63,644
     32,479  WAUSAU PAPER CORPORATION                                                                                    268,277

                                                                                                                       1,806,105
                                                                                                                  --------------
PERSONAL SERVICES: 0.47%
      6,314  ANGELICA CORPORATION                                                                                        113,273
     17,928  COINSTAR INCORPORATED+                                                                                      504,494
      3,438  CPI CORPORATION                                                                                              59,374
     12,892  G & K SERVICES INCORPORATED CLASS A                                                                         459,084
      9,226  UNIFIRST CORPORATION                                                                                        342,192

                                                                                                                       1,478,417
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.40%
     27,144  HEADWATERS INCORPORATED<<+                                                                                  358,029
     10,956  WD-40 COMPANY                                                                                               364,287
     18,475  WORLD FUEL SERVICES CORPORATION                                                                             518,593

                                                                                                                       1,240,909
                                                                                                                  --------------
PHARMACEUTICALS: 0.43%
      8,309  KENDLE INTERNATIONAL INCORPORATED<<+                                                                        373,240
     28,388  SAVIENT PHARMACEUTICALS INCORPORATED<<+                                                                     567,760
     45,207  VIROPHARMA INCORPORATED<<+                                                                                  404,151

                                                                                                                       1,345,151
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES: 2.53%
     28,521  BELDEN CDT INCORPORATED                                                                                   1,007,362
     13,178  BRUSH ENGINEERED MATERIALS INCORPORATED+                                                                    338,279
     18,819  CENTURY ALUMINUM COMPANY+                                                                                 1,246,571
     28,902  CURTISS-WRIGHT CORPORATION                                                                                1,198,855
     19,318  GIBRALTAR INDUSTRIES INCORPORATED                                                                           226,600
     23,975  MUELLER INDUSTRIES INCORPORATED                                                                             691,679
     24,107  QUANEX CORPORATION                                                                                        1,247,296
     14,964  RTI INTERNATIONAL METALS INCORPORATED<<+                                                                    676,522
     17,677  TEXAS INDUSTRIES INCORPORATED<<                                                                           1,062,564
     13,905  TREDEGAR CORPORATION                                                                                        253,210

                                                                                                                       7,948,938
                                                                                                                  --------------

180 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.25%
     11,365  AH BELO CORPORATION                                                                                  $      129,902
     17,004  BOWNE & COMPANY INCORPORATED                                                                                259,311
      7,155  CONSOLIDATED GRAPHICS INCORPORATED+                                                                         401,038

                                                                                                                         790,251
                                                                                                                  --------------
REAL ESTATE: 0.29%
     23,012  FORESTAR REAL ESTATE GROUP INCORPORATED+                                                                    573,229
     16,993  MERITAGE CORPORATION<<+                                                                                     328,305

                                                                                                                         901,534
                                                                                                                  --------------
REAL ESTATE INVESTMENT TRUST (REIT): 1.06%
     42,927  EXTRA SPACE STORAGE INCORPORATED                                                                            694,988
     39,636  LEXINGTON CORPORATE PROPERTIES TRUST                                                                        571,155
     25,404  PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                                                                   619,604
     61,339  SENIOR HOUSING PROPERTIES TRUST                                                                           1,453,734

                                                                                                                       3,339,481
                                                                                                                  --------------
RESTAURANTS: 0.08%
      9,940  BUFFALO WILD WINGS INCORPORATED<<+                                                                          243,530
                                                                                                                  --------------
RETAIL, TRADE & SERVICES: 0.25%
     33,836  MEN'S WEARHOUSE INCORPORATED                                                                                787,364
                                                                                                                  --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.41%
     18,068  A. SCHULMAN INCORPORATED                                                                                    370,936
     20,762  WEST PHARMACEUTICAL SERVICES INCORPORATED                                                                   918,303

                                                                                                                       1,289,239
                                                                                                                  --------------
S&L THRIFTS-SOUTHERN US: 0.08%
     22,950  GUARANTY FINANCIAL GROUP INCORPORATED<<+                                                                    243,729
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.82%
     28,222  INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                                 1,303,292
     34,975  LABRANCHE & COMPANY INCORPORATED<<+                                                                         152,141
     28,518  OPTIONSXPRESS HOLDINGS INCORPORATED                                                                         590,608
     10,123  PIPER JAFFRAY COMPANIES INCORPORATED+                                                                       343,777
     14,344  SWS GROUP INCORPORATED                                                                                      175,427

                                                                                                                       2,565,245
                                                                                                                  --------------
SOCIAL SERVICES: 0.09%
     16,408  RES-CARE INCORPORATED+                                                                                      281,397
                                                                                                                  --------------
SOFTWARE: 0.28%
     20,072  EPIQ SYSTEMS INCORPORATED<<+                                                                                311,517
     12,650  MANTECH INTERNATIONAL CORPORATION CLASS A<<+                                                                573,804

                                                                                                                         885,321
                                                                                                                  --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.47%
     18,814  APOGEE ENTERPRISES INCORPORATED                                                                             289,736
     15,315  CABOT MICROELECTRONICS CORPORATION<<+                                                                       492,377
     13,191  CARBO CERAMICS INCORPORATED<<                                                                               528,959
      9,406  LIBBEY INCORPORATED                                                                                         158,397

                                                                                                                       1,469,469
                                                                                                                  --------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 181


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
TEXTILE MILL PRODUCTS: 0.72%
     17,020  ALBANY INTERNATIONAL CORPORATION CLASS A                                                             $      615,103
     36,178  INTERFACE INCORPORATED                                                                                      508,301
      9,025  OXFORD INDUSTRIES INCORPORATED<<                                                                            203,333
     32,533  WOLVERINE WORLD WIDE INCORPORATED                                                                           943,782

                                                                                                                       2,270,519
                                                                                                                  --------------
TEXTILES - PRODUCTS: 0.21%
     37,095  ICONIX BRAND GROUP INCORPORATED+                                                                            643,598
                                                                                                                  --------------
TOBACCO PRODUCTS: 0.11%
     57,513  ALLIANCE ONE INTERNATIONAL INCORPORATED+                                                                    347,379
                                                                                                                  --------------
TRANSPORTATION BY AIR: 0.67%
      6,912  AIR METHODS CORPORATION+                                                                                    334,333
     15,449  BRISTOW GROUP INCORPORATED+                                                                                 829,148
     23,683  FRONTIER AIRLINES HOLDINGS INCORPORATED<<+                                                                   59,918
     17,373  MESA AIR GROUP INCORPORATED+                                                                                 40,827
     39,216  SKYWEST INCORPORATED                                                                                        828,242

                                                                                                                       2,092,468
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 2.28%
     24,519  AAR CORPORATION+                                                                                            668,633
      7,766  ARCTIC CAT INCORPORATED                                                                                      56,614
     33,208  CLARCOR INCORPORATED                                                                                      1,180,544
     41,532  FLEETWOOD ENTERPRISES INCORPORATED<<+                                                                       191,047
     36,518  GENCORP INCORPORATED<<+                                                                                     375,770
     14,938  GROUP 1 AUTOMOTIVE INCORPORATED<<                                                                           350,744
     14,931  HORNBECK OFFSHORE<<+                                                                                        681,899
     19,378  MONACO COACH CORPORATION                                                                                    183,703
     37,766  ORBITAL SCIENCES CORPORATION+                                                                               910,161
     21,731  POLARIS INDUSTRIES INCORPORATED<<                                                                           891,188
     21,084  SPARTAN MOTORS INCORPORATED<<                                                                               178,371
      7,740  STANDARD MOTOR PRODUCTS INCORPORATED                                                                         47,369
     14,975  SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED<<                                                            310,731
     10,799  TRIUMPH GROUP INCORPORATED                                                                                  614,787
     19,841  WABASH NATIONAL CORPORATION                                                                                 178,371
     18,738  WINNEBAGO INDUSTRIES INCORPORATED<<                                                                         316,672

                                                                                                                       7,136,604
                                                                                                                  --------------
TRANSPORTATION SERVICES: 0.26%
     24,325  HUB GROUP INCORPORATED CLASS A+                                                                             800,049
                                                                                                                  --------------
WATER TRANSPORTATION: 0.63%
     34,726  KIRBY CORPORATION+                                                                                        1,979,382
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.57%
     25,912  HAIN CELESTIAL GROUP INCORPORATED<<+                                                                        764,404
     18,189  MYERS INDUSTRIES INCORPORATED                                                                               238,822
      8,483  NASH FINCH COMPANY<<                                                                                        288,252
     22,997  PERFORMANCE FOOD GROUP COMPANY+                                                                             751,542
      7,328  PERRY ELLIS INTERNATIONAL INCORPORATED+                                                                     159,970
     11,142  SCHOOL SPECIALTY INCORPORATED+                                                                              351,419
     14,159  SPARTAN STORES INCORPORATED                                                                                 295,215
     11,698  THE ANDERSONS INCORPORATED<<                                                                                521,848
     21,103  TRACTOR SUPPLY COMPANY+                                                                                     833,991
     15,109  UNITED STATIONERS INCORPORATED<<+                                                                           720,699

                                                                                                                       4,926,162
                                                                                                                  --------------

182 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
WHOLESALE TRADE-DURABLE GOODS: 2.39%
     10,571  A.M. CASTLE & COMPANY                                                                                $      285,417
     23,436  APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                                                                700,502
     29,397  BARNES GROUP INCORPORATED<<                                                                                 674,661
     18,991  BUILDING MATERIALS HOLDINGS CORPORATION<<+                                                                   83,181
     16,605  DIGI INTERNATIONAL INCORPORATED+                                                                            191,622
     31,493  INSIGHT ENTERPRISES INCORPORATED+                                                                           551,128
     16,274  KAMAN CORPORATION CLASS A                                                                                   460,391
     37,261  KNIGHT TRANSPORTATION INCORPORATED<<                                                                        613,316
      2,699  LAWSON PRODUCTS INCORPORATED                                                                                 74,357
     73,896  LKQ CORPORATION<<+                                                                                        1,660,426
     26,454  OWENS & MINOR INCORPORATED                                                                                1,040,700
     26,838  PEP BOYS-MANNY, MOE & JACK<<                                                                                267,306
     30,846  POOL CORPORATION<<                                                                                          582,672
     22,082  TYLER TECHNOLOGIES INCORPORATED<<+                                                                          308,706

                                                                                                                       7,494,385
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $298,928,001)                                                                              311,550,412
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 35.71%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.43%
    325,319  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 325,319
  1,381,552  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                  1,381,552
  1,243,396  DREYFUS CASH MANAGEMENT FUND                                                                              1,243,396
  1,519,707  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    1,519,707

                                                                                                                       4,469,974
                                                                                                                  --------------

  PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 34.28%
$ 2,901,258  AMSTEL FUNDING CORPORATION                                                 2.85%       04/16/2008         2,897,813
    511,174  APRECO LLC                                                                 2.70        04/17/2008           510,561
    552,621  APRECO LLC                                                                 3.10        04/07/2008           552,335
  3,343,355  ATLANTIC ASSET SECURITIZATION CORPORATION                                  2.80        04/21/2008         3,338,154
    215,522  ATLANTIC ASSET SECURITIZATION CORPORATION                                  3.00        04/18/2008           215,217
    690,776  BANCO SANTANDER TOTTA LOAN+/-++                                            2.83        10/15/2008           690,086
  4,517,674  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $4,518,063)                                                          3.10        04/01/2008         4,517,674
    690,776  BANK OF IRELAND+/-++                                                       3.06        10/14/2008           690,565
    138,155  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
             $138,165)                                                                  2.50        04/01/2008           138,155
    552,621  BNP PARIBAS+/-                                                             3.13        08/07/2008           552,171
  1,740,755  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,740,902)                                                          3.04        04/01/2008         1,740,755
  3,053,229  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $3,053,490)                                                          3.08        04/01/2008         3,053,229
  1,464,445  BRYANT BANK FUNDING                                                        2.98        04/09/2008         1,463,475
    414,466  CAFCO LLC                                                                  2.70        04/18/2008           413,937
  1,138,399  CAFCO LLC                                                                  3.08        04/07/2008         1,137,814
  2,832,181  CHARIOT FUNDING LLC                                                        2.97        04/14/2008         2,829,143
  2,072,327  CHARTA LLC                                                                 3.08        04/09/2008         2,070,909
  1,796,017  CHEYNE FINANCE LLC+/-++(A)(I)^^                                            5.12        02/25/2008         1,616,415
  1,381,552  CHEYNE FINANCE LLC+/-++(A)(I)^^                                            5.18        05/19/2008         1,243,396
  2,763,103  CIESCO LLC                                                                 3.08        04/08/2008         2,761,449
  2,790,734  CLIPPER RECEIVABLES CORPORATION                                            3.32        04/01/2008         2,790,734
  4,434,781  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $4,435,163)                                 3.10        04/01/2008         4,434,781
  2,072,327  CULLINAN FINANCE CORPORATION+/-++                                          3.08        08/04/2008         2,066,113
    815,115  EBBETS FUNDING LLC                                                         3.65        04/01/2008           815,115

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 183


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 1,409,183  ERASMUS CAPITAL CORPORATION                                                3.00%       04/17/2008    $    1,407,304
  1,105,241  ERASMUS CAPITAL CORPORATION                                                3.09        04/10/2008         1,104,388
  1,381,552  EUREKA SECURITIZATION INCORPORATED                                         2.90        04/15/2008         1,379,994
    538,805  FAIRWAY FINANCE CORPORATION                                                2.80        04/15/2008           538,218
    690,776  FAIRWAY FINANCE CORPORATION                                                2.90        04/07/2008           690,442
  2,763,103  FIVE FINANCE INCORPORATED+/-++                                             4.50        07/09/2008         2,750,736
  2,235,351  GALLEON CAPITAL LLC                                                        2.88        04/16/2008         2,232,668
  1,105,241  GALLEON CAPITAL LLC                                                        3.10        04/18/2008         1,103,623
  1,436,814  GEMINI SECURITIZATION INCORPORATED                                         2.85        04/23/2008         1,434,311
  1,934,172  GEMINI SECURITIZATION INCORPORATED                                         3.32        04/02/2008         1,933,994
  2,030,881  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $2,031,050)                                                3.00        04/01/2008         2,030,881
  5,678,177  GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $5,678,674)                                 3.15        04/01/2008         5,678,177
    276,310  HARRIER FINANCE FUNDING LLC+/-                                             2.62        04/25/2008           276,310
  1,796,017  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              2.90        10/16/2008         1,796,017
    690,776  INTESA BANK (IRELAND) PLC+/-++                                             2.61        10/24/2008           690,139
  1,671,678  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,671,822)                                                          3.10        04/01/2008         1,671,678
  1,188,134  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $1,188,234)                                 3.04        04/01/2008         1,188,134
    276,310  KESTREL FUNDING US LLC+/-                                                  2.62        04/25/2008           276,310
    967,086  LIBERTY STREET FUNDING CORPORATION                                         3.00        04/07/2008           966,603
  1,381,552  LINKS FINANCE LLC+/-++                                                     3.09        08/15/2008         1,372,265
  2,072,327  MONT BLANC CAPITAL CORPORATION                                             2.86        04/24/2008         2,068,554
     22,105  MONT BLANC CAPITAL CORPORATION                                             3.20        04/09/2008            22,089
  1,326,290  MONT BLANC CAPITAL CORPORATION                                             3.25        04/04/2008         1,325,930
    127,794  MORGAN STANLEY+/-                                                          2.94        10/15/2008           127,729
  1,183,275  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,183,357)                                                          2.50        04/01/2008         1,183,275
  2,086,143  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $2,086,321)                                                          3.08        04/01/2008         2,086,143
  1,381,552  NORTHERN ROCK PLC++/-++                                                    3.14        10/03/2008         1,372,768
  1,934,172  OLD LINE FUNDING CORPORATION                                               2.79        04/22/2008         1,931,024
  1,254,338  OLD LINE FUNDING CORPORATION                                               3.04        04/04/2008         1,254,021
    400,650  PICAROS FUNDING LLC                                                        2.60        04/11/2008           400,361
  1,381,552  RANGER FUNDING CORPORATION                                                 2.71        04/18/2008         1,379,784
    828,931  SCALDIS CAPITAL LIMITED                                                    2.82        04/17/2008           827,892
    994,717  SEDNA FINANCE INCORPORATED+/-++                                            3.03        04/10/2008           994,405
    828,931  SHEFFIELD RECEIVABLES CORPORATION                                          3.25        04/02/2008           828,856
    552,621  SLM CORPORATION+/-++                                                       2.94        05/12/2008           551,624
    856,562  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                                5.27        04/03/2008           763,711
  1,381,552  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                                5.47        02/15/2008         1,231,791
    165,786  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         2.85        04/03/2008           165,760
  1,381,552  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         2.85        04/15/2008         1,380,020
  1,740,755  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         3.10        04/15/2008         1,738,657
    828,931  THUNDER BAY FUNDING INCORPORATED                                           2.75        04/15/2008           828,045
    462,986  THUNDER BAY FUNDING INCORPORATED                                           2.80        04/04/2008           462,878
  1,381,552  TULIP FUNDING CORPORATION                                                  2.88        04/21/2008         1,379,341
    690,776  UNICREDITO ITALIANO BANK (IRELAND)+/-                                      2.84        10/14/2008           690,316
    690,776  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         3.09        10/08/2008           690,383
    414,466  VARIABLE FUNDING CAPITAL CORPORATION                                       3.02        04/04/2008           414,361
  1,381,552  VERSAILLES CDS LLC                                                         3.00        04/11/2008         1,380,400
    690,776  VERSAILLES CDS LLC                                                         3.45        04/08/2008           690,312
  1,188,134  VICTORIA FINANCE LLC+/-++(A)(I)^^                                          3.44        07/28/2008         1,059,341

184 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   690,776  VICTORIA FINANCE LLC+/-++(A)(I)^^                                          3.47%       08/07/2008    $      615,896
  1,381,552  WHITE PINE FINANCE LLC+/-++(A)(I)^^                                        5.41        02/22/2008         1,312,474
  3,315,724  YORKTOWN CAPITAL LLC                                                       2.72        04/03/2008         3,315,226
                                                                                                                     107,535,555
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $112,756,913)                                                          112,005,529
                                                                                                                  --------------

     SHARES
SHORT-TERM INVESTMENTS: 1.08%

MUTUAL FUNDS: 0.85%
  2,658,018  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              2,658,018
                                                                                                                  --------------

  PRINCIPAL
US TREASURY BILLS: 0.23%
$    90,000  US TREASURY BILL^#                                                         3.10        05/08/2008            89,864
     75,000  US TREASURY BILL^#                                                         3.12        05/08/2008            74,887
    570,000  US TREASURY BILL^#                                                         3.62        05/08/2008           569,138

                                                                                                                         733,889
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,390,380)                                                                         3,391,907
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $415,075,294)*                                             136.11%                                          $  426,947,848
OTHER ASSETS AND LIABILITIES, NET                                (36.11)                                            (113,260,506)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $  313,687,342
                                                                 ------                                           --------------

--------------------------------------------------------------------------------
 <<   All or a portion of this security is on loan. (See Note 2)

  +   Non-income earning securities.

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $2,658,018.

  ^   Zero coupon bond. Interest rate presented is yield to maturity.

  #   Security pledged as collateral for futures transactions. (See Note 2)

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 185


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 98.26%

ADMINISTRATION OF HUMAN RESOURCE PROGRAMS: 1.07%
    325,500  KENEXA CORPORATION+                                                                                  $    6,015,240
                                                                                                                  --------------
APPAREL & ACCESSORY STORES: 0.80%
    355,900  PACIFIC SUNWEAR OF CALIFORNIA INCORPORATED+                                                               4,487,899
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.80%
    456,400  QUIKSILVER INCORPORATED<<+                                                                                4,477,284
                                                                                                                  --------------
AUTO PARTS & EQUIPMENT: 0.40%
    151,800  AMERIGON INCORPORATED+                                                                                    2,246,640
                                                                                                                  --------------
BIOPHARMACEUTICALS: 3.05%
    613,400  APPLERA CORPORATION-CELERA GROUP+                                                                         9,016,980
    655,100  HUMAN GENOME SCIENCES INCORPORATED+                                                                       3,858,539
    432,200  ZYMOGENETICS INCORPORATED<<+                                                                              4,235,560

                                                                                                                      17,111,079
                                                                                                                  --------------
BUSINESS SERVICES: 15.17%
  2,669,900  ART TECHNOLOGY GROUP INCORPORATED+                                                                       10,359,212
    506,500  COMMVAULT SYSTEMS INCORPORATED<<+                                                                         6,280,600
    171,300  CONCUR TECHNOLOGIES INCORPORATED<<+                                                                       5,318,865
    198,500  EPICOR SOFTWARE CORPORATION<<+                                                                            2,223,200
    818,900  FALCONSTOR SOFTWARE INCORPORATED<<+                                                                       6,231,829
    343,800  HILL INTERNATIONAL INCORPORATED+                                                                          4,300,938
    614,000  NETWORK EQUIPMENT TECHNOLOGY INCORPORATED<<+                                                              4,033,980
    479,600  OMNICELL INCORPORATED<<+                                                                                  9,639,960
    291,940  PARAMETRIC TECHNOLOGY CORPORATION<<+                                                                      4,665,201
    153,300  PHASE FORWARD INCORPORATED+                                                                               2,618,364
    408,300  QUEST SOFTWARE INCORPORATED+                                                                              5,336,481
    419,000  S1 CORPORATION+                                                                                           2,979,090
    558,400  SKILLSOFT PLC ADR+                                                                                        5,846,448
    292,700  SUCCESSFACTORS INCORPORATED<<+                                                                            2,856,752
    289,800  TELETECH HOLDINGS INCORPORATED<<+                                                                         6,508,908
    198,400  ULTIMATE SOFTWARE GROUP INCORPORATED<<+                                                                   5,963,904

                                                                                                                      85,163,732
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 5.12%
    418,600  ALEXZA PHARMACEUTICALS INCORPORATED<<+                                                                    2,879,968
    385,600  ALKERMES INCORPORATED<<+                                                                                  4,580,928
    295,600  ALNYLAM PHARMACEUTICALS INCORPORATED<<+                                                                   7,212,640
  1,394,800  INDEVUS PHARMACEUTICALS INCORPORATED<<+                                                                   6,653,196
    297,800  K-V PHARMACEUTICAL COMPANY CLASS A<<+                                                                     7,433,088

                                                                                                                      28,759,820
                                                                                                                  --------------
COMMERCIAL SERVICES: 1.11%
    355,000  AERCAP HOLDINGS NV+                                                                                       6,240,900
                                                                                                                  --------------
COMMUNICATIONS: 3.90%
    263,100  NEUSTAR INCORPORATED CLASS A+                                                                             6,966,888
    257,600  NEUTRAL TANDEM INCORPORATION+                                                                             4,639,376
    255,267  SAVVIS INCORPORATED+                                                                                      4,153,189
    397,800  TIME WARNER TELECOM INCORPORATED<<+                                                                       6,161,922

                                                                                                                      21,921,375
                                                                                                                  --------------

186 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.42%
    463,800  MATRIX SERVICE COMPANY+                                                                              $    7,968,084
                                                                                                                  --------------

DEPOSITORY INSTITUTIONS: 0.90%
    198,900  SIGNATURE BANK+                                                                                           5,071,950
                                                                                                                  --------------

EATING & DRINKING PLACES: 1.42%
     48,400  CHIPOTLE MEXICAN GRILL INCORPORATED CLASS B+                                                              4,699,156
    335,900  TEXAS ROADHOUSE INCORPORATED CLASS A<<+                                                                   3,291,820

                                                                                                                       7,990,976
                                                                                                                  --------------

EDUCATIONAL SERVICES: 0.94%
    729,400  CORINTHIAN COLLEGES INCORPORATED<<+                                                                       5,273,562
                                                                                                                  --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 12.94%
    567,300  ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                              3,188,226
    556,200  EVERGREEN SOLAR INCORPORATED<<+                                                                           5,155,974
    728,000  INTEGRATED DEVICE TECHNOLOGY INCORPORATED<<+                                                              6,501,040
    481,300  MATTSON TECHNOLOGY INCORPORATED<<+                                                                        2,931,117
    183,700  NETLOGIC MICROSYSTEMS INCORPORATED+                                                                       4,434,518
    385,200  OSI SYSTEMS INCORPORATED+                                                                                 8,867,304
    302,000  PLEXUS CORPORATION+                                                                                       8,471,100
    801,500  PMC-SIERRA INCORPORATED<<+                                                                                4,568,550
    385,900  POLYCOM INCORPORATED+                                                                                     8,698,186
    330,000  SILICON LABORATORIES INCORPORATED+                                                                       10,408,200
    272,900  TESSERA TECHNOLOGIES INCORPORATED<<+                                                                      5,676,320
    134,100  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                   3,774,915

                                                                                                                      72,675,450
                                                                                                                  --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 3.31%
     76,800  GEN-PROBE INCORPORATED<<+                                                                                 3,701,760
    482,000  ISIS PHARMACEUTICALS INCORPORATED+                                                                        6,801,020
    856,000  RTI BIOLOGICS INCORPORATION+                                                                              8,089,200

                                                                                                                      18,591,980
                                                                                                                  --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.93%
    558,100  TASER INTERNATIONAL INCORPORATED+                                                                         5,246,140
                                                                                                                  --------------

FOOD & KINDRED PRODUCTS: 0.35%
    263,200  CARDICA INCORPORATED<<+                                                                                   1,945,048
                                                                                                                  --------------

GENERAL MERCHANDISE STORES: 1.01%
    571,000  99 CENTS ONLY STORES<<+                                                                                   5,647,190
                                                                                                                  --------------

HEALTH SERVICES: 2.05%
    246,600  GENOPTIX INCORPORATED<<+                                                                                  6,167,466
    150,800  HEALTHWAYS INCORPORATED+                                                                                  5,329,272

                                                                                                                      11,496,738
                                                                                                                  --------------

HOLDING & OTHER INVESTMENT OFFICES: 0.35%
    252,300  CAPITAL LEASE FUNDING INCORPORATED                                                                        1,960,371
                                                                                                                  --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.22%
    168,000  ARCSIGHT INCORPORATED+                                                                                    1,160,880
    898,200  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                              6,556,860
    413,400  DATA DOMAIN INCORPORATED<<+                                                                               9,838,920
    390,000  FLOTEK INDUSTRIES INCORPORATED+                                                                           5,690,100

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 187


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
    661,400  FLOW INTERNATIONAL CORPORATION+                                                                      $    6,144,406
    116,200  NDS GROUP PLC ADR+                                                                                        5,678,694
    313,200  NUANCE COMMUNICATIONS INCORPORATED<<+                                                                     5,452,812

                                                                                                                      40,522,672
                                                                                                                  --------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.69%
    762,200  SUNOPTA INCORPORATED<<+                                                                                   3,887,220
                                                                                                                  --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 9.70%
    386,400  ARGON ST INCORPORATED+                                                                                    6,572,664
    500,100  CERUS CORPORATION<<+                                                                                      2,885,577
    338,500  DEXCOM INCORPORATED<<+                                                                                    1,401,390
    549,700  INFINERA CORPORATION<<+                                                                                   6,596,400
     61,400  INTEGRA LIFESCIENCES HOLDINGS+                                                                            2,669,058
    615,200  ION GEOPHYSICAL CORPORATION+                                                                              8,489,760
    358,200  IRIS INTERNATIONAL INCORPORATED+                                                                          4,753,314
    298,800  NXSTAGE MEDICAL INCORPORATED<<+                                                                           1,290,816
  1,169,700  ORTHOVITA INCORPORATED+(i)                                                                                3,017,826
    274,700  SONOSITE INCORPORATED<<+                                                                                  7,809,721
    627,900  THORATEC CORPORATION+                                                                                     8,972,691

                                                                                                                      54,459,217
                                                                                                                  --------------

METAL MINING: 1.48%
    678,100  MINEFINDERS CORPORATION LIMITED<<+                                                                        8,327,068
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.70%
    172,000  LEAPFROG ENTERPRISES INCORPORATED<<+                                                                      1,212,600
    579,900  TOMOTHERAPY INCORPORATED<<+                                                                               8,321,565

                                                                                                                       9,534,165
                                                                                                                  --------------

MOTION PICTURES: 1.06%
    438,700  MACROVISION CORPORATION+                                                                                  5,922,450
                                                                                                                  --------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.57%
    332,211  CAPITALSOURCE INCORPORATED                                                                                3,212,480
                                                                                                                  --------------

OIL & GAS EXTRACTION: 6.16%
    161,500  CONTINENTAL RESOURCES INCORPORATED<<+                                                                     5,150,235
    173,200  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                5,455,800
    410,700  PETROHAWK ENERGY CORPORATION<<+                                                                           8,283,819
    426,000  TESCO CORPORATION+                                                                                       10,202,700
    445,300  TXCO RESOURCES INCORPORATED<<+                                                                            5,512,814

                                                                                                                      34,605,368
                                                                                                                  --------------

PERSONAL SERVICES: 1.24%
    247,900  COINSTAR INCORPORATED+                                                                                    6,975,906
                                                                                                                  --------------

PRIMARY METAL INDUSTRIES: 1.21%
    123,600  HAYNES INTERNATIONAL INCORPORATED<<+                                                                      6,783,168
                                                                                                                  --------------

REAL ESTATE: 0.45%
    151,700  DUPONT FABROS TECHNOLOGY INCORPORATION                                                                    2,501,533
                                                                                                                  --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.49%
    255,800  JARDEN CORPORATION+                                                                                       5,561,092
    253,700  METABOLIX INCORPORATION<<+                                                                                2,778,015

                                                                                                                       8,339,107
                                                                                                                  --------------

188 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.56%
    176,900  EVERCORE PARTNERS INCORPORATED CLASS A<<                                                             $    3,139,975
                                                                                                                  --------------
SOCIAL SERVICES: 1.30%
    243,500  PROVIDENCE SERVICE CORPORATION<<+                                                                         7,305,000
                                                                                                                  --------------
TRANSPORTATION BY AIR: 0.93%
    788,100  AIRTRAN HOLDINGS INCORPORATED+                                                                            5,201,460
                                                                                                                  --------------
TRANSPORTATION SERVICES: 1.26%
    215,400  HUB GROUP INCORPORATED CLASS A<<+                                                                         7,084,506
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.83%
    215,900  HERBALIFE LIMITED                                                                                        10,255,250
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS: 2.37%
    317,200  FGX INTERNATIONAL HOLDINGS LIMITED+                                                                       3,793,712
    290,800  TECH DATA CORPORATION+                                                                                    9,538,240

                                                                                                                      13,331,952
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $613,448,608)                                                                              551,679,955
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 20.41%
-
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.82%-
    332,798  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 332,798
  1,413,312  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                  1,413,312
  1,271,981  DREYFUS CASH MANAGEMENT FUND                                                                              1,271,981
  1,554,643  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    1,554,643

                                                                                                                       4,572,734
                                                                                                                  --------------

  PRINCIPAL                                                                       INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 19.59%
$ 2,967,955  AMSTEL FUNDING CORPORATION                                                2.85%        04/16/2008         2,964,431
    522,925  APRECO LLC                                                                2.70         04/17/2008           522,298
    565,325  APRECO LLC                                                                3.10         04/07/2008           565,033
  3,420,215  ATLANTIC ASSET SECURITIZATION CORPORATION                                 2.80         04/21/2008         3,414,895
    220,477  ATLANTIC ASSET SECURITIZATION CORPORATION                                 3.00         04/18/2008           220,164
    706,656  BANCO SANTANDER TOTTA LOAN+/-++                                           2.83         10/15/2008           705,950
  4,621,530  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $4,621,928)                                               3.10         04/01/2008         4,621,530
    706,656  BANK OF IRELAND+/-++                                                      3.06         10/14/2008           706,440
    141,331  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $141,341)                                                           2.50         04/01/2008           141,331
    565,325  BNP PARIBAS+/-                                                            3.13         08/07/2008           564,865
  1,780,773  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,780,923)                                                         3.04         04/01/2008         1,780,773
  3,123,419  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $3,123,686)                                                         3.08         04/01/2008         3,123,419
  1,498,111  BRYANT BANK FUNDING                                                       2.98         04/09/2008         1,497,119
    423,994  CAFCO LLC                                                                 2.70         04/18/2008           423,453
  1,164,569  CAFCO LLC                                                                 3.08         04/07/2008         1,163,971
  2,897,290  CHARIOT FUNDING LLC                                                       2.97         04/14/2008         2,894,182
  2,119,968  CHARTA LLC                                                                3.08         04/09/2008         2,118,517
  1,837,306  CHEYNE FINANCE LLC+/-++(A)(I)^^                                           5.12         02/25/2008         1,653,575
  1,413,312  CHEYNE FINANCE LLC+/-++(A)(I)^^                                           5.18         05/19/2008         1,271,981
  2,826,624  CIESCO LLC                                                                3.08         04/08/2008         2,824,931
  2,854,890  CLIPPER RECEIVABLES CORPORATION                                           3.32         04/01/2008         2,854,890
  4,536,731  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $4,537,122)                                3.10         04/01/2008         4,536,731

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 189


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 2,119,968  CULLINAN FINANCE CORPORATION+/-++                                         3.08%        08/04/2008    $    2,113,610
    833,854  EBBETS FUNDING LLC                                                        3.65         04/01/2008           833,854
  1,441,578  ERASMUS CAPITAL CORPORATION                                               3.00         04/17/2008         1,439,656
  1,130,650  ERASMUS CAPITAL CORPORATION                                               3.09         04/10/2008         1,129,776
  1,413,312  EUREKA SECURITIZATION INCORPORATED                                        2.90         04/15/2008         1,411,718
    551,192  FAIRWAY FINANCE CORPORATION                                               2.80         04/15/2008           550,591
    706,656  FAIRWAY FINANCE CORPORATION                                               2.90         04/07/2008           706,314
  2,826,624  FIVE FINANCE INCORPORATED+/-++                                            4.50         07/09/2008         2,813,972
  2,286,739  GALLEON CAPITAL LLC                                                       2.88         04/16/2008         2,283,995
  1,130,650  GALLEON CAPITAL LLC                                                       3.10         04/18/2008         1,128,994
  1,469,844  GEMINI SECURITIZATION INCORPORATED                                        2.85         04/23/2008         1,467,284
  1,978,637  GEMINI SECURITIZATION INCORPORATED                                        3.32         04/02/2008         1,978,454
  2,077,569  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $2,077,742)                                               3.00         04/01/2008         2,077,569
  5,808,712  GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE AGREEMENT -
             102% COLLATERALIZED (MATURITY VALUE $5,809,220)                           3.15         04/01/2008         5,808,712
    282,662  HARRIER FINANCE FUNDING LLC+/-                                            2.62         04/25/2008           282,662
  1,837,306  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             2.90         10/16/2008         1,837,306
    706,656  INTESA BANK (IRELAND) PLC+/-++                                            2.61         10/24/2008           706,004
  1,710,107  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $1,710,254)                                               3.10         04/01/2008         1,710,107
  1,215,448  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $1,215,551)                                3.04         04/01/2008         1,215,448
    282,662  KESTREL FUNDING US LLC+/-                                                 2.62         04/25/2008           282,662
    989,318  LIBERTY STREET FUNDING CORPORATION                                        3.00         04/07/2008           988,824
  1,413,312  LINKS FINANCE LLC+/-++                                                    3.09         08/15/2008         1,403,812
  2,119,968  MONT BLANC CAPITAL CORPORATION                                            2.86         04/24/2008         2,116,108
     22,613  MONT BLANC CAPITAL CORPORATION                                            3.20         04/09/2008            22,597
  1,356,779  MONT BLANC CAPITAL CORPORATION                                            3.25         04/04/2008         1,356,412
    130,731  MORGAN STANLEY+/-                                                         2.94         10/15/2008           130,665
  1,210,477  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $1,210,561)                                               2.50         04/01/2008         1,210,477
  2,134,101  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $2,134,284)                                               3.08         04/01/2008         2,134,101
  1,413,312  NORTHERN ROCK PLC+/-++                                                    3.14         10/03/2008         1,404,326
  1,978,637  OLD LINE FUNDING CORPORATION                                              2.79         04/22/2008         1,975,417
  1,283,174  OLD LINE FUNDING CORPORATION                                              3.04         04/04/2008         1,282,849
    409,860  PICAROS FUNDING LLC                                                       2.60         04/11/2008           409,564
  1,413,312  RANGER FUNDING CORPORATION                                                2.71         04/18/2008         1,411,503
    847,987  SCALDIS CAPITAL LIMITED                                                   2.82         04/17/2008           846,924
  1,017,585  SEDNA FINANCE INCORPORATED+/-++                                           3.03         04/10/2008         1,017,266
    847,987  SHEFFIELD RECEIVABLES CORPORATION                                         3.25         04/02/2008           847,911
    565,325  SLM CORPORATION+/-++                                                      2.94         05/12/2008           564,305
    876,253  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                               5.27         04/03/2008           781,268
  1,413,312  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                               5.47         02/15/2008         1,260,109
    169,597  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        2.85         04/03/2008           169,571
  1,413,312  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        2.85         04/15/2008         1,411,746
  1,780,773  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        3.10         04/15/2008         1,778,626
    847,987  THUNDER BAY FUNDING INCORPORATED                                          2.75         04/15/2008           847,080
    473,629  THUNDER BAY FUNDING INCORPORATED                                          2.80         04/04/2008           473,519
  1,413,312  TULIP FUNDING CORPORATION                                                 2.88         04/21/2008         1,411,051
    706,656  UNICREDITO ITALIANO BANK (IRELAND)+/-                                     2.84         10/14/2008           706,186
    706,656  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        3.09         10/08/2008           706,255
    423,994  VARIABLE FUNDING CAPITAL CORPORATION                                      3.02         04/04/2008           423,887
  1,413,312  VERSAILLES CDS LLC                                                        3.00         04/11/2008         1,412,134
    706,656  VERSAILLES CDS LLC                                                        3.45         04/08/2008           706,182

190 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$ 1,215,448  VICTORIA FINANCE LLC+/-++(A)(I)^^                                         3.44%        07/28/2008    $    1,083,694
    706,656  VICTORIA FINANCE LLC+/-++(A)(I)^^                                         3.47         08/07/2008           630,054
  1,413,312  WHITE PINE FINANCE LLC+/-++(A)(I)^^                                       5.41         02/22/2008         1,342,646
  3,391,949  YORKTOWN CAPITAL LLC                                                      2.72         04/03/2008         3,391,439

                                                                                                                     110,007,675
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $115,052,145)                                                          114,580,409
                                                                                                                  --------------

     SHARES
SHORT-TERM INVESTMENTS: 2.74%
 15,401,791  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             15,401,791
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $15,401,791)                                                                       15,401,791
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $743,902,544)*                                             121.41%                                          $  681,662,155
OTHER ASSETS AND LIABILITIES, NET                                (21.41)                                            (120,188,588)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $  561,473,567
                                                                 ------                                           --------------

--------------------------------------------------------------------------------
 <<   All or a portion of this security is on loan. (See Note 2)

  +   Non-income earning securities.

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++ Short-term security of an affiliate of the Fund with a cost of $15,401,791.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 191


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 97.78%

APPAREL & ACCESSORY STORES: 2.94%
    226,790  CARTER'S INCORPORATED<<+                                                                             $    3,662,659
    217,000  DSW INCORPORATED CLASS A<<+                                                                               2,810,150
    177,180  TWEEN BRANDS INCORPORATED<<+                                                                              4,383,433

                                                                                                                      10,856,242
                                                                                                                  --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 2.59%
    251,120  ASBURY AUTOMOTIVE GROUP INCORPORATED                                                                      3,455,411
    202,980  MARINEMAX INCORPORATED<<+                                                                                 2,529,131
    174,750  SONIC AUTOMOTIVE INCORPORATED                                                                             3,591,113

                                                                                                                       9,575,655
                                                                                                                  --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.95%
    257,056  DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED<<+                                                           3,506,244
                                                                                                                  --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.70%
     79,170  RYLAND GROUP INCORPORATED<<                                                                               2,603,901
                                                                                                                  --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.54%
    274,590  BUILDERS FIRSTSOURCE INCORPORATED<<+                                                                      1,993,523
                                                                                                                  --------------
BUSINESS SERVICES: 6.91%
    227,340  AIRCASTLE LIMITED                                                                                         2,557,575
    138,130  AVOCENT CORPORATION+                                                                                      2,334,397
    101,050  HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED                                                           3,287,157
     47,280  MICROSTRATEGY INCORPORATED CLASS A+                                                                       3,498,247
    401,400  ON ASSIGNMENT INCORPORATED<<+                                                                             2,548,890
    258,590  RENT-A-CENTER INCORPORATED<<+                                                                             4,745,127
    135,980  SYNNEX CORPORATION+                                                                                       2,885,496
    154,900  TAL INTERNATIONAL GROUP INCORPORATED<<                                                                    3,650,993

                                                                                                                      25,507,882
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 3.55%
     71,110  CYTEC INDUSTRIES INCORPORATED                                                                             3,829,274
    243,900  ELIZABETH ARDEN INCORPORATED<<+                                                                           4,865,805
    134,420  ROCKWOOD HOLDINGS INCORPORATED<<+                                                                         4,404,943

                                                                                                                      13,100,022
                                                                                                                  --------------
COMMUNICATIONS: 1.30%
  1,128,680  CINCINNATI BELL INCORPORATED<<+                                                                           4,808,177
                                                                                                                  --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.29%
    473,240  CHAMPION ENTERPRISES INCORPORATED<<+                                                                      4,746,597
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 11.68%
    197,590  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                          2,092,478
    275,120  DIME COMMUNITY BANCSHARES                                                                                 4,809,098
    159,040  EAST WEST BANCORP INCORPORATED                                                                            2,822,960
    232,690  FIRSTMERIT CORPORATION<<                                                                                  4,807,375
     84,060  IBERIABANK CORPORATION                                                                                    3,719,655
    181,550  PACIFIC CAPITAL BANCORP<<                                                                                 3,903,325
    164,180  PRIVATEBANCORP INCORPORATED<<                                                                             5,166,745
    201,860  PROVIDENT FINANCIAL SERVICES INCORPORATED                                                                 2,854,300
    211,040  SOUTH FINANCIAL GROUP INCORPORATED<<                                                                      3,136,054
    341,440  UCBH HOLDINGS INCORPORATED                                                                                2,649,574

192 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
DEPOSITORY INSTITUTIONS (continued)
    218,910  UMPQUA HOLDINGS CORPORATION                                                                          $    3,395,294
    107,490  WINTRUST FINANCIAL CORPORATION                                                                            3,756,776

                                                                                                                      43,113,634
                                                                                                                  --------------
EATING & DRINKING PLACES: 1.83%
    289,850  CKE RESTAURANTS INCORPORATED<<                                                                            3,252,117
    215,100  LANDRY'S RESTAURANTS INCORPORATED<<                                                                       3,501,828

                                                                                                                       6,753,945
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES: 0.77%
    126,400  PORTLAND GENERAL ELECTRIC COMPANY                                                                         2,850,320
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 12.14%
    115,400  AO SMITH CORPORATION                                                                                      3,793,198
    160,300  COMTECH TELECOMMUNICATIONS CORPORATION<<+                                                                 6,251,700
    225,940  GREATBATCH INCORPORATED<<+                                                                                4,159,555
    166,800  HUTCHINSON TECHNOLOGY INCORPORATED<<+                                                                     2,653,788
    665,600  ON SEMICONDUCTOR CORPORATION<<+                                                                           3,780,608
    290,600  PHOTRONICS INCORPORATED+                                                                                  2,775,230
  1,057,890  POWERWAVE TECHNOLOGIES<<+                                                                                 2,697,620
     85,920  REGAL-BELOIT CORPORATION+                                                                                 3,147,250
    102,880  ROGERS CORPORATION<<+                                                                                     3,437,221
    196,510  TECHNITROL INCORPORATED                                                                                   4,545,276
    365,370  TTM TECHNOLOGIES INCORPORATED+                                                                            4,135,988
    151,070  WESTAR ENERGY INCORPORATED                                                                                3,439,864

                                                                                                                      44,817,298
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 1.92%
    221,750  HERCULES INCORPORATED<<                                                                                   4,055,808
    149,200  PILGRIMS PRIDE CORPORATION<<                                                                              3,018,316

                                                                                                                       7,074,124
                                                                                                                  --------------
FURNITURE & FIXTURES: 1.74%
    358,000  FURNITURE BRANDS INTERNATIONAL INCORPORATED<<                                                             4,188,600
    296,500  SEALY CORPORATION<<                                                                                       2,253,400

                                                                                                                       6,442,000
                                                                                                                  --------------
GENERAL MERCHANDISE STORES: 0.90%
    233,790  CABELA'S INCORPORTED<<+                                                                                   3,310,466
                                                                                                                  --------------
HEALTH SERVICES: 2.33%
    124,640  AMSURG CORPORATION+                                                                                       2,951,475
    142,750  MAGELLAN HEALTH SERVICES INCORPORATED<<+                                                                  5,665,748

                                                                                                                       8,617,223
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES: 8.13%
    158,340  AMERICAN CAMPUS COMMUNITIES<<                                                                             4,332,182
    190,790  BIOMED REALTY TRUST INCORPORATED                                                                          4,557,973
    124,090  CORPORATE OFFICE PROPERTIES TRUST                                                                         4,170,665
    170,670  EQUITY ONE INCORPORATED<<                                                                                 4,090,960
    223,690  FIRST POTOMAC REALTY TRUST                                                                                3,438,115
    234,100  FRANKLIN STREET PROPERTIES CORPORATION<<                                                                  3,352,312
    114,090  LASALLE HOTEL PROPERTIES                                                                                  3,277,806
    174,560  SUNSTONE HOTEL INVESTORS INCORPORATED                                                                     2,794,706

                                                                                                                      30,014,719
                                                                                                                  --------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 193


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 1.16%
      141,910   GAYLORD ENTERTAINMENT COMPANY<<+                                                                      $   4,298,454
                                                                                                                      -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.64%
      161,300   DIEBOLD INCORPORATED                                                                                      6,056,815
                                                                                                                      -------------
INSURANCE CARRIERS: 6.12%
      283,950   AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY<<                                                         2,635,056
       97,971   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                                3,479,936
      129,450   ASSURED GUARANTY LIMITED<<                                                                                3,073,143
      277,880   HEALTHSPRING INCORPORATED+                                                                                3,912,550
      137,210   PLATINUM UNDERWRITERS HOLDINGS LIMITED<<                                                                  4,453,837
      134,440   UNITED FIRE & CASUALTY COMPANY                                                                            5,028,056

                                                                                                                         22,582,578
                                                                                                                      -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.89%
      144,080   CUTERA INCORPORATED<<+                                                                                    1,940,758
      107,550   DRS TECHNOLOGIES INCORPORATED                                                                             6,268,014
      249,570   EAGLE TEST SYSTEMS INCORPORATED+                                                                          2,620,485
      226,000   MKS INSTRUMENTS INCORPORATED<<+                                                                           4,836,400
      143,700   SYMMETRY MEDICAL INCORPORATED<<+                                                                          2,385,420

                                                                                                                         18,051,077
                                                                                                                      -------------
METAL FABRICATE, HARDWARE: 2.15%
      234,900   CHART INDUSTRIES INCORPORATED+                                                                            7,949,016
                                                                                                                      -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.72%
      126,290   RC2 CORPORATION+                                                                                          2,648,301
                                                                                                                      -------------
MISCELLANEOUS RETAIL: 0.48%
       64,730   DOLLAR TREE INCORPORATED+                                                                                 1,785,901
                                                                                                                      -------------
OIL & GAS EXTRACTION: 5.12%
      174,530   GOODRICH PETROLEUM CORPORATION<<+                                                                         5,249,862
      164,680   HERCULES OFFSHORE INCORPORATED<<+                                                                         4,136,762
      291,870   KEY ENERGY SERVICES INCORPORATED+                                                                         3,916,895
      207,310   MARINER ENERGY INCORPORATED+                                                                              5,599,443

                                                                                                                         18,902,962
                                                                                                                      -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.18%
      329,700   HEADWATERS INCORPORATED<<+                                                                                4,348,743
                                                                                                                      -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.93%
      230,580   COOPER TIRE & RUBBER COMPANY                                                                              3,451,783
                                                                                                                      -------------
SOCIAL SERVICES: 1.02%
      219,200   RES-CARE INCORPORATED+                                                                                    3,759,280
                                                                                                                      -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.94%
      107,830   CABOT MICROELECTRONICS CORPORATION<<+                                                                     3,466,735
                                                                                                                      -------------
TRANSPORTATION BY AIR: 0.87%
      484,040   AIRTRAN HOLDINGS INCORPORATED<<+                                                                          3,194,664
                                                                                                                      -------------
TRANSPORTATION EQUIPMENT: 4.04%
      143,440   AFTERMARKET TECHNOLOGY CORPORATION+                                                                       2,788,474
      383,560   ARVIN INDUSTRIES INCORPORATED<<                                                                           4,798,336
      194,740   MARTEN TRANSPORT LIMITED+                                                                                 3,022,365
      154,410   TENNECO AUTOMOTIVE INCORPORATED+                                                                          4,314,215

                                                                                                                         14,923,390
                                                                                                                      -------------

194 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
TRANSPORTATION SERVICES: 1.18%
      111,570   GATX CORPORATION                                                                                      $   4,359,040
                                                                                                                      -------------
WHOLESALE TRADE-DURABLE GOODS: 3.13%
      160,790   A.M. CASTLE & COMPANY                                                                                     4,341,330
      159,730   INTERLINE BRANDS INCORPORATED+                                                                            2,962,992
      116,200   WESCO INTERNATIONAL INCORPORATED+                                                                         4,240,135
                                                                                                                         11,544,457
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $426,791,125)                                                                                 361,015,168
                                                                                                                      -------------

COLLATERAL FOR SECURITIES LENDING: 17.87%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.71%
      191,615   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 191,615
      813,743   BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                    813,743
      732,368   DREYFUS CASH MANAGEMENT FUND                                                                                732,368
      895,117   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      895,117

                                                                                                                          2,632,843
                                                                                                                      -------------

    PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 17.16%
$   1,708,859   AMSTEL FUNDING CORPORATION                                                 2.85%        04/16/2008        1,706,830
      301,085   APRECO LLC                                                                 2.70         04/17/2008          300,723
      325,497   APRECO LLC                                                                 3.10         04/07/2008          325,329
    1,969,257   ATLANTIC ASSET SECURITIZATION CORPORATION                                  2.80         04/21/2008        1,966,194
      126,944   ATLANTIC ASSET SECURITIZATION CORPORATION                                  3.00         04/18/2008          126,764
      406,871   BANCO SANTANDER TOTTA LOAN+/-++                                            2.83         10/15/2008          406,465
    2,660,938   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $2,661,167)                                                          3.10         04/01/2008        2,660,938
      406,871   BANK OF IRELAND+/-++                                                       3.06         10/14/2008          406,747
       81,374   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
                $81,380)                                                                   2.50         04/01/2008           81,374
      325,497   BNP PARIBAS+/-                                                             3.13         08/07/2008          325,232
    1,025,316   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $1,025,403)                                                          3.04         04/01/2008        1,025,316
    1,798,371   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $1,798,525)                                                          3.08         04/01/2008        1,798,371
      862,567   BRYANT BANK FUNDING                                                        2.98         04/09/2008          861,996
      244,123   CAFCO LLC                                                                  2.70         04/18/2008          243,812
      670,524   CAFCO LLC                                                                  3.08         04/07/2008          670,180
    1,668,172   CHARIOT FUNDING LLC                                                        2.97         04/14/2008        1,666,383
    1,220,614   CHARTA LLC                                                                 3.08         04/09/2008        1,219,778
    1,057,865   CHEYNE FINANCE LLC+/-++(A)(I)^^                                            5.12         02/25/2008          952,079
      813,743   CHEYNE FINANCE LLC+/-++(A)(I)^^                                            5.18         05/19/2008          732,368
    1,627,485   CIESCO LLC                                                                 3.08         04/08/2008        1,626,510
    1,643,760   CLIPPER RECEIVABLES CORPORATION                                            3.32         04/01/2008        1,643,760
    2,612,114   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $2,612,339)                                                3.10         04/01/2008        2,612,114
    1,220,614   CULLINAN FINANCE CORPORATION+/-++                                          3.08         08/04/2008        1,216,953
      480,108   EBBETS FUNDING LLC                                                         3.65         04/01/2008          480,108
      830,017   ERASMUS CAPITAL CORPORATION                                                3.00         04/17/2008          828,911
      650,994   ERASMUS CAPITAL CORPORATION                                                3.09         04/10/2008          650,491
      813,743   EUREKA SECURITIZATION INCORPORATED                                         2.90         04/15/2008          812,825
      317,360   FAIRWAY FINANCE CORPORATION                                                2.80         04/15/2008          317,014
      406,871   FAIRWAY FINANCE CORPORATION                                                2.90         04/07/2008          406,675
    1,627,485   FIVE FINANCE INCORPORATED+/-++                                             4.50         07/09/2008        1,620,200
    1,316,635   GALLEON CAPITAL LLC                                                        2.88         04/16/2008        1,315,055
      650,994   GALLEON CAPITAL LLC                                                        3.10         04/18/2008          650,041
      846,292   GEMINI SECURITIZATION INCORPORATED                                         2.85         04/23/2008          844,818

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 195


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   1,139,240   GEMINI SECURITIZATION INCORPORATED                                         3.32%        04/02/2008    $   1,139,134
    1,196,202   GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $1,196,302)                                                3.00         04/01/2008        1,196,202
    3,344,482   GREENWICH CAPITAL HOLDINGS INCORPORATED REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $3,344,775)                                 3.15         04/01/2008        3,344,482
      162,749   HARRIER FINANCE FUNDING LLC+/-                                             2.62         04/25/2008          162,749
    1,057,865   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              2.90         10/16/2008        1,057,865
      406,871   INTESA BANK (IRELAND) PLC+/-++                                             2.61         10/24/2008          406,496
      984,628   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $984,713)                                                            3.10         04/01/2008          984,628
      699,819   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $699,878)                                   3.04         04/01/2008          699,819
      162,749   KESTREL FUNDING US LLC+/-                                                  2.62         04/25/2008          162,749
      569,620   LIBERTY STREET FUNDING CORPORATION                                         3.00         04/07/2008          569,335
      813,743   LINKS FINANCE LLC+/-++                                                     3.09         08/15/2008          808,273
    1,220,614   MONT BLANC CAPITAL CORPORATION                                             2.86         04/24/2008        1,218,391
       13,020   MONT BLANC CAPITAL CORPORATION                                             3.20         04/09/2008           13,011
      781,193   MONT BLANC CAPITAL CORPORATION                                             3.25         04/04/2008          780,981
       75,271   MORGAN STANLEY+/-                                                          2.94         10/15/2008           75,233
    1,228,751   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $1,228,856)                                                          3.08         04/01/2008        1,228,751
      696,956   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $697,004)                                                            2.50         04/01/2008          696,956
      813,743   NORTHERN ROCK PLC+/-++                                                     3.14         10/03/2008          808,569
    1,139,240   OLD LINE FUNDING CORPORATION                                               2.79         04/22/2008        1,137,385
      738,813   OLD LINE FUNDING CORPORATION                                               3.04         04/04/2008          738,626
      235,985   PICAROS FUNDING LLC                                                        2.60         04/11/2008          235,815
      813,743   RANGER FUNDING CORPORATION                                                 2.71         04/18/2008          812,701
      488,246   SCALDIS CAPITAL LIMITED                                                    2.82         04/17/2008          487,634
      585,895   SEDNA FINANCE INCORPORATED+/-++                                            3.03         04/10/2008          585,711
      488,246   SHEFFIELD RECEIVABLES CORPORATION                                          3.25         04/02/2008          488,201
      325,497   SLM CORPORATION+/-++                                                       2.94         05/12/2008          324,910
      504,520   STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                                5.27         04/03/2008          449,830
      813,743   STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                                5.47         02/15/2008          725,533
       97,649   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         2.85         04/03/2008           97,634
      813,743   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         2.85         04/15/2008          812,841
    1,025,316   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                         3.10         04/15/2008        1,024,080
      488,246   THUNDER BAY FUNDING INCORPORATED                                           2.75         04/15/2008          487,723
      272,701   THUNDER BAY FUNDING INCORPORATED                                           2.80         04/04/2008          272,638
      813,743   TULIP FUNDING CORPORATION                                                  2.88         04/21/2008          812,441
      406,871   UNICREDITO ITALIANO BANK (IRELAND)+/-                                      2.84         10/14/2008          406,601
      406,871   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         3.09         10/08/2008          406,640
      244,123   VARIABLE FUNDING CAPITAL CORPORATION                                       3.02         04/04/2008          244,061
      813,743   VERSAILLES CDS LLC                                                         3.00         04/11/2008          813,064
      406,871   VERSAILLES CDS LLC                                                         3.45         04/08/2008          406,598
      699,819   VICTORIA FINANCE LLC+/-++(A)(I)^^                                          3.44         07/28/2008          623,958
      406,871   VICTORIA FINANCE LLC+/-++(A)(I)^^                                          3.47         08/07/2008          362,766
      813,743   WHITE PINE FINANCE LLC+/-++(A)(I)^^                                        5.41         02/22/2008          773,055
    1,952,982   YORKTOWN CAPITAL LLC                                                       2.72         04/03/2008        1,952,687

                                                                                                                         63,339,111
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $66,410,199)                                                               65,971,954
                                                                                                                      -------------

196 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
SHORT-TERM INVESTMENTS: 1.27%
    4,684,767   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          $   4,684,767
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $ 4,684,767)                                                                           4,684,767
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $497,886,091)*                           116.92%                                                                $ 431,671,889
OTHER ASSETS AND LIABILITIES, NET              (16.92)                                                                  (62,453,883)
                                               ------                                                                 -------------

TOTAL NET ASSETS                               100.00%                                                                $ 369,218,006
                                               ------                                                                 -------------

--------------------------------------------------------------------------------
 <<   All or a portion of this security is on loan. (See Note 2)

  +   Non-income earning securities.

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $4,684,767.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 197


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                              VALUE
COMMON STOCKS: 97.03%

AMUSEMENT & RECREATION SERVICES: 0.40%
      135,105   CENTURY CASINOS INCORPORATED+                                                                         $     437,740
       38,100   LAKES ENTERTAINMENT INCORPORATED+                                                                           168,402
      242,200   WESTWOOD ONE INCORPORATED+                                                                                  508,620

                                                                                                                          1,114,762
                                                                                                                      -------------

APPAREL & ACCESSORY STORES: 1.86%
       48,600   CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                       842,724
      125,400   CHARMING SHOPPES INCORPORATED+                                                                              605,682
       19,600   CHRISTOPHER & BANKS CORPORATION                                                                             195,804
       16,300   CITI TRENDS INCORPORATED+                                                                                   300,735
      106,000   COLDWATER CREEK INCORPORATED+                                                                               535,300
       17,000   COLLECTIVE BRANDS INCORPORATED+                                                                             206,040
      103,211   DELIA*S INCORPORATED+                                                                                       275,573
       55,200   HEELYS INCORPORATED+                                                                                        236,808
      127,000   NEW YORK AND COMPANY INCORPORATED+                                                                          728,980
       15,900   STAGE STORES INCORPORATED                                                                                   257,580
       45,100   THE CATO CORPORATION CLASS A                                                                                673,794
      106,800   WET SEAL INCORPORATED CLASS A+                                                                              362,052

                                                                                                                          5,221,072
                                                                                                                      -------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.67%
       55,300   MAIDENFORM BRANDS INCORPORATED+                                                                             899,731
       34,700   MOTHERS WORK INCORPORATED+                                                                                  579,837
       10,900   SKECHERS U.S.A. INCORPORATED CLASS A+                                                                       220,289
       39,900   TEFRON LIMITED+                                                                                             176,358

                                                                                                                          1,876,215
                                                                                                                      -------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.11%
       25,025   AMERICA'S CAR-MART INCORPORATED+                                                                            315,065
                                                                                                                      -------------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.55%
       91,370   MONRO MUFFLER BRAKE INCORPORATED                                                                          1,544,153
                                                                                                                      -------------

BIOPHARMACEUTICALS: 0.05%
        2,100   CEPHALON INCORPORATED+                                                                                      135,240
                                                                                                                      -------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.59%
       21,806   CAVCO INDUSTRIES INCORPORATED+                                                                              764,082
      106,803   LEVITT CORPORATION CLASS A                                                                                  211,470
       87,065   PALM HARBOR HOMES INCORPORATED+                                                                             457,962
        6,100   PERINI CORPORATION+                                                                                         221,003

                                                                                                                          1,654,517
                                                                                                                      -------------

BUSINESS SERVICES: 12.32%
      432,545   3COM CORPORATION+                                                                                           990,528
       58,895   ABM INDUSTRIES INCORPORATED                                                                               1,321,604
       69,700   AMERICAN SOFTWARE INCORPORATED CLASS A                                                                      436,322
      329,000   APAC CUSTOMER SERVICES INCORPORATED+                                                                        285,737
      261,792   ASSET ACCEPTANCE CAPITAL CORPORATION+                                                                     2,521,057
      272,700   BORLAND SOFTWARE CORPORATION+                                                                               550,854
       63,800   CAI INTERNATIONAL INCORPORATED+                                                                             820,468
       16,700   COMSYS IT PARTNERS INCORPORATED+                                                                            141,282
      253,200   CONVERGYS CORPORATION+                                                                                    3,813,192
       20,800   COREL CORPORATION+                                                                                          226,724

198 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                              VALUE
BUSINESS SERVICES (continued)
        7,345   DELUXE CORPORATION                                                                                    $     141,097
       18,200   EARTHLINK INCORPORATED+                                                                                     137,410
       21,100   ELECTRO RENT CORPORATION                                                                                    319,665
       47,900   FAIR ISAAC CORPORATION                                                                                    1,030,808
       64,050   GERBER SCIENTIFIC INCORPORATED+                                                                             569,405
       29,331   GEVITY HR INCORPORATED                                                                                      254,006
       93,400   GSE SYSTEMS INCORPORATED+                                                                                   760,276
       70,300   HACKETT GROUP INCORPORATED+                                                                                 274,873
       97,242   HEALTHCARE SERVICES GROUP                                                                                 2,007,075
      361,375   HILL INTERNATIONAL INCORPORATED+                                                                          4,520,801
      181,400   HLTH CORPORATION+                                                                                         1,730,556
       64,100   I2 TECHNOLOGIES INCORPORATED+                                                                               721,766
       90,600   INFOUSA INCORPORATED                                                                                        553,566
       76,100   JDA SOFTWARE GROUP INCORPORATED+                                                                          1,388,825
       26,900   LAWSON SOFTWARE INCORPORATED+                                                                               202,557
      208,400   LIONBRIDGE TECHNOLOGIES INCORPORATED+                                                                       698,140
       27,900   MENTOR GRAPHICS CORPORATION+                                                                                246,357
      210,600   MIDWAY GAMES INCORPORATED+                                                                                  568,620
       41,300   MONSTER WORLDWIDE INCORPORATED+                                                                             999,873
       39,700   MSC SOFTWARE CORPORATION+                                                                                   515,703
       37,100   NOVELL INCORPORATED+                                                                                        233,359
       39,000   PEGASYSTEMS INCORPORATED                                                                                    375,570
       20,400   PEROT SYSTEMS CORPORATION CLASS A+                                                                          306,816
       64,700   PLATO LEARNING INCORPORATED+                                                                                189,571
       38,245   REALNETWORKS INCORPORATED+                                                                                  219,144
       49,200   SPSS INCORPORATED+                                                                                        1,907,976
       94,600   SUPPORTSOFT INCORPORATED+                                                                                   312,180
       17,000   SYBASE INCORPORATED+                                                                                        447,100
       18,000   SYKES ENTERPRISES INCORPORATED+                                                                             316,620
      141,430   TIER TECHNOLOGIES INCORPORATED CLASS B+                                                                   1,127,197
       10,700   WEBSENSE INCORPORATED+                                                                                      200,625
       25,400   WEBSITE PROS INCORPORATED+                                                                                  249,682

                                                                                                                         34,634,987
                                                                                                                      -------------

CHEMICALS & ALLIED PRODUCTS: 2.43%
       17,735   ALPHARMA INCORPORATED CLASS A+                                                                              464,834
        4,800   CHATTEM INCORPORATED+                                                                                       318,432
       46,735   COLLAGENEX PHARMACEUTICALS INCORPORATED+                                                                    774,399
       85,400   DRAXIS HEALTH INCORPORATED+                                                                                 408,212
       36,000   ELIZABETH ARDEN INCORPORATED+                                                                               718,200
       60,700   ICO INCORPORATED+                                                                                           421,258
       55,900   LANDEC CORPORATION+                                                                                         471,237
       35,000   NOVEN PHARMACEUTICALS INCORPORATED+                                                                         314,300
      115,355   ORASURE TECHNOLOGIES INCORPORATED+                                                                          843,245
        3,700   PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                                   64,343
       97,235   PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                                      795,382
       12,400   ROCKWOOD HOLDINGS INCORPORATED+                                                                             406,348
        8,800   RPM INTERNATIONAL INCORPORATED                                                                              184,272
       18,700   SCIELE PHARMA INCORPORATED+                                                                                 364,650
       58,653   SERACARE LIFE SCIENCES INCORPORATED+                                                                        290,332
      163,505   WELLMAN INCORPORATED+                                                                                         4,088

                                                                                                                          6,843,532
                                                                                                                      -------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 199


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                              VALUE
COMMUNICATIONS: 1.63%
       63,935   CHINA GRENTECH CORPORATION LIMITED ADR+                                                               $     327,347
      151,290   CINCINNATI BELL INCORPORATED+                                                                               644,495
      315,435   MASTEC INCORPORATED+                                                                                      2,589,721
       71,600   PREMIERE GLOBAL SERVICES INCORPORATED+                                                                    1,026,744

                                                                                                                          4,588,307
                                                                                                                      -------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.26%
      273,395   CHAMPION ENTERPRISES INCORPORATED+                                                                        2,742,152
       20,800   COMFORT SYSTEMS USA INCORPORATED                                                                            270,608
       38,500   INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                               532,455

                                                                                                                          3,545,215
                                                                                                                      -------------

DEPOSITORY INSTITUTIONS: 7.88%
       13,400   AMCORE FINANCIAL INCORPORATED                                                                               272,690
       18,600   AMERICANWEST BANCORPORATION                                                                                 162,192
       27,200   ANCHOR BANCORP WISCONSIN INCORPORATED                                                                       515,984
       23,100   ASTORIA FINANCIAL CORPORATION                                                                               627,396
        6,500   BANK OF THE OZARKS INCORPORATED+                                                                            155,350
       30,000   BANKATLANTIC BANCORP INCORPORATED CLASS A                                                                   117,300
       15,800   BANNER CORPORATION                                                                                          364,032
       14,000   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                              148,260
        6,900   CENTRAL PACIFIC FINANCIAL CORPORATION                                                                       130,065
        9,900   COMMONWEALTH BANKSHARES INCORPORATION                                                                       168,300
       12,300   COMMUNITY BANCORP+                                                                                          166,788
       12,800   COMMUNITY TRUST BANCORP                                                                                     375,040
        6,200   EAST WEST BANCORP INCORPORATED                                                                              110,050
       84,300   FIRST COMMONWEALTH FINANCIAL CORPORATION                                                                    977,037
       10,000   FIRST COMMUNITY BANCORP                                                                                     268,500
      267,500   FIRST FINANCIAL BANCORP                                                                                   3,597,875
        4,700   FIRST FINANCIAL CORPORATION                                                                                 144,666
       11,000   FIRST MIDWEST BANCORP INCORPORATED                                                                          305,470
       13,100   FIRST REGIONAL BANCORP+                                                                                     214,840
       42,283   FIRST SECURITY GROUP INCORPORATED                                                                           383,930
       10,100   FIRST STATE BANCORPORATION                                                                                  135,239
       19,500   FIRSTMERIT CORPORATION                                                                                      402,870
        8,600   GREAT SOUTHERN BANCORP INCORPORATION                                                                        134,246
        8,500   INTEGRA BANK CORPORATION                                                                                    137,700
       16,400   INTERNATIONAL BANCSHARES CORPORATION                                                                        370,312
       89,600   MARSHALL & ILSLEY CORPORATION                                                                             2,078,720
       15,545   MIDWEST BANC HOLDINGS INCORPORATED                                                                          198,665
       55,517   NATIONAL PENN BANCSHARES INCORPORATED                                                                     1,009,854
        3,900   NBT BANCORP INCORPORATED                                                                                     86,580
       43,900   NEWBRIDGE BANCORPORATION                                                                                    384,564
        2,700   NORTHRIM BANCORP INCORPORATED                                                                                49,086
       35,800   OLD NATIONAL BANCORP                                                                                        644,400
       15,100   PACIFIC CAPITAL BANCORP                                                                                     324,650
          600   PEAPACK-GLADSTONE FINANCIAL CORPORATION                                                                      16,224
       15,000   PROVIDENT BANKSHARES CORPORATION                                                                            161,100
       21,400   SOUTHWEST BANCORP INCORPORATED OKLAHOMA                                                                     374,714
       11,600   STELLARONE CORPORATION                                                                                      196,156
        8,600   STERLING BANCSHARES INCORPORATED (TEXAS)                                                                     85,484
       42,100   STERLING FINANCIAL CORPORATION                                                                              657,181
       50,400   SUSQUEHANNA BANCSHARES INCORPORATED                                                                       1,026,648
        4,700   TCF FINANCIAL CORPORATION                                                                                    84,224
        9,000   TEXAS CAPITAL BANCSHARES INCORPORATION+                                                                     151,920
        9,100   UMB FINANCIAL CORPORATION                                                                                   374,920

200 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                              VALUE
DEPOSITORY INSTITUTIONS (continued)
       71,000   UMPQUA HOLDINGS CORPORATION                                                                           $   1,101,210
       29,600   UNITED COMMUNITY BANKS INCORPORATED                                                                         502,608
        4,700   UNIVEST CORPORATION OF PENNSYLVANIA                                                                         123,093
       13,100   VALLEY NATIONAL BANCORP                                                                                     251,651
       23,900   WASHINGTON FEDERAL INCORPORATED                                                                             545,876
       17,200   WEBSTER FINANCIAL CORPORATION                                                                               479,364
       14,700   WEST COAST BANCORP OREGON                                                                                   214,473
        3,500   WHITNEY HOLDING CORPORATION                                                                                  86,765
       18,400   WILMINGTON TRUST CORPORATION                                                                                572,240

                                                                                                                         22,168,502
                                                                                                                      -------------

EATING & DRINKING PLACES: 0.87%
          555   CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                                        7,276
       61,100   CEC ENTERTAINMENT INCORPORATED+                                                                           1,764,568
       23,000   MORTON'S RESTAURANT GROUP INCORPORATED+                                                                     182,390
       33,600   O'CHARLEYS INCORPORATED                                                                                     387,072
       19,400   RUBIO'S RESTAURANTS INCORPORATED+                                                                           110,968

                                                                                                                          2,452,274
                                                                                                                      -------------

EDUCATIONAL SERVICES: 0.70%
      116,700   CORINTHIAN COLLEGES INCORPORATED+                                                                           843,741
       52,600   LEARNING TREE INTERNATIONAL INCORPORATED+                                                                   737,452
       32,455   LINCOLN EDUCATIONAL SERVICES+                                                                               389,460

                                                                                                                          1,970,653
                                                                                                                      -------------

ELECTRIC, GAS & SANITARY SERVICES: 2.35%
       39,000   CLEAN HARBORS INCORPORATED+                                                                               2,535,000
          500   IDACORP INCORPORATED                                                                                         16,055
       17,125   NEWALTA CORPORATION                                                                                         286,126
      182,200   NISOURCE INCORPORATED                                                                                     3,141,128
        9,400   PORTLAND GENERAL ELECTRIC COMPANY                                                                           211,970
       19,000   UNISOURCE ENERGY CORPORATION                                                                                422,940

                                                                                                                          6,613,219
                                                                                                                      -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 4.34%
       53,200   ACTEL CORPORATION+                                                                                          814,492
        2,300   ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                                 12,926
      191,200   ARRIS GROUP INCORPORATED+                                                                                 1,112,784
       64,100   CHIPMOS TECHNOLOGIES BERMUDA LIMITED+                                                                       205,761
       48,300   CTS CORPORATION                                                                                             516,810
       10,100   DIODES INCORPORATED+                                                                                        221,796
      117,653   EVANS & SUTHERLAND COMPUTER CORPORATION+                                                                     89,428
       55,900   EXAR CORPORATION+                                                                                           460,057
        9,800   HOUSTON WIRE & CABLE COMPANY                                                                                156,996
       12,200   IMATION CORPORATION                                                                                         277,428
       24,770   INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                                389,137
      135,300   JABIL CIRCUIT INCORPORATED                                                                                1,279,938
      162,200   MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                      911,564
      562,740   MRV COMMUNICATIONS INCORPORATED+                                                                            770,954
       29,525   OSI SYSTEMS INCORPORATED+                                                                                   679,666
      143,850   POWER-ONE INCORPORATED+                                                                                     461,759
       98,885   RICHARDSON ELECTRONICS LIMITED                                                                              418,284
       39,500   SMART MODULAR TECHNOLOGIES INCORPORATED+                                                                    245,295
       66,900   SYMMETRICOM INCORPORATED+                                                                                   233,481
       40,400   TRIDENT MICROSYSTEMS INCORPORATED+                                                                          208,060

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 201


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                              VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
       25,000   UNIVERSAL ELECTRONICS INCORPORATED+                                                                   $     605,250
       89,400   XILINX INCORPORATED                                                                                       2,123,250

                                                                                                                         12,195,116
                                                                                                                      -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.70%
       15,500   AMERICAN PHYSICIANS SERVICE GROUP INCORPORATED                                                              303,490
       93,400   CRA INTERNATIONAL INCORPORATED+                                                                           3,001,876
       24,520   INFINITY PHARMACEUTICALS INCORPORATED+                                                                      149,327
      158,485   SYMYX TECHNOLOGIES INCORPORATED+                                                                          1,188,638
        5,500   TETRA TECH INCORPORATED+                                                                                    107,305
        3,100   TRIMERIS INCORPORATED+                                                                                       20,212

                                                                                                                          4,770,848
                                                                                                                      -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.23%
        5,800   CROWN HOLDINGS INCORPORATED                                                                                 145,928
       41,300   MATERIAL SCIENCES CORPORATION+                                                                              320,488
        2,200   VALMONT INDUSTRIES INCORPORATED                                                                             193,358

                                                                                                                            659,774
                                                                                                                      -------------

FOOD & KINDRED PRODUCTS: 5.18%
       87,320   DEL MONTE FOODS COMPANY                                                                                     832,160
       29,650   FLOWERS FOODS INCORPORATED                                                                                  733,838
      125,700   HERCULES INCORPORATED                                                                                     2,299,053
       14,000   MATRIXX INITIATIVES INCORPORATED+                                                                           204,960
       68,200   THE HERSHEY COMPANY                                                                                       2,569,094
      233,089   TOOTSIE ROLL INDUSTRIES INCORPORATED                                                                      5,873,843
      110,100   UNITED NATURAL FOODS INCORPORATED+                                                                        2,059,971

                                                                                                                         14,572,919
                                                                                                                      -------------

FOOD STORES: 1.32%
       21,100   INGLES MARKETS INCORPORATED CLASS A                                                                         518,849
       10,100   THE PANTRY INCORPORATED+                                                                                    212,908
      165,100   WINN-DIXIE STORES INCORPORATED+                                                                           2,965,196

                                                                                                                          3,696,953
                                                                                                                      -------------

FURNITURE & FIXTURES: 0.45%
        8,600   HNI CORPORATION                                                                                             231,254
       64,200   LSI INDUSTRIES INCORPORATED                                                                                 848,082
       25,200   SEALY CORPORATION                                                                                           191,520

                                                                                                                          1,270,856
                                                                                                                      -------------

GENERAL MERCHANDISE STORES: 0.08%
       47,300   RETAIL VENTURES INCORPORATED+                                                                               229,405
                                                                                                                      -------------

HEALTH SERVICES: 2.32%
      145,700   ALLIED HEALTHCARE INTERNATIONAL INCORPORATED+                                                               233,120
       23,900   AMERICA SERVICE GROUP INCORPORATED+                                                                         144,834
       28,200   AMERICAN DENTAL PARTNERS INCORPORATED+                                                                      272,694
      103,000   BIOSCRIP INCORPORATED+                                                                                      696,280
       80,300   CARDIAC SCIENCE CORPORATION+                                                                                670,505
       67,790   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                      838,562
       33,250   ENSIGN GROUP INCORPORATED                                                                                   308,228
       91,400   FIVE STAR QUALITY CARE INCORPORATED+                                                                        580,390
       32,595   GENTIVA HEALTH SERVICES INCORPORATED+                                                                       709,267
       11,940   HEALTHSOUTH REHABILITATION CORPORATION+                                                                     212,413
    1,253,100   HOOPER HOLMES INCORPORATED+                                                                                 814,515

202 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                              VALUE
HEALTH SERVICES (continued)
        9,600   MATRIA HEALTHCARE INCORPORATED+                                                                       $     214,080
       63,200   NAUTILUS GROUP INCORPORATED                                                                                 207,928
       62,000   NOVAMED INCORPORATED+                                                                                       234,980
       25,600   REHABCARE GROUP INCORPORATED+                                                                               384,000

                                                                                                                          6,521,796
                                                                                                                      -------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.24%
       37,060   STERLING CONSTRUCTION COMPANY INCORPORATED+                                                                 675,233
                                                                                                                      -------------

HOLDING & OTHER INVESTMENT OFFICES: 4.11%
       28,800   AGREE REALTY CORPORATION                                                                                    790,560
       87,585   ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                                   1,341,802
      166,700   ANTHRACITE CAPITAL INCORPORATED                                                                           1,100,220
      313,480   ANWORTH MORTGAGE ASSET CORPORATION                                                                        1,921,632
       35,808   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                         1,282,285
       50,870   CAPSTEAD MORTGAGE CORPORATION                                                                               579,918
       46,600   CARE INVESTMENT TRUST INCORPORATED                                                                          491,630
       64,200   FELDMAN MALL PROPERTIES INCORPORATED+                                                                       166,278
       13,800   GLIMCHER REALTY TRUST                                                                                       165,048
       54,465   HILLTOP HOLDINGS INCORPORATED+                                                                              566,436
       75,900   JER INVESTORS TRUST INCORPORATED                                                                            643,632
       72,000   MEDICAL PROPERTIES TRUST INCORPORATED                                                                       815,040
      119,165   MFA MORTGAGE INVESTMENTS INCORPORATED                                                                       750,740
      187,110   ORIGEN FINANCIAL INCORPORATED                                                                               224,532
       17,600   RAIT INVESTMENT TRUST                                                                                       122,144
       58,575   UMH PROPERTIES INCORPORATED                                                                                 584,579

                                                                                                                         11,546,476
                                                                                                                      -------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.11%
      153,300   BELL MICROPRODUCTS INCORPORATED+                                                                            312,732
                                                                                                                      -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.37%
       40,535   EMPIRE RESORTS INCORPORATED+                                                                                 55,533
       17,200   MTR GAMING GROUP INCORPORATED+                                                                              120,400
      117,235   OUTDOOR CHANNEL HOLDINGS INCORPORATED+                                                                      861,677

                                                                                                                          1,037,610
                                                                                                                      -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.41%
       35,400   BLOUNT INTERNATIONAL INCORPORATED+                                                                          437,898
        8,500   BRIGGS & STRATTON CORPORATION                                                                               152,150
       80,580   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                                588,234
       42,400   COLUMBUS MCKINNON CORPORATION+                                                                            1,313,552
       95,365   CRAY INCORPORATED+                                                                                          568,375
        5,300   DIEBOLD INCORPORATED                                                                                        199,015
       72,600   DOT HILL SYSTEMS CORPORATION+                                                                               217,800
       62,600   DRESSER-RAND GROUP INCORPORATED+                                                                          1,924,950
      402,100   ENTEGRIS INCORPORATED+                                                                                    2,891,099
       64,700   FLANDER CORPORATION+                                                                                        394,023
        9,200   GARDNER DENVER INCORPORATED+                                                                                341,320
      596,900   INFOCUS CORPORATION+                                                                                      1,116,203
      211,395   INTERMEC INCORPORATED+                                                                                    4,690,855
       27,300   INTEVAC INCORPORATED+                                                                                       353,535
       92,000   NN INCORPORATED                                                                                             895,160
          200   PLANAR SYSTEMS INCORPORATED+                                                                                    802
       84,100   QUALSTAR CORPORATION                                                                                        268,279
       37,900   RACKABLE SYSTEMS INCORPORATED+                                                                              345,648

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 203


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                              VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
       20,800   RIMAGE CORPORATION+                                                                                   $     455,520
       47,800   SPARTECH CORPORATION                                                                                        403,910
          400   TENNANT COMPANY                                                                                              15,924
       11,700   TIMKEN COMPANY                                                                                              347,724
      243,000   ULTRATECH INCORPORATED+                                                                                   2,335,230
       88,680   VOYAGER LEARNING COMPANY+                                                                                   576,420

                                                                                                                         20,833,626
                                                                                                                      -------------

INSURANCE AGENTS, BROKERS & SERVICE: 0.66%
      325,300   CRAWFORD & COMPANY CLASS A+                                                                               1,463,850
       20,400   ONEBEACON INSURANCE GROUP LIMITED                                                                           388,008

                                                                                                                          1,851,858
                                                                                                                      -------------

INSURANCE CARRIERS: 4.88%
       37,600   AFFIRMATIVE INSURANCE HOLDINGS INCORPORATED                                                                 300,048
       88,500   AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY                                                             821,280
       41,700   AMERICAN SAFETY INSURANCE GROUP LIMITED+                                                                    713,070
       67,650   AMERISAFE INCORPORATED+                                                                                     855,096
       28,456   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                                1,010,757
       24,650   CASTLEPOINT HOLDINGS LIMITED                                                                                239,845
       92,300   CRM HOLDINGS LIMITED+                                                                                       462,423
       10,100   DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                                 295,223
       65,200   DONEGAL GROUP INCORPORATED CLASS A                                                                        1,134,480
       27,500   EMC INSURANCE GROUP INCORPORATED                                                                            739,475
       14,100   HARLEYSVILLE GROUP INCORPORATED                                                                             508,869
       15,000   KINGSWAY FINANCIAL SERVICES INCORPORATED                                                                    177,300
      100,500   MEADOWBROOK INSURANCE GROUP INCORPORATED                                                                    784,905
       11,925   MERCURY GENERAL CORPORATION                                                                                 528,397
       66,889   NORTH POINTE HOLDINGS CORPORATION+                                                                        1,056,846
       12,440   NYMAGIC INCORPORATED                                                                                        282,512
       62,400   PMA CAPITAL CORPORATION CLASS A+                                                                            532,896
       42,100   PROCENTURY CORPORATION                                                                                      757,800
       55,700   SEABRIGHT INSURANCE HOLDINGS+                                                                               820,461
       90,000   SPECIALTY UNDERWRITERS' ALLIANCE INCORPORATED                                                               383,400
       12,700   STANCORP FINANCIAL GROUP INCORPORATED                                                                       605,917
       16,100   STATE AUTO FINANCIAL CORPORATION                                                                            468,993
       25,200   TRIAD GUARANTY INCORPORATED+                                                                                126,000
        3,200   ZENITH NATIONAL INSURANCE CORPORATION                                                                       114,752

                                                                                                                         13,720,745
                                                                                                                      -------------

JUSTICE, PUBLIC ORDER & SAFETY: 0.56%
       55,499   GEO GROUP INCORPORATED+                                                                                   1,578,392
                                                                                                                      -------------

LEATHER & LEATHER PRODUCTS: 0.47%
       80,385   BAKERS FOOTWEAR GROUP INCORPORATED+                                                                         159,162
       31,200   SHOE CARNIVAL INCORPORATED+                                                                                 422,136
       21,400   TIMBERLAND COMPANY+                                                                                         293,822
       15,200   WEYCO GROUP INCORPORATED                                                                                    450,984

                                                                                                                          1,326,104
                                                                                                                      -------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.48%
       18,600   LOUISIANA-PACIFIC CORPORATION                                                                               170,748
       27,380   NOBILITY HOMES INCORPORATED                                                                                 479,150
       24,706   SKYLINE CORPORATION                                                                                         687,321

                                                                                                                          1,337,219
                                                                                                                      -------------

204 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.25%
      173,524   ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                              $   1,072,378
       49,600   CANTEL INDUSTRIES+                                                                                          526,752
       26,196   COHERENT INCORPORATED+                                                                                      730,606
      135,845   CREDENCE SYSTEMS CORPORATION+                                                                               230,937
       51,382   DEL GLOBAL TECHNOLOGIES CORPORATION+                                                                        120,748
        9,200   DRS TECHNOLOGIES INCORPORATED                                                                               536,176
       48,400   EDAP TMS SA ADR+                                                                                            170,852
       14,700   HANGER ORTHOPEDIC GROUP INCORPORATED+                                                                       158,466
      118,800   HEALTHTRONICS INCORPORATED+                                                                                 384,912
       62,557   HERLEY INDUSTRIES INCORPORATED+                                                                             646,839
       93,800   NEWPORT CORPORATION+                                                                                      1,047,746
      204,600   NORTH AMERICAN SCIENTIFIC INCORPORATED+                                                                      69,564
      118,600   PERKINELMER INCORPORATED                                                                                  2,876,050
       63,247   VITAL SIGNS INCORPORATED                                                                                  3,203,461
       29,900   X-RITE INCORPORATED+                                                                                        178,503

                                                                                                                         11,953,990
                                                                                                                      -------------

METAL MINING: 2.66%
      109,430   APEX SILVER MINES LIMITED+                                                                                1,326,292
       25,070   GOLDCORP INCORPORATED                                                                                       971,463
       75,575   NOVAGOLD RESOURCES INCORPORATED+                                                                            582,683
       89,010   RANDGOLD RESOURCES LIMITED ADR+                                                                           4,124,723
       31,766   YAMANA GOLD INCORPORATED                                                                                    464,424

                                                                                                                          7,469,585
                                                                                                                      -------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.04%
      224,885   BIRCH MOUNTAIN RESOURCES LIMITED+                                                                           110,194
                                                                                                                      -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 2.05%
       42,910   ACCO BRANDS CORPORATION+                                                                                    582,289
       25,600   ARMSTRONG WORLD INDUSTRIES INCORPORATED+                                                                    912,896
      411,000   LEAPFROG ENTERPRISES INCORPORATED+                                                                        2,897,550
       21,200   LYDALL INCORPORATED+                                                                                        242,740
        5,800   RC2 CORPORATION+                                                                                            121,626
       34,300   RUSS BERRIE & COMPANY INCORPORATED+                                                                         482,258
       23,200   STANDEX INTERNATIONAL CORPORATION                                                                           518,288

                                                                                                                          5,757,647
                                                                                                                      -------------

MISCELLANEOUS RETAIL: 0.38%
       49,300   AC MOORE ARTS & CRAFTS INCORPORATED+                                                                        336,226
       63,200   FINLAY ENTERPRISES INCORPORATED+                                                                             40,764
       22,700   OFFICE DEPOT INCORPORATED+                                                                                  250,835
       41,200   PC MALL INCORPORATED+                                                                                       437,956

                                                                                                                          1,065,781
                                                                                                                      -------------

MISCELLANEOUS SERVICES: 0.08%
       13,800   BANKFINANCIAL CORPORATION                                                                                   219,558
                                                                                                                      -------------

MOTION PICTURES: 0.04%
       80,500   WPT ENTERPRISES INCORPORATED+                                                                               116,725
                                                                                                                      -------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.54%
       21,300   DISCOVER FINANCIAL SERVICES                                                                                 348,681
      130,100   MCG CAPITAL CORPORATION                                                                                   1,182,609

                                                                                                                          1,531,290
                                                                                                                      -------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 205


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
OIL & GAS EXTRACTION: 6.21%
        3,800   ATWOOD OCEANICS INCORPORATED+                                                                         $     348,536
       40,500   BRIGHAM EXPLORATION COMPANY+                                                                                245,835
       10,600   COMSTOCK RESOURCES INCORPORATED+                                                                            427,180
       10,250   FOREST OIL CORPORATION+                                                                                     501,840
      134,455   GLOBAL INDUSTRIES LIMITED+                                                                                2,163,381
       42,540   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                1,340,010
       27,045   HELMERICH & PAYNE INCORPORATED                                                                            1,267,599
       79,255   KEY ENERGY SERVICES INCORPORATED+                                                                         1,063,602
       85,010   MCMORAN EXPLORATION COMPANY+                                                                              1,469,823
      267,335   NEWPARK RESOURCES INCORPORATED+                                                                           1,363,409
       16,340   OCEANEERING INTERNATIONAL INCORPORATED+                                                                   1,029,420
        9,405   PRIDE INTERNATIONAL INCORPORATED+                                                                           328,705
       40,375   RANGE RESOURCES CORPORATION                                                                               2,561,794
        5,070   SANDRIDGE ENERGY INCORPORATED+                                                                              198,491
       12,500   SUPERIOR ENERGY SERVICES INCORPORATED+                                                                      495,250
      205,400   SYNTROLEUM CORPORATION+                                                                                     127,348
       56,020   TRILOGY ENERGY TRUST                                                                                        543,036
        5,300   UNIT CORPORATION+                                                                                           300,245
       32,000   WARREN RESOURCES INCORPORATED+                                                                              379,840
       42,650   WILLBROS GROUP INCORPORATED+                                                                              1,305,090

                                                                                                                         17,460,434
                                                                                                                      -------------

PAPER & ALLIED PRODUCTS: 0.78%
      106,500   BUCKEYE TECHNOLOGIES INCORPORATED+                                                                        1,188,540
      108,580   CHESAPEAKE CORPORATION+                                                                                     522,270
        5,300   SONOCO PRODUCTS COMPANY                                                                                     151,739
       41,700   STANDARD REGISTER COMPANY                                                                                   324,843

                                                                                                                          2,187,392
                                                                                                                      -------------

PERSONAL SERVICES: 0.10%
       10,600   REGIS CORPORATION                                                                                           291,394
                                                                                                                      -------------

PETROLEUM REFINING & RELATED INDUSTRIES: 0.60%
       10,900   DELEK US HOLDINGS INCORPORATED                                                                              138,103
       35,895   INTEROIL CORPORATION+                                                                                       591,191
       29,200   WD-40 COMPANY                                                                                               970,900

                                                                                                                          1,700,194
                                                                                                                      -------------

PIPELINES: 0.15%
        9,100   ENBRIDGE ENERGY PARTNERS LP                                                                                 432,705
                                                                                                                      -------------

PRIMARY METAL INDUSTRIES: 0.11%
        7,200   NORTHWEST PIPE COMPANY+                                                                                     305,928
                                                                                                                      -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 2.29%
       18,000   AMERICAN GREETINGS CORPORATION CLASS A                                                                      333,900
       41,000   ENNIS INCORPORATED                                                                                          687,980
       64,255   JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                                 474,202
       24,785   MCCLATCHY COMPANY CLASS A                                                                                   265,200
       11,300   MULTI-COLOR CORPORATION                                                                                     252,668
      458,200   PLAYBOY ENTERPRISES INCORPORATED CLASS B+                                                                 3,816,806
       80,200   PRESSTEK INCORPORATED+                                                                                      351,276
       53,205   R.H. DONNELLEY CORPORATION+                                                                                 269,217

                                                                                                                          6,451,249
                                                                                                                      -------------

206 Wells Fargo Advantage Master Portfolios

                            Portfolio of Investments--March 31, 2008 (Unaudited)


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
REAL ESTATE: 0.05%
       14,900   THOMAS PROPERTIES GROUP INCORPORATED                                                                  $     130,822
                                                                                                                      -------------

REAL ESTATE INVESTMENT TRUST (REIT): 0.27%
       53,500   LEXINGTON CORPORATE PROPERTIES TRUST                                                                        770,935
                                                                                                                      -------------

RESTAURANTS: 0.08%
       20,200   MCCORMICK & SCHMICK'S SEAFOOD INCORPORATED+                                                                 235,330
                                                                                                                      -------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.41%
      147,883   INTERTAPE POLYMER GROUP INCORPORATED+                                                                       350,483
        4,521   JARDEN CORPORATION+                                                                                          98,287
       28,300   SEALED AIR CORPORATION                                                                                      714,575

                                                                                                                          1,163,345
                                                                                                                      -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.03%
        8,700   MARKETAXESS HOLDINGS INCORPORATED+                                                                           86,478
                                                                                                                      -------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.62%
       87,090   GENTEX CORPORATION                                                                                        1,493,594
       65,480   US CONCRETE INCORPORATED+                                                                                   248,824

                                                                                                                          1,742,418
                                                                                                                      -------------

TRANSPORTATION BY AIR: 0.47%
       32,990   AIRTRAN HOLDINGS INCORPORATED+                                                                              217,734
       33,845   JETBLUE AIRWAYS CORPORATION+                                                                                196,301
        6,215   PHI INCORPORATED+                                                                                           189,558
       23,070   PHI INCORPORATED (NON-VOTING)+                                                                              727,628

                                                                                                                          1,331,221
                                                                                                                      -------------

TRANSPORTATION EQUIPMENT: 2.97%
       36,900   AFTERMARKET TECHNOLOGY CORPORATION+                                                                         717,336
       23,300   ARCTIC CAT INCORPORATED                                                                                     169,857
      165,697   EXIDE TECHNOLOGIES+                                                                                       2,170,631
      176,200   FEDERAL SIGNAL CORPORATION                                                                                2,459,742
      148,960   FLEETWOOD ENTERPRISES INCORPORATED+                                                                         685,216
       19,915   HI SHEAR TECHNOLOGY CORPORATION+                                                                            229,023
       17,100   MONACO COACH CORPORATION                                                                                    162,108
       53,300   SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                 1,182,194
       14,900   WABTEC CORPORATION                                                                                          561,134

                                                                                                                          8,337,241
                                                                                                                      -------------

TRANSPORTATION SERVICES: 0.66%
       42,900   DYNAMEX INCORPORATED+                                                                                     1,085,370
        9,600   GATX CORPORATION                                                                                            375,072
       23,300   PACER INTERNATIONAL INCORPORATED                                                                            382,819

                                                                                                                          1,843,261
                                                                                                                      -------------

WHOLESALE TRADE NON-DURABLE GOODS: 1.32%
      117,400   KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                             1,988,756
       34,100   SCHOOL SPECIALTY INCORPORATED+                                                                            1,075,514
       97,300   SOURCE INTERLINK COMPANIES INCORPORATED+                                                                    184,870
        9,800   UNITED STATIONERS INCORPORATED+                                                                             467,460

                                                                                                                          3,716,600
                                                                                                                      -------------

Portfolio of Investments--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 207


STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
WHOLESALE TRADE-DURABLE GOODS: 1.29%
       10,200   INTERLINE BRANDS INCORPORATED+                                                                        $     189,210
       51,000   KAMAN CORPORATION CLASS A                                                                                 1,442,790
       16,400   LKQ CORPORATION+                                                                                            368,508
      100,100   NAVARRE CORPORATION+                                                                                        176,176
        9,600   OWENS & MINOR INCORPORATED                                                                                  377,664
       42,969   PATRICK INDUSTRIES INCORPORATED+                                                                            294,338
       78,000   POMEROY IT SOLUTIONS INCORPORATED+                                                                          431,340
       27,600   WILLIS LEASE FINANCE CORPORATION+                                                                           346,932

                                                                                                                          3,626,958
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $321,141,255)                                                                                 272,854,050
                                                                                                                      -------------

RIGHTS: 0.01%
       18,957   MCG CAPITAL CORPORATION+                                                                                     20,284

TOTAL RIGHTS (COST $0)                                                                                                       20,284
                                                                                                                      -------------
PREFERRED STOCKS: 0.09%
       15,200   ANWORTH MORTGAGE PREFERRED                                                                                  258,400

TOTAL PREFERRED STOCKS (COST $360,099)                                                                                      258,400
                                                                                                                      -------------

SHORT-TERM INVESTMENTS: 2.11%
    5,945,231   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              5,945,231
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,945,231)                                                                            5,945,231
                                                                                                                      -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $327,446,585)*                            99.24%                                                                $ 279,077,965

OTHER ASSETS AND LIABILITIES, NET                0.76                                                                     2,138,790
                                               ------                                                                 -------------

TOTAL NET ASSETS                               100.00%                                                                $ 281,216,755
                                               ======                                                                 =============

--------------------------------------------------------------------------------
  +   Non-income earning securities.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Short-term security of an affiliate of the Fund with a cost of $5,945,231.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

208 Wells Fargo Advantage Master Portfolios

                Statements of Assets and Liabilities--March 31, 2008 (Unaudited)


                                                                                  C&B Large        Disciplined
                                                                                  Cap Value          Growth
                                                                                  Portfolio         Portfolio
----------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value (including securities on loan) ........   $   777,220,877   $   127,757,371
      Collateral received for securities loaned (Note 2) ...................        53,385,005         3,444,329
      Investments in affiliates ............................................        39,642,910         5,140,615
                                                                               ---------------------------------
   Total investments at market value (see cost below) ......................       870,248,792       136,342,315
                                                                               ---------------------------------
   Foreign currency, at value ..............................................                 0                 0
   Variation margin receivable on futures contracts ........................                 0                 0
   Receivable for investments sold .........................................                 0                 0
   Receivables for dividends and interest ..................................         1,864,177           103,444
   Prepaid expenses and other assets .......................................                 0                 0
                                                                               ---------------------------------
Total assets ...............................................................       872,112,969       136,445,759
                                                                               ---------------------------------
LIABILITIES
   Foreign taxes payable ...................................................               390                 0
   Payable for investments purchased .......................................                 0                 0
   Payable to investment advisor and affiliates (Note 3) ...................           523,152            78,707
   Unrealized depreciation on forward foreign currency contracts ...........                 0                 0
   Payable upon receipt of securities loaned (Note 2) ......................        54,264,921         3,593,979
   Accrued expenses and other liabilities ..................................             5,885            16,621
                                                                               ---------------------------------
Total liabilities ..........................................................        54,794,348         3,689,307
                                                                               ---------------------------------
TOTAL NET ASSETS ...........................................................   $   817,318,621   $   132,756,452
                                                                               =================================

Investments at cost ........................................................   $   919,302,063   $   125,364,422
                                                                               ---------------------------------
Foreign currencies at cost .................................................   $             0   $             0
                                                                               ---------------------------------
Securities on loan, at market value (Note 2) ...............................   $    51,303,736   $     3,268,002
                                                                               ---------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 209


                                                                                  Emerging           Equity            Equity
                                                                                   Growth            Income             Value
                                                                                  Portfolio         Portfolio         Portfolio
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value (including securities on loan) ........   $   104,266,904   $   448,537,626   $  647,890,846
      Collateral received for securities loaned (Note 2) ...................        41,763,964        60,904,203       99,897,451
      Investments in affiliates ............................................         4,308,287         2,170,153       21,079,670
                                                                               --------------------------------------------------
   Total investments at market value (see cost below) ......................       150,339,155       511,611,982      768,867,967
                                                                               --------------------------------------------------
   Foreign currency, at value ..............................................                 0                 0                0
   Variation margin receivable on futures contracts ........................                 0                 0                0
   Receivable for investments sold .........................................         2,498,976                 0       25,077,338
   Receivables for dividends and interest ..................................            20,981           561,681          891,637
   Prepaid expenses and other assets .......................................                 0                 0                0
                                                                               --------------------------------------------------
Total assets ...............................................................       152,859,112       512,173,663      794,836,942
                                                                               --------------------------------------------------
LIABILITIES
   Foreign taxes payable ...................................................                 0                 0                0
   Payable for investments purchased .......................................         1,267,885                 0       32,376,089
   Payable to investment advisor and affiliates (Note 3) ...................            80,609           190,103          340,255
   Unrealized depreciation on forward foreign currency contracts ...........                 0                 0                0
   Payable upon receipt of securities loaned (Note 2) ......................        41,970,475        61,379,842      100,523,548
   Accrued expenses and other liabilities ..................................            18,335            30,413           22,903
                                                                               --------------------------------------------------
Total liabilities ..........................................................        43,337,304        61,600,358      133,262,795
                                                                               --------------------------------------------------
TOTAL NET ASSETS ...........................................................   $   109,521,808   $   450,573,305   $  661,574,147
                                                                               ==================================================

Investments at cost ........................................................   $   153,936,882   $   437,255,082   $  766,295,647
                                                                               --------------------------------------------------
Foreign currencies at cost .................................................   $             0   $             0   $            0
                                                                               --------------------------------------------------
Securities on loan, at market value (Note 2) ...............................   $    40,861,147   $    59,407,397   $   97,111,262
                                                                               --------------------------------------------------

                                                                                                  International     International
                                                                                    Index             Core             Growth
                                                                                  Portfolio         Portfolio        Portfolio
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value (including securities on loan) ........   $ 2,317,103,484   $   110,888,991   $  236,555,929
      Collateral received for securities loaned (Note 2) ...................       425,644,282                 0       21,383,063
      Investments in affiliates ............................................        25,784,728           659,911        5,673,218
                                                                               --------------------------------------------------
   Total investments at market value (see cost below) ......................     2,768,532,494       111.548.902      263,612,210
                                                                               --------------------------------------------------
   Foreign currency, at value ..............................................                 0                 0              105
   Variation margin receivable on futures contracts ........................            21,675                 0                0
   Receivable for investments sold .........................................         1,518,079                47        1,208,022
   Receivables for dividends and interest ..................................         3,269,341           481,023          530,700
   Prepaid expenses and other assets .......................................                 0                 0           15,301
                                                                               --------------------------------------------------
Total assets ...............................................................     2,773,341,589       112,029,972      265,366,338
                                                                               --------------------------------------------------
LIABILITIES
   Foreign taxes payable ...................................................                 0            11,974                0
   Payable for investments purchased .......................................         1,567,798            96,495        2,207,830
   Payable to investment advisor and affiliates (Note 3) ...................           172,679            92,990          203,468
   Unrealized depreciation on forward foreign currency contracts ...........                 0                 0            2,443
   Payable upon receipt of securities loaned (Note 2) ......................       428,961,515                 0       21,383,063
   Accrued expenses and other liabilities ..................................            53,076             9,477            1,779
                                                                               --------------------------------------------------
Total liabilities ..........................................................       430,755,068           210,936       23,798,583
                                                                               --------------------------------------------------
TOTAL NET ASSETS ...........................................................   $ 2,342,586,521   $   111,819,036   $  241,567,755
                                                                               ==================================================

Investments at cost ........................................................   $ 2,427,849,144   $   103,189,194   $  243,849,889
                                                                               --------------------------------------------------
Foreign currencies at cost .................................................   $             0   $             0   $          100
                                                                               --------------------------------------------------
Securities on loan, at market value (Note 2) ...............................   $   415,970,290   $             0   $   20,509,973
                                                                               --------------------------------------------------

210 Wells Fargo Advantage Master Portfolios

                Statements of Assets and Liabilities--March 31, 2008 (Unaudited)


                                                                                International    International
                                                                                    Index            Value
                                                                                  Portfolio        Portfolio
--------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value (including securities on loan) .........   $ 108,505,977    $ 378,396,140
      Collateral received for securities loaned (Note 2) ....................       3,399,214       29,204,017
      Investments in affiliates .............................................       1,178,469        9,021,416
                                                                                ------------------------------
   Total investments at market value (see cost below) .......................     113,083,660      416,621,573
                                                                                ------------------------------
   Foreign currency, at value ...............................................       1,157,544        3,708,988
   Variation margin receivable on futures contracts .........................         321,309                0
   Receivable for investments sold ..........................................               0          993,358
   Receivables for dividends and interest ...................................         636,643        2,880,636
   Unrealized appreciation on forward foreign currency contracts ............           5,217                0
   Prepaid expenses and other assets ........................................               0                0
                                                                                ------------------------------
Total assets ................................................................     115,204,373      424,204,555
                                                                                ------------------------------
LIABILITIES
   Foreign taxes payable ....................................................               0                0
   Payable for investments purchased ........................................               0          414,642
   Payable to investment advisor and affiliates (Note 3) ....................          39,086          316,565
   Unrealized depreciation on forward foreign currency contracts ............               0              181
   Payable upon receipt of securities loaned (Note 2) .......................       3,399,214       29,204,017
   Accrued expenses and other liabilities ...................................          60,283           44,164
                                                                                ------------------------------
Total liabilities ...........................................................       3,498,583       29,979,569
                                                                                ------------------------------
TOTAL NET ASSETS ............................................................   $ 111,705,790    $ 394,224,986
                                                                                ==============================

Investments at cost .........................................................   $  83,813,551    $ 411,866,223
                                                                                ------------------------------
Foreign currencies at cost ..................................................   $   1,147,267    $   3,676,791
                                                                                ------------------------------
Securities on loan, at market value (Note 2) ................................   $   3,238,078    $  28,051,508
                                                                                ------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 211


                                                                                  Large Cap       Large Company       Small Cap
                                                                                 Appreciation        Growth             Index
                                                                                   Portfolio        Portfolio         Portfolio
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value (including securities on loan) .........   $ 141,369,468    $ 1,948,251,543   $   312,284,301
      Collateral received for securities loaned (Note 2) ....................       7,265,602        237,084,094       112,005,529
      Investments in affiliates .............................................       5,093,290         16,208,568         2,658,018
                                                                                --------------------------------------------------
   Total investments at market value (see cost below) .......................     153,728,360      2,201,544,205       426,947,848
                                                                                --------------------------------------------------
   Foreign currency, at value ...............................................               0                  0                 0
   Variation margin receivable on futures contracts .........................               0                  0            11,800
   Receivable for investments sold ..........................................               0         23,912,354           660,255
   Receivables for dividends and interest ...................................         160,567            860,699           349,357
   Unrealized appreciation on forward foreign currency contracts ............               0                  0                 0
   Prepaid expenses and other assets ........................................               0                  0                 0
                                                                                --------------------------------------------------
Total assets ................................................................     153,888,927      2,226,317,258       427,969,260
                                                                                --------------------------------------------------
LIABILITIES
   Foreign taxes payable ....................................................             423                  0                 0
   Payable for investments purchased ........................................         676,154                  0         1,476,386
   Payable to investment advisor and affiliates (Note 3) ....................          87,894          1,064,222            39,806
   Unrealized depreciation on forward foreign currency contracts ............               0                  0                 0
   Payable upon receipt of securities loaned (Note 2) .......................       7,370,781        239,520,774       112,756,913
   Accrued expenses and other liabilities ...................................          30,867             64,119             8,813
                                                                                --------------------------------------------------
Total liabilities ...........................................................       8,166,119        240,649,115       114,281,918
                                                                                --------------------------------------------------
TOTAL NET ASSETS ............................................................   $ 145,722,808    $ 1,985,668,143   $   313,687,342
                                                                                ==================================================

Investments at cost .........................................................   $ 146,839,063    $ 1,990,429,067   $   415,075,294
                                                                                --------------------------------------------------
Foreign currencies at cost ..................................................   $           0    $             0   $             0
                                                                                --------------------------------------------------
Securities on loan, at market value (Note 2) ................................   $   7,115,622    $   234,815,811   $   109,611,323
                                                                                --------------------------------------------------

                                                                                Small Company     Small Company       Strategic
                                                                                   Growth             Value           Small Cap
                                                                                  Portfolio         Portfolio      Value Portfolio
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value (including securities on loan) .........   $ 551,679,955    $   361,015,168   $   273,132,734
      Collateral received for securities loaned (Note 2) ....................     114,580,409         65,971,954                 0
      Investments in affiliates .............................................      15,401,791          4,684,767         5,945,231
                                                                                --------------------------------------------------
   Total investments at market value (see cost below) .......................     681,662,155        431,671,889       279,077,965
                                                                                --------------------------------------------------
   Foreign currency, at value ...............................................               0                  0                 0
   Variation margin receivable on futures contracts .........................               0                  0                 0
   Receivable for investments sold ..........................................      14,600,571          3,894,777         3,040,381
   Receivables for dividends and interest ...................................         135,375            527,238           440,044
   Unrealized appreciation on forward foreign currency contracts ............               0                  0                 0
   Prepaid expenses and other assets ........................................               0                  0             8,058
                                                                                --------------------------------------------------
Total assets ................................................................     696,398,101        436,093,904       282,566,448
                                                                                --------------------------------------------------
LIABILITIES
   Foreign taxes payable ....................................................               0                  0               139
   Payable for investments purchased ........................................      19,458,368            185,350         1,140,698
   Payable to investment advisor and affiliates (Note 3) ....................         391,348            267,609           204,119
   Unrealized depreciation on forward foreign currency contracts ............               0                  0                 0
   Payable upon receipt of securities loaned (Note 2) .......................     115,052,145         66,410,149                 0
   Accrued expenses and other liabilities ...................................          22,673             12,790             4,737
                                                                                --------------------------------------------------
Total liabilities ...........................................................     134,924,534         66,875,898         1,349,693
                                                                                --------------------------------------------------
TOTAL NET ASSETS ............................................................   $ 561,473,567    $   369,218,006   $   281,216,755
                                                                                ==================================================

Investments at cost .........................................................   $ 743,902,544    $   497,886,091   $   327,446,585
                                                                                --------------------------------------------------
Foreign currencies at cost ..................................................   $           0    $             0   $             0
                                                                                --------------------------------------------------
Securities on loan, at market value (Note 2) ................................   $ 110,753,320    $    64,218,005   $             0
                                                                                --------------------------------------------------

212 Wells Fargo Advantage Master Portfolios

   Statements of Operations--For the Six Months Ended March 31, 2008 (Unaudited)


                                                                                  C&B Large       Disciplined
                                                                                  Cap Value         Growth
                                                                                  Portfolio        Portfolio
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ..............................................................   $  11,503,118    $     537,909
   Dividends from affiliated securities .....................................               0                0
   Interest .................................................................               0            1,398
   Interest from affiliated securities ......................................         692,170          108,847
   Securities lending income, net ...........................................         216,717           22,090
                                                                                ------------------------------
Total investment income .....................................................      12,412,005          670,244
                                                                                ------------------------------
EXPENSES
   Advisory fees ............................................................       3,848,963          579,616
   Custody fees .............................................................         109,434           15,748
   Accounting fees ..........................................................               0                0
   Professional fees ........................................................           8,299            7,649
   Shareholder reports ......................................................           5,642            2,800
   Trustees' fees ...........................................................           4,323            4,323
   Other fees and expenses ..................................................          12,053            3,385
                                                                                ------------------------------
Total expenses ..............................................................       3,988,714          613,521
                                                                                ------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) .............................        (236,762)          (8,647)
   Net expenses .............................................................       3,751,952          604,874
                                                                                ------------------------------
Net investment income (loss) ................................................       8,660,053           65,370
                                                                                ------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ..........      (1,752,673)       3,239,225
   Futures transactions .....................................................               0                0
   Affiliated securities ....................................................               0                0
                                                                                ------------------------------
Net realized gain and loss from investments .................................      (1,752,673)       3,239,225
                                                                                ------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ..........    (159,412,790)     (29,631,541)
   Forward foreign currency contracts .......................................               0                0
   Futures transactions .....................................................               0                0
                                                                                ------------------------------
Net change in unrealized appreciation (depreciation) of investments .........    (159,412,790)     (29,631,541)
                                                                                ------------------------------
Net realized and unrealized gain (loss) on investments ......................    (161,165,463)     (26,392,316)
                                                                                ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............   $(152,505,410)   $ (26,326,946)
                                                                                ==============================

1 Net of foreign withholding taxes of .......................................   $           0    $           0

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Six Months Ended March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 213


                                                                                   Emerging        Equity          Equity
                                                                                    Growth         Income           Value
                                                                                  Portfolio       Portfolio       Portfolio
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ..............................................................   $      48,485   $   7,179,101   $    6,844,875
   Dividends from affiliated securities .....................................               0               0                0
   Interest .................................................................               0           2,953                0
   Interest from affiliated securities ......................................          78,203          68,528          369,705
   Securities lending income, net ...........................................          94,589          85,066          101,548
                                                                                ----------------------------------------------
Total investment income .....................................................         221,277       7,335,648        7,316,128
                                                                                ----------------------------------------------
EXPENSES
   Advisory fees ............................................................         410,193       2,008,346        2,236,748
   Custody fees .............................................................           9,316          54,988           61,711
   Accounting fees ..........................................................               0               0                0
   Professional fees ........................................................          10,802           9,136            7,917
   Shareholder reports ......................................................           8,104               0                0
   Trustees' fees ...........................................................           4,323           4,323            4,323
   Other fees and expenses ..................................................           2,215           5,618            4,410
                                                                                ----------------------------------------------
Total expenses ..............................................................         444,953       2,082,411        2,315,109
                                                                                ----------------------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) .............................          (3,127)       (600,541)        (168,637)
   Net expenses .............................................................         441,826       1,481,870        2,146,472
                                                                                ----------------------------------------------
Net investment income (loss) ................................................        (220,549)      5,853,778        5,169,656
                                                                                ----------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ..........      (7,126,588)     32,503,573      (22,869,141)
   Futures transactions .....................................................               0               0                0
   Affiliated securities ....................................................               0               0                0
                                                                                ----------------------------------------------
Net realized gain and loss from investments .................................      (7,126,588)     32,503,573      (22,869,141)
                                                                                ----------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ..........     (17,759,988)   (112,427,244)     (77,919,530)
   Forward foreign currency contracts .......................................               0               0                0
   Futures transactions .....................................................               0               0                0
                                                                                ----------------------------------------------
Net change in unrealized appreciation (depreciation) of investments .........     (17,759,988)   (112,427,244)     (77,919,530)
                                                                                ----------------------------------------------
Net realized and unrealized gain (loss) on investments ......................     (24,886,576)    (79,923,671)    (100,788,671)
                                                                                ----------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............   $ (25,107,125)  $ (74,069,893)  $  (95,619,015)
                                                                                ==============================================

1 Net of foreign withholding taxes of .......................................   $           0   $           0   $       16,982

                                                                                                International    International
                                                                                    Index           Core            Growth
                                                                                  Portfolio       Portfolio        Portfolio
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ..............................................................   $  26,465,069   $   1,033,406   $    1,301,959
   Dividends from affiliated securities .....................................         426,537               0                0
   Interest .................................................................          24,979               0                0
   Interest from affiliated securities ......................................         397,017          15,739          140,885
   Securities lending income, net ...........................................         476,667          14,498           31,582
                                                                                ----------------------------------------------
Total investment income .....................................................      27,790,269       1,063,643        1,474,426
                                                                                ----------------------------------------------
EXPENSES
   Advisory fees ............................................................       1,097,284         635,738        1,282,690
   Custody fees .............................................................         259,276          66,920          135,020
   Accounting fees ..........................................................               0           3,553            4,155
   Professional fees ........................................................          11,559          21,124           11,899
   Shareholder reports ......................................................          16,985             960            1,163
   Trustees' fees ...........................................................           4,323           4,323            4,323
   Other fees and expenses ..................................................          26,577          26,351           13,223
                                                                                ----------------------------------------------
Total expenses ..............................................................       1,416,004         758,969        1,452,473
                                                                                ----------------------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) .............................          (9,780)        (14,768)         (41,085)
   Net expenses .............................................................       1,406,224         744,201        1,411,388
                                                                                ----------------------------------------------
Net investment income (loss) ................................................      26,384,045         319,442           63,038
                                                                                ----------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ..........      56,158,240       8,871,753       19,275,961
   Futures transactions .....................................................      (2,802,268)              0                0
   Affiliated securities ....................................................         689,547               0                0
                                                                                ----------------------------------------------
Net realized gain and loss from investments .................................      54,045,519       8,871,753       19,275,961
                                                                                ----------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ..........    (428,773,027)    (26,152,765)     (41,432,491)
   Forward foreign currency contracts .......................................               0           2,864          (19,740)
   Futures transactions .....................................................        (538,092)              0                0
                                                                                ----------------------------------------------
Net change in unrealized appreciation (depreciation) of investments .........    (429,311,119)    (26,149,901)     (41,452,231)
                                                                                ----------------------------------------------
Net realized and unrealized gain (loss) on investments ......................    (375,265,600)    (17,278,148)     (22,176,270)
                                                                                ----------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............   $(348,881,555)  $ (16,958,706)  $  (22,113,232)
                                                                                ==============================================

1 Net of foreign withholding taxes of .......................................   $           0   $      76,956   $      156,052

214 Wells Fargo Advantage Master Portfolios

   Statements of Operations--For the Six Months Ended March 31, 2008 (Unaudited)


                                                                                    International     International
                                                                                        Index             Value
                                                                                      Portfolio         Portfolio
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 .................................................................   $     1,647,887   $     6,781,901
   Interest ....................................................................             8,000            30,594
   Interest from affiliated securities .........................................            17,626           228,490
   Securities lending income, net ..............................................            24,115            51,459
                                                                                   ---------------------------------
Total investment income ........................................................         1,697,628         7,092,444
                                                                                   ---------------------------------

EXPENSES
   Advisory fees ...............................................................           234,705         1,978,735
   Custody fees ................................................................            67,059           208,288
   Accounting fees .............................................................             1,184             4,520
   Professional fees ...........................................................             9,268             9,643
   Shareholder reports .........................................................               303               625
   Trustees' fees ..............................................................             4,323             4,323
   Other fees and expenses .....................................................            22,043            21,659
                                                                                   ---------------------------------
Total expenses .................................................................           338,885         2,227,793
                                                                                   ---------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) ................................            (7,330)         (161,512)
   Net expenses ................................................................           331,555         2,066,281
                                                                                   ---------------------------------
Net investment income (loss) ...................................................         1,366,073         5,026,163
                                                                                   ---------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation .............        14,163,658         3,270,994
   Forward Foreign Currency Contracts ..........................................            77,264                 0
   Futures transactions ........................................................          (716,797)                0
                                                                                   ---------------------------------
Net realized gain and loss from investments ....................................        13,524,125         3,270,994
                                                                                   ---------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation .............       (30,040,066)      (76,145,680)
   Forward foreign currency contracts ..........................................            (1,738)             (269)
   Futures transactions ........................................................            (2,419)                0
                                                                                   ---------------------------------
Net change in unrealized appreciation (depreciation) of investments ............       (30,044,223)      (76,145,949)
                                                                                   ---------------------------------
Net realized and unrealized gain (loss) on investments .........................       (16,520,098)      (72,874,955)
                                                                                   ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................   $   (15,154,025)  $   (67,848,792)
                                                                                   =================================

1 Net of foreign withholding taxes of ..........................................   $        87,560   $       258,981

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Six Months Ended March 31, 2008 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 215


                                                                                      Large Cap       Large Company      Small Cap
                                                                                    Appreciation          Growth           Index
                                                                                      Portfolio         Portfolio        Portfolio
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 .................................................................   $       974,600   $    10,979,074   $  2,220,240
   Interest ....................................................................                 0                 0         12,996
   Interest from affiliated securities .........................................            64,822           633,245        156,832
   Securities lending income, net ..............................................            14,932           316,746        439,714
                                                                                   ------------------------------------------------
Total investment income ........................................................         1,054,354        11,929,065      2,829,782
                                                                                   ------------------------------------------------

EXPENSES
   Advisory fees ...............................................................           555,923         8,079,410        363,053
   Custody fees ................................................................            16,430           242,317         36,305
   Accounting fees .............................................................                 0                 0              0
   Professional fees ...........................................................             7,236            12,153          8,542
   Shareholder reports .........................................................             1,950             6,688              0
   Trustees' fees ..............................................................             4,323             4,323          4,323
   Other fees and expenses .....................................................             1,830            20,992          4,041
                                                                                   ------------------------------------------------
Total expenses .................................................................           587,692         8,365,883        416,264
                                                                                   ------------------------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) ................................           (16,724)         (212,779)      (126,835)
   Net expenses ................................................................           570,968         8,153,104        289,429
                                                                                   ------------------------------------------------
Net investment income (loss) ...................................................           483,386         3,775,961      2,540,353
                                                                                   ------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation .............         3,171,910       149,362,283     25,349,487
   Forward Foreign Currency Contracts ..........................................                 0                 0              0
   Futures transactions ........................................................                 0                 0     (1,186,040)
                                                                                   ------------------------------------------------
Net realized gain and loss from investments ....................................         3,171,910       149,362,283     24,163,447
                                                                                   ------------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation .............       (22,866,789)     (582,697,549)   (80,453,469)
   Forward foreign currency contracts ..........................................                 0                 0              0
   Futures transactions ........................................................                 0                 0       (170,275)
                                                                                   ------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments ............       (22,866,789)     (582,697,549)   (80,623,744)
                                                                                   ------------------------------------------------
Net realized and unrealized gain (loss) on investments .........................       (19,694,879)     (433,335,266)   (56,460,297)
                                                                                   ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................   $   (19,211,493)  $  (429,559,305)  $(53,919,944)
                                                                                   ================================================

1 Net of foreign withholding taxes of ..........................................   $             0   $             0   $        838

                                                                                   Small Company    Small Company      Strategic
                                                                                      Growth            Value          Small Cap
                                                                                     Portfolio        Portfolio     Value Portfolio
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 .................................................................  $       819,584  $     3,189,510  $     2,442,890
   Interest ....................................................................                0                0                0
   Interest from affiliated securities .........................................          437,942          193,484          236,862
   Securities lending income, net ..............................................          169,984          470,479                0
                                                                                  -------------------------------------------------
Total investment income ........................................................        1,427,510        3,853,473        2,679,752
                                                                                  -------------------------------------------------

EXPENSES
   Advisory fees ...............................................................        3,023,779        1,889,070        1,441,273
   Custody fees ................................................................           69,234           42,688           32,550
   Accounting fees .............................................................                0                0                0
   Professional fees ...........................................................            8,407            9,176           12,743
   Shareholder reports .........................................................            1,449                0            2,331
   Trustees' fees ..............................................................            4,323            4,323            4,323
   Other fees and expenses .....................................................            7,491            3,244            4,397
                                                                                  -------------------------------------------------
Total expenses .................................................................        3,114,683        1,948,501        1,497,617
                                                                                  -------------------------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) ................................           (5,516)          (9,930)         (60,967)
   Net expenses ................................................................        3,109,167        1,938,571        1,436,650
                                                                                  -------------------------------------------------
Net investment income (loss) ...................................................       (1,681,657)       1,914,902        1,243,102
                                                                                  -------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation .............      (28,259,346)     (38,301,983)      (7,231,054)
   Forward Foreign Currency Contracts ..........................................                0                0                0
   Futures transactions ........................................................                0                0                0
                                                                                  -------------------------------------------------
Net realized gain and loss from investments ....................................      (28,259,346)     (38,301,983)      (7,231,054)
                                                                                  -------------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation .............     (135,788,345)     (61,469,442)     (48,544,843)
   Forward foreign currency contracts ..........................................                0                0                0
   Futures transactions ........................................................                0                0                0
                                                                                  -------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments ............     (135,788,345)     (61,469,442)     (48,544,843)
                                                                                  -------------------------------------------------
Net realized and unrealized gain (loss) on investments .........................     (164,047,691)     (99,771,425)     (55,775,897)
                                                                                  -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................  $  (165,729,348) $   (97,856,523) $   (54,532,795)
                                                                                  =================================================

1 Net of foreign withholding taxes of ..........................................  $        12,624  $             0  $         7,950

216 Wells Fargo Advantage Master Portfolios

                                             Statements of Changes in Net Assets


                                                                                       C&B LARGE CAP VALUE PORTFOLIO
                                                                                   -------------------------------------
                                                                                       For the
                                                                                   Six Months Ended        For the
                                                                                    March 31, 2008        Year Ended
                                                                                      (Unaudited)     September 30, 2007
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $  1,241,289,608   $      841,546,045

OPERATIONS
   Net investment income (loss) ................................................          8,660,053           16,064,930
   Net realized gain (loss) on investments .....................................         (1,752,673)          56,127,455
   Net change in unrealized appreciation (depreciation) of investments .........       (159,412,790)          43,387,252
                                                                                   -------------------------------------
Net increase (decrease) in net assets resulting from operations ................       (152,505,410)         115,579,637
                                                                                   -------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................         51,571,471          483,212,085
   Withdrawals .................................................................       (323,037,048)        (199,048,159)
                                                                                   -------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...       (271,465,577)         284,163,926
                                                                                   -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................       (423,970,987)         399,743,563
                                                                                   =====================================
ENDING NET ASSETS ..............................................................   $    817,318,621   $    1,241,289,608
                                                                                   =====================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                     Wells Fargo Advantage Master Portfolios 217


                                                                                        DISCIPLINED GROWTH PORTFOLIO
                                                                                   -------------------------------------
                                                                                       For the
                                                                                   Six Months Ended        For the
                                                                                    March 31, 2008        Year Ended
                                                                                     (Unaudited)      September 30, 2007
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $    183,601,568   $      187,057,301

OPERATIONS
   Net investment income (loss) ................................................             65,370              185,231
   Net realized gain (loss) on investments .....................................          3,239,225           20,448,384
   Net change in unrealized appreciation (depreciation) of investments .........        (29,631,541)          15,231,365
                                                                                   -------------------------------------
Net increase (decrease) in net assets resulting from operations ................        (26,326,946)          35,864,980
                                                                                   -------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................          9,217,193            4,065,448
   Withdrawals .................................................................        (33,735,363)         (43,386,161)
                                                                                   -------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...        (24,518,170)         (39,320,713)
                                                                                   -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................        (50,845,116)          (3,455,733)
                                                                                   =====================================
ENDING NET ASSETS ..............................................................   $    132,756,452   $      183,601,568
                                                                                   =====================================

                                                                                         EMERGING GROWTH PORTFOLIO
                                                                                   -------------------------------------
                                                                                       For the
                                                                                   Six Months Ended        For the
                                                                                    March 31, 2008       Period Ended
                                                                                     (Unaudited)      September 30, 2007
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $     86,519,880   $                0

OPERATIONS
   Net investment income (loss) ................................................           (220,549)            (191,853)
   Net realized gain (loss) on investments .....................................         (7,126,588)             377,651
   Net change in unrealized appreciation (depreciation) of investments .........        (17,759,988)          14,162,261
                                                                                   -------------------------------------
Net increase (decrease) in net assets resulting from operations ................        (25,107,125)          14,348,059
                                                                                   -------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................         68,379,397           88,757,743
   Withdrawals .................................................................        (20,270,344)         (16,585,922)
                                                                                   -------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...         48,109,053           72,171,821
                                                                                   -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................         23,001,928           86,519,880
                                                                                   =====================================
ENDING NET ASSETS ..............................................................   $    109,521,808   $       86,519,880
                                                                                   =====================================

                                                                                          EQUITY INCOME PORTFOLIO
                                                                                   -------------------------------------
                                                                                       For the
                                                                                   Six Months Ended          For the
                                                                                    March 31, 2008         Year Ended
                                                                                     (Unaudited)      September 30, 2007
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $    665,234,283   $    1,015,722,285

OPERATIONS
   Net investment income (loss) ................................................          5,853,778           16,078,785
   Net realized gain (loss) on investments .....................................         32,503,573          188,810,247
   Net change in unrealized appreciation (depreciation) of investments .........       (112,427,244)         (73,139,434)
                                                                                   -------------------------------------
Net increase (decrease) in net assets resulting from operations ................        (74,069,893)         131,749,598
                                                                                   -------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................          8,434,299           16,754,808
   Withdrawals .................................................................       (149,025,384)        (498,992,408)
                                                                                   -------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ...       (140,591,085)        (482,237,600)
                                                                                   -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................       (214,660,978)        (350,488,002)
                                                                                   =====================================
ENDING NET ASSETS ..............................................................   $    450,573,305   $      665,234,283
                                                                                   =====================================

218 Wells Fargo Advantage Master Portfolios

                                             Statements of Changes in Net Assets


                                                                                                      EQUITY VALUE PORTFOLIO
                                                                                              --------------------------------------
                                                                                                  For the
                                                                                              Six Months Ended        For the
                                                                                               March 31, 2008        Year Ended
                                                                                                 (Unaudited)     September 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................................    $ 639,562,611       $ 490,515,385

OPERATIONS
   Net investment income (loss) ...........................................................        5,169,656           7,512,769
   Net realized gain (loss) on investments ................................................      (22,869,141)         65,605,985
   Net change in unrealized appreciation (depreciation) of investments ....................      (77,919,530)         30,705,045
                                                                                               ---------------------------------
Net increase (decrease) in net assets resulting from operations ...........................      (95,619,015)        103,823,799
                                                                                               ---------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..........................................................................      156,484,481         125,489,688
   Withdrawals ............................................................................      (38,853,930)        (80,266,261)
                                                                                               ---------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ..............      117,630,551          45,223,427
                                                                                               ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................       22,011,536         149,047,226
                                                                                               =================================
ENDING NET ASSETS .........................................................................    $ 661,574,147       $ 639,562,611
                                                                                               =================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                     Wells Fargo Advantage Master Portfolios 219


                                                                                                         INDEX PORTFOLIO
                                                                                              --------------------------------------
                                                                                                  For the
                                                                                              Six Months Ended        For the
                                                                                               March 31, 2008        Year Ended
                                                                                                 (Unaudited)     September 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................................   $ 2,814,355,166     $ 2,548,093,616

OPERATIONS
   Net investment income (loss) ...........................................................        26,384,045          51,519,728
   Net realized gain (loss) on investments ................................................        54,045,519         117,184,727
   Net change in unrealized appreciation (depreciation) of investments ....................      (429,311,119)        245,109,179
                                                                                              -----------------------------------
Net increase (decrease) in net assets resulting from operations ...........................      (348,881,555)        413,813,634
                                                                                              -----------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..........................................................................        68,765,604         226,915,817
   Withdrawals ............................................................................      (191,652,694)       (374,467,901)
                                                                                              -----------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ..............      (122,887,090)       (147,552,084)
                                                                                              -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................      (471,768,645)        266,261,550
                                                                                              ===================================
ENDING NET ASSETS .........................................................................   $ 2,342,586,521     $ 2,814,355,166
                                                                                              ===================================
                                                                                                  INTERNATIONAL CORE PORTFOLIO
                                                                                              --------------------------------------
                                                                                                  For the
                                                                                              Six Months Ended        For the
                                                                                               March 31, 2008        Year Ended
                                                                                                 (Unaudited)     September 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................................    $ 159,894,926      $ 161,638,942

OPERATIONS
   Net investment income (loss) ...........................................................          319,442          2,056,363
   Net realized gain (loss) on investments ................................................        8,871,753         27,306,462
   Net change in unrealized appreciation (depreciation) of investments ....................      (26,149,901)         5,567,904
                                                                                               --------------------------------
Net increase (decrease) in net assets resulting from operations ...........................      (16,958,706)        34,930,729
                                                                                               --------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..........................................................................        5,567,604          5,766,735
   Withdrawals ............................................................................      (36,684,788)       (42,441,480)
                                                                                               --------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ..............      (31,117,184)       (36,674,745)
                                                                                               --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................      (48,075,890)        (1,744,016)
                                                                                               ================================
ENDING NET ASSETS .........................................................................    $ 111,819,036      $ 159,894,926
                                                                                               ================================
                                                                                                  INTERNATIONAL GROWTH PORTFOLIO
                                                                                              --------------------------------------
                                                                                                  For the
                                                                                              Six Months Ended        For the
                                                                                               March 31, 2008        Year Ended
                                                                                                 (Unaudited)     September 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................................     $ 300,626,325     $  301,162,819

OPERATIONS
   Net investment income (loss) ...........................................................            63,038          3,331,475
   Net realized gain (loss) on investments ................................................        19,275,961         56,226,589
   Net change in unrealized appreciation (depreciation) of investments ....................       (41,452,231)        15,364,318
                                                                                                --------------------------------
Net increase (decrease) in net assets resulting from operations ...........................       (22,113,232)        74,922,382
                                                                                                --------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..........................................................................        11,744,979         57,271,305
   Withdrawals ............................................................................       (48,690,317)      (132,730,181)
                                                                                                --------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ..............       (36,945,338)       (75,458,876)
                                                                                                --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................       (59,058,570)          (536,494)
                                                                                                ================================
ENDING NET ASSETS .........................................................................     $ 241,567,755     $  300,626,325
                                                                                                ================================

220 Wells Fargo Advantage Master Portfolios

                                             Statements of Changes in Net Assets


                                                                                                  INTERNATIONAL INDEX PORTFOLIO
                                                                                              --------------------------------------
                                                                                                  For the
                                                                                              Six Months Ended        For the
                                                                                               March 31, 2008        Year Ended
                                                                                                 (Unaudited)     September 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................................    $  160,036,146      $  161,960,014

OPERATIONS
   Net investment income (loss) ...........................................................         1,366,073           3,481,241
   Net realized gain (loss) on investments ................................................        13,524,125          13,737,627
   Net change in unrealized appreciation (depreciation) of investments ....................       (30,044,223)         18,734,077
                                                                                               ----------------------------------
Net increase (decrease) in net assets resulting from operations ...........................       (15,154,025)         35,952,945
                                                                                               ----------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..........................................................................         4,808,069           4,852,777
   Withdrawals ............................................................................       (37,984,400)        (42,729,590)
                                                                                               ----------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ..............       (33,176,331)        (37,876,813)
                                                                                               ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................       (48,330,356)         (1,923,868)
                                                                                               ==================================
ENDING NET ASSETS .........................................................................    $  111,705,790      $  160,036,146
                                                                                               ==================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements

Statements of Changes in Net Assets

                                     Wells Fargo Advantage Master Portfolios 221


                                                                                                  INTERNATIONAL VALUE PORTFOLIO
                                                                                              --------------------------------------
                                                                                                  For the
                                                                                              Six Months Ended        For the
                                                                                               March 31, 2008        Year Ended
                                                                                                 (Unaudited)     September 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................................    $ 447,175,488       $ 303,207,650

OPERATIONS
   Net investment income (loss) ...........................................................        5,026,163           9,296,214
   Net realized gain (loss) on investments ................................................        3,270,994          23,855,136
   Net change in unrealized appreciation (depreciation) of investments ....................      (76,145,949)         35,415,227
                                                                                               ---------------------------------
Net increase (decrease) in net assets resulting from operations ...........................      (67,848,792)         68,566,577
                                                                                               ---------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..........................................................................       46,145,493         121,299,047
   Withdrawals ............................................................................      (31,247,203)        (45,897,786)
                                                                                               ---------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ..............       14,898,290          75,401,261
                                                                                               ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................      (52,950,502)        143,967,838
                                                                                               =================================
ENDING NET ASSETS .........................................................................    $ 394,224,986       $ 447,175,488
                                                                                               =================================
                                                                                                 LARGE CAP APPRECIATION PORTFOLIO
                                                                                              -------------------------------------
                                                                                                  For the
                                                                                              Six Months Ended        For the
                                                                                               March 31, 2008        Year Ended
                                                                                                 (Unaudited)     September 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................................    $ 179,028,956       $ 170,740,349

OPERATIONS
   Net investment income (loss) ...........................................................          483,386             967,108
   Net realized gain (loss) on investments ................................................        3,171,910          14,007,484
   Net change in unrealized appreciation (depreciation) of investments ....................      (22,866,789)         19,094,005
                                                                                               ---------------------------------
Net increase (decrease) in net assets resulting from operations ...........................      (19,211,493)         34,068,597
                                                                                               ---------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..........................................................................        6,343,458          16,092,463
   Withdrawals ............................................................................      (20,438,113)        (41,872,453)
                                                                                               ---------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ..............      (14,094,655)        (25,779,990)
                                                                                               ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................      (33,306,148)          8,288,607
                                                                                               =================================
ENDING NET ASSETS .........................................................................    $ 145,722,808       $ 179,028,956
                                                                                               =================================
                                                                                                  LARGE COMPANY GROWTH PORTFOLIO
                                                                                              -------------------------------------
                                                                                                  For the
                                                                                              Six Months Ended        For the
                                                                                               March 31, 2008        Year Ended
                                                                                                 (Unaudited)     September 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................................   $ 2,759,101,141     $ 3,092,485,051

OPERATIONS
   Net investment income (loss) ...........................................................         3,775,961          13,363,990
   Net realized gain (loss) on investments ................................................       149,362,283         260,107,600
   Net change in unrealized appreciation (depreciation) of investments ....................      (582,697,549)        206,232,842
                                                                                              -----------------------------------
Net increase (decrease) in net assets resulting from operations ...........................      (429,559,305)        479,704,432
                                                                                              -----------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..........................................................................        46,267,742          90,833,168
   Withdrawals ............................................................................      (390,141,435)       (903,921,510)
                                                                                              -----------------------------------
Net increase (decrease) from transactions in investors' beneficial interests ..............      (343,873,693)       (813,088,342)
                                                                                              -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................      (773,432,998)       (333,383,910)
                                                                                              ===================================
ENDING NET ASSETS .........................................................................   $ 1,985,668,143     $ 2,759,101,141
                                                                                              ===================================

222 Wells Fargo Advantage Master Portfolios

                                             Statements of Changes in Net Assets


                                                                                                    SMALL CAP INDEX PORTFOLIO
                                                                                             --------------------------------------
                                                                                                  For the
                                                                                             Six Months Ended          For the
                                                                                              March 31, 2008         Year Ended
                                                                                                (Unaudited)      September 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................................................   $    415,372,828    $      396,054,239

OPERATIONS
   Net investment income (loss) ..........................................................          2,540,353             4,748,319
   Net realized gain (loss) on investments ...............................................         24,163,447            52,487,191
   Net change in unrealized appreciation (depreciation) of investments ...................        (80,623,744)              527,499
                                                                                             --------------------------------------
Net increase (decrease) in net assets resulting from operations ..........................        (53,919,944)           57,763,009
                                                                                             --------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions .........................................................................         11,438,426            51,981,926
   Withdrawals ...........................................................................        (59,203,968)          (90,426,346)
                                                                                             --------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests .............        (47,765,542)          (38,444,420)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................       (101,685,486)           19,318,589
                                                                                             ======================================
ENDING NET ASSETS ........................................................................   $    313,687,342    $      415,372,828
                                                                                             ======================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                     Wells Fargo Advantage Master Portfolios 223


                                                          SMALL COMPANY GROWTH PORTFOLIO          SMALL COMPANY VALUE PORTFOLIO
                                                      -------------------------------------   -------------------------------------
                                                           For the                                 For the
                                                      Six Months Ended         For the        Six Months Ended         For the
                                                       March 31, 2008        Year Ended        March 31, 2008        Year Ended
                                                         (Unaudited)     September 30, 2007      (Unaudited)     September 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...........................   $    833,747,672   $      927,550,765   $    513,730,741   $      456,421,037

OPERATIONS
   Net investment income (loss) ...................         (1,681,657)          (4,245,817)         1,914,902            2,716,459
   Net realized gain (loss) on investments ........        (28,259,346)         119,507,224        (38,301,983)          60,770,961
   Net change in unrealized appreciation
     (depreciation) of investments ................       (135,788,345)          33,980,926        (61,469,442)         (34,673,152)
                                                      -----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations ................................       (165,729,348)         149,242,333        (97,856,523)          28,814,268
                                                      -----------------------------------------------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..................................         21,783,298           59,572,668         28,963,036          106,270,058
   Withdrawals ....................................       (128,328,055)        (302,618,094)       (75,619,248)         (77,774,622)
                                                      -----------------------------------------------------------------------------
Net increase (decrease) from transactions in
   investors' beneficial interests ................       (106,544,757)        (243,045,426)       (46,656,212)          28,495,436
                                                      -----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .............       (272,274,105)         (93,803,093)      (144,512,735)          57,309,704
                                                      =============================================================================
ENDING NET ASSETS .................................   $    561,473,567   $      833,747,672   $    369,218,006   $      513,730,741
                                                      =============================================================================

                                                                                               STRATEGIC SMALL CAP VALUE PORTFOLIO
                                                                                             --------------------------------------
                                                                                                  For the
                                                                                             Six Months Ended          For the
                                                                                              March 31, 2008        Period Ended
                                                                                                (Unaudited)      September 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................................................   $    371,760,563    $      359,375,258

OPERATIONS
   Net investment income (loss) ..........................................................          1,243,102             1,156,324
   Net realized gain (loss) on investments ...............................................         (7,231,054)           28,258,077
   Net change in unrealized appreciation (depreciation) of investments ...................        (48,544,843)            1,189,101
                                                                                             --------------------------------------
Net increase (decrease) in net assets resulting from operations ..........................        (54,532,795)           30,603,502
                                                                                             --------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions .........................................................................         13,527,713            56,302,978
   Withdrawals ...........................................................................        (49,538,726)          (74,521,175)
                                                                                             --------------------------------------
Net increase (decrease) from transactions in investors' beneficial interests .............        (36,011,013)          (18,218,197)
                                                                                             --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................        (90,543,808)           12,385,305
                                                                                             ======================================
ENDING NET ASSETS ........................................................................   $    281,216,755    $      371,760,563
                                                                                             ======================================

224 Wells Fargo Advantage Master Portfolios                 Financial Highlights


                                                                Ratio to Average Net Assets (Annualized) 1
                                                             -----------------------------------------------              Portfolio
                                                             Net Investment     Gross    Expenses      Net       Total     Turnover
                                                              Income (Loss)   Expenses    Waived    Expenses   Return 2      Rate
-----------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ............        1.58%         0.73%    (0.04)%      0.69%    (12.80)%       10%
October 1, 2006 to September 30, 2007 ....................        1.48%         0.74%    (0.06)%      0.68%     11.88%        24%
October 1, 2005 to September 30, 2006 ....................        1.77%         0.76%    (0.10)%      0.66%     15.30%        29%
December 6, 2004 3 to September 30, 2005 .................        0.98%         0.77%    (0.06)%      0.71%      1.51%        19%

DISCIPLINED GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ............        0.08%         0.78%    (0.01)%      0.77%    (16.52)%       47%
October 1, 2006 to September 30, 2007 ....................        0.10%         0.79%     0.00% 4     0.79%     21.22%        68%
October 1, 2005 to September 30, 2006 ....................        0.12%         0.79%    (0.01)%      0.78%      1.41%        90%
October 1, 2004 to September 30, 2005 ....................        0.44%         0.79%    (0.01)%      0.78%     11.76%        45%
October 1, 2003 to September 30, 2004 ....................        0.28%         0.80%    (0.26)%      0.54%      9.88%        87%
October 1, 2002 to September 30, 2003 ....................        0.28%         0.88%    (0.15)%      0.73%     25.65%       117%

EMERGING GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ............       (0.47)%        0.96%    (0.01)%      0.95%    (23.63)%       95%
January 31, 2007 3 to September 30, 2007 .................       (0.54)%        1.01%    (0.02)%      0.99%     24.40%       125%

EQUITY INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ............        2.13%         0.76%    (0.22)%      0.54%    (12.80)%        3%
October 1, 2006 to September 30, 2007 ....................        1.91%         0.76%    (0.19)%      0.57%     15.91%        16%
October 1, 2005 to September 30, 2006 ....................        1.84%         0.75%    (0.05)%      0.70%     11.21%         7%
October 1, 2004 to September 30, 2005 ....................        2.04%         0.73%    (0.13)%      0.60%     13.30%        20%
October 1, 2003 to September 30, 2004 ....................        1.86%         0.77%    (0.21)%      0.56%     17.04%        11%
October 1, 2002 to September 30, 2003 ....................        2.01%         0.78%    (0.11)%      0.67%     20.66%         9%

EQUITY VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ............        1.68%         0.75%    (0.05)%      0.70%    (14.73)%       56%
October 1, 2006 to September 30, 2007 ....................        1.29%         0.77%    (0.08)%      0.69%     20.21%       108%
October 1, 2005 to September 30, 2006 ....................        1.18%         0.78%    (0.01)%      0.77%     10.73%       107%
October 1, 2004 to September 30, 2005 ....................        1.22%         0.78%    (0.02)%      0.76%     21.61%       145%
October 1, 2003 to September 30, 2004 ....................        1.25%         0.80%    (0.18)%      0.62%     17.82%       122%
August 29, 2003 3 to September 30, 2003 ..................        0.64%         0.86%    (0.32)%      0.54%     (1.80)%        3%

INDEX PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ............        2.04%         0.11%     0.00% 4     0.11%    (12.60)%        2%
October 1, 2006 to September 30, 2007 ....................        1.86%         0.11%    (0.01)%      0.10%     16.35%         8%
October 1, 2005 to September 30, 2006 ....................        1.86%         0.11%     0.00%       0.11%     10.70%         9%
October 1, 2004 to September 30, 2005 ....................        2.08%         0.12%    (0.08)%      0.04%     12.23%         8%
October 1, 2003 to September 30, 2004 ....................        1.71%         0.17%    (0.14)%      0.03%     13.87%         2%
October 1, 2002 to September 30, 2003 ....................        1.70%         0.18%    (0.05)%      0.13%     24.42%         3%

INTERNATIONAL CORE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ............        0.48%         1.13%    (0.02)%      1.11%    (12.48)%       24%
October 1, 2006 to September 30, 2007 ....................        1.27%         1.09%    (0.01)%      1.08%     23.70%        66%
October 1, 2005 to September 30, 2006 ....................        1.99%         1.09%    (0.06)%      1.03%     14.58%        39%
October 1, 2004 to September 30, 2005 ....................        1.51%         1.09%    (0.01)%      1.08%     18.69%       108%
October 1, 2003 to September 30, 2004 ....................        0.86%         1.11%    (0.15)%      0.96%     13.84%        33%
October 1, 2002 to September 30, 2003 ....................        0.81%         1.12%    (0.03)%      1.09%     18.39%        75%

INTERNATIONAL GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ............        0.05%         1.08%    (0.03)%      1.05%     (8.77)%       27%
October 1, 2006 to September 30, 2007 ....................        1.09%         1.06%    (0.03)%      1.03%     27.40%        73%
October 1, 2005 to September 30, 2006 ....................        0.87%         1.07%    (0.09)%      0.98%     19.95%        62%
October 6, 2004 3 to September 30, 2005 ..................        1.02%         1.08%    (0.02)%      1.06%     22.30%        67%

--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

3     Commencement of operations.

4     Amount calculated is less than .005%.

The accompanying notes are an integral part of these financial statements.

Financial Highlights                 Wells Fargo Advantage Master Portfolios 225


                                                                Ratio to Average Net Assets (Annualized) 1
                                                             -----------------------------------------------              Portfolio
                                                             Net Investment     Gross    Expenses      Net       Total     Turnover
                                                              Income (Loss)   Expenses    Waived    Expenses   Return 2      Rate
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ............        2.04%         0.51%    (0.01)%      0.50%    (11.14)%        4%
October 1, 2006 to September 30, 2007 ....................        2.15%         0.49%     0.00%       0.49%     24.52%         3%
October 1, 2005 to September 30, 2006 ....................        2.59%         0.49%    (0.12)%      0.37%     19.44%         7%
October 6, 2004 3 to September 30, 2005 ..................        2.41%         0.49%    (0.03)%      0.46%     21.90%        21%

INTERNATIONAL VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ............        2.41%         1.07%    (0.08)%      0.99%    (15.01)%        6%
October 1, 2006 to September 30, 2007 ....................        2.47%         1.07%    (0.04)%      1.03%     21.91%        19%
October 1, 2005 to September 30, 2006 ....................        2.34%         1.09%     0.00%       1.09%     19.32%        31%
October 1, 2004 to September 30, 2005 ....................        2.21%         1.11%    (0.01)%      1.10%     25.92%        14%
October 31, 2003 3 to September 30, 2004 .................        2.61%         1.02%    (0.18)%      0.84%     20.00%        24%

LARGE CAP APPRECIATION PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ............        0.59%         0.72%    (0.02)%      0.70%    (11.40)%       69%
October 1, 2006 to September 30, 2007 ....................        0.57%         0.74%    (0.05)%      0.69%     21.80%       145%
October 1, 2005 to September 30, 2006 ....................        0.65%         0.75%    (0.03)%      0.72%      3.34%       155%
October 1, 2004 to September 30, 2005 ....................        0.83%         0.74%     0.00%       0.74%     20.02%       133%
October 1, 2003 to September 30, 2004 ....................        0.50%         0.76%    (0.14)%      0.62%     10.56%       149%
October 1, 2002 to September 30, 2003 ....................        0.29%         0.81%    (0.09)%      0.72%     18.50%       153%

LARGE COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ............        0.31%         0.69%    (0.02)%      0.67%    (16.68)%        3%
October 1, 2006 to September 30, 2007 ....................        0.46%         0.70%    (0.02)%      0.68%     17.80%        10%
October 1, 2005 to September 30, 2006 ....................        0.14%         0.70%    (0.09)%      0.61%      1.41%         6%
October 1, 2004 to September 30, 2005 ....................        0.69%         0.69%    (0.01)%      0.68%     11.03%        18%
October 1, 2003 to September 30, 2004 ....................       (0.09)%        0.76%    (0.08)%      0.68%      2.96%        14%
October 1, 2002 to September 30, 2003 ....................       (0.24)%        0.78%    (0.02)%      0.76%     27.90%        13%

SMALL CAP INDEX PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ............        1.40%         0.23%    (0.07)%      0.16%    (13.52)%       11%
October 1, 2006 to September 30, 2007 ....................        1.10%         0.23%    (0.05)%      0.18%     14.78%        24%
October 1, 2005 to September 30, 2006 ....................        0.95%         0.24%    (0.01)%      0.23%      6.89%        20%
October 1, 2004 to September 30, 2005 ....................        1.00%         0.23%    (0.05)%      0.18%     21.03%        14%
October 1, 2003 to September 30, 2004 ....................        0.93%         0.28%    (0.19)%      0.09%     23.97%        17%
October 1, 2002 to September 30, 2003 ....................        0.74%         0.31%    (0.02)%      0.29%     27.79%        11%

SMALL COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ............       (0.49)%        0.90%     0.00% 4     0.90%    (21.67)%       65%
October 1, 2006 to September 30, 2007 ....................       (0.46)%        0.90%     0.00%       0.90%     17.74%       138%
October 1, 2005 to September 30, 2006 ....................       (0.33)%        0.91%    (0.01)%      0.90%      7.02%       125%
October 1, 2004 to September 30, 2005 ....................       (0.45)%        0.91%     0.00%       0.91%     16.51%       142%
October 1, 2003 to September 30, 2004 ....................       (0.63)%        0.93%    (0.07)%      0.86%     12.70%       145%
October 1, 2002 to September 30, 2003 ....................       (0.35)%        0.94%    (0.02)%      0.92%     37.90%       163%

SMALL COMPANY VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ............        0.90%         0.91%     0.00% 4     0.91%    (19.80)%       22%
October 1, 2006 to September 30, 2007 ....................        0.53%         0.93%    (0.01)%      0.92%      6.53%        69%
October 1, 2005 to September 30, 2006 ....................        0.64%         0.92%    (0.13)%      0.79%      6.70%       114%
October 1, 2004 to September 30, 2005 ....................        0.61%         0.92%    (0.10)%      0.82%     24.77%        70%
October 1, 2003 to September 30, 2004 ....................        0.54%         0.93%    (0.13)%      0.80%     23.72%        64%
October 1, 2002 to September 30, 2003 ....................        0.70%         0.95%    (0.16)%      0.79%     38.33%        80%

STRATEGIC SMALL CAP VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
October 1, 2007 to March 31, 2008 (Unaudited) ............        0.76%         0.92%    (0.04)%      0.88%    (15.46)%       29%
October 1, 2006 to September 30, 2007 ....................        0.30%         0.93%    (0.01)%      0.92%      8.65%        64%
January 31, 2006 3 to September 30, 2006 .................        0.75%         0.94%    (0.19)%      0.75%      0.60%        37%

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

226 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 23 separate investment portfolios. These financial statements are for 16 of those portfolios as follows: the C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, Index Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Strategic Small Cap Value Portfolio (each, a "Fund" and collectively, the "Funds").

Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 227


Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FEDERAL INCOME TAXES

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

Management has analyzed the fund's tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2008, no provision for income tax would be required in the fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: May 31, 2005; May 31, 2006; May 31, 2007) are subject to examination by the Internal Revenue Service and state departments of revenue.

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

228 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


As of March 31, 2008, outstanding forward contracts were as follows:

---------------------------------------------------------------------------------------------------------------
                                    Currency                                      Currency      Net Unrealized
                                  Amount to be       Type of        Settlement   Amount to be    Appreciation/
PORTFOLIO                           Received         Currency          Date       Delivered      (Depreciation)
---------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO          8,992      Brazilian Real   04/01/2008    $   5,125        $  (51)
                                      326,787      Swiss Franc      04/01/2008      329,058           760
                                       82,910          Euro         04/01/2008      130,895          (239)
                                    1,890,910    Hong Kong Dollar   04/01/2008      242,965            17
                                  108,786,359      Japanese Yen     04/01/2008    1,091,356        (2,577)
                                    1,247,380    Norwegian Krone    04/01/2008      244,952          (353)
---------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO         350,000           Euro        06/30/2008      550,218         6,457
                                      250,000      British Pound    06/30/2008      492,564        (4,160)
                                   55,600,000      Japanese Yen     06/30/2008      554,577         2,920
---------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO          19,589      British Pound    04/02/2008    $  38,878          (181)
---------------------------------------------------------------------------------------------------------------

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At March 31, 2008, the following Funds held open futures contracts:

---------------------------------------------------------------------------------------------------------------
                                                                                    Notional    Net Unrealized
                                                                                    Contract    Appreciation/
PORTFOLIO                         Contracts        Type         Expiration Date      Amount     (Depreciation)
---------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO                     17 Long       S&P 500          June 2008      $ 5,609,164       $ 17,836
---------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO       15 Long   DJ Eurostoxx 50      June 2008          805,398         38,143
                                     8 Long    FTSE 100 Index      June 2008          872,012         35,648
                                     7 Long        TOPIX           June 2008          841,762         13,063
---------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO            4 Long     Russell 2000       June 2008        1,336,275         43,725
---------------------------------------------------------------------------------------------------------------

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans is invested on behalf of the Fund by the securities lending agent in high-quality short-term debt investments (including money market instruments) according to written investment guidelines that are approved by the Fund's adviser and designed to be consistent with the investment objective, principal investment strategies and policies

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 229


of the Fund. Gain or loss in the market price of the securities loaned and securities in which the cash collateral is invested by a Fund that may occur during the term of the loan are reflected in the value of the Funds. A risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. A further risk is the potential loss in the market price of the securities in which the cash collateral may be invested. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30% effective September 1, 2007) and incurs all expenses. For a portion of the period, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan and the value of the related collateral at March 31, 2008, are shown on the Statements of Assets and Liabilities.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles, or "SIVs". SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of March 31, 2008, the following Funds owned certain of these types of structured securities which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

--------------------------------------------------------------------------------------
PORTFOLIO                             Defaulted SIVs ($Market Value)  % of Net Assets
--------------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO                  $ 3,738,207                 0.46%
--------------------------------------------------------------------------------------
DISCIPLINED GROWTH PORTFOLIO                       241,183                 0.18%
--------------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO                        2,924,462                 2.67%
--------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO                          4,264,729                 0.95%
--------------------------------------------------------------------------------------
EQUITY VALUE PORTFOLIO                           6,995,174                 1.06%
--------------------------------------------------------------------------------------
INDEX PORTFOLIO                                 29,805,123                 1.27%
--------------------------------------------------------------------------------------
LARGE CAP APPRECIATION PORTFOLIO                   508,764                 0.35%
--------------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO                  16,601,468                 0.84%
--------------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO                        7.843,024                 2.50%
--------------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO                   8,023,327                 1.43%
--------------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO                    4,619,589                 1.25%
--------------------------------------------------------------------------------------

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to

230 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

-------------------------------------------------------------------------------------------------------------------------------
                                                        Advisory                                                   Subadvisory
                                                        Fees (% of                                                 Fees (% of
                                    Average Daily     Average Daily                             Average Daily     Average Daily
PORTFOLIO                            Net Assets        Net Assets)         Subadviser            Net Assets        Net Assets)
-------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO*   First $500 million       0.700         Cooke & Bieler LP    First $250 million       0.450
                                  Next $500 million       0.650                               Next $250 million       0.400
                                    Next $2 billion       0.600                               Next $250 million       0.350
                                    Next $2 billion       0.575                               Over $750 million       0.300
                                    Over $5 billion       0.550
-------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED GROWTH PORTFOLIO*    First $500 million       0.700            Smith Asset       First $200 million       0.300
                                  Next $500 million       0.650            Management         Next $300 million       0.200
                                    Next $2 billion       0.600             Group LP          Over $500 million       0.150
                                    Next $2 billion       0.575
                                    Over $5 billion       0.550
-------------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO*        First 500 million       0.850           Wells Capital      First $100 million       0.550
                                   Next 500 million       0.825            Management         Next $100 million       0.500
                                    Next $1 billion       0.800           Incorporated        Over $200 million       0.400
                                    Next $1 billion       0.775
                                    Next $3 billion       0.750
-------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO*         First $500 million       0.700           Wells Capital      First $100 million       0.350
                                  Next $500 million       0.650            Management         Next $100 million       0.300
                                    Next $2 billion       0.600           Incorporated        Next $300 million       0.200
                                    Next $2 billion       0.575                               Over $500 million       0.150
                                    Over $5 billion       0.500
-------------------------------------------------------------------------------------------------------------------------------
EQUITY VALUE PORTFOLIO*          First $500 million       0.700       Systematic Financial   First $150 million       0.300
                                  Next $500 million       0.650           Management LP       Next $200 million       0.200
                                    Next $2 billion       0.600                               Next $400 million       0.150
                                    Next $2 billion       0.575                               Next $250 million       0.130
                                    Over $5 billion       0.550                                 Over $1 billion       0.100
-------------------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO                  First $500 million       0.100           Wells Capital      First $100 million       0.050
                                  Next $500 million       0.100            Management         Next $100 million       0.030
                                    Next $2 billion       0.075           Incorporated        Over $200 million       0.020
                                    Next $2 billion       0.075
                                    Over $5 billion       0.050
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL CORE PORTFOLIO     First $500 million       0.950             New Star          First $50 million       0.350
                                  Next $500 million       0.900           Institutional       Next $500 million       0.290
                                    Next $2 billion       0.850             Managers          Over $550 million       0.200
                                    Next $2 billion       0.825              Limited
                                    Over $5 billion       0.800
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO   First $500 million       0.950        Artisan Partners LP   First $250 million       0.700
                                  Next $500 million       0.900                               Over $250 million       0.500
                                    Next $2 billion       0.850
                                    Next $2 billion       0.825
                                    Over $5 billion       0.800
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO    First $500 million       0.350            SSgA Funds        First $100 million       0.080
                                  Next $500 million       0.350            Management         Over $100 million       0.060
                                    Next $2 billion       0.325
                                    Next $2 billion       0.325
                                    Over $5 billion       0.300
-------------------------------------------------------------------------------------------------------------------------------

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 231


----------------------------------------------------------------------------------------------------------------------------------
                                                              Advisory                                                Subadvisory
                                                             Fees (% of                                               Fees (% of
                                         Average Daily      Average Daily                          Average Daily     Average Daily
PORTFOLIO                                 Net Assets         Net Assets)        Subadviser          Net Assets        Net Assets)
----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO          First $500 million       0.950           LSV Asset       First $150 million       0.350
                                        Next $500 million       0.900           Management       Next $350 million       0.400
                                          Next $2 billion       0.850                            Next $250 million       0.350
                                          Next $2 billion       0.825                            Next $250 million       0.325
                                          Over $5 billion       0.800                              Over $1 billion       0.300
----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP APPRECIATION PORTFOLIO*      First $500 million       0.700        Cadence Capital    First $250 million       0.300
                                        Next $500 million       0.650         Management LLC     Next $250 million       0.200
                                          Next $2 billion       0.600                            Next $500 million       0.150
                                          Next $2 billion       0.575                              Over $1 billion       0.100
                                          Over $5 billion       0.550
----------------------------------------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO*        First $500 million       0.700       Peregrine Capital    First $25 million       0.550
                                        Next $500 million       0.650           Management        Next $25 million       0.450
                                          Next $2 billion       0.600          Incorporated      Next $100 million       0.400
                                          Next $2 billion       0.575                            Next $125 million       0.350
                                          Over $5 billion       0.550                            Over $275 million       0.225
----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO              First $500 million       0.200         Wells Capital     First $100 million       0.050
                                        Next $500 million       0.200           Management       Next $100 million       0.030
                                          Next $2 billion       0.175          Incorporated      Over $200 million       0.020
                                          Next $2 billion       0.175
                                          Over $5 billion       0.150
----------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO*        First $500 million       0.850       Peregrine Capital    First $50 million       0.900
                                        Next $500 million       0.825           Management       Next $130 million       0.750
                                          Next $1 billion       0.800          Incorporated      Next $160 million       0.650
                                          Next $1 billion       0.775                            Next $345 million       0.500
                                          Over $3 billion       0.750                             Next $50 million       0.520
                                                                                                 Over $735 million       0.550
----------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO*         First $500 million       0.850       Peregrine Capital   First $175 million       0.500
                                        Next $500 million       0.825           Management       Over $175 million       0.750
                                          Next $1 billion       0.800          Incorporated
                                          Next $1 billion       0.775
                                          Over $3 billion       0.750
----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE PORTFOLIO*   First $500 million       0.850         Wells Capital     First $200 million       0.450
                                        Next $500 million       0.825           Management       Over $200 million       0.400
                                          Next $1 billion       0.800          Incorporated
                                          Next $1 billion       0.775
                                          Over $3 billion       0.750
----------------------------------------------------------------------------------------------------------------------------------

* Effective February 1, 2008. Prior to February 1, 2008, Funds Management was entitled to receive an annual fee at the following rates:

---------------------------------------------------------------------------
                                    Average Daily       Advisory Fees (% of
PORTFOLIO                            Net Assets        Average Daily Assets)
---------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO    First $500 million            0.750
                                  Next $500 million            0.700
                                    Next $2 billion            0.650
                                    Next $2 billion            0.625
                                    Over $5 billion            0.600
---------------------------------------------------------------------------
DISCIPLINED GROWTH PORTFOLIO     First $500 million            0.750
                                  Next $500 million            0.700
                                    Next $2 billion            0.650
                                    Next $2 billion            0.652
                                    Over $5 billion            0.600
---------------------------------------------------------------------------

232 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


------------------------------------------------------------------------------------------------------
                                                        Average Daily             Advisory Fees (% of
PORTFOLIO                                                Net Assets              Average Daily Assets)
------------------------------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO                            First $500 million                   0.900
                                                      Next $500 million                   0.850
                                                        Next $2 billion                   0.800
                                                        Next $2 billion                   0.775
                                                        Over $5 billion                   0.750
------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO                              First $500 million                   0.750
                                                      Next $500 million                   0.700
                                                        Next $2 billion                   0.650
                                                        Next $2 billion                   0.625
                                                        Over $5 billion                   0.600
------------------------------------------------------------------------------------------------------
EQUITY VALUE PORTFOLIO                               First $500 million                   0.750
                                                      Next $500 million                   0.700
                                                        Next $2 billion                   0.650
                                                        Next $2 billion                   0.625
                                                        Over $5 billion                   0.600
------------------------------------------------------------------------------------------------------
LARGE CAP APPRECIATION PORTFOLIO                     First $500 million                   0.700
                                                      Next $500 million                   0.700
                                                        Next $2 billion                   0.650
                                                        Next $2 billion                   0.625
                                                        Over $5 billion                   0.600
------------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO                       First $500 million                   0.750
                                                      Next $500 million                   0.700
                                                        Next $2 billion                   0.650
                                                        Next $2 billion                   0.625
                                                        Over $5 billion                   0.600
------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO                       First $500 million                   0.900
                                                      Next $500 million                   0.850
                                                        Next $2 billion                   0.800
                                                        Next $2 billion                   0.775
                                                        Over $5 billion                   0.750
------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO                        First $500 million                   0.900
                                                      Next $500 million                   0.850
                                                        Next $2 billion                   0.800
                                                        Next $2 billion                   0.775
                                                        Over $5 billion                   0.750
------------------------------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE PORTFOLIO                  First $500 million                   0.900
                                                      Next $500 million                   0.850
                                                        Next $2 billion                   0.800
                                                        Next $2 billion                   0.775
                                                        Over $5 billion                   0.750
------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

Currently, there are no administration or transfer agency fees charged to the Master Trust.

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 233


CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

--------------------------------------------------------------------------------
                                                                  % of Average
PORTFOLIO                                                       Daily Net Assets
--------------------------------------------------------------------------------
INTERNATIONAL CORE PORTFOLIO                                          0.10
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO                                        0.10
--------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO                                         0.10
--------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO                                         0.10
--------------------------------------------------------------------------------
ALL OTHER FUNDS                                                       0.02
--------------------------------------------------------------------------------

TRANSACTIONS WITH AFFILIATES

For the period ended March 31, 2008, there were no brokerage commissions paid to an affiliated broker-dealer.

OTHER FEES

PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its independent Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the period ended March 31, 2008, were waived by Funds Management, first from advisory fees, and then any remaining amount from custody. Funds Management has contractually committed to waive fees and/or reimburse expenses to the extent necessary to maintain certain net operating expense ratios for the Funds.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the period ended March 31, 2008, were as follows:

--------------------------------------------------------------------------------
PORTFOLIO                                   Purchases at Cost     Sales Proceeds
--------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO                 $ 106,890,368        $ 370,314,321
--------------------------------------------------------------------------------
DISCIPLINED GROWTH PORTFOLIO                     71,779,598           98,668,488
--------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO                       131,062,968           88,449,959
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO                          19,206,782          149,459,543
--------------------------------------------------------------------------------
EQUITY VALUE PORTFOLIO                          472,486,062          345,884,678
--------------------------------------------------------------------------------
INDEX PORTFOLIO                                  62,778,603          157,349,827
--------------------------------------------------------------------------------
INTERNATIONAL CORE PORTFOLIO                     32,100,322           61,018,542
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO                   72,125,991          104,495,495
--------------------------------------------------------------------------------
INTERNATIONAL INDEX PORTFOLIO                     5,152,097           37,622,144
--------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO                    47,767,989           22,463,671
--------------------------------------------------------------------------------
LARGE CAP APPRECIATION PORTFOLIO                111,330,432          127,426,523
--------------------------------------------------------------------------------
LARGE COMPANY GROWTH PORTFOLIO                   63,594,726          416,937,648
--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO                        38,193,809           81,809,159
--------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO                  440,407,438          547,151,682
--------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO                    94,083,919          136,738,998
--------------------------------------------------------------------------------
STRATEGIC SMALL CAP VALUE PORTFOLIO              91,607,618          112,636,792
--------------------------------------------------------------------------------

234 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


5. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards 161 ("FAS 161"), "Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133." FAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of March 31, 2008, Management is continuing to evaluate the impact, if any, that adoption of FAS 161 may have on the financial statements.

ITEM 2.  CODE OF ETHICS
=======================
Not required in this filing


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================
Not required in this filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
===============================================
Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS
===============================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
===================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
Not applicable.


ITEM 11. CONTROLS AND PROCEDURES
=================================
(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                            Wells Fargo Master Trust


                            By: /s/ Karla M. Rabusch


                                Karla M. Rabusch
                                President

                            Date: May 22, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                            By: /s/ Karla M. Rabusch

                                Karla M. Rabusch
                                President

                            Date: May 22, 2008


                            By: /s/ Stephen W. Leonhardt


                                Stephen W. Leonhardt
                                Treasurer

                            Date: May 22, 2008

                                  CERTIFICATION
                                  -------------


I, Karla M. Rabusch, certify that:

1.I have reviewed this report on Form N-CSR of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Equity Income Portfolio, Wells Fargo Advantage Equity Value Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Core Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Index Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, Wells Fargo Advantage Large Company Growth Portfolio, Wells Fargo Advantage Small Cap Index Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, and Wells Fargo Advantage Strategic Small Cap Value Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):


         a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: May 22, 2008

/s/ Karla M. Rabusch
------------------------
Karla M. Rabusch
President
Wells Fargo Master Trust
                                                                 Exhibit 99.CERT

                                  CERTIFICATION

I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Equity Income Portfolio, Wells Fargo Advantage Equity Value Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Core Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Index Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, Wells Fargo Advantage Large Company Growth Portfolio, Wells Fargo Advantage Small Cap Index Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, and Wells Fargo Advantage Strategic Small Cap Value Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: May 22, 2008

/s/ Stephen W. Leonhardt
------------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Master Trust
                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Master Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended March 31, 2008 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: May 22, 2008
                                                     /s/ Karla M. Rabusch



                                                     Karla M. Rabusch
                                                     President
                                                     Wells Fargo Master Trust

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Master Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended March 31, 2008 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: May 22, 2008


                                                     /s/ Stephen W. Leonhardt




                                                     Stephen W. Leonhardt
                                                     Treasurer
                                                     Wells Fargo Master Trust